UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004–June 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2004

Semi-Annual
Report

Pacific Select Fund

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.80%
Autos & Transportation - 1.21%
Canadian National Railway Co (Canada)	210,200	$9,162,618
United Parcel Service Inc ‘B’	132,300	9,944,991

		19,107,609

Consumer Discretionary - 18.29%
Apollo Group Inc ‘A’*	197,500	17,437,275
Avon Products Inc	305,000	14,072,700
Bed Bath & Beyond Inc*†	273,000	10,496,850
Best Buy Co Inc	223,000	11,315,020
Carnival Corp†	210,000	9,870,000
Cendant Corp	671,000	16,426,080
Costco Wholesale Corp	251,000	10,308,570
eBay Inc*	105,400	9,691,530
International Game Technology	285,000	11,001,000
J.C. Penney Co Inc	190,000	7,174,400
McDonald’s Corp	631,000	16,406,000
Nike Inc ‘B’	157,000	11,892,750
Omnicom Group Inc	104,200	7,907,738
Starwood Hotels & Resorts Worldwide Inc	197,000	8,835,450
Target Corp	263,400	11,186,598
The Gap Inc†	618,000	14,986,500
The Gillette Co	357,000	15,136,800
The Home Depot Inc	657,400	23,140,480
Viacom Inc ‘B’	460,000	16,431,200
Wal-Mart Stores Inc	654,000	34,505,040
Waste Management Inc	355,500	10,896,075

		289,118,056

Consumer Staples - 5.40%
Colgate-Palmolive Co	210,600	12,309,570
PepsiCo Inc	250,000	13,470,000
Procter & Gamble Co	575,000	31,303,000
Sysco Corp	333,000	11,944,710
The Coca-Cola Co	325,000	16,406,000

		85,433,280

Energy - 0.34%
ENSCO International Inc†	184,400	5,366,040

Financial Services - 19.62%
American Express Co	400,000	20,552,000
American International Group Inc	505,000	35,996,400
Automatic Data Processing Inc	262,000	10,972,560
Bank of America Corp	211,000	17,854,820
Citigroup Inc	1,100,000	51,150,000
Fannie Mae	250,200	17,854,272
First Data Corp	407,400	18,137,448
J.P. Morgan Chase & Co	789,000	30,589,530
MBNA Corp	631,000	16,273,490
Merrill Lynch & Co Inc	341,700	18,444,966
Morgan Stanley	368,000	19,419,360
SLM Corp	210,000	8,494,500
The Allstate Corp	247,600	11,525,780
The Goldman Sachs Group Inc	197,000	18,549,520
Wells Fargo & Co	250,000	14,307,500

		310,122,146

Health Care - 14.48%
Allergan Inc†	135,000	12,085,200
Amgen Inc*	342,000	18,662,940
Boston Scientific Corp*	365,000	15,622,000
Eli Lilly & Co	158,000	11,045,780
Forest Laboratories Inc*	131,000	7,418,530
Genentech Inc*	211,000	11,858,200
Johnson & Johnson	421,000	23,449,700
Medtronic Inc	329,000	16,028,880
Pfizer Inc	1,315,000	45,078,200
St. Jude Medical Inc*	118,000	8,926,700
Teva Pharmaceutical Industries Ltd ADR† (Israel)	174,000	11,708,460
UnitedHealth Group Inc	297,000	18,488,250
Wyeth	210,600	7,615,296
Zimmer Holdings Inc*	237,000	20,903,400

		228,891,536

Integrated Oils - 2.73%
Exxon Mobil Corp	973,400	43,228,694

Materials & Processing - 2.85%
Air Products & Chemicals Inc	197,600	10,364,120
Alcoa Inc	375,000	12,386,250
Masco Corp	321,000	10,008,780
The Dow Chemical Co	303,000	12,332,100

		45,091,250

Multi-Industry - 7.72%
3M Co	131,000	11,791,310
Fortune Brands Inc†	118,500	8,938,455
General Electric Co	1,390,000	45,036,000
Honeywell International Inc	342,000	12,527,460
Schlumberger Ltd	222,000	14,099,220
Tyco International Ltd (Bermuda)	895,000	29,660,300

		122,052,745

Producer Durables - 4.57%
Applied Materials Inc*	473,000	9,280,260
Danaher Corp	342,000	17,732,700
Ingersoll-Rand Co Ltd ‘A’† (Bermuda)	137,900	9,419,949
KLA-Tencor Corp*†	158,000	7,802,040
United Technologies Corp	217,000	19,851,160
Waters Corp*	171,000	8,170,380

		72,256,489

Technology - 16.60%
Analog Devices Inc	237,200	11,167,376
Cisco Systems Inc*	1,894,800	44,906,760
Dell Inc*	755,000	27,044,100
EMC Corp MA*	1,061,700	12,103,380
Intel Corp	1,105,100	30,500,760
International Business Machines Corp	211,000	18,599,650
Linear Technology Corp	250,000	9,867,500
Microchip Technology Inc	340,000	10,723,600
Microsoft Corp	1,875,000	53,550,000
Oracle Corp*	1,130,000	13,480,900
VERITAS Software Corp*	605,000	16,758,500
Xilinx Inc	410,000	13,657,100

		262,359,626

Utilities - 2.99%
Dominion Resources Inc VA	118,000	7,443,440
FPL Group Inc	118,600	7,584,470
Nextel Communications Inc ‘A’*	184,400	4,916,104
SBC Communications Inc	355,500	8,620,875
The Southern Co	263,000	7,666,450
Vodafone Group PLC ADR† (United Kingdom)	499,700	11,043,370

		47,274,709

Total Common Stocks (Cost $1,422,649,667)		1,530,302,180

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.36%
U.S. Treasury Bills - 0.16%
1.000% due 09/16/04**	$2,500,000	$2,493,370

Repurchase Agreement - 3.20%
State Street Bank and Trust Co 1.300% due 07/01/04 (Dated 06/30/04, repurchase price of $50,613,828; collateralized by Freddie Mac (U.S. Govt Agency Issue) 5.250% due 01/15/06 and market value $51,626,640)	50,612,000	50,612,000

Total Short-Term Investments (Cost $53,105,249)		53,105,370

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.16%
(Cost $1,475,754,916)		1,583,407,550

	Shares
SECURITIES LENDING COLLATERAL - 1.73%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	27,269,907	27,269,907

Total Securities Lending Collateral (Cost $27,269,907)		27,269,907

TOTAL INVESTMENTS - 101.89% (Cost $1,503,024,823)		1,610,677,457

OTHER ASSETS & LIABILITIES, NET - (1.89%)		(29,802,980)

NET ASSETS - 100.00%		$1,580,874,477

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $537,571 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Depreciation

S&P500 (09/04)	30	$8,579,500	($26,650)

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.95%
Autos & Transportation - 1.69%
C.H. Robinson Worldwide Inc	16,900	$774,696
Gentex Corp	8,000	317,440
Lear Corp	3,300	194,667

		1,286,803

Consumer Discretionary - 34.62%
Aeropostale Inc*	20,250	544,928
Apollo Group Inc ‘A’*	5,939	524,354
Belo Corp ‘A’	13,700	367,845
Best Buy Co Inc	13,500	684,990
Career Education Corp*	9,200	419,152
CBRL Group Inc	16,900	521,365
CDW Corp	21,950	1,399,532
Cintas Corp	25,300	1,206,051
Citadel Broadcasting Corp*†	33,700	491,009
Cooper Industries Ltd ‘A’	4,200	249,522
Corinthian Colleges Inc*	29,100	719,934
Corporate Executive Board Co	16,900	976,651
CoStar Group Inc*	13,500	620,055
Entercom Communications Corp*	11,800	440,140
Family Dollar Stores Inc	21,100	641,862
Fastenal Co	13,440	763,795
Fisher Scientific International Inc*†	20,200	1,166,550
Foot Locker Inc	16,300	396,742
Getty Images Inc*	6,900	414,000
Iron Mountain Inc*	8,090	390,423
Lamar Advertising Co ‘A’*	16,900	732,615
MSC Industrial Direct Co Inc ‘A’	21,100	692,924
Omnicom Group Inc	13,500	1,024,515
Pacific Sunwear of California Inc*	25,250	494,142
PETCO Animal Supplies Inc*	11,800	380,078
Robert Half International Inc	62,400	1,857,648
Royal Caribbean Cruises Ltd† (Liberia)	9,300	403,713
Sirva Inc*	47,100	1,083,300
Staples Inc	50,900	1,491,879
The Men’s Wearhouse Inc*	16,900	445,991
The Pep Boys-Manny, Moe & Jack	8,700	220,545
Tiffany & Co	16,900	622,765
Tractor Supply Co*	25,300	1,058,046
United Online Inc*†	16,200	285,282
University of Phoenix Online*	6,700	586,853
Univision Communications Inc ‘A’*†	28,665	915,274
Williams-Sonoma Inc*	33,740	1,112,070

		26,346,540

Energy - 0.90%
Pride International Inc*	40,000	684,400

Financial Services - 16.64%
A.G. Edwards Inc	8,600	292,658
Affiliated Managers Group Inc*†	10,100	508,737
Alliance Data Systems Corp*	50,600	2,137,850
Ameritrade Holding Corp*	33,700	382,495
C.B. Richard Ellis Group Inc ‘A’*	16,200	309,420
Euronet Worldwide Inc*	16,900	390,897
Fair Isaac Corp	19,400	647,572
Fiserv Inc*	33,900	1,318,371
Investors Financial Services Corp†	42,140	1,836,461
Legg Mason Inc	10,100	919,201
Lehman Brothers Holdings Inc	11,800	887,950
Moody’s Corp	5,900	381,494
New York Community Bancorp Inc†	18,301	359,249
Paychex Inc	8,500	287,980
SunGard Data Systems Inc*	50,810	1,321,060
T. Rowe Price Group Inc	13,500	680,400

		12,661,795

Health Care - 13.24%
Amylin Pharmaceuticals Inc*†	16,900	385,320
Barr Pharmaceuticals Inc*	18,500	623,450
Caremark Rx Inc*	35,400	1,166,076
DaVita Inc*	10,900	336,047
Health Management Associates Inc ‘A’	16,900	378,898
Health Net Inc*	16,500	437,250
Henry Schein Inc*	5,700	359,898
Hospira Inc*	11,800	325,680
ICOS Corp*†	10,200	304,368
Impax Laboratories Inc*†	21,900	424,422
Invitrogen Corp*	4,800	345,552
IVAX Corp*	21,100	506,189
Medco Health Solutions Inc*	8,500	318,750
NPS Pharmaceuticals Inc*†	25,300	531,300
Omnicare Inc	16,900	723,489
ResMed Inc*†	11,800	601,328
St. Jude Medical Inc*	4,900	370,685
Taro Pharmaceuticals Industries Ltd*† (Israel)	13,500	587,250
Triad Hospitals Inc*	16,400	610,572
Zimmer Holdings Inc*	8,400	740,880

		10,077,404

Materials & Processing - 0.42%
The Valspar Corp	6,400	322,816

Multi-Industry - 3.63%
Brunswick Corp	10,100	412,080
Eaton Corp	16,900	1,094,106
Textron Inc	21,200	1,258,220

		2,764,406

Producer Durables - 9.28%
Agilent Technologies Inc*	25,300	740,784
Danaher Corp†	27,000	1,399,950
Deere & Co	8,400	589,176
Engineered Support Systems Inc†	11,800	690,418
Joy Global Inc	16,900	505,986
Littelfuse Inc*	6,700	284,147
Novellus Systems Inc*	25,600	804,864
Plantronics Inc*	17,800	749,380
Polycom Inc*	19,700	441,477
Tektronix Inc	13,500	459,270
Waters Corp*	8,400	401,352

		7,066,804

Technology - 15.53%
Acxiom Corp	20,200	501,566
Adobe Systems Inc	5,000	232,500
AMIS Holdings Inc*	34,300	580,356
Avaya Inc*	33,800	533,702
Avocent Corp*	11,800	433,532
BMC Software Inc*	33,700	623,450
CACI International Inc ‘A’*	16,900	683,436
Citrix Systems Inc*	25,300	515,108
Cognos Inc* (Canada)	18,500	668,960
Comverse Technology Inc*	50,600	1,008,964
Electronics for Imaging Inc*	16,900	477,594
Intersil Corp ‘A’	25,300	547,998
Linear Technology Corp	10,100	398,647
MEMC Electronic Materials Inc*	34,700	342,836
Microchip Technology Inc	42,190	1,330,673
Network Associates Inc*	19,300	349,909
Rockwell Automation Inc	23,600	885,236

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Siebel Systems Inc*	50,300	$537,204
Tekelec*	25,600	465,152
VERITAS Software Corp*	25,300	700,810

		11,817,633

Total Common Stocks (Cost $65,058,675)		73,028,601

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.16%
Repurchase Agreement - 3.16%
State Street Bank and Trust Co 1.300% due 07/01/04 (Dated 06/30/04, repurchase price of $2,407,087; collateralized by Freddie Mac (U.S. Govt Agency Issue) 2.400% due 07/28/06 and market value $2,459,531)	$2,407,000	2,407,000

Total Short-Term Investment (Cost $2,407,000)		2,407,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.11% (Cost $67,465,675)		75,435,601

	Shares
SECURITIES LENDING COLLATERAL - 11.42%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	8,693,317	8,693,317

Total Securities Lending Collateral (Cost $8,693,317)		8,693,317

TOTAL INVESTMENTS - 110.53% (Cost $76,158,992)		84,128,918

OTHER ASSETS & LIABILITIES, NET - (10.53%)		(8,016,371)

NET ASSETS - 100.00%		$76,112,547

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.27%
Autos & Transportation - 0.81%
Canadian Pacific Railway Ltd (Canada)	1,700	$41,871
Navistar International Corp*†	53,600	2,077,536
Union Pacific Corp	37,171	2,209,816

		4,329,223

Consumer Discretionary - 11.30%
Amazon.com Inc*	34,100	1,855,040
AutoNation Inc*	195,300	3,339,630
Avon Products Inc	28,400	1,310,376
Carnival Corp	35,900	1,687,300
Clear Channel Communications Inc	34,000	1,256,300
Costco Wholesale Corp	100,000	4,107,000
Entercom Communications Corp*	15,800	589,340
InterActiveCorp*†	281,000	8,469,340
Kimberly-Clark Corp	35,400	2,332,152
Knight-Ridder Inc	18,100	1,303,200
Lowe’s Cos Inc	85,000	4,466,750
Mattel Inc	118,500	2,162,625
McDonald’s Corp	68,500	1,781,000
Monster Worldwide Inc*	42,600	1,095,672
Omnicom Group Inc	22,000	1,669,580
Radio One Inc ‘D’*†	13,300	212,933
RadioShack Corp	127,600	3,653,188
Robert Half International Inc†	41,700	1,241,409
Sabre Holdings Corp ‘A’	124,300	3,444,353
Starwood Hotels & Resorts Worldwide Inc	28,800	1,291,680
The DIRECTV Group Inc*	220,534	3,771,131
Time Warner Inc*	347,150	6,102,897
Williams-Sonoma Inc*	105,400	3,473,984

		60,616,880

Consumer Staples - 6.61%
Altria Group Inc	57,500	2,877,875
Anheuser-Busch Cos Inc	78,800	4,255,200
Campbell Soup Co	279,300	7,507,584
Kraft Foods Inc ‘A’	67,400	2,135,232
Pepsi Bottling Group Inc	114,300	3,490,722
PepsiCo Inc	208,500	11,233,980
Procter & Gamble Co	42,000	2,286,480
Sysco Corp	46,800	1,678,716

		35,465,789

Energy - 3.92%
Baker Hughes Inc	124,200	4,676,130
BJ Services Co*	98,500	4,515,240
Devon Energy Corp	29,900	1,973,400
Equitable Resources Inc	64,700	3,345,637
Weatherford International Ltd* (Bermuda)	81,500	3,665,870
Williams Cos Inc	242,300	2,883,370

		21,059,647

Financial Services - 16.44%
American International Group Inc	66,650	4,750,812
AmeriCredit Corp*†	111,700	2,181,501
Assurant Inc	40,800	1,076,304
Bank One Corp	228,200	11,638,200
CheckFree Corp*†	30,500	915,000
Chubb Corp	35,000	2,386,300
CIGNA Corp	18,400	1,266,104
Cincinnati Financial Corp	46,610	2,028,467
Everest Re Group Ltd (Barbados)	7,300	586,628
General Growth Properties Inc	58,300	1,723,931
Golden West Financial Corp	37,600	3,998,760
SLM Corp	627,900	25,398,555
State Street Corp	36,400	1,785,056
The Hartford Financial Services Group Inc	55,000	3,780,700
The PMI Group Inc†	165,600	7,206,912
Washington Mutual Inc	158,900	6,139,896
Wells Fargo & Co	149,200	8,538,716
XL Capital Ltd ‘A’ (Bermuda)	37,400	2,822,204

		88,224,046

Health Care - 18.20%
Allergan Inc	144,400	12,926,688
Amgen Inc*	67,200	3,667,104
Anthem Inc*†	20,700	1,853,892
AstraZeneca PLC ADR† (United Kingdom)	408,300	18,634,812
Becton Dickinson & Co	56,000	2,900,800
Biogen Idec Inc*	39,015	2,467,699
DaVita Inc*†	51,300	1,581,579
Eli Lilly & Co	204,500	14,296,595
Forest Laboratories Inc*	380,800	21,564,704
Guidant Corp	81,900	4,576,572
HCA Inc	13,800	573,942
ImClone Systems Inc*†	34,200	2,934,018
Lincare Holdings Inc*	122,000	4,008,920
PacifiCare Health Systems Inc*	34,800	1,345,368
Teva Pharmaceutical Industries Ltd ADR† (Israel)	43,600	2,933,844
Triad Hospitals Inc*	37,400	1,392,402

		97,658,939

Integrated Oils - 3.07%
Exxon Mobil Corp	101,800	4,520,938
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	104,600	5,404,682
Shell Transport & Trading Co PLC ADR† (United Kingdom)	38,000	1,698,600
Transocean Inc*	75,000	2,170,500
Unocal Corp	69,800	2,652,400

		16,447,120

Materials & Processing - 6.47%
Air Products & Chemicals Inc	84,900	4,453,005
American Standard Cos Inc*	291,300	11,742,303
Boise Cascade Corp†	130,900	4,927,076
E.I. du Pont de Nemours & Co	117,450	5,217,129
Fluor Corp†	91,300	4,352,271
International Paper Co	59,700	2,668,590
Newmont Mining Corp	35,700	1,383,732

		34,744,106

Multi-Industry - 5.17%
General Electric Co	511,300	16,566,120
Schlumberger Ltd	126,600	8,040,366
Siemens AG ADR† (Germany)	17,300	1,254,596
Tyco International Ltd (Bermuda)	56,400	1,869,096

		27,730,178

Producer Durables - 5.49%
Agilent Technologies Inc*	62,000	1,815,360
Applied Materials Inc*	204,800	4,018,176
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	107,600	7,350,156
KLA-Tencor Corp*	38,000	1,876,440
Lam Research Corp*	75,300	2,018,040
Lexmark International Inc ‘A’*	21,900	2,114,007
Lockheed Martin Corp	35,500	1,848,840
Northrop Grumman Corp	54,600	2,932,020
Polycom Inc*	50,900	1,140,669
Teradyne Inc*	47,700	1,082,790
United Technologies Corp	35,900	3,284,132

		29,480,630

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Technology - 10.96%
Affiliated Computer Services Inc ‘A’*	105,200	$5,569,288
Altera Corp*	700	15,554
Apple Computer Inc*	18,300	595,482
Applera Corp-Applied Biosystems Group	135,800	2,953,650
Avnet Inc*	94,400	2,142,880
Cadence Design Systems Inc*	105,300	1,540,539
Cisco Systems Inc*	207,000	4,905,900
Flextronics International Ltd* (Singapore)	69,000	1,100,550
Intel Corp	84,350	2,328,060
International Business Machines Corp	8,400	740,460
Jabil Circuit Inc*	79,500	2,001,810
JDS Uniphase Corp*	440,600	1,669,874
Micron Technology Inc*	119,400	1,828,014
Microsoft Corp	471,600	13,468,896
Network Associates Inc*	41,400	750,582
PeopleSoft Inc*	232,400	4,299,400
QUALCOMM Inc	78,300	5,714,334
Raytheon Co	19,800	708,246
SAP AG ADR (Germany)	73,700	3,081,397
Seagate Technology*† (Cayman)	141,800	2,046,174
Sun Microsystems Inc*	312,600	1,356,684

		58,817,774

Utilities - 6.83%
American Electric Power Co Inc	83,300	2,665,600
Cablevision Systems Corp NY ‘A’*†	192,009	3,772,977
Cox Communications Inc ‘A’*	72,400	2,011,996
Kinder Morgan Inc	27	1,601
Kinder Morgan Management LLC*	108,325	3,983,123
NiSource Inc	73,000	1,505,260
Sprint Corp-FON Group	749,900	13,198,240
The AES Corp*	484,800	4,814,064
Verizon Communications Inc	129,900	4,701,081

		36,653,942

Total Common Stocks (Cost $445,839,753)		511,228,274

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.55%
Repurchase Agreement - 4.55%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $24,447,407; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $24,938,346)	$24,447,000	24,447,000

Total Short-Term Investment (Cost $24,447,000)		24,447,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.82% (Cost $470,286,753)		535,675,274

	Shares
SECURITIES LENDING COLLATERAL - 6.47%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	34,707,434	$34,707,434

Total Securities Lending Collateral (Cost $34,707,434)		34,707,434

TOTAL INVESTMENTS - 106.29% (Cost $504,994,187)		570,382,708

OTHER ASSETS & LIABILITIES, NET - (6.29%)		(33,771,993)

NET ASSETS - 100.00%		$536,610,715

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 44.02%
Collateralized Mortgage Obligations - 24.61%
Bear Streans Alt-A Trust 1.620% due 02/25/34''++	$7,444,750	$7,443,435
Countrywide Home Loan Mortgage Trust 3.985% due 08/25/33''++	624,287	617,222
CS First Boston Mortgage Securities Corp 1.630% due 03/25/34''++	4,454,316	4,464,141
1.730% due 02/25/34''++	8,689,187	8,735,415
1.780% due 01/25/33''++	7,110,289	7,158,902
CS First Boston Mortgage Securities Corp (IO) 1.885% due 11/15/36~''++	23,870,507	1,647,855
2.142% due 05/15/38~''++	22,201,478	1,734,355
5.500% due 04/25/33 - 06/25/33''±	2,511,364	174,869
5.750% due 05/25/33''	1,107,306	113,536
Fannie Mae 4.500% due 09/25/11''	10,461,587	10,591,757
5.000% due 07/25/13''	7,451,165	7,613,484
6.500% due 08/25/08''	3,555,000	3,772,126
6.750% due 11/25/22''	851,485	855,696
8.000% due 10/25/19''	1,137,640	1,154,472
Fannie Mae (IO) 5.500% due 12/25/31''	8,995,522	1,181,879
Freddie Mac 5.000% due 10/15/14''	7,608,576	7,762,913
5.500% due 03/15/14''	8,346,871	8,667,181
6.000% due 12/15/08 - 05/15/31''±	23,820,212	24,845,420
6.500% due 09/15/09 - 09/15/18''±	15,325,730	15,741,743
7.000% due 09/15/30''	9,094,297	9,633,387
8.500% due 12/15/15''	1,736,194	1,786,354
Freddie Mac (IO) 4.500% due 02/15/15''	6,908,566	714,270
5.500% due 05/15/22''	618,098	92,054
Government National Mortgage Association 6.000% due 09/16/28 - 04/16/29''±	6,792,097	6,871,418
7.000% due 05/25/22''	536,524	537,467
Harborview Mortgage Loan Trust 1.580% due 04/19/34''++	10,313,145	10,319,330
Impac CMB Trust 1.560% due 04/25/34''++	9,457,523	9,482,908
1.720% due 10/25/34+''++	10,000,000	10,000,000
LB-UBS Commercial Mortgage Trust (IO) 1.357% due 04/15/37~''++	37,560,000	1,523,223
1.482% due 12/15/36~''++	30,000,000	1,669,182
Merrill Lynch Mortgage Investors Inc 4.317% due 07/25/33''++	9,093,394	9,162,889
MLCC Mortgage Investors Inc 1.530% due 04/25/29''++	9,659,102	9,646,662
1.670% due 03/25/28''++	5,080,212	5,098,794
Prudential Commercial Mortgage Trust (IO) 1.734% due 02/11/36~''++	43,000,000	3,034,794
Sequoia Mortgage Trust 1.450% due 03/20/34''++	4,812,234	4,798,204
1.470% due 02/20/34''++	5,735,389	5,727,173
Structured Adjustable Rate Mortgage Loan Trust 4.548% due 05/25/34''++	10,383,370	10,499,263
4.655% due 02/25/34''++	1,663,610	1,679,625
4.821% due 06/25/34''++	14,823,810	14,857,393
5.084% due 03/25/34''++	4,391,255	4,453,724
Structured Asset Securities Corp 4.620% due 01/25/34''++	7,005,968	6,999,037
4.700% due 11/25/33''++	6,608,394	6,577,427
5.000% due 07/25/33''++	2,479,624	2,472,363
Washington Mutual Inc 2.600% due 04/25/44''++	8,668,730	8,697,679
2.625% due 06/25/42 - 08/25/42''++±	7,238,419	7,316,658
Washington Mutual Inc (IO) 0.543% due 11/25/08''++	16,436,034	121,995
1.180% due 01/25/08''++	7,486,495	112,283
Washington Mutual MSC Mortgage Pass-Thru Certs 6.750% due 12/25/31''	5,288,862	5,363,232
7.000% due 03/25/34''	11,966,846	12,650,218

		286,175,407

Fannie Mae - 14.24%
3.668% due 05/01/33''++	3,884,606	3,934,783
3.773% due 11/01/33''++	8,317,306	8,349,316
4.017% due 04/01/34''++	4,623,838	4,774,224
4.253% due 05/01/33''++	13,373,616	13,446,194
4.335% due 03/01/34''++	15,536,865	15,465,571
4.578% due 07/01/36''++	6,140,246	6,342,509
4.610% due 08/01/35''++	3,421,178	3,533,440
4.613% due 02/01/33''++	9,168,035	9,230,951
4.741% due 04/01/33''++	4,362,357	4,388,277
4.891% due 06/01/33''++	8,047,043	8,184,657
5.500% due 03/01/18 - 12/01/18''±	30,362,398	31,150,524
5.745% due 02/01/32''++	1,000,852	1,024,234
6.000% due 01/01/18''	19,468,489	20,319,780
6.500% due 07/15/34#''	9,000,000	9,371,250
6.500% due 05/01/33''	14,028,653	14,624,096
7.000% due 05/01/33 - 06/01/33''±	10,848,878	11,464,617

		165,604,423

Freddie Mac - 5.17%
3.653% due 11/01/33''++	5,332,977	5,374,557
4.343% due 07/01/33''++	12,688,410	12,693,279
5.500% due 02/01/12 - 04/01/18''±	16,250,871	16,711,143
6.000% due 04/01/14 - 04/01/33''±	23,652,681	24,266,455
6.500% due 07/15/34#''	1,000,000	1,042,188

		60,087,622

Total Mortgage-Backed Securities (Cost $515,927,531)		511,867,452

ASSET-BACKED SECURITIES - 11.01%
AmeriCredit Automobile Receivables Trust 2.110% due 08/06/07''	9,000,000	8,983,219
2.140% due 12/06/07''	7,000,000	6,959,686
4.460% due 04/12/09''	15,000,000	15,328,562
5.010% due 07/14/08''	4,125,000	4,225,292
5.370% due 06/12/08''	5,187,109	5,295,934
Capital One Auto Finance Trust 1.830% due 10/15/07''	5,000,000	4,970,898
5.400% due 05/15/08''	4,846,925	4,957,929
Countrywide Home Equity Loan Trust 1.479% due 05/15/28''++	8,232,294	8,241,214
1.499% due 10/15/28+''++	7,954,593	7,935,947
1.499% due 06/15/29''++	10,507,985	10,501,160
1.499% due 07/15/29+''++	11,464,827	11,436,165
CPS Auto Trust 2.688% due 04/15/10~+''	9,912,478	9,782,376
First Auto Receivables Group Trust 1.965% due 12/15/07~''	7,500,000	7,473,117

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Residential Asset Mortgage Products Inc 1.340% due 03/25/34''++	$8,779,433	$8,784,535
1.550% due 02/25/34''++	7,357,457	7,359,983
Residential Asset Securities Corp (IO) 3.500% due 11/25/05+''	5,677,241	149,680
Saxon Asset Securities Trust (IO) 4.750% due 01/25/05+''	7,159,091	154,608
Triad Auto Receivables Owner Trust 2.480% due 03/12/08''	5,500,000	5,464,433

Total Asset-Backed Securities (Cost $128,802,850)		128,004,738

U.S. GOVERNMENT AGENCY ISSUES - 28.90%
Fannie Mae 2.100% due 04/19/06	11,000,000	10,852,160
2.150% due 04/13/06	21,000,000	20,744,451
2.300% due 04/28/06	35,000,000	34,585,005
2.530% due 04/07/06	20,000,000	19,894,160
2.550% due 04/13/07	8,400,000	8,207,976
3.010% due 06/02/06	12,000,000	12,005,484
3.125% due 12/08/08	10,500,000	10,372,036
6.520% due 07/11/07	3,000,000	3,255,897
6.625% due 10/15/07	16,800,000	18,332,446
Federal Farm Credit Bank 3.650% due 12/03/07	8,000,000	7,995,992
Federal Home Loan Bank 1.500% due 08/30/06	13,600,000	13,316,413
2.750% due 05/15/06	10,000,000	9,969,860
2.750% due 11/15/06†	14,500,000	14,353,188
2.875% due 02/15/07	4,000,000	3,955,900
2.970% due 09/17/07	10,000,000	9,817,770
3.500% due 05/15/07	8,000,000	8,014,216
3.790% due 11/28/08	5,000,000	4,900,070
6.500% due 11/15/05	8,000,000	8,421,304
Freddie Mac 2.250% due 12/04/06	2,000,000	1,955,886
2.270% due 04/28/06	17,000,000	16,816,315
2.400% due 03/29/07	8,000,000	7,801,272
2.500% due 12/30/05	25,000,000	24,957,950
3.000% due 01/30/07	8,600,000	8,541,623
3.000% due 04/25/07	10,000,000	9,894,670
3.000% due 07/27/07	10,000,000	9,766,940
3.000% due 07/09/08	18,535,000	17,939,433
5.000% due 07/30/09	3,725,000	3,733,538
6.750% due 05/30/06	7,800,000	8,358,269
7.100% due 04/10/07	6,705,000	7,363,277

Total U.S. Government Agency Issues (Cost $337,136,031)		336,123,501

U.S. TREASURY OBLIGATIONS - 12.53%
U.S. Treasury Notes - 11.45%
1.625% due 03/31/05†	16,200,000	16,173,432
2.500% due 05/31/06	65,500,000	65,300,487
2.625% due 11/15/06†	52,000,000	51,654,720

		133,128,639

U.S. Treasury Strips - 1.08%
0.000% due 05/15/12 (PO)†	18,000,000	12,563,712

Total U.S. Treasury Obligations (Cost $145,501,770)		145,692,351

SHORT-TERM INVESTMENTS - 3.34%
Repurchase Agreements - 3.34%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $5,853,098; collateralized by U.S. Treasury Bonds 0.000% due 11/12/04 (PO) and market value $5,970,099)	5,853,000	5,853,000
1.150% due 07/01/04 (Dated 06/30/04, repurchase price of $33,001,054; collateralized by U.S. Treasury Bonds 7.625% due 11/12/22 and market value $33,665,213)	33,000,000	33,000,000

Total Short-Term Investments (Cost $38,853,000)		38,853,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.80% (Cost $1,166,221,182)		1,160,541,042

	Shares
SECURITIES LENDING COLLATERAL - 7.13%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	82,882,713	82,882,713

Total Securities Lending Collateral (Cost $82,882,713)		82,882,713

TOTAL INVESTMENTS - 106.93% (Cost $1,249,103,895)		1,243,423,755

OTHER ASSETS & LIABILITIES, NET - (6.93%)		(80,588,125)

NET ASSETS - 100.00%		$1,162,835,630

Notes to Schedule of Investments

(a) The amount of $1,700,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)

Eurodollar (09/04)	125	$125,000,000	($208,611)
Eurodollar (12/04)	596	596,000,000	(847,116)
Eurodollar (03/05)	42	42,000,000	(80,993)
Eurodollar (06/05)	318	318,000,000	(593,190)
Eurodollar (09/05)	41	41,000,000	(75,477)
Eurodollar (12/05)	80	80,000,000	(168,272)
10-Year Swap (09/04)	538	538,000,000	(821,918)
30-Day Federal Funds (07/04)	264	110,008,800	(165,752)
U.S. Treasury 2-Year Notes (09/04)	589	117,800,000	222,380
U.S. Treasury 5-Year Notes (09/04)	889	88,900,000	(749,436)
U.S. Treasury 10-Year Notes (09/04)	183	18,300,000	190,577
U.S. Treasury 30-Year Bonds (09/04)	28	2,800,000	5,117

			($3,292,691)

(b) IO — Interest Only       PO — Principal Only

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
I-NET TOLLKEEPER PORTFOLIOSM
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.02%
Consumer Discretionary - 36.40%
Citadel Broadcasting Corp*	79,720	$1,161,520
Clear Channel Communications Inc	68,274	2,522,724
eBay Inc*	21,380	1,965,891
EchoStar Communications Corp ‘A’*	29,520	907,740
Electronic Arts Inc*	24,460	1,334,293
GTECH Holdings Corp†	5,550	257,020
Iron Mountain Inc*	40,600	1,959,356
Lamar Advertising Co ‘A’*	15,370	666,290
Take-Two Interactive Software Inc*†	13,290	407,206
The E.W. Scripps Co ‘A’	11,240	1,180,200
Time Warner Inc*	99,250	1,744,815
Univision Communications Inc ‘A’*	91,290	2,914,890
Viacom Inc ‘B’	81,948	2,927,183
Westwood One Inc*	31,910	759,458
XM Satellite Radio Holdings Inc ‘A’*†	30,160	823,066
Yahoo! Inc*	48,860	1,775,084

		23,306,736

Financial Services - 3.89%
CheckFree Corp*	43,220	1,296,600
First Data Corp	11,910	530,233
The Charles Schwab Corp	68,760	660,784

		2,487,617

Producer Durables - 10.91%
Crown Castle International Corp*	387,050	5,708,988
KLA-Tencor Corp*	25,790	1,273,510

		6,982,498

Technology - 40.59%
ADTRAN Inc	16,580	553,275
Avocent Corp*	67,750	2,489,135
Cisco Systems Inc*	122,680	2,907,516
Dell Inc*	88,060	3,154,309
EMC Corp MA*	70,790	807,006
Intel Corp	91,460	2,524,296
Linear Technology Corp	29,840	1,177,785
Microsoft Corp	150,510	4,298,566
QUALCOMM Inc	73,730	5,380,815
Salesforce.com Inc*†	15,900	255,513
Symantec Corp*	25,530	1,117,703
Tessera Technologies Inc*†	40,250	725,305
Xilinx Inc	17,900	596,249

		25,987,473

Utilities - 7.23%
Cablevision Systems Corp NY ‘A’*†	117,330	2,305,534
Comcast Corp Special ‘A’*	43,790	1,209,042
Cox Communications Inc ‘A’*	40,110	1,114,657

		4,629,233

Total Common Stocks (Cost $61,456,782)		63,393,557

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.08%
Repurchase Agreement - 1.08%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $690,012; collateralized by U.S. Treasury Bonds 12.750% due 11/15/10 and market value $709,556)	$690,000	690,000

Total Short-Term Investment (Cost $690,000)		690,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.10% (Cost $62,146,782)		64,083,557

	Shares
SECURITIES LENDING COLLATERAL - 7.59%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	4,861,003	4,861,003

Total Securities Lending Collateral (Cost $4,861,003)		4,861,003

TOTAL INVESTMENTS - 107.69% (Cost $67,007,785)		68,944,560

OTHER ASSETS & LIABILITIES, NET — (7.69%)		(4,922,886)

NET ASSETS - 100.00%		$64,021,674

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.83%
Financial Services - 95.83%
American Capital Strategies Ltd†	26,400	$739,728
American Express Co	69,900	3,591,462
American International Group Inc	76,800	5,474,304
Ameritrade Holding Corp*	71,800	814,930
Anglo Irish Bank Corp PLC (Ireland)	30,500	479,261
Bank of America Corp	58,012	4,908,975
Bank One Corp	62,100	3,167,100
Canadian Imperial Bank of Commerce (Canada)	22,600	1,099,150
Capital One Financial Corp	52,100	3,562,598
Citigroup Inc	105,950	4,926,675
E*TRADE Financial Corp*	31,600	352,340
Endurance Specialty Holdings Ltd† (Bermuda)	22,000	765,600
Fannie Mae	24,900	1,776,864
Fifth Third Bancorp	30,500	1,640,290
Franklin Resources Inc	16,100	806,288
Freddie Mac	12,300	778,590
Investors Financial Services Corp†	19,300	841,094
J.P. Morgan Chase & Co	93,800	3,636,626
Legg Mason Inc	44,200	4,022,642
Lehman Brothers Holdings Inc	49,700	3,739,925
Marshall & Ilsley Corp	7,800	304,902
MBNA Corp	57,900	1,493,241
Mellon Financial Corp	15,000	439,950
Merrill Lynch & Co Inc	88,200	4,761,036
Morgan Stanley	52,100	2,749,317
National Financial Partners Corp†	17,600	620,752
North Fork Bancorp Inc	15,000	570,750
Northern Trust Corp	11,100	469,308
Prudential Financial Inc	72,300	3,359,781
Reinsurance Group of America Inc†	14,000	569,100
Safeco Corp	82,500	3,630,000
SLM Corp	11,500	465,175
State Street Corp	55,600	2,726,624
T. Rowe Price Group Inc	6,900	347,760
TCF Financial Corp†	7,400	429,570
The Allstate Corp	38,600	1,796,830
The Bank of New York Co Inc	108,900	3,210,372
The Bear Stearns Cos Inc	5,600	472,136
The Goldman Sachs Group Inc	34,300	3,229,688
The Hartford Financial Services Group Inc	41,300	2,838,962
The PMI Group Inc	66,400	2,889,728
The St. Paul Travelers Cos Inc	15,330	621,488
U.S. Bancorp	77,600	2,138,656
UBS AG (NYSE) (Switzerland)	24,900	1,769,394
Wachovia Corp	85,900	3,822,550
Washington Mutual Inc	12,200	471,408
Wells Fargo & Co	52,000	2,975,960
Zions Bancorp	12,500	768,125

Total Common Stocks (Cost $85,552,076)		97,067,005

EXCHANGE TRADED FUND - 2.02%
Financial Select Sector SPDR Fund†	71,700	2,049,186

Total Exchange Traded Fund (Cost $2,079,111)		2,049,186

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.38%
Repurchase Agreement - 2.38%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $2,410,040; collateralized by U.S. Treasury Notes 3.375% due 11/15/08 and market value $2,458,300)	$2,410,000	2,410,000
Total Short-Term Investment (Cost $2,410,000)		2,410,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.23% (Cost $90,041,187)		101,526,191

	Shares
SECURITIES LENDING COLLATERAL - 5.08%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	5,142,010	5,142,010

Total Securities Lending Collateral (Cost $5,142,010)		5,142,010

TOTAL INVESTMENTS - 105.31% (Cost $95,183,197)		106,668,201

OTHER ASSETS & LIABILITIES, NET - (5.31%)		(5,376,261)

NET ASSETS - 100.00%		$101,291,940

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.65%
Consumer Staples - 3.97%
Procter & Gamble Co	106,558	$5,801,018

Health Care - 87.13%
Abbott Laboratories	125,340	5,108,858
Aetna Inc	38,300	3,255,500
Alcon Inc (Switzerland)	18,000	1,415,700
Allergan Inc	40,100	3,589,752
AmerisourceBergen Corp	42,100	2,516,738
Amgen Inc*	59,100	3,225,087
Anthem Inc*	35,500	3,179,380
Barr Pharmaceuticals Inc*	26,650	898,105
Baxter International Inc	100,600	3,471,706
Biogen Idec Inc*	65,600	4,149,200
Boston Scientific Corp*	109,300	4,678,040
Bristol-Myers Squibb Co	155,000	3,797,500
Caremark Rx Inc*	157,370	5,183,768
Coventry Health Care Inc*	36,750	1,797,075
Elan Corp PLC ADR*† (Ireland)	62,600	1,548,724
Forest Laboratories Inc*	41,600	2,355,808
Genzyme Corp*	24,600	1,164,318
Guidant Corp	83,900	4,688,332
Hospira Inc*	160,364	4,426,046
Invitrogen Corp*	28,000	2,015,720
Johnson & Johnson	105,141	5,856,354
Kinetic Concepts Inc*	46,700	2,330,330
McKesson Corp	105,600	3,625,248
Medco Health Solutions Inc*	129,274	4,847,775
Medtronic Inc	88,300	4,301,976
Merck & Co Inc	110,900	5,267,750
Nobel Biocare Holding AG (Switzerland)	9,600	1,502,995
Novartis AG ADR (Switzerland)	116,300	5,175,350
Pfizer Inc	178,348	6,113,769
Pharmion Corp*	8,300	406,036
Roche Holding AG (Switzerland)	13,639	1,350,935
Shire Pharmaceuticals Group PLC ADR*† (United Kingdom)	122,600	3,278,324
St. Jude Medical Inc*	59,400	4,493,610
Stryker Corp	53,800	2,959,000
Teva Pharmaceutical Industries Ltd ADR† (Israel)	51,640	3,474,856
UnitedHealth Group Inc	49,536	3,083,616
Valeant Pharmaceuticals International†	78,200	1,564,000
WellPoint Health Networks Inc*	15,400	1,724,954
Zimmer Holdings Inc*	37,580	3,314,556

		127,136,791

Multi-Industry - 3.44%
Takeda Pharmaceutical Co Ltd (Japan)	66,100	2,895,597
Tyco International Ltd (Bermuda)	64,100	2,124,274

		5,019,871

Producer Durables - 0.11%
Thermo Electron Corp*	5,000	153,700

Total Common Stocks (Cost $127,111,990)		138,111,380

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.66%
Repurchase Agreement - 5.66%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $8,261,138; collateralized by U.S. Treasury Bonds 8.500% due 02/15/20 and market value $8,430,300)	$8,261,000	8,261,000

Total Short-Term Investment (Cost $8,261,000)		8,261,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.31% (Cost $135,372,990)		146,372,380

	Shares
SECURITIES LENDING COLLATERAL - 4.46%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	6,507,360	6,507,360

Total Securities Lending Collateral (Cost $6,507,360)		6,507,360

TOTAL INVESTMENTS - 104.77% (Cost $141,880,350)		152,879,740

OTHER ASSETS & LIABILITIES, NET - (4.77%)		(6,960,736)

NET ASSETS - 100.00%		$145,919,004

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.22%
Consumer Discretionary - 13.89%
CDW Corp	14,600	$930,896
CNET Networks Inc*†	19,700	218,079
eBay Inc*	26,900	2,473,455
Electronic Arts Inc*	24,200	1,320,110
InfoSpace Inc*	6,700	254,868
InterActiveCorp*	6,300	189,882
iVillage Inc*	44,800	284,480
SkillSoft PLC ADR* (Ireland)	12,600	95,760
Time Warner Inc*	85,950	1,511,001
United Online Inc*†	29,100	512,451
ValueClick Inc*†	17,400	208,452
VeriSign Inc*	93,200	1,854,680
Yahoo! Inc*	109,000	3,959,970

		13,814,084

Financial Services - 4.90%
Automatic Data Processing Inc	30,900	1,294,092
DST Systems Inc*	23,600	1,134,924
First Data Corp	22,800	1,015,056
Paychex Inc	42,200	1,429,736

		4,873,808

Health Care - 5.25%
Biogen Idec Inc*	29,300	1,853,225
Boston Scientific Corp*	18,700	800,360
Elan Corp PLC ADR*† (Ireland)	19,400	479,956
Genentech Inc*	8,000	449,600
Quest Diagnostics Inc	2,000	169,900
Teva Pharmaceutical Industries Ltd ADR (Israel)	21,800	1,466,922

		5,219,963

Producer Durables - 4.53%
American Tower Corp ‘A’*	10,700	162,640
Applied Materials Inc*	34,300	672,966
Crown Castle International Corp*	21,400	315,650
Lam Research Corp*	29,500	790,600
Lexmark International Inc ‘A’*	18,300	1,766,499
Teradyne Inc*	23,200	526,640
Varian Semiconductor Equipment Associates Inc*	6,900	266,064

		4,501,059

Technology - 64.98%
Accenture Ltd ‘A’* (Bermuda)	10,800	296,784
ADTRAN Inc	10,800	360,396
Altera Corp*	60,500	1,344,310
Amdocs Ltd* (United Kingdom)	42,740	1,001,398
Amphenol Corp ‘A’*	26,900	896,308
Analog Devices Inc	24,500	1,153,460
Apple Computer Inc*	53,400	1,737,636
Applied Micro Circuits Corp*	44,100	234,612
Arrow Electronics Inc*	19,500	522,990
ASML Holding NV ‘NY’* (Netherlands)	30,200	516,722
ATI Technologies Inc* (Canada)	26,700	503,562
AU Optronics Corp ADR† (Taiwan)	11,040	180,394
Avaya Inc*	103,020	1,626,686
Broadcom Corp ‘A’*	44,500	2,081,265
Celestica Inc*† (Canada)	29,600	590,520
Chartered Semiconductor Manufacturing Ltd ADR*† (Singapore)	18,400	149,776
Check Point Software Technologies Ltd* (Israel)	59,300	1,600,507
Cisco Systems Inc*	151,800	3,597,660
Cognizant Technology Solutions Corp ‘A’*	29,800	757,218
Cognos Inc* (Canada)	12,700	459,232
Computer Associates International Inc	39,300	1,102,758
Comverse Technology Inc*	70,310	1,401,981
Corning Inc*	71,270	930,786
CSG Systems International Inc*	41,400	856,980
Dell Inc*	34,700	1,242,954
EMC Corp MA*	150,600	1,716,840
FileNet Corp*†	9,100	287,287
Flextronics International Ltd* (Singapore)	51,900	827,805
Hewlett-Packard Co	36,900	778,590
Hyperion Solutions Corp*†	21,100	922,492
Intel Corp	44,700	1,233,720
International Business Machines Corp	12,800	1,128,320
Jabil Circuit Inc*	30,700	773,026
Juniper Networks Inc*†	48,105	1,181,940
Linear Technology Corp	32,200	1,270,934
Macromedia Inc*	24,600	603,930
Marvell Technology Group Ltd* (Bermuda)	31,600	843,720
Maxim Integrated Products Inc	32,700	1,714,134
Mercury Interactive Corp*	22,800	1,136,124
Microchip Technology Inc	33,300	1,050,282
Micron Technology Inc*	51,300	785,403
Microsoft Corp	122,900	3,510,024
Motorola Inc	85,790	1,565,668
National Semiconductor Corp*	35,900	789,441
Network Appliance Inc*	38,100	820,293
Novell Inc*	118,300	992,537
Opsware Inc*†	77,700	615,384
Oracle Corp*	140,700	1,678,551
QUALCOMM Inc	16,340	1,192,493
Red Hat Inc*	14,800	339,956
Research In Motion Ltd* (Canada)	4,100	280,604
SAP AG ADR (Germany)	43,200	1,806,192
Silicon Laboratories Inc*†	10,300	477,405
Storage Technology Corp*	7,100	205,900
Symantec Corp*	32,700	1,431,606
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	122,224	1,015,679
Telefonaktiebolaget LM Ericsson ADR*† (Sweden)	33,100	990,352
Texas Instruments Inc	31,000	749,580
Trimble Navigation Ltd*†	12,000	333,480
United Microelectronics Corp ADR*† (Taiwan)	47,075	202,893
VERITAS Software Corp*	31,840	881,968
Vishay Intertechnology Inc*	22,100	410,618
Western Digital Corp*	42,900	371,514
Xilinx Inc	41,500	1,382,365
Zebra Technologies Corp‘A’*	13,410	1,166,670

		64,612,615

Utilities - 3.67%
America Movil SA de CV ‘L’ ADR (Mexico)	6,900	250,953
Comcast Corp‘A’*	25,000	700,750
Cox Communications Inc‘A’*	12,140	337,370
Nextel Communications Inc‘A’*	19,800	527,868
Nextel Partners Inc‘A’*†	50,800	808,736
NII Holdings Inc*	8,300	279,627
Nippon Telegraph & Telephone Corp ADR (Japan)	9,133	245,130
VimpelCom ADR* (Russia)	5,200	501,540

		3,651,974

Total Common Stocks (Cost $87,545,245)		96,673,503

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.09%
Repurchase Agreement - 3.09%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $3,078,051; collateralized by U.S. Treasury Notes 3.375% due 11/15/08 and market value $3,142,263)	$3,078,000	$3,078,000

Total Short-Term Investment (Cost $3,078,000)		3,078,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.31% (Cost $90,623,245)		99,751,503

	Shares
SECURITIES LENDING COLLATERAL - 6.24%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	6,200,498	6,200,498

Total Securities Lending Collateral (Cost $6,200,498)		6,200,498

TOTAL INVESTMENTS - 106.55% (Cost $96,823,743)		105,952,001

OTHER ASSETS & LIABILITIES, NET - (6.55%)		(6,509,868)

NET ASSETS - 100.00%		$99,442,133

Note to Schedule of Investments

(a) Transactions in written options for the period ended June 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	65	$5,395
Call Options Written	1,416	102,108
Call Options Exercised	(65)	(5,395)
Call Options Expired	(1,018)	(53,554)
Call Options Repurchased	(398)	(48,554)

Outstanding, June 30, 2004	—	$—

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.27%
Materials & Processing - 2.27%
Cia Siderurgica de Tubarao SA+ (Brazil)	60,670	$1,848,264

Total Preferred Stocks (Cost $2,115,007)		1,848,264

COMMON STOCKS - 94.62%
Autos & Transportation - 2.27%
FedEx Corp	22,545	1,841,701

Consumer Discretionary - 40.79%
Alberto-Culver Co	30,495	1,529,019
AutoZone Inc*	25,010	2,003,301
Avon Products Inc	40,595	1,873,053
Costco Wholesale Corp	77,720	3,191,960
Getty Images Inc*	51,660	3,099,600
Hermes International (France)	12,934	2,585,378
LVMH Moet Hennessy Louis Vuitton SA (France)	35,525	2,572,578
Marvel Enterprises Inc*†	47,677	930,655
Oriflame Cosmetics SA SDR* (Sweden)	168,246	6,013,576
Puma AG (Germany)	12,345	3,135,305
Time Warner Inc*	175,350	3,082,653
Univision Communications Inc ‘A’*	79,127	2,526,525
XM Satellite Radio Holdings Inc ‘A’*†	22,420	611,842

		33,155,445

Consumer Staples - 2.58%
Molson Inc ‘A’ (Canada)	82,584	2,093,245

Energy - 1.83%
EOG Resources Inc	24,975	1,491,257

Financial Services - 16.29%
Assurant Inc	69,850	1,842,643
Berkshire Hathaway Inc ‘B’*	1,069	3,158,895
CapitalSource Inc*†	138,975	3,397,939
Chicago Mercantile Exchange Inc†	23,400	3,378,258
Citigroup Inc	18,695	869,318
National Financial Partners Corp	16,715	589,538

		13,236,591

Health Care - 12.66%
Align Technology Inc*	133,130	2,529,470
Celgene Corp*†	15,235	872,356
Cytyc Corp*	43,495	1,103,468
Dade Behring Holdings Inc*	25,930	1,232,194
OSI Pharmaceuticals Inc*	11,865	835,771
Roche Holding AG (Switzerland)	37,484	3,712,769

		10,286,028

Materials & Processing - 6.55%
Aracruz Celulose SA ADR (Brazil)	65,865	2,151,151
Cia Siderurgica Nacional SA ADR† (Brazil)	137,000	1,665,920
LNR Property Corp	27,735	1,504,624

		5,321,695

Multi-Industry - 0.98%
Desarrolladora Homex SA de CV ADR* (Mexico)	46,225	800,155

Producer Durables - 2.21%
FKI PLC (United Kingdom)	807,290	1,796,491

Technology - 8.46%
Advanced Micro Devices Inc*†	83,235	1,323,437
ARM Holdings PLC (United Kingdom)	254,791	554,293
Check Point Software Technologies Ltd* (Israel)	79,565	2,147,459
Samsung Electronics Co Ltd (S. Korea)	6,910	2,852,505

		6,877,694

Total Common Stocks (Cost $63,792,560)		76,900,302

	Principal
	Amount
SHORT-TERM INVESTMENTS - 9.18%
U.S. Government Agency Issue - 9.10%
Federal Home Loan Bank 1.250% due 07/01/04	$7,400,000	7,400,000

Repurchase Agreement - 0.08%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $65,001; collateralized by U.S. Treasury Notes 6.125% due 08/15/07 and market value $66,324)	65,000	65,000

Total Short-Term Investments (Cost $7,465,000)		7,465,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 106.07% (Cost $73,372,567)		86,213,566

	Shares
SECURITIES LENDING COLLATERAL - 10.76%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	8,743,028	8,743,028

Total Securities Lending Collateral (Cost $8,743,028)		8,743,028

TOTAL INVESTMENTS - 116.83% (Cost $82,115,595)		94,956,594

OTHER ASSETS - LIABILITIES, NET - (16.83%)		(13,679,732)

NET ASSETS - 100.00%		$81,276,862

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2004, were as follows:

		Principal
		Amount
Contract		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	KRW	1,025,000,000	11/04	($27,102)

(b) Principal amount denoted in the indicated currency:

     KRW — Korean Won

See Notes to Financial Statements

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.59%
Autos & Transportation - 4.51%
C.H. Robinson Worldwide Inc†	288,430	$13,221,631
Canadian National Railway Co (Canada)	877,258	38,239,654
FedEx Corp	324,555	26,512,898

		77,974,183

Consumer Discretionary - 27.60%
Amazon.com Inc*	452,060	24,592,064
Avon Products Inc	444,810	20,523,533
British Sky Broadcasting Group PLC (United Kingdom)	824,867	9,301,402
Clear Channel Communications Inc	710,830	26,265,169
eBay Inc*	59,180	5,441,601
EchoStar Communications Corp ‘A’*	406,035	12,485,576
Electronic Arts Inc*	262,950	14,343,922
Fairmont Hotels & Resorts Inc (Canada)	101,365	2,731,787
Harman International Industries Inc	121,370	11,044,670
Lamar Advertising Co ‘A’*†	204,820	8,878,947
Liberty Media Corp ‘A’*	8,510,452	76,508,964
Liberty Media International Inc ‘A’*	445,691	16,535,136
LVMH Moet Hennessy Louis Vuitton SA† (France)	240,983	17,451,021
Marvel Enterprises Inc*†	541,777	10,575,487
Nike Inc ‘B’	125,830	9,531,623
PETsMART Inc	295,115	9,576,482
Staples Inc	712,065	20,870,625
Starwood Hotels & Resorts Worldwide Inc	922,435	41,371,210
The Gap Inc	197,850	4,797,862
The Walt Disney Co	437,770	11,158,757
Time Warner Inc*	2,742,373	48,210,917
Yahoo! Inc*†	2,062,615	74,934,803

		477,131,558

Consumer Staples - 0.62%
Whole Foods Market Inc†	113,255	10,810,190

Energy - 0.96%
BJ Services Co*	291,420	13,358,693
Reliant Energy Inc*	305,655	3,310,244

		16,668,937

Financial Services - 16.06%
American International Group Inc	119,055	8,486,241
Automatic Data Processing Inc	416,290	17,434,225
Bank One Corp	719,215	36,679,965
Berkshire Hathaway Inc ‘B’*	22,934	67,769,970
Citigroup Inc	595,105	27,672,383
E*TRADE Financial Corp*	779,180	8,687,857
Fannie Mae	236,670	16,888,771
Freddie Mac	470,400	29,776,320
MBNA Corp	612,265	15,790,314
MGIC Investment Corp	334,285	25,358,860
NewAlliance Bancshares Inc*	105,150	1,467,894
The Goldman Sachs Group Inc	229,500	21,609,720

		277,622,520

Health Care - 15.43%
Anthem Inc*†	200,725	17,976,931
Caremark Rx Inc*	829,335	27,318,295
Celgene Corp*	76,050	4,354,623
Forest Laboratories Inc*	636,135	36,024,325
Guidant Corp	299,415	16,731,310
Medtronic Inc	370,775	18,064,158
Neurocrine Biosciences Inc*†	123,145	6,385,068
Pfizer Inc	959,535	32,892,860
Roche Holding AG (Switzerland)	535,522	53,043,157
Sanofi-Synthelabo SA† (France)	177,829	11,285,554
UnitedHealth Group Inc	637,750	39,699,938
WellPoint Health Networks Inc*	25,910	2,902,179

		266,678,398

Integrated Oils - 0.24%
YUKOS ADR† (Russia)	131,005	4,165,959

Materials & Processing - 1.85%
Givaudan SA (Switzerland)	25,079	14,523,744
POSCO (S. Korea)	69,380	8,946,448
Syngenta AG* (Switzerland)	80,477	6,749,808
Syngenta AG ADR* (Switzerland)	110,085	1,848,327

		32,068,327

Multi-Industry - 4.80%
Smiths Group PLC (United Kingdom)	645,430	8,734,802
Tyco International Ltd† (Bermuda)	2,239,895	74,230,120

		82,964,922

Producer Durables - 4.44%
Applied Materials Inc*	1,076,605	21,122,990
Komatsu Ltd (Japan)	1,171,000	7,078,797
Lexmark International Inc ‘A’*	146,015	14,094,828
Lockheed Martin Corp	395,005	20,571,860
Northrop Grumman Corp	196,200	10,535,940
Pentair Inc	100,430	3,378,465

		76,782,880

Technology - 15.92%
Amdocs Ltd* (United Kingdom)	29,320	686,968
ATI Technologies Inc* (Canada)	384,865	7,258,554
Cisco Systems Inc*	2,204,840	52,254,708
Corning Inc*	812,040	10,605,243
Dell Inc*	340,500	12,196,710
Maxim Integrated Products Inc	278,585	14,603,426
Mercury Interactive Corp*	249,575	12,436,322
Microsoft Corp	1,659,965	47,408,600
Motorola Inc	826,745	15,088,096
Samsung Electronics Co Ltd (S. Korea)	151,180	62,408,360
Synopsys Inc*†	388,030	11,031,693
Texas Instruments Inc	1,206,455	29,172,082

		275,150,762

Utilities - 3.16%
AT&T Wireless Services Inc*	86,710	1,241,687
Cablevision Systems Corp NY ‘A’*†	708,369	13,919,451
Comcast Corp Special ‘A’*	1,427,940	39,425,423

		54,586,561

Total Common Stocks (Cost $1,337,853,384)		1,652,605,197

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.49%
Commercial Paper - 3.27%
UBS Finance (DE) LLC 1.420% due 07/01/04	$56,600,000	56,600,000

U.S. Government Agency Issue - 1.22%
Federal Home Loan Bank 1.250% due 07/01/04	21,000,000	21,000,000

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.00%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $52,001; collateralized by U.S. Treasury Notes 1.625% due 04/30/05 and market value $54,931)	$52,000	$52,000

Total Short-Term Investments (Cost $77,652,000)		77,652,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.08% (Cost $1,415,505,384)		1,730,257,197

	Shares
SECURITIES LENDING COLLATERAL - 4.43%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	76,573,644	76,573,644

Total Securities Lending Collateral (Cost $76,573,644)		76,573,644

TOTAL INVESTMENTS - 104.51% (Cost $1,492,079,028)		1,806,830,841

OTHER ASSETS & LIABILITIES, NET - (4.51%)		(78,030,268)

NET ASSETS - 100.00%		$1,728,800,573

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at June 30, 2004, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CHF	12,340,000	09/04	$55,118
Sell	CHF	20,100,000	09/04	33,645
Sell	CHF	11,600,000	09/04	(116,704)
Sell	CHF	16,300,000	10/04	(491,343)
Sell	EUR	3,700,000	08/04	125,236
Buy	EUR	8,800,000	09/04	199,796
Sell	EUR	6,800,000	09/04	5,912
Sell	EUR	2,000,000	09/04	(34,621)
Sell	EUR	5,600,000	10/04	(165,761)
Sell	KRW	24,153,200,000	11/04	(575,367)

				($964,089)

(b) Principal amount denoted in the indicated currency:

CHF — Swiss Franc
EUR — Eurodollar
KRW — Korean Won

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.03%
Autos & Transportation - 4.33%
Lear Corp	313,300	$18,481,567
Norfolk Southern Corp†	619,600	16,431,792
Southwest Airlines Co	1,567,900	26,293,683

		61,207,042

Consumer Discretionary - 26.61%
Abercrombie & Fitch Co ‘A’†	378,700	14,674,625
ARAMARK Corp ‘B’†	1,041,600	29,956,416
Arbitron Inc*†	534,900	19,534,548
Black & Decker Corp†	333,400	20,714,142
CDW Corp†	152,900	9,748,904
Circuit City Stores Inc†	1,814,400	23,496,480
Dollar Tree Stores Inc*†	1,044,200	28,642,406
Iron Mountain Inc*	387,200	18,686,272
LeapFrog Enterprises Inc*†	1,105,100	21,980,439
Limited Brands Inc	284,600	5,322,020
Mattel Inc	1,578,100	28,800,325
Nike Inc ‘B’	210,200	15,922,650
Polo Ralph Lauren Corp†	716,700	24,690,315
Reebok International Ltd	620,300	22,318,394
Republic Services Inc†	1,016,300	29,411,722
Sears Roebuck & Co	586,000	22,127,360
Westwood One Inc*	1,093,900	26,034,820
Yum! Brands Inc*†	370,200	13,778,844

		375,840,682

Consumer Staples - 3.77%
Pepsi Bottling Group Inc†	1,065,000	32,525,100
Safeway Inc*	818,900	20,750,926

		53,276,026

Energy - 2.90%
Baker Hughes Inc	498,700	18,776,055
Premcor Inc*†	190,800	7,155,000
Valero Energy Corp†	204,200	15,061,792

		40,992,847

Financial Services - 18.90%
AMB Property Corp	578,000	20,016,140
Archstone-Smith Trust	940,900	27,596,597
City National Corp CA†	306,700	20,150,190
DST Systems Inc*†	570,400	27,430,536
Federated Investors Inc ‘B’	671,500	20,373,310
First Horizon National Corp†	341,000	15,505,270
Health Care Property Investors Inc†	929,600	22,347,584
M&T Bank Corp†	169,100	14,762,430
Mercantile Bankshares Corp	279,600	13,090,872
North Fork Bancorp Inc†	417,300	15,878,265
Protective Life Corp†	607,300	23,484,291
SEI Investments Co†	596,900	17,333,976
Student Loan Corp†	112,400	15,342,600
The Dun & Bradstreet Corp*†	255,000	13,747,050

		267,059,111

Health Care - 11.57%
AmerisourceBergen Corp†	295,500	17,664,990
DaVita Inc*†	507,200	15,636,976
Edwards Lifesciences Corp*	581,800	20,275,730
Health Net Inc*	819,800	21,724,700
Laboratory Corp of America Holdings*†	899,200	35,698,240
Medco Health Solutions Inc*	190,200	7,132,500
Visx Inc*†	944,900	25,247,728
WebMD Corp*†	2,155,300	20,087,396

		163,468,260

Integrated Oils - 2.79%
GlobalSantaFe Corp	790,200	20,940,300
Unocal Corp†	486,600	18,490,800

		39,431,100

Materials & Processing - 9.20%
Ashland Inc	282,400	14,913,544
Avery Dennison Corp	434,500	27,812,345
Ball Corp	393,900	28,380,495
International Steel Group Inc*†	291,900	8,684,025
Pactiv Corp*	1,004,900	25,062,206
Rohm & Haas Co	602,600	25,056,108

		129,908,723

Multi-Industry - 1.54%
ITT Industries Inc	262,400	21,779,200

Producer Durables - 4.72%
Alliant Techsystems Inc*†	358,900	22,732,726
Novellus Systems Inc*	620,500	19,508,520
Pitney Bowes Inc	550,600	24,364,050

		66,605,296

Technology - 8.05%
AMIS Holdings Inc*†	1,037,900	17,561,268
Imation Corp†	404,200	17,222,962
Intersil Corp ‘A’†	550,300	11,919,498
PeopleSoft Inc*	905,800	16,757,300
QLogic Corp*	394,900	10,500,391
Storage Technology Corp*†	878,400	25,473,600
Unisys Corp*	1,024,800	14,224,224

		113,659,243

Utilities - 1.65%
KeySpan Corp†	447,700	16,430,590
MCI Inc*†	475,100	6,855,693

		23,286,283

Total Common Stocks (Cost $1,190,556,033)		1,356,513,813

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.74%
Repurchase Agreement - 5.74%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $81,025,350; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $33,686,798; and U.S. Treasury Bonds 8.500% due 02/15/20 and market value $48,963,238)	$81,024,000	81,024,000

Total Short-Term Investment (Cost $81,024,000)		81,024,000

TOTAL INVESTMENTS
BEFORE SECURITIES LENDING COLLATERAL - 101.77% (Cost $1,271,580,033)		1,437,537,813

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.73%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	165,780,348	$165,780,348

Total Securities Lending Collateral (Cost $165,780,348)		165,780,348

TOTAL INVESTMENTS - 113.50% (Cost $1,437,360,381)		1,603,318,161

OTHER ASSETS & LIABILITIES, NET - (13.50%)		(190,728,852)

NET ASSETS - 100.00%		$1,412,589,309

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.84%
Denmark - 2.07%
Danske Bank AS	1,506,800	$35,745,075

Finland - 3.13%
Nokia OYJ	3,732,000	53,914,913

France - 10.50%
Aventis SA†	497,320	37,588,959
AXA†	1,731,728	38,180,432
Societe Generale†	598,500	50,922,903
Total SA†	284,395	54,284,212

		180,976,506

Germany - 4.09%
Schering AG	619,700	36,610,514
Siemens AG	469,000	33,791,711

		70,402,225

Ireland - 3.07%
Allied Irish Banks PLC (FTSE)	957,500	14,847,378
Allied Irish Banks PLC (ISEQ)	2,455,000	37,978,500

		52,825,878

Italy - 5.15%
ENI SPA†	2,624,435	52,172,129
Sanpaolo IMI SPA†	3,040,000	36,659,908

		88,832,037

Japan - 9.27%
Canon Inc†	1,059,000	55,688,417
Kao Corp	2,389,000	57,460,972
Nomura Holdings Inc	3,154,000	46,583,840

		159,733,229

Netherlands - 7.38%
Heineken NV†	2,175,640	71,580,414
Royal Dutch Petroleum Co†	1,081,160	55,549,369

		127,129,783

Switzerland - 18.98%
Compagnie Financiere Richemont AG ‘A’*	1,313,000	34,295,950
Credit Suisse Group*	1,494,000	53,105,679
Nestle SA	202,730	54,087,244
Novartis AG	1,215,500	53,643,562
Roche Holding AG	340,700	33,746,146
Swiss Reinsurance Co	503,800	32,737,543
UBS AG	930,000	65,558,351

		327,174,475

United Kingdom - 32.20%
Barclays PLC	7,810,500	66,515,018
BP PLC	6,232,100	55,022,138
Cadbury Schweppes PLC	8,494,297	73,262,263
Diageo PLC	3,778,487	50,929,920
GlaxoSmithKline PLC	3,460,176	70,006,195
HSBC Holdings PLC (LI)	4,635,800	68,914,821
Tesco PLC	7,480,800	36,108,691
Unilever PLC	7,097,500	69,610,821
Vodafone Group PLC	29,474,000	64,520,884
		554,890,751

Total Common Stocks (Cost $1,504,059,234)		1,651,624,872

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.08%
Repurchase Agreement - 4.08%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $70,381,173; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $22,830,104; and 4.625% due 05/15/06 and market value $48,963,153)	$70,380,000	70,380,000

Total Short-Term Investment (Cost $70,380,000)		70,380,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.92% (Cost $1,574,439,234)		1,722,004,872

	Shares
SECURITIES LENDING COLLATERAL - 12.15%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	209,289,033	209,289,033

Total Securities Lending Collateral (Cost $209,289,033)		209,289,033

TOTAL INVESTMENTS - 112.07% (Cost $1,783,728,267)		1,931,293,905

OTHER ASSETS & LIABILITIES, NET - (12.07%)		(208,021,140)

NET ASSETS - 100.00%		$1,723,272,765

Note to Schedule of Investments

(a) At June 30, 2004, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	31.79%
Consumer Staples	20.63%
Health Care	13.44%
Integrated Oils	9.57%
Technology	6.36%
Utilities	3.74%
Materials & Processing	3.33%
Energy	3.03%
Consumer Discretionary	1.99%
Multi-Industry	1.96%

Total Equity Securities	95.84%

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.46%
Consumer Discretionary - 0.46%
The News Corp Ltd ADR (Australia)	41,600	$1,367,808

Total Preferred Stocks (Cost $1,459,035)		1,367,808

COMMON STOCKS - 95.28%
Autos & Transportation - 1.82%
FedEx Corp	16,540	1,351,153
Magna International Inc ‘A’ (Canada)	18,300	1,558,611
Southwest Airlines Co	75,320	1,263,116
United Parcel Service Inc ‘B’	16,960	1,274,883

		5,447,763

Consumer Discretionary - 13.64%
Avon Products Inc	26,060	1,202,408
Best Buy Co Inc	13,600	690,064
Career Education Corp*	5,400	246,024
Carnival Corp	43,800	2,058,600
Circuit City Stores Inc†	24,800	321,160
Clear Channel Communications Inc	28,250	1,043,838
Cooper Industries Ltd ‘A’	14,950	888,179
Cox Radio Inc ‘A’*	15,550	270,259
eBay Inc*	8,000	735,600
EchoStar Communications Corp ‘A’*	14,980	460,635
Entercom Communications Corp*	8,450	315,185
Getty Images Inc*	10,020	601,200
Hot Topic Inc*†	28,890	591,956
InterActiveCorp*†	46,590	1,404,223
Kohl’s Corp*	49,220	2,081,022
Lamar Advertising Co ‘A’*	4,060	176,001
Mattel Inc	32,800	598,600
Monster Worldwide Inc*	19,620	504,626
Newell Rubbermaid Inc	148,310	3,485,285
Outback Steakhouse Inc	15,920	658,451
Pacific Sunwear of California Inc*	28,890	565,377
Reebok International Ltd	34,800	1,252,104
Royal Caribbean Cruises Ltd† (Liberia)	21,500	933,315
Staples Inc	25,940	760,301
Target Corp	48,240	2,048,753
The Home Depot Inc	52,420	1,845,184
The Walt Disney Co	148,100	3,775,069
Time Warner Inc*	41,940	737,305
Univision Communications Inc ‘A’*	26,680	851,892
Viacom Inc ‘B’	190,144	6,791,944
Wal-Mart Stores Inc	36,780	1,940,513
Westwood One Inc*	38,950	927,010

		40,762,083

Consumer Staples - 2.76%
CVS Corp	34,040	1,430,361
General Mills Inc	61,500	2,923,095
PepsiCo Inc	20,230	1,089,992
Rite Aid Corp*†	390,150	2,036,583
The Kroger Co*	42,690	776,958

		8,256,989

Energy - 3.78%
BJ Services Co*	48,670	2,231,033
Calpine Corp*†	728,890	3,148,805
Cooper Cameron Corp*	50,770	2,472,499
Devon Energy Corp	38,680	2,552,880
Newfield Exploration Co*	15,900	886,266

		11,291,483

Financial Services - 13.72%
ACE Ltd (Bermuda)	8,520	360,226
American Express Co	46,890	2,409,208
American International Group Inc	46,080	3,284,582
Bank of America Corp	41,077	3,475,936
Citigroup Inc	121,690	5,658,585
Conseco Inc*†	113,400	2,256,660
Fiserv Inc*	18,700	727,243
Freddie Mac	56,910	3,602,403
MBNA Corp	57,770	1,489,888
Mellon Financial Corp	139,130	4,080,683
Merrill Lynch & Co Inc	55,220	2,980,776
Northern Trust Corp	14,710	621,939
PNC Financial Services Group Inc	42,820	2,272,886
The Allstate Corp	71,120	3,310,636
The Goldman Sachs Group Inc	8,200	772,112
The Hartford Financial Services Group Inc	54,090	3,718,147

		41,021,910

Health Care - 14.89%
Abbott Laboratories	91,790	3,741,360
Amgen Inc*	37,250	2,032,732
Apria Healthcare Group Inc*†	23,100	662,970
Elan Corp PLC ADR*† (Ireland)	39,600	979,704
Eli Lilly & Co	33,400	2,334,994
Genzyme Corp*	34,846	1,649,261
Gilead Sciences Inc*	26,680	1,787,560
HCA Inc	21,200	881,708
Johnson & Johnson	195,220	10,873,754
Lincare Holdings Inc*	29,900	982,514
Medtronic Inc	36,780	1,791,922
Merck & Co Inc	100,030	4,751,425
Pfizer Inc	83,872	2,875,132
Tenet Healthcare Corp*	198,300	2,659,203
Wyeth	179,390	6,486,742

		44,490,981

Integrated Oils - 2.77%
GlobalSantaFe Corp	168,323	4,460,560
Noble Corp*	100,750	3,817,418

		8,277,978

Materials & Processing - 4.01%
Bowater Inc	31,570	1,312,996
Cia Vale do Rio Doce ADR (Brazil)	58,000	2,757,900
E.I. du Pont de Nemours & Co	40,400	1,794,568
Lyondell Chemical Co†	85,990	1,495,366
Owens-Illinois Inc*	203,300	3,407,308
Smurfit-Stone Container Corp*†	61,330	1,223,534

		11,991,672

Multi-Industry - 4.97%
Eaton Corp	5,500	356,070
General Electric Co	210,120	6,807,888
Schlumberger Ltd	29,420	1,868,464
Tyco International Ltd (Bermuda)	175,640	5,820,710

		14,853,132

Producer Durables - 3.88%
Andrew Corp*†	51,470	1,029,915
Applied Materials Inc*	43,100	845,622
Danaher Corp	15,020	778,787
Emerson Electric Co	19,590	1,244,944
Illinois Tool Works Inc	8,970	860,133
Lockheed Martin Corp	80,470	4,190,878

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Molex Inc†	24,210	$776,657
Novellus Systems Inc*	24,550	771,852
Parker Hannifin Corp	8,740	519,680
Waters Corp*	12,300	587,694

		11,606,162

Technology - 20.56%
Accenture Ltd ‘A’* (Bermuda)	29,700	816,156
ADTRAN Inc	25,450	849,266
Akamai Technologies Inc*†	19,600	351,820
Amdocs Ltd* (United Kingdom)	37,880	887,528
Amphenol Corp ‘A’*	10,720	357,190
Analog Devices Inc	42,510	2,001,371
Ascential Software Corp*	23,200	370,968
BEA Systems Inc*	28,890	237,476
Cisco Systems Inc*	200,810	4,759,197
Computer Associates International Inc	103,000	2,890,180
Comverse Technology Inc*	61,500	1,226,310
Corning Inc*	90,730	1,184,934
Dell Inc*	83,750	2,999,925
Foundry Networks Inc*†	36,940	519,746
International Business Machines Corp	29,300	2,582,795
Linear Technology Corp	24,290	958,726
Lucent Technologies Inc*†	64,900	245,322
Manhattan Associates Inc*†	7,760	239,629
Marvell Technology Group Ltd* (Bermuda)	28,100	750,270
Maxim Integrated Products Inc	14,620	766,380
Mercury Interactive Corp*†	27,920	1,391,254
Microsoft Corp	418,760	11,959,786
Network Appliance Inc*	35,400	762,162
Network Associates Inc*†	84,660	1,534,886
Nokia OYJ ADR (Finland)	266,360	3,872,874
Nortel Networks Corp* (Canada)	852,140	4,252,179
NVIDIA Corp*†	15,800	323,900
Oracle Corp*	127,064	1,515,874
PMC-Sierra Inc*	91,210	1,308,863
Red Hat Inc*	50,900	1,169,173
Samsung Electronics Co Ltd GDR~ (S. Korea)	1,710	352,951
Symantec Corp*	40,400	1,768,712
Telefonaktiebolaget LM Ericsson ADR* (Sweden)	48,800	1,460,096
Texas Instruments Inc	42,860	1,036,355
VERITAS Software Corp*	83,210	2,304,917
Xilinx Inc	42,860	1,427,667

		61,436,838

Utilities - 8.48%
Comcast Corp Special ‘A’*	207,590	5,731,560
Cox Communications Inc ‘A’*	46,830	1,301,406
Sprint Corp-FON Group	396,585	6,979,896
TXU Corp†	52,570	2,129,611
Verizon Communications Inc	169,080	6,119,005
Vodafone Group PLC ADR† (United Kingdom)	139,046	3,072,916

		25,334,394

Total Common Stocks (Cost $263,685,670)		284,771,385

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.34%
U.S. Government Agency Issue - 6.34%
Fannie Mae 1.250% due 07/01/04	$18,941,000	18,941,000

Total Short-Term Investment (Cost $18,941,000)		18,941,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.08% (Cost $284,085,705)		305,080,193

	Shares
SECURITIES LENDING COLLATERAL - 6.55%
State Street Navigator Securities Lending
Prime Portfolio 1.150%^^	19,585,667	19,585,667

Total Securities Lending Collateral (Cost $19,585,667)		19,585,667

TOTAL INVESTMENTS - 108.63% (Cost $303,671,372)		324,665,860

OTHER ASSETS - LIABILITIES, NET - (8.63%)		(25,786,653)

NET ASSETS - 100.00%		$298,879,207

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
South Africa - 0.00%
Bidvest Group Ltd* Exp. 12/08/06	178	$166

Total Warrants (Cost $0)		166

COMMON STOCKS - 96.39%
Australia - 3.42%
QBE Insurance Group Ltd†	2,306,995	20,525,980
The News Corp Ltd†	3,112,073	27,429,400

		47,955,380

Austria - 1.57%
Erste Bank der Oesterreichischen Sparkassen AG	139,910	22,001,768

Bermuda - 0.01%
ACE Ltd	2,010	84,983

Brazil - 2.08%
Aracruz Celulose SA ADR	5,850	191,061
Brasil Telecom Participacoes SA ADR†	371,800	11,414,260
Cia Vale do Rio Doce ADR	367,770	17,487,464

		29,092,785

Canada - 2.92%
BCE Inc†	380,500	7,578,211
Canadian National Railway Co	379,800	16,555,482
EnCana Corp†	386,100	16,594,869
Talisman Energy Inc	9,900	214,896

		40,943,458

Denmark - 0.02%
Danske Bank AS	11,580	274,707

France - 15.22%
AXA†	1,635,920	36,068,097
BNP Paribas	3,570	219,822
Business Objects SA*†	169,800	3,811,936
Credit Agricole SA†	812,682	19,798,543
France Telecom SA†	16,470	429,730
L’Air Liquide SA†	201,280	33,319,822
L’Oreal SA†	171,700	13,730,540
Sanofi-Synthelabo SA†	298,330	18,932,904
Schneider Electric SA†	409,512	27,984,147
Societe Television Francaise 1†	248,818	7,846,869
Total SA†	154,535	29,497,040
Veolia Environnement†	760,600	21,485,213

		213,124,663

Germany - 2.69%
Bayerische Motoren Werke AG	479,210	21,218,412
Schering AG	278,400	16,447,260

		37,665,672

Hong Kong - 2.00%
CNOOC Ltd†	25,204,000	10,663,641
Esprit Holdings Ltd†	3,617,500	16,186,616
Semiconductor Manufacturing International Corp*†	5,060,000	1,102,863

		27,953,120

Hungary - 1.38%
OTP Bank RT GDR	468,430	19,383,633

Ireland - 2.27%
Anglo Irish Bank Corp PLC	9,397	147,660
DEPFA Bank PLC	1,533,600	22,230,112
Irish Life & Permanent PLC	614,300	9,465,719

		31,843,491

Italy - 1.04%
Riunione Adriatica di Sicurta SPA†	798,300	14,498,610

Japan - 15.43%
Bridgestone Corp†	820,000	15,373,360
Canon Inc	597,000	31,393,754
Chugai Pharmaceutical Co Ltd†	1,236,290	19,356,427
Citizen Electronics Co Ltd†	2,800	158,764
Citizen Watch Co Ltd†	1,190,000	13,451,369
Fuji Television Network Inc	931	2,128,584
Honda Motor Co Ltd	8,300	399,268
KDDI Corp	3,734	21,308,848
Murata Manufacturing Co Ltd	326,000	18,544,241
Nitto Denko Corp	14,700	750,158
NOK Corp†	287,000	10,630,116
Seiko Epson Corp	472,600	17,158,736
Sekisui Chemical Corp Ltd	1,242,000	10,461,219
Shinsei Bank Ltd†	368,000	2,342,384
Stanley Electric Co Ltd	12,100	201,842
Tamron Co Ltd†	3,000	135,534
Tokyo Broadcasting System Inc	253,200	4,445,965
Tokyo Gas Co Ltd†	5,500,000	19,465,911
Toyota Motor Corp	673,500	27,224,564
Yamaha Corp	66,300	1,085,345

		216,016,389

Mexico - 1.00%
America Movil SA de CV ‘L’ ADR	3,750	136,388
Grupo Televisa SA ADR	305,100	13,811,877

		13,948,265

Netherlands - 1.12%
ABN Amro Holding NV	6,540	143,239
Koninklijke KPN NV	21,360	162,876
Reed Elsevier NV†	1,074,400	15,102,693
STMicroelectronics NV†	2,940	64,569
VNU NV	5,769	167,740

		15,641,117

Norway - 0.11%
DnB NOR ASA†	225,000	1,535,515

Singapore - 2.32%
DBS Group Holdings Ltd	1,244,000	10,407,018
Singapore Telecommunications Ltd†	11,359,000	14,847,935
United Overseas Bank Ltd†	934,000	7,271,016

		32,525,969

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
South Korea - 2.16%
KT Corp ADR†	3,190	$57,548
Samsung Electronics Co Ltd	39,020	16,107,780
Samsung SDI Co Ltd	134,380	14,129,961

		30,295,289

Spain - 3.93%
Banco Bilbao Vizcaya Argentaria SA†	1,028,700	13,758,582
Iberdrola SA†	726,600	15,355,977
Telefonica SA†	1,750,074	25,900,925

		55,015,484

Sweden - 6.56%
Atlas Copco AB ‘A’†	501,670	18,630,981
Hennes & Mauritz AB ‘B’†	1,194,210	30,862,855
Sandvik AB†	589,500	20,130,415
Telefonaktiebolaget LM Ericsson ‘B’*	7,557,100	22,291,738

		91,915,989

Switzerland - 9.47%
Credit Suisse Group*	585,860	20,824,962
Nestle SA	52,171	13,918,934
Novartis AG	368,220	16,250,623
Roche Holding AG	308,040	30,511,191
Straumann Holding AG†	30,150	6,056,973
Syngenta AG*	120,310	10,090,702
Synthes Inc	87,250	9,948,828
UBS AG	355,362	25,050,480

		132,652,693

United Kingdom - 19.67%
AMVESCAP PLC	3,395,800	23,147,497
Anglo American PLC	17,730	362,570
AstraZeneca PLC	562,620	25,234,166
Aviva PLC	25,960	267,788
Barclays PLC	30,340	258,379
BG Group PLC	937,870	5,776,652
BHP Billiton PLC	17,600	152,675
BOC Group PLC	542,800	9,082,714
BP PLC	13,600	120,072
British Sky Broadcasting Group PLC	1,837,880	20,724,384
Diageo PLC	1,650,583	22,248,074
Johnston Press PLC	17,448	179,192
Kingfisher PLC	4,540,485	23,562,523
NEXT PLC	563,460	14,535,905
Old Mutual PLC	63,900	121,347
Reckitt Benckiser PLC	1,728,715	48,921,571
Reed Elsevier PLC	25,840	251,091
Royal Bank of Scotland Group PLC	667,258	19,209,602
Vodafone Group PLC	15,336,600	33,573,013
Vodafone Group PLC ADR	3,637	80,378
William Hill PLC	2,284,330	22,942,603
Yell Group PLC	761,330	4,758,294

		275,510,490

Total Common Stocks (Cost $1,265,048,662)		1,349,879,470

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.49%
U.S. Government Agency Issue - 3.49%
Fannie Mae 1.250% due 07/01/04	$48,846,000	48,846,000

Total Short-Term Investment (Cost $48,846,000)		48,846,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.88% (Cost $1,313,894,662)		1,398,725,636

	Shares
SECURITIES LENDING COLLATERAL - 21.91%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	306,791,235	306,791,235

Total Securities Lending Collateral (Cost $306,791,235)		306,791,235

TOTAL INVESTMENTS - 121.79% (Cost $1,620,685,897)		1,705,516,871

OTHER ASSETS & LIABILITIES, NET - (21.79%)		(305,104,521)

NET ASSETS - 100.00%		$1,400,412,350

Note to Schedule of Investments

(a) At June 30, 2004, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	20.64%
Consumer Discretionary	16.56%
Utilities	10.73%
Health Care	10.19%
Technology	7.58%
Producer Durables	6.85%
Consumer Staples	6.08%
Autos & Transportation	5.77%
Materials & Processing	5.11%
Integrated Oils	4.49%
Multi-Industry	2.39%

Total Equity Securities	96.39%

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.49%
Autos & Transportation - 2.56%
Burlington Northern Santa Fe Corp	62,410	$2,188,719
Cooper Tire & Rubber Co	13,000	299,000
CSX Corp	33,300	1,091,241
Dana Corp	24,328	476,829
Delphi Corp	95,605	1,021,061
Delta Air Lines Inc*†	13,500	96,120
FedEx Corp	46,288	3,781,267
Ford Motor Co	283,644	4,439,029
General Motors Corp†	84,844	3,952,882
Genuine Parts Co	28,275	1,121,952
Harley-Davidson Inc	45,700	2,830,658
Navistar International Corp*	11,160	432,561
Norfolk Southern Corp	66,200	1,755,624
PACCAR Inc	24,298	1,409,041
Southwest Airlines Co	126,830	2,126,939
The Goodyear Tire & Rubber Co*†	27,200	247,248
Union Pacific Corp	37,200	2,211,540
United Parcel Service Inc ‘B’	174,600	13,124,682
Visteon Corp†	18,518	216,105

		42,822,498

Consumer Discretionary - 13.55%
Alberto-Culver Co	13,007	652,171
Allied Waste Industries Inc*	41,100	541,698
Apollo Group Inc ‘A’*	26,000	2,295,540
AutoNation Inc*†	47,900	819,090
AutoZone Inc*	11,400	913,140
Avon Products Inc	72,900	3,363,606
Bed Bath & Beyond Inc*	43,300	1,664,885
Best Buy Co Inc	50,299	2,552,171
Big Lots Inc*	17,900	258,834
Black & Decker Corp	12,300	764,199
Carnival Corp	98,000	4,606,000
Cendant Corp	163,328	3,998,269
Cintas Corp†	25,400	1,210,818
Circuit City Stores Inc	25,700	332,815
Clear Channel Communications Inc	95,212	3,518,083
Convergys Corp*	28,089	432,571
Cooper Industries Ltd ‘A’	14,300	849,563
Costco Wholesale Corp	69,644	2,860,279
Darden Restaurants Inc	31,000	637,050
Dillard’s Inc ‘A’	15,300	341,190
Dollar General Corp†	51,093	999,379
Eastman Kodak Co†	42,800	1,154,744
eBay Inc*	101,800	9,360,510
Electronic Arts Inc*	44,800	2,443,840
Family Dollar Stores Inc	26,300	800,046
Federated Department Stores Inc	29,400	1,443,540
Gannett Co Inc	42,200	3,580,670
Harrah’s Entertainment Inc	17,450	944,045
Hasbro Inc	27,325	519,175
Hilton Hotels Corp	59,400	1,108,404
International Flavors & Fragrances Inc	14,600	546,040
International Game Technology	54,100	2,088,260
J.C. Penney Co Inc	43,700	1,650,112
Jones Apparel Group Inc	20,200	797,496
Kimberly-Clark Corp	77,961	5,136,071
Knight-Ridder Inc	13,100	943,200
Kohl’s Corp*	50,300	2,126,684
Leggett & Platt Inc	32,400	865,404
Limited Brands Inc	66,107	1,236,201
Liz Claiborne Inc	13,620	490,048
Lowe’s Cos Inc	121,100	6,363,805
Marriott International Inc ‘A’	38,300	1,910,404
Mattel Inc	62,150	1,134,238
Maytag Corp†	13,000	318,630
McDonald’s Corp	192,300	4,999,800
Meredith Corp	7,900	434,184
Monster Worldwide Inc*	15,900	408,948
Newell Rubbermaid Inc†	42,534	999,549
Nike Inc ‘B’	40,900	3,098,175
Nordstrom Inc	21,520	916,967
Office Depot Inc*	51,700	925,947
Omnicom Group Inc	29,300	2,223,577
R.R. Donnelley & Sons Co	28,400	937,768
RadioShack Corp	29,144	834,393
Reebok International Ltd	5,880	211,562
Robert Half International Inc	27,900	830,583
Sabre Holdings Corp ‘A’	21,702	601,362
Sears Roebuck & Co	33,000	1,246,080
Snap-On Inc†	9,650	323,758
Staples Inc	73,250	2,146,958
Starbucks Corp*	58,200	2,530,536
Starwood Hotels & Resorts Worldwide Inc	31,870	1,429,370
Target Corp	141,500	6,009,505
The Gap Inc	139,450	3,381,662
The Gillette Co	155,400	6,588,960
The Home Depot Inc	348,650	12,272,480
The Interpublic Group of Cos Inc*	64,858	890,500
The May Department Stores Co	49,400	1,358,006
The McGraw-Hill Cos Inc	29,500	2,258,815
The New York Times Co ‘A’	23,000	1,028,330
The Stanley Works	12,800	583,424
The TJX Cos Inc	82,200	1,984,308
The Walt Disney Co	317,906	8,103,424
Tiffany & Co	22,700	836,495
Time Warner Inc*	706,460	12,419,567
Toys “R” Us Inc*	33,100	527,283
Tribune Co	50,714	2,309,515
Univision Communications Inc ‘A’*†	50,100	1,599,693
VF Corp	18,300	891,210
Viacom Inc ‘A’†	6,000	218,100
Viacom Inc ‘B’	264,986	9,465,300
Wal-Mart Stores Inc	664,400	35,053,744
Waste Management Inc	94,860	2,907,459
Wendy’s International Inc	16,800	585,312
Whirlpool Corp†	9,200	631,120
Yahoo! Inc*	208,209	7,564,237
Yum! Brands Inc*	49,240	1,832,713

		226,973,597

Consumer Staples - 7.67%
Adolph Coors Co ‘B’†	5,490	397,147
Albertson’s Inc†	56,978	1,512,196
Altria Group Inc	317,652	15,898,483
Anheuser-Busch Cos Inc	124,600	6,728,400
Brown-Forman Corp ‘B’†	21,622	1,043,694
Campbell Soup Co	63,700	1,712,256
Clorox Co	36,000	1,936,080
Coca-Cola Enterprises Inc	72,800	2,110,472
Colgate-Palmolive Co	80,200	4,687,690
ConAgra Foods Inc	81,900	2,217,852
CVS Corp	63,200	2,655,664
General Mills Inc	58,500	2,780,505
H.J. Heinz Co	54,550	2,138,360
Hershey Foods Corp	41,500	1,920,205
Kellogg Co	63,600	2,661,660
McCormick & Co Inc†	21,300	724,200
Pepsi Bottling Group Inc	44,800	1,368,192
PepsiCo Inc	264,480	14,250,182
Procter & Gamble Co	400,400	21,797,776
R.J. Reynolds Tobacco Holdings Inc†	11,500	777,285
Safeway Inc*	63,900	1,619,226
Sara Lee Corp	122,425	2,814,551

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
SUPERVALU Inc	19,800	$606,078
Sysco Corp	99,100	3,554,717
The Coca-Cola Co	377,300	19,046,104
The Kroger Co*	118,200	2,151,240
UST Inc	28,000	1,008,000
Walgreen Co	158,700	5,746,527
William Wrigley Jr. Co	37,600	2,370,680
Winn-Dixie Stores Inc†	22,000	158,400

		128,393,822

Energy - 1.31%
Anadarko Petroleum Corp	38,988	2,284,697
Apache Corp	46,844	2,040,056
Baker Hughes Inc	51,600	1,942,740
BJ Services Co*	24,100	1,104,744
Burlington Resources Inc	61,494	2,224,853
Calpine Corp*†	85,600	369,792
Devon Energy Corp	38,297	2,527,576
Dynegy Inc ‘A’*†	58,700	250,062
El Paso Corp†	87,525	689,697
EOG Resources Inc	18,100	1,080,751
Halliburton Co	68,600	2,075,836
Kerr-McGee Corp	17,298	930,113
Nabors Industries Ltd*(Barbados)	19,669	889,432
Rowan Cos Inc*	16,400	399,012
Sunoco Inc†	10,357	658,912
Valero Energy Corp	21,500	1,585,840
Williams Cos Inc	80,500	957,950

		22,012,063

Financial Services - 21.19%
ACE Ltd (Bermuda)	40,700	1,720,796
AFLAC Inc	78,800	3,215,828
AMBAC Financial Group Inc	14,900	1,094,256
American Express Co	198,800	10,214,344
American International Group Inc	404,042	28,800,114
AmSouth Bancorp	61,550	1,567,678
Aon Corp	46,525	1,324,567
Apartment Investment & Management Co ‘A’	11,700	364,221
Automatic Data Processing Inc	93,100	3,899,028
Bank of America Corp	315,872	26,729,089
Bank One Corp	174,554	8,902,254
BB&T Corp	91,519	3,383,457
Capital One Financial Corp	35,600	2,434,328
Charter One Financial Inc	34,708	1,533,747
Chubb Corp	27,500	1,874,950
CIGNA Corp	20,100	1,383,081
Cincinnati Financial Corp†	30,050	1,307,776
Citigroup Inc	801,119	37,252,034
Comerica Inc	26,050	1,429,624
Countrywide Financial Corp	41,599	2,922,330
Deluxe Corp	11,400	495,900
Dow Jones & Co Inc	12,700	572,770
E*TRADE Financial Corp*	56,600	631,090
Equifax Inc	24,000	594,000
Equity Office Properties Trust	62,500	1,700,000
Equity Residential	44,400	1,320,012
Fannie Mae	150,400	10,732,544
Federated Investors Inc ‘B’	16,700	506,678
Fifth Third Bancorp	87,143	4,686,551
First Data Corp	135,137	6,016,299
First Horizon National Corp	19,200	873,024
Fiserv Inc*	27,050	1,051,974
Franklin Resources Inc	41,500	2,078,320
Freddie Mac	109,200	6,912,360
Golden West Financial Corp	23,600	2,509,860
H&R Block Inc	27,100	1,292,128
Huntington Bancshares Inc	36,023	824,927
J.P. Morgan Chase & Co	321,571	12,467,308
Janus Capital Group Inc	37,200	613,428
Jefferson-Pilot Corp	25,000	1,270,000
KeyCorp	63,600	1,901,004
Lehman Brothers Holdings Inc	42,900	3,228,254
Lincoln National Corp	31,200	1,474,200
Loews Corp	29,000	1,738,840
M&T Bank Corp	18,700	1,632,510
Marsh & McLennan Cos Inc	77,100	3,498,798
Marshall & Ilsley Corp	36,000	1,407,240
MBIA Inc	25,200	1,439,424
MBNA Corp	196,070	5,056,645
Mellon Financial Corp	64,800	1,900,584
Merrill Lynch & Co Inc	148,831	8,033,897
MetLife Inc	117,100	4,198,035
MGIC Investment Corp†	15,300	1,160,658
Moody’s Corp	25,200	1,629,432
Morgan Stanley	170,303	8,986,889
National City Corp	112,800	3,949,128
North Fork Bancorp Inc	26,800	1,019,740
Northern Trust Corp	34,100	1,441,748
Paychex Inc	57,500	1,948,100
Plum Creek Timber Co Inc	29,600	964,368
PNC Financial Services Group Inc	43,700	2,319,596
Principal Financial Group Inc	49,400	1,718,132
ProLogis	28,100	925,052
Providian Financial Corp*	44,800	657,216
Prudential Financial Inc	85,200	3,959,244
Regions Financial Corp	33,802	1,235,463
Ryder System Inc	10,100	404,707
Safeco Corp	25,540	1,123,760
Simon Property Group Inc	29,000	1,491,180
SLM Corp	72,300	2,924,535
SouthTrust Corp	51,100	1,983,191
Sovereign Bancorp Inc	47,300	1,045,330
State Street Corp	52,000	2,550,080
SunGard Data Systems Inc*	46,700	1,214,200
SunTrust Banks Inc	41,100	2,671,089
Synovus Financial Corp	47,250	1,196,370
T. Rowe Price Group Inc	19,600	987,840
The Allstate Corp	106,678	4,965,861
The Bank of New York Co Inc	114,700	3,381,356
The Bear Stearns Cos Inc	14,220	1,198,888
The Charles Schwab Corp	223,700	2,149,757
The Goldman Sachs Group Inc	74,800	7,043,168
The Hartford Financial Services Group Inc	42,800	2,942,072
The Progressive Corp OH	32,500	2,772,250
The St. Paul Travelers Cos Inc	105,042	4,258,403
Torchmark Corp	20,100	1,081,380
U.S. Bancorp	299,599	8,256,948
Union Planters Corp	35,450	1,056,764
UnumProvident Corp	43,305	688,550
Wachovia Corp	203,710	9,065,095
Washington Mutual Inc	133,233	5,148,123
Wells Fargo & Co	261,405	14,960,208
XL Capital Ltd ‘A’ (Bermuda)	20,700	1,562,022
Zions Bancorp	13,900	854,155

		354,904,154

Health Care - 13.05%
Abbott Laboratories	244,900	9,982,124
Aetna Inc	22,239	1,890,315
Allergan Inc	19,600	1,754,592
AmerisourceBergen Corp	15,400	920,612
Amgen Inc*	197,040	10,752,473
Anthem Inc*†	19,868	1,779,396
Bausch & Lomb Inc	8,200	533,574
Baxter International Inc	92,100	3,178,371
Becton Dickinson & Co	42,300	2,191,140
Biogen Idec Inc*	54,230	3,430,048

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Biomet Inc	39,365	$1,749,381
Boston Scientific Corp*	129,400	5,538,320
Bristol-Myers Squibb Co	301,200	7,379,400
C.R. Bard Inc	16,200	917,730
Cardinal Health Inc	65,475	4,586,524
Caremark Rx Inc*	70,834	2,333,288
Chiron Corp*	29,300	1,307,952
Eli Lilly & Co	175,000	12,234,250
Express Scripts Inc*	10,700	847,761
Forest Laboratories Inc*	56,700	3,210,921
Genzyme Corp*	32,600	1,542,958
Gilead Sciences Inc*	33,300	2,231,100
Guidant Corp	46,800	2,615,184
HCA Inc	76,184	3,168,493
Health Management Associates Inc ‘A’	38,500	863,170
Hospira Inc*	24,460	675,096
Humana Inc*	26,000	439,400
IMS Health Inc	37,990	890,475
Johnson & Johnson	459,822	25,612,085
King Pharmaceuticals Inc*	37,433	428,608
Manor Care Inc	17,000	555,560
McKesson Corp	45,339	1,556,488
Medco Health Solutions Inc*	42,385	1,589,451
MedImmune Inc*	38,200	893,880
Medtronic Inc	187,900	9,154,488
Merck & Co Inc	344,200	16,349,500
Millipore Corp*	7,652	431,343
Mylan Laboratories Inc	38,650	782,662
Pfizer Inc	1,182,097	40,522,285
Quest Diagnostics Inc†	16,000	1,359,200
Schering-Plough Corp	227,200	4,198,656
St. Jude Medical Inc*	27,012	2,043,458
Stryker Corp	62,000	3,410,000
Tenet Healthcare Corp*	77,150	1,034,581
UnitedHealth Group Inc	96,100	5,982,225
Watson Pharmaceuticals Inc*	16,900	454,610
WellPoint Health Networks Inc*	22,800	2,553,828
Wyeth	206,600	7,470,656
Zimmer Holdings Inc*	36,330	3,204,306

		218,531,918

Integrated Oils - 4.70%
Amerada Hess Corp	15,600	1,235,364
ChevronTexaco Corp	165,768	15,600,426
ConocoPhillips	106,266	8,107,033
Exxon Mobil Corp	1,013,178	44,995,235
Marathon Oil Corp	53,500	2,024,440
Noble Corp*	20,600	780,534
Occidental Petroleum Corp	60,600	2,933,646
Transocean Inc*	49,589	1,435,106
Unocal Corp	42,200	1,603,600

		78,715,384

Materials & Processing - 3.42%
Air Products & Chemicals Inc	35,100	1,840,995
Alcoa Inc	134,672	4,448,216
Allegheny Technologies Inc	17,902	323,131
American Standard Cos Inc*	33,300	1,342,323
Archer-Daniels-Midland Co	100,694	1,689,645
Ashland Inc	10,900	575,629
Avery Dennison Corp	16,600	1,062,566
Ball Corp	9,700	698,885
Bemis Co	16,600	468,950
Boise Cascade Corp†	9,700	365,108
E.I. du Pont de Nemours & Co	151,082	6,711,062
Eastman Chemical Co	12,025	555,916
Ecolab Inc	45,380	1,438,546
Engelhard Corp	19,212	620,740
Fluor Corp†	14,100	672,147
Freeport-McMoRan Copper & Gold Inc ‘B’	24,300	805,545
Georgia-Pacific Corp	42,576	1,574,460
Great Lakes Chemical Corp†	7,700	208,362
Hercules Inc*	17,000	207,230
International Paper Co	73,327	3,277,717
Louisiana-Pacific Corp	20,900	494,285
Masco Corp	73,300	2,285,494
MeadWestvaco Corp	33,427	982,420
Monsanto Co	41,149	1,584,236
Newmont Mining Corp	65,522	2,539,633
Nucor Corp†	12,200	936,472
Pactiv Corp*	29,600	738,224
Phelps Dodge Corp*	13,250	1,027,008
PPG Industries Inc	26,600	1,662,234
Praxair Inc	50,300	2,007,473
Rohm & Haas Co	34,698	1,442,743
Sealed Air Corp*	14,260	759,630
Sigma-Aldrich Corp†	10,700	637,827
Temple-Inland Inc	8,600	595,550
The Dow Chemical Co	144,885	5,896,820
The Sherwin-Williams Co	26,200	1,088,610
United States Steel Corp	14,660	514,859
Vulcan Materials Co	15,800	751,290
Weyerhaeuser Co	34,600	2,183,952
Worthington Industries Inc	14,655	300,868

		57,316,801

Multi-Industry - 5.53%
3M Co	121,200	10,909,212
Brunswick Corp	14,700	599,760
Eaton Corp	20,900	1,353,066
Fortune Brands Inc	22,700	1,712,261
General Electric Co	1,634,900	52,970,760
Honeywell International Inc	133,075	4,874,537
ITT Industries Inc	15,300	1,269,900
Johnson Controls Inc	29,300	1,564,034
Schlumberger Ltd	88,500	5,620,635
Textron Inc	23,800	1,412,530
Tyco International Ltd (Bermuda)	310,683	10,296,035

		92,582,730

Producer Durables - 4.10%
Agilent Technologies Inc*	78,031	2,284,748
American Power Conversion Corp	31,000	609,150
Andrew Corp*†	24,925	498,749
Applied Materials Inc*	266,200	5,222,844
Caterpillar Inc	53,000	4,210,320
Centex Corp	18,400	841,800
Crane Co	10,050	315,470
Cummins Inc†	5,000	312,500
Danaher Corp	47,700	2,473,245
Deere & Co	38,000	2,665,320
Dover Corp	35,100	1,477,710
Emerson Electric Co	66,500	4,226,075
Goodrich Corp	18,200	588,406
Illinois Tool Works Inc	47,200	4,526,008
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	25,850	1,765,813
KB Home	5,500	377,465
KLA-Tencor Corp*	28,000	1,382,640
Lexmark International Inc ‘A’*	18,900	1,824,417
Lockheed Martin Corp	66,142	3,444,675
Molex Inc	29,400	943,152
Northrop Grumman Corp	55,720	2,992,164
Novellus Systems Inc*	21,400	672,816
Pall Corp	19,366	507,196
Parker Hannifin Corp	16,875	1,003,388
Pitney Bowes Inc	39,700	1,756,725
Power-One Inc*†	12,100	132,858
Pulte Homes Inc	17,500	910,525

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Rockwell Collins Inc	30,300	$1,009,596
Tektronix Inc†	15,400	523,908
Teradyne Inc*	30,100	683,270
The Boeing Co	127,361	6,506,873
Thermo Electron Corp*	28,700	882,238
Thomas & Betts Corp*	9,100	247,793
United Technologies Corp	79,600	7,281,808
W.W. Grainger Inc	14,100	810,750
Waters Corp*	21,000	1,003,380
Xerox Corp*†	117,300	1,700,850

		68,616,645

Technology - 14.83%
ADC Telecommunications Inc*†	125,288	355,818
Adobe Systems Inc	37,000	1,720,500
Advanced Micro Devices Inc*†	60,900	968,310
Affiliated Computer Services Inc ‘A’*	20,500	1,085,270
Altera Corp*	59,800	1,328,756
Analog Devices Inc	58,200	2,740,056
Apple Computer Inc*	55,900	1,818,986
Applera Corp-Applied Biosystems Group	34,000	739,500
Applied Micro Circuits Corp*	48,300	256,956
Autodesk Inc	15,220	651,568
Avaya Inc*	62,762	991,012
BMC Software Inc*	38,300	708,550
Broadcom Corp ‘A’*	46,476	2,173,683
CIENA Corp*	75,400	280,488
Cisco Systems Inc*	1,052,416	24,942,259
Citrix Systems Inc*	26,400	537,504
Computer Associates International Inc	94,000	2,637,640
Computer Sciences Corp*	28,400	1,318,612
Compuware Corp*	59,800	394,680
Comverse Technology Inc*	30,300	604,182
Corning Inc*	205,091	2,678,488
Dell Inc*	390,800	13,998,456
Electronic Data Systems Corp	75,000	1,436,250
EMC Corp MA*	383,950	4,377,030
Gateway Inc*	57,700	259,650
General Dynamics Corp	30,640	3,042,552
Hewlett-Packard Co	477,473	10,074,680
Intel Corp	1,007,420	27,804,792
International Business Machines Corp	261,081	23,014,290
Intuit Inc*	29,700	1,145,826
Jabil Circuit Inc*	31,100	783,098
JDS Uniphase Corp*†	223,095	845,530
Linear Technology Corp	47,900	1,890,613
LSI Logic Corp*	59,200	451,104
Lucent Technologies Inc*†	637,351	2,409,187
Maxim Integrated Products Inc	49,904	2,615,968
Mercury Interactive Corp*†	12,400	617,892
Micron Technology Inc*	96,600	1,478,946
Microsoft Corp	1,675,372	47,848,624
Motorola Inc	368,302	6,721,512
National Semiconductor Corp*	59,800	1,315,002
NCR Corp*	14,700	728,973
Network Appliance Inc*	56,509	1,216,639
Novell Inc*	59,900	502,561
NVIDIA Corp*	24,000	492,000
Oracle Corp*	804,636	9,599,307
Parametric Technology Corp*	41,500	207,500
PeopleSoft Inc*	56,498	1,045,213
PerkinElmer Inc	17,800	356,712
PMC-Sierra Inc*	27,400	393,190
QLogic Corp*	14,400	382,896
QUALCOMM Inc	125,500	9,158,990
Raytheon Co	69,400	2,482,438
Rockwell Automation Inc	28,800	1,080,288
Sanmina-SCI Corp*	90,804	826,316
Scientific-Atlanta Inc	24,800	855,600
Siebel Systems Inc*	77,820	831,118
Solectron Corp*	142,966	924,990
Sun Microsystems Inc*	492,400	2,137,016
Symantec Corp*	46,000	2,013,880
Symbol Technologies Inc	36,350	535,799
Tellabs Inc*†	64,400	562,856
Texas Instruments Inc	273,270	6,607,669
Unisys Corp*	51,600	716,208
VERITAS Software Corp*	68,023	1,884,237
Xilinx Inc	53,800	1,792,078

		248,398,294

Utilities - 6.58%
Allegheny Energy Inc*†	23,500	362,135
Alltel Corp	49,600	2,510,752
Ameren Corp†	24,400	1,048,224
American Electric Power Co Inc	64,460	2,062,720
AT&T Corp†	117,730	1,722,390
AT&T Wireless Services Inc*	428,816	6,140,645
BellSouth Corp	285,200	7,477,944
CenterPoint Energy Inc†	49,729	571,884
CenturyTel Inc	25,550	767,522
Cinergy Corp	27,913	1,060,694
Citizens Communications Co*†	44,500	538,450
CMS Energy Corp*†	14,500	132,385
Comcast Corp ‘A’*	244,818	6,862,249
Comcast Corp Special ‘A’*	102,970	2,843,002
Consolidated Edison Inc	37,300	1,483,048
Constellation Energy Group Inc	26,450	1,002,455
Dominion Resources Inc VA	47,885	3,020,586
DTE Energy Co†	23,300	944,582
Duke Energy Corp	139,052	2,821,365
Edison International	53,200	1,360,324
Entergy Corp	33,600	1,881,936
Exelon Corp	102,424	3,409,695
FirstEnergy Corp	51,080	1,910,903
FPL Group Inc	27,700	1,771,415
KeySpan Corp	24,822	910,967
Kinder Morgan Inc	20,300	1,203,587
Nextel Communications Inc ‘A’*	168,300	4,486,878
Nicor Inc†	6,800	230,996
NiSource Inc	37,573	774,755
Peoples Energy Corp†	5,600	236,040
PG&E Corp*	65,700	1,835,658
Pinnacle West Capital Corp	14,200	573,538
PPL Corp	24,166	1,109,219
Progress Energy Inc	36,700	1,616,635
Public Service Enterprise Group Inc	36,700	1,469,101
Qwest Communications International Inc*	278,092	998,350
SBC Communications Inc	513,257	12,446,482
Sempra Energy	35,558	1,224,262
Sprint Corp-FON Group	220,950	3,888,720
TECO Energy Inc†	29,200	350,108
The AES Corp*	107,982	1,072,261
The Southern Co	113,600	3,311,440
TXU Corp†	50,210	2,034,007
Verizon Communications Inc	429,154	15,531,083
Xcel Energy Inc†	66,179	1,105,851

		110,117,243

Total Common Stocks (Cost $1,690,602,412)		1,649,385,149

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.45%
Repurchase Agreement - 1.45%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $24,296,405; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $24,783,107)	$24,296,000	$24,296,000

Total Short-Term Investment (Cost $24,296,000)		24,296,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.94% (Cost $1,714,898,412)		1,673,681,149

	Shares
SECURITIES LENDING COLLATERAL - 2.16%
State Street Navigator Securities Lending Prime Portfolio 1.150% ^^	36,068,759	36,068,759

Total Securities Lending Collateral (Cost $36,068,759)		36,068,759

TOTAL INVESTMENTS - 102.10% (Cost $1,750,967,171)		1,709,749,908

OTHER ASSETS & LIABILITIES, NET - (2.10%)		(35,124,195)

NET ASSETS - 100.00%		$1,674,625,713

Note to Schedule of Investments

(a) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

S&P500 (09/04)	90	$25,516,584	$142,009

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.25%
Autos & Transportation - 4.16%
AAR Corp*†	36,900	$418,815
Aftermarket Technology Corp*†	6,328	104,412
AirTran Holdings Inc*†	92,000	1,300,880
Alaska Air Group Inc*†	30,900	737,583
Alexander & Baldwin Inc†	52,200	1,746,090
America West Holdings Corp ‘B’*†	40,200	365,016
Arctic Cat Inc†	17,900	492,787
Arkansas Best Corp†	25,200	829,584
ArvinMeritor Inc	74,200	1,452,094
ASV Inc*†	8,900	278,659
Atlantic Coast Airlines Holdings Inc*†	51,900	297,906
Aviall Inc*†	27,000	513,270
Bandag Inc†	12,800	569,984
Central Freight Lines Inc*	22,000	176,000
Coachmen Industries Inc	16,100	257,439
Collins & Aikman Corp*†	48,000	268,320
Continental Airlines Inc ‘B’*†	75,700	860,709
Cooper Tire & Rubber Co†	80,600	1,853,800
Covenant Transport Inc ‘A’*	10,000	170,900
Delta Air Lines Inc*	122,500	872,200
EGL Inc*	40,950	1,089,270
ExpressJet Holdings Inc*	33,800	410,332
Fleetwood Enterprises Inc*†	61,400	893,370
Florida East Coast Industries Inc†	21,700	838,705
Forward Air Corp*	21,500	804,100
Frontier Airlines Inc*†	40,700	442,816
Genesee & Wyoming Inc ‘A’*	17,700	419,490
Greenbrier Cos Inc*	800	15,240
Gulfmark Offshore Inc*†	24,294	383,359
Hayes Lemmerz International Inc*	37,000	558,700
Hayes Lemmerz International Inc/Old +*	2,100	42
Heartland Express Inc	39,122	1,070,378
Hub Group Inc ‘A’*	7,000	238,700
Kansas City Southern*†	79,800	1,236,900
Keystone Automotive Industries Inc*	13,800	384,882
Kirby Corp*†	24,800	964,720
Knight Transportation Inc*†	27,975	803,722
Laidlaw International Inc*	110,200	1,428,192
Landstar System Inc*†	36,400	1,924,468
Marine Products Corp	4,900	90,895
Marten Transport Ltd*	4,600	85,790
Mesa Air Group Inc*†	36,300	293,667
Modine Manufacturing Co†	28,600	910,910
Monaco Coach Corp	31,125	876,791
Noble International Ltd	7,500	185,775
Northwest Airlines Corp*†	85,500	950,760
Offshore Logistics Inc*	23,100	649,572
Old Dominion Freight Line Inc*	18,900	557,172
Overnite Corp	36,100	1,061,340
Overseas Shipholding Group	30,800	1,359,204
Pacer International Inc*	28,100	519,850
PAM Transportation Services Inc*†	2,300	43,930
Pinnacle Airlines Corp*	15,100	170,630
Quixote Corp†	10,000	200,500
RailAmerica Inc*	37,500	547,500
Sauer-Danfoss Inc†	4,400	75,108
SCS Transportation Inc*†	21,450	566,066
Seabulk International Inc*†	4,900	40,425
Skywest Inc†	73,400	1,277,894
Sports Resorts International Inc*†	6,200	23,560
Standard Motor Products Inc†	8,200	120,786
Stoneridge Inc*	11,400	193,800
Strattec Security Corp*	2,600	177,918
Superior Industries International Inc†	27,800	929,910
Swift Transportation Co Inc*	50,700	910,065
TBC Corp*	21,700	516,460
Tenneco Automotive Inc*†	46,900	620,487
The Goodyear Tire & Rubber Co*†	174,100	1,582,569
Thor Industries Inc†	44,500	1,488,970
TIMCO Aviation Services Inc*	113	42
Tower Automotive Inc*†	61,400	223,496
U.S. Xpress Enterprises Inc ‘A’*	12,300	193,479
USF Corp	35,300	1,240,089
Visteon Corp†	148,100	1,728,327
Wabash National Corp*†	33,800	931,190
Wabtec Corp†	45,410	819,196
Werner Enterprises Inc	49,050	1,034,955
Winnebago Industries Inc†	27,300	1,017,744

		51,690,656

Consumer Discretionary - 17.59%
1-800 CONTACTS Inc*†	3,700	54,889
1-800-FLOWERS.com Inc ‘A’*	25,400	206,756
24/7 Real Media Inc*	12,000	67,320
4Kids Entertainment Inc*†	15,800	377,936
99 Cents Only Stores*	50,000	762,500
A.C. Moore Arts & Crafts Inc*†	15,700	431,907
Aaron Rents Inc†	28,250	936,205
ABM Industries Inc†	43,000	837,210
Action Performance Cos Inc†	19,500	293,865
Administaff Inc*†	25,800	428,280
Advanced Marketing Services Inc†	16,300	210,433
ADVO Inc	37,950	1,249,314
Aeropostale Inc*	60,300	1,622,673
Alderwoods Group Inc*†	52,500	640,500
Alliance Gaming Corp*	58,100	996,996
Alloy Inc*†	50,400	309,960
Ambassadors Group Inc†	13,200	310,332
AMC Entertainment Inc*	35,800	550,246
AMERCO Inc*	7,600	180,500
American Greetings Corp ‘A’*†	72,600	1,682,868
American Woodmark Corp†	6,100	365,085
America’s Car-Mart Inc*†	6,400	192,192
Ameristar Casinos Inc	15,100	507,058
AMN Healthcare Services Inc*†	19,579	299,363
Angelica Corp†	10,400	261,144
Applica Inc*	25,500	226,950
aQuantive Inc*†	54,300	536,484
Arbitron Inc*†	38,400	1,402,368
Argosy Gaming Co*	26,400	992,640
Asbury Automotive Group Inc*†	7,800	117,000
Atari Inc*†	16,000	38,560
Autobytel Inc*†	47,500	431,300
Aztar Corp*	39,500	1,106,000
Banta Corp†	31,200	1,385,592
Bassett Furniture Industries Inc†	11,800	256,768
Beasley Broadcasting Group Inc ‘A’*†	5,900	88,264
Bebe Stores Inc*†	11,250	225,000
Big 5 Sporting Goods Corp*	19,100	500,229
Blair Corp†	5,100	147,390
Blue Nile Inc*	6,900	259,509
Blyth Inc	33,200	1,145,068
Bob Evans Farms Inc	42,800	1,171,864
Boca Resorts Inc ‘A’*	22,000	436,040
Bowne & Co Inc†	43,400	687,890
Boyd Gaming Corp†	40,000	1,062,800
Bright Horizons Family Solutions Inc*	15,100	809,511
Brightpoint Inc*	26,700	367,125
Brookstone Inc*	27,825	557,891
Brown Shoe Co Inc†	20,700	847,251
Buffalo Wild Wings Inc*	9,800	270,970
Burlington Coat Factory Warehouse Corp†	19,000	366,700
Cache Inc*	16,050	216,835
California Pizza Kitchen Inc*†	21,900	419,604

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Callaway Golf Co†	76,900	$872,046
Carmike Cinemas Inc*†	5,800	228,810
Carter’s Inc*	3,500	101,885
Casella Waste Systems Inc ‘A’*	22,200	291,930
Casual Male Retail Group Inc*†	40,500	295,650
Catalina Marketing Corp*†	53,800	984,002
CBRL Group Inc	53,000	1,635,050
CDI Corp†	15,900	550,140
CEC Entertainment Inc*	42,700	1,260,077
Central European Distribution Corp*†	16,550	428,810
Central Garden & Pet Co*	20,700	740,439
Central Parking Corp†	21,200	396,228
Century Business Services Inc*	72,294	315,202
Charles River Associates Inc*	15,300	473,535
Charlotte Russe Holding Inc*†	15,200	324,976
Charming Shoppes Inc*	131,600	1,175,188
Charter Communications Inc ‘A’*†	308,100	1,207,752
Chemed Corp†	13,900	674,150
Cherokee Inc	7,800	195,702
Chicago Pizza & Brewery Inc*†	12,300	187,083
Christopher & Banks Corp	45,400	804,034
Churchill Downs Inc†	5,700	231,990
CKE Restaurants Inc*†	52,000	693,160
Clark Inc*†	17,100	317,205
CMGI Inc*†	431,200	840,840
CNET Networks Inc*†	145,900	1,615,113
Coinstar Inc*†	28,900	634,933
Coldwater Creek Inc*†	18,998	502,877
Cole National Corp*†	15,500	361,925
Conn’s Inc*	2,100	33,096
Consolidated Graphics Inc*	11,600	510,980
Cornell Cos Inc*	21,700	295,120
Corrections Corp of America*	40,198	1,587,419
Cosi Inc*	26,900	160,593
Cost Plus Inc CA*	27,575	894,809
CoStar Group Inc*	20,200	927,786
Courier Corp	4,450	185,743
Cross Country Healthcare Inc*†	31,200	566,280
Crown Media Holdings Inc ‘A’*†	16,600	141,432
CSK Auto Corp*	48,000	822,720
CSS Industries Inc	7,950	278,568
Cumulus Media Inc ‘A’*	55,700	936,317
Dave & Buster’s Inc*†	12,700	238,633
Deb Shops Inc†	800	19,248
Deckers Outdoor Corp*	13,000	383,370
DEL Laboratories Inc*	2,212	68,616
Department 56 Inc*†	13,000	200,200
DiamondCluster International Inc*	23,100	200,739
Dick’s Sporting Goods Inc*†	34,500	1,150,575
Digital Theater Systems Inc*	16,300	426,245
Dollar Thrifty Automotive Group Inc*†	30,900	847,896
DoubleClick Inc*	128,600	999,222
Dover Downs Gaming & Entertainment Inc	11,640	130,950
Dover Motorsports Inc	17,800	71,200
Dress Barn Inc*†	23,470	401,806
drugstore.com Inc*†	32,900	114,821
EarthLink Inc*	153,500	1,588,725
Electronics Boutique Holdings Corp*†	14,000	368,760
Elizabeth Arden Inc*†	28,500	599,640
Emmis Communications Corp ‘A’*†	56,100	1,176,978
Empire Resorts Inc*	14,800	207,940
Entravision Communications Corp ‘A’*	44,200	339,456
Escalade Inc	4,800	110,928
Ethan Allen Interiors Inc	34,400	1,235,304
Exponent Inc*	10,900	292,883
Exult Inc*†	56,700	305,046
FindWhat.com*†	20,200	467,428
First Advantage Corp ‘A’*	7,200	136,080
Fisher Communications Inc*	5,100	256,683
Forrester Research Inc*†	15,600	290,940
Fred’s Inc	43,767	966,813
FreeMarkets Inc*†	31,078	202,629
FTI Consulting Inc*†	47,974	791,571
Furniture Brands International Inc	54,900	1,375,245
G&K Services Inc ‘A’	22,900	920,351
GameStop Corp ‘A’*†	22,600	343,972
Gander Mountain Co*	4,900	112,455
Gaylord Entertainment Co*†	31,100	976,229
Genesco Inc*†	24,900	588,387
Gevity HR Inc†	24,200	633,798
Global Imaging Systems Inc*	27,900	1,022,814
Goody’s Family Clothing Inc†	21,500	222,955
Gray Television Inc	43,500	604,215
Greg Manning Auctions Inc*	9,700	148,410
Grey Global Group Inc†	981	966,285
Group 1 Automotive Inc*†	18,900	627,669
GSI Commerce Inc*†	14,100	135,783
Guess? Inc*	12,300	198,030
Guitar Center Inc*	25,500	1,133,985
Gymboree Corp*	36,900	566,784
Hancock Fabrics Inc DE	28,400	362,100
Handleman Co	27,300	632,268
Harris Interactive Inc*	51,400	345,408
Hartmarx Corp*	12,300	77,490
Haverty Furniture Cos Inc	19,800	346,104
Heidrick & Struggles International Inc*	22,000	652,960
Hibbett Sporting Goods Inc*	30,375	830,756
Hollinger International Inc ‘A’†	72,100	1,210,559
Hollywood Entertainment Corp*	60,200	804,272
Hooker Furniture Corp†	2,100	42,357
Hot Topic Inc*	56,550	1,158,709
Hudson Highland Group Inc*†	11,400	349,524
IHOP Corp†	21,900	783,144
Information Holdings Inc*	13,600	372,232
InfoSpace Inc*†	36,500	1,388,460
InfoUSA Inc*†	36,400	369,096
Insight Communications Co Inc ‘A’*†	61,031	565,147
Insight Enterprises Inc*	60,425	1,073,148
Insurance Auto Auctions Inc*†	13,300	226,100
Inter Parfums Inc†	6,300	131,355
InterNAP Network Services Corp*	216,900	262,449
iPass Inc*	43,400	459,606
Isle of Capri Casinos Inc*†	21,200	369,940
iVillage Inc*	20,000	127,000
Jack in the Box Inc*†	42,200	1,253,340
Jakks Pacific Inc*†	33,500	696,465
Jarden Corp*†	31,150	1,121,088
Jo-Ann Stores Inc*	21,584	634,570
Jos. A. Bank Clothiers Inc*†	12,050	378,249
Journal Communications Inc ‘A’	17,000	320,110
Journal Register Co*†	42,100	842,000
K2 Inc*†	31,900	500,830
Kellwood Co	31,700	1,380,535
Kelly Services Inc ‘A’†	20,100	598,980
Kenneth Cole Productions Inc ‘A’†	6,450	221,042
Kforce Inc*	19,900	187,856
Kirkland’s Inc*	17,900	213,547
Korn/Ferry International*	39,600	767,052
Krispy Kreme Doughnuts Inc*	59,700	1,139,673
Kroll Inc*†	43,200	1,593,216
K-Swiss Inc ‘A’†	27,300	551,733
Labor Ready Inc*†	47,900	742,450
Lakes Entertainment Inc*	23,200	268,888
Landry’s Restaurants Inc	26,900	804,041
Lawson Products Inc†	5,600	213,640
La-Z-Boy Inc	66,500	1,195,670
LeapFrog Enterprises Inc*	27,600	548,964
Learning Tree International Inc*†	16,600	240,866

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
LECG Corp*	19,600	$339,276
Libbey Inc	15,573	432,306
Liberty Corp	18,000	845,100
Lifeline Systems Inc*	8,400	198,744
Lifetime Hoan Corp	12,600	287,154
LIN TV Corp ‘A’*	34,500	731,400
Linens ‘n Things Inc*	51,600	1,512,396
Lithia Motors Inc ‘A’	16,300	403,914
LKQ Corp*	11,100	205,683
LodgeNet Entertainment Corp*†	11,732	193,578
Lone Star Steakhouse & Saloon Inc†	22,500	611,775
LookSmart Ltd*†	109,200	236,964
Magna Entertainment Corp ‘A’*† (Canada)	59,700	352,230
Mannatech Inc	9,200	88,320
Marcus Corp	20,900	360,525
MarineMax Inc*	13,300	381,444
MarketWatch.com Inc*	8,000	93,840
Martha Stewart Living Omnimedia Inc ‘A’*†	31,500	283,500
Matthews International Corp ‘A’	33,700	1,110,078
MAXIMUS Inc*†	18,400	652,464
Maxwell Shoe Co Inc ‘A’*	22,000	511,280
Medical Staffing Network Holdings Inc*†	13,900	89,516
MemberWorks Inc*†	10,000	296,200
Midas Inc*	18,700	325,380
Midway Games Inc*†	42,800	493,056
Monro Muffler Inc*	10,750	260,795
Movado Group Inc	17,400	300,150
Movie Gallery Inc†	36,225	708,199
MPS Group Inc*	111,800	1,355,016
MTR Gaming Group Inc*	27,800	304,410
Multimedia Games Inc*†	27,100	726,822
National Presto Industries Inc†	5,400	222,642
Nautilus Group Inc†	32,725	638,465
Navarre Corp*	28,500	410,115
Navigant Consulting Inc*	52,500	1,125,600
Navigant International Inc*†	16,500	293,535
Neoforma Inc*†	10,500	127,470
NetRatings Inc*†	14,100	229,689
Nexstar Broadcasting Group Inc ‘A’*	18,700	205,326
NIC Inc*†	35,600	255,252
Nu Skin Enterprises Inc ‘A’	60,100	1,521,732
Oakley Inc†	26,900	348,086
O’Charley’s Inc*	30,500	524,295
Orbitz Inc ‘A’*	17,100	369,702
Oshkosh B’Gosh Inc ‘A’†	12,630	315,371
Overstock.com Inc*†	12,400	484,592
Oxford Industries Inc†	14,500	631,620
P.F. Chang’s China Bistro Inc*†	28,600	1,176,890
Panera Bread Co ‘A’*†	30,900	1,108,692
Papa John’s International Inc*†	16,900	499,226
Party City Corp*†	13,000	162,370
Paxson Communications Corp*†	70,500	229,125
Payless Shoesource Inc*†	78,000	1,162,980
PC Connection Inc*†	2,250	14,805
PC Mall Inc*	12,400	234,112
PDI Inc*	10,400	315,432
Pegasus Solutions Inc*	32,400	425,412
Penn National Gaming Inc*	40,500	1,344,600
Perry Ellis International Inc*†	10,000	252,600
PetMed Express Inc*	18,500	148,352
Phillips-Van Heusen Corp	27,700	533,225
Pinnacle Entertainment Inc*	46,700	588,887
PLATO Learning Inc*	28,100	278,471
Playboy Enterprises Inc ‘B’*†	19,800	229,878
Playtex Products Inc*	27,000	211,140
Pre-Paid Legal Services Inc*†	14,900	355,067
Priceline.com Inc*†	27,349	736,509
Prime Hospitality Corp*	53,500	568,170
Primedia Inc*†	153,900	427,842
Princeton Review Inc*†	9,300	70,401
ProQuest Co*†	27,400	746,650
Pulitzer Inc†	9,600	469,440
Quiksilver Inc*†	63,700	1,516,697
R.H. Donnelley Corp*	23,100	1,010,394
Rare Hospitality International Inc*	42,475	1,057,628
RC2 Corp*	19,000	674,500
Red Robin Gourmet Burgers Inc*†	10,600	290,122
Regent Communications Inc*†	39,900	246,981
Renaissance Learning Inc†	6,300	141,246
Rent-Way Inc*†	29,300	263,700
Resources Connection Inc*	28,400	1,110,724
Restoration Hardware Inc*†	38,200	279,242
Retail Ventures Inc*	8,100	62,694
Revlon Inc ‘A’*†	148,488	438,040
Rollins Inc†	22,350	514,274
Rush Enterprises Inc ‘B’*	200	2,580
Russ Berrie & Co Inc	12,700	246,761
Russell Corp	33,000	592,680
Ryan’s Restaurant Group Inc*	48,100	759,980
Saga Communications Inc ‘A’*†	12,331	225,041
Salem Communications Corp DE ‘A’*	11,000	298,430
Schawk Inc†	3,900	54,483
Scholastic Corp*	30,500	913,475
School Specialty Inc*†	24,100	875,071
Scientific Games Corp ‘A’*†	63,500	1,215,390
SCP Pool Corp†	43,362	1,951,290
Select Comfort Corp*†	44,600	1,266,640
Sharper Image Corp*†	16,500	517,935
Shoe Carnival Inc*†	8,400	126,084
ShopKo Stores Inc*†	33,600	475,104
Shuffle Master Inc*†	29,050	1,054,806
Sinclair Broadcast Group Inc ‘A’†	57,900	594,633
SITEL Corp*	46,500	196,230
Six Flags Inc*†	106,500	773,190
Skechers U.S.A. Inc ‘A’*†	24,200	314,600
Sohu.com Inc*† (China)	28,200	560,616
Sonic Automotive Inc†	31,400	695,510
Sonic Corp*†	73,025	1,661,319
Source Interlink Cos Inc*†	29,600	329,152
SOURCECORP Inc*	19,500	536,640
Spanish Broadcasting System Inc ‘A’*†	50,350	468,758
Speedway Motorsports Inc†	16,900	565,136
Spherion Corp*†	69,060	700,268
Stage Stores Inc*	21,400	805,924
Stamps.com Inc*†	26,450	269,526
Stanley Furniture Co Inc†	9,200	387,412
StarTek Inc†	10,200	365,160
Stein Mart Inc*†	24,400	396,744
Steinway Musical Instruments Inc*	7,700	270,193
Steven Madden Ltd*†	13,700	273,589
Stewart Enterprises Inc ‘A’*	121,400	988,196
Stride Rite Corp†	47,900	528,337
Sturm Ruger & Co Inc†	24,200	293,062
Take-Two Interactive Software Inc*†	48,800	1,495,232
TeleTech Holdings Inc*†	43,100	377,987
Tempur-Pedic International Inc*	13,700	191,937
Tetra Tech Inc*	59,618	972,966
The Advisory Board Co*	17,100	608,760
The Bombay Co Inc*†	40,700	249,491
The Bon-Ton Stores Inc	11,300	165,658
The Buckle Inc†	4,400	124,300
The Cato Corp ‘A’	22,300	500,635
The Children’s Place Retail Stores Inc*†	19,000	446,880
The Finish Line Inc ‘A’*	21,500	648,655
The Geo Group Inc*†	13,800	281,520
The J. Jill Group Inc*†	23,500	554,365
The Men’s Wearhouse Inc*	38,986	1,028,841
The Pantry Inc*	10,800	235,440

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
The Pep Boys-Manny, Moe & Jack†	66,100	$1,675,635
The Reader’s Digest Association Inc	105,800	1,691,742
The Sports Authority Inc*†	25,464	914,158
The Steak n Shake Co*	21,360	389,179
The Topps Co Inc†	40,600	393,820
The Warnaco Group Inc*	50,000	1,063,500
The Yankee Candle Co Inc*	53,000	1,550,250
Thomas Nelson Inc†	11,500	261,510
THQ Inc*†	47,800	1,094,620
TiVo Inc*†	62,300	441,707
Too Inc*†	40,400	674,680
Toro Co†	29,400	2,060,058
Tractor Supply Co*	38,100	1,593,342
Trans World Entertainment Corp*	26,600	266,532
Triarc Cos Inc ‘B’†	40,800	414,936
Tuesday Morning Corp*	27,500	797,500
Tupperware Corp	65,900	1,280,437
UniFirst Corp MA	10,300	299,627
United Auto Group Inc	19,100	585,415
United Natural Foods Inc*	49,100	1,419,481
United Online Inc*†	59,050	1,039,870
United Stationers Inc*	38,700	1,537,164
Universal Electronics Inc*†	12,700	222,631
Universal Technical Institute Inc*	14,100	563,577
USANA Health Sciences Inc*†	14,400	447,552
Vail Resorts Inc*†	21,400	410,024
Valassis Communications Inc*	55,700	1,697,179
ValueClick Inc*	90,500	1,084,190
ValueVision Media Inc ‘A’*†	23,300	303,366
Vans Inc*	26,400	542,520
Ventiv Health Inc*	24,700	382,356
Volt Information Sciences Inc*	5,700	179,607
Waste Connections Inc*	54,000	1,601,640
Water Pik Technologies Inc*	5,200	86,112
Watson Wyatt & Co Holdings	36,800	980,720
WESCO International Inc*†	15,600	287,040
West Marine Inc*†	15,400	413,490
Weyco Group Inc†	300	10,287
Wireless Facilities Inc*†	46,500	457,095
WMS Industries Inc*†	22,200	661,560
Wolverine World Wide Inc†	50,200	1,317,750
World Fuel Services Corp	12,800	577,024
World Wrestling Entertainment Inc	7,400	94,350
Young Broadcasting Inc ‘A’*†	24,500	322,175
Zale Corp*	65,000	1,771,900

		218,637,856

Consumer Staples - 1.78%
American Italian Pasta Co ‘A’†	18,400	560,832
Arden Group Inc ‘A’†	800	71,696
Boston Beer Co Inc ‘A’*†	9,000	181,260
Cal-Maine Foods Inc	12,700	177,800
Casey’s General Stores Inc†	60,700	1,110,810
Chiquita Brands International Inc*†	41,400	866,088
Coca-Cola Bottling Co Consolidated	4,500	260,505
DIMON Inc	51,600	295,152
Duane Reade Inc*†	32,000	522,560
Farmer Brothers Co†	5,000	134,150
Flowers Foods Inc†	40,650	1,062,998
Great Atlantic & Pacific Tea Co*†	19,600	150,136
Hansen Natural Corp*	9,200	233,036
Ingles Markets Inc ‘A’†	22,300	249,091
Interstate Bakeries Corp	57,300	621,705
J&J Snack Foods Corp*	7,900	322,557
John B. Sanfilippo & Son Inc*	10,000	267,200
Lance Inc	37,200	572,880
Longs Drug Stores Corp	37,900	904,673
M&F Worldwide Corp*	11,600	158,920
Maui Land & Pineapple Co Inc*†	2,400	81,600
Nash Finch Co†	18,400	460,552
National Beverage Corp*	8,200	81,426
Nature’s Sunshine Products Inc	18,400	262,016
Nutraceutical International Corp*	12,200	259,982
Pathmark Stores Inc*†	47,000	358,140
Peet’s Coffee & Tea Inc*†	13,420	335,366
Performance Food Group Co*	49,500	1,313,730
Provide Commerce Inc*	1,600	31,536
Ralcorp Holdings Inc*	36,824	1,296,205
Riviana Foods Inc†	3,700	96,829
Robert Mondavi Corp ‘A’*†	14,500	536,790
Ruddick Corp†	40,900	918,205
Sanderson Farms Inc†	11,850	635,397
Schweitzer-Mauduit International Inc†	20,300	621,789
Seaboard Corp	100	49,795
Sensient Technologies Corp†	57,100	1,226,508
Smart & Final Inc*	14,300	171,886
Standard Commercial Corp	7,300	131,765
Star Scientific Inc*†	47,600	188,496
The Hain Celestial Group Inc*	32,100	581,010
The J.M. Smucker Co	1	45
Universal Corp VA†	31,200	1,589,328
Vector Group Ltd†	33,434	526,587
Weis Markets Inc†	12,800	448,641
Wild Oats Markets Inc*†	41,500	583,906
Winn-Dixie Stores Inc	84,400	607,681

		22,119,260

Energy - 4.15%
Atlas America Inc*	7,700	154,077
Atwood Oceanics Inc*†	9,600	400,800
Berry Petroleum Co ‘A’	16,800	494,088
Brigham Exploration Co*	12,800	117,504
Cabot Oil & Gas Corp	37,600	1,590,480
Cal Dive International Inc*	47,600	1,443,232
Callon Petroleum Co*	18,500	263,810
Calpine Corp*	461,200	1,992,384
Capstone Turbine Corp*	67,800	147,560
CARBO Ceramics Inc†	14,500	989,625
Cheniere Energy Inc*	17,800	348,346
Cimarex Energy Co*†	47,300	1,429,879
Clayton Williams Energy Inc*	8,200	195,980
Comstock Resources Inc*†	36,500	710,290
Crosstex Energy Inc	100	4,010
Denbury Resources Inc*	56,800	1,189,960
Dril-Quip Inc*†	4,900	91,630
Edge Petroleum Corp*	19,800	336,600
Encore Acquisition Co*	21,400	597,060
Energy Partners Ltd*†	27,600	422,280
Forest Oil Corp*	52,500	1,434,300
Frontier Oil Corp	35,700	756,483
FuelCell Energy Inc*†	53,800	628,384
FX Energy Inc*	22,400	199,584
Global Industries Ltd*†	108,600	621,192
Global Power Equipment Group Inc*†	30,800	247,016
Grey Wolf Inc*†	213,200	903,968
Gulf Island Fabrication Inc	14,100	304,983
Hanover Compressor Co*†	80,100	953,190
Harvest Natural Resources Inc*	41,100	612,801
Helmerich & Payne Inc	53,200	1,391,180
Holly Corp†	11,600	433,840
Hydril Co*	22,200	699,300
Input/Output Inc*†	59,000	489,110
Key Energy Services Inc*	160,300	1,513,232
KFX Inc*†	44,500	339,090
Lufkin Industries Inc†	6,300	201,474
Magnum Hunter Resources Inc*†	89,100	924,858
Matrix Service Co*†	25,500	233,325
McMoRan Exploration Co*†	20,300	316,274

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Meridian Resource Corp*†	48,700	$337,978
Newpark Resources Inc*	95,900	594,580
Oceaneering International Inc*	28,700	982,975
Oil States International Inc*	25,500	390,150
Parker Drilling Co*	118,200	451,524
Penn Virginia Corp	17,500	631,925
Petroleum Development Corp*†	21,800	597,756
Plains Exploration & Production Co*	94,382	1,731,910
Plains Resources Inc*†	24,600	416,970
Plug Power Inc*†	64,343	481,283
Prima Energy Corp*	13,650	540,130
Quicksilver Resources Inc*†	16,900	1,133,483
Range Resources Corp	84,600	1,235,160
Remington Oil & Gas Corp*	28,100	663,160
Resource America Inc ‘A’	17,000	401,200
RPC Inc	10,900	172,111
SEACOR Holdings Inc*	21,250	933,512
Spinnaker Exploration Co*	28,700	1,130,206
St. Mary Land & Exploration Co	36,000	1,283,400
Stone Energy Corp*	26,351	1,203,714
Superior Energy Services Inc*	50,700	509,535
Swift Energy Co*†	33,200	732,392
Syntroleum Corp*	42,300	280,026
Tesoro Petroleum Corp*†	75,000	2,070,000
Tetra Technologies Inc*	28,950	777,308
The Houston Exploration Co*	14,000	725,760
TODCO ‘A’*	5,600	86,632
TransMontaigne Inc*	9,800	52,724
Unit Corp*	43,200	1,358,640
Universal Compression Holdings Inc*	16,300	500,084
Veritas DGC Inc*†	43,000	995,450
Vintage Petroleum Inc†	63,000	1,069,110
W-H Energy Services Inc*†	34,200	670,320
Whiting Petroleum Corp*	15,900	399,885

		51,664,172

Financial Services - 21.03%
1st Source Corp†	10,622	265,338
21st Century Insurance Group	25,300	327,382
ABC Bancorp†	11,200	227,808
Acadia Realty Trust	36,500	501,510
Accredited Home Lenders Holding Co*	17,900	503,885
ACE Cash Express Inc*	12,800	328,832
Advanta Corp ‘B’†	22,500	515,700
Advent Software Inc*†	32,200	581,854
Affiliated Managers Group Inc*†	30,149	1,518,605
Affordable Residential Communities Inc	21,200	351,920
Alabama National Bancorp†	13,600	754,392
Alexander’s Inc*†	1,500	251,610
Alexandria Real Estate Equities Inc†	22,200	1,260,516
Alfa Corp†	31,500	441,000
AMCORE Financial Inc	28,700	865,592
American Equity Investment Life Holding Co	13,500	134,325
American Financial Realty Trust	117,000	1,671,930
American Home Mortgage Investment Corp†	35,121	910,688
American Physicians Capital Inc*†	12,400	287,060
AmericanWest Bancorp*	18,660	357,339
AmerUs Group Co†	48,000	1,987,200
AMLI Residential Properties Trust†	28,700	842,058
Anchor Bancorp Wisconsin Inc	22,500	594,900
Anthracite Capital Inc	57,900	693,642
Anworth Mortgage Asset Corp	51,100	607,068
Apollo Investment Corp*	75,700	1,042,389
Arbor Realty Trust Inc	13,600	271,320
Argonaut Group Inc*	33,000	608,190
Arrow Financial Corp†	5,923	180,355
Ashford Hospitality Trust Inc	9,800	81,830
Asset Acceptance Capital Corp*	3,000	51,000
ASTA Funding Inc	15,800	274,920
Baldwin & Lyons Inc ‘B’	6,700	179,828
BancFirst Corp†	2,700	161,325
BancorpSouth Inc	83,000	1,869,990
BancTrust Financial Group Inc†	2,800	49,056
Bank Mutual Corp	79,347	864,882
Bank of Granite Corp†	10,750	224,782
Bank of the Ozarks Inc†	12,200	284,260
BankAtlantic Bancorp Inc ‘A’†	53,800	992,610
BankUnited Financial Corp ‘A’*†	35,000	903,000
Banner Corp	11,400	331,284
BB&T Corp	7	259
Bedford Property Investors Inc†	20,200	590,648
Berkshire Hills Bancorp Inc†	5,600	207,760
BFC Financial Corp ‘A’ *	2,000	23,600
BKF Capital Group Inc	3,000	87,150
Boston Private Financial Holdings Inc†	36,100	836,076
Brandywine Realty Trust	43,100	1,171,889
Bristol West Holdings Inc	11,300	205,547
Brookline Bancorp Inc	67,542	990,841
Bryn Mawr Bank Corp†	4,800	109,200
BSB Bancorp Inc†	13,000	462,150
Camden National Corp†	5,200	171,964
Capital Automotive REIT	39,500	1,158,535
Capital City Bank Group Inc†	7,725	305,833
Capital Corp of the West	5,300	205,852
Capital Crossing Bank*	1,000	55,830
Capital Lease Funding Inc*	37,300	387,920
Capital Southwest Corp	1,700	134,351
Capital Trust Inc ‘NY’ ‘A’	2,500	66,800
Capitol Bancorp Ltd†	6,800	176,868
Capstead Mortgage Corp†	25,000	336,250
CarrAmerica Realty Corp	66,000	1,995,180
Carreker Corp*	16,800	168,336
Cascade Bancorp†	25,900	478,632
Cash America International Inc†	32,400	745,200
Cathay General Bancorp†	24,774	1,652,426
CB Bancshares Inc†	6,437	599,928
CCC Information Services Group*†	13,262	222,669
Cedar Shopping Centers Inc	28,300	325,167
Center Financial Corp†	11,000	166,650
Central Coast Bancorp*	6,066	111,008
Central Pacific Financial Corp†	23,100	635,250
Century Bancorp Inc MA ‘A’†	7,700	253,253
Ceres Group Inc*	23,000	141,220
Charter Financial Corp GA†	1,100	37,400
CharterMac†	51,000	1,002,660
Chemical Financial Corp†	27,372	1,009,753
Chittenden Corp†	45,614	1,603,332
Circle Group Holdings Inc*	11,100	57,165
Citizens Banking Corp MI†	53,400	1,658,070
Citizens First Bancorp Inc	5,100	121,431
Citizens Inc*†	23,622	193,700
City Bank Lynnwood WA†	6,400	204,928
City Holding Co†	22,806	720,213
Clifton Savings Bancorp Inc	6,200	73,222
CNA Surety Corp*	8,000	87,600
CNB Financial Corp PA†	5,850	79,911
Coastal Financial Corp†	8,789	131,396
CoBiz Inc†	14,725	203,647
Colonial Properties Trust	20,400	786,012
Columbia Bancorp†	6,600	192,852
Columbia Banking Systems Inc†	21,476	476,767
Commerce Group Inc†	27,300	1,347,801
Commercial Capital Bancorp Inc*†	46,632	809,998
Commercial Federal Corp†	50,900	1,379,390
Commercial Net Lease Realty Inc†	54,200	932,240
Community Bank System Inc†	28,800	656,352
Community Banks Inc	12,247	359,694
Community First Bankshares Inc	45,800	1,474,302

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Community Trust Bancorp Inc†	12,350	$376,675
CompuCredit Corp*	16,700	288,910
Corillian Corp*	44,600	224,784
Cornerstone Realty Income Trust Inc†	57,400	503,398
Corporate Office Properties Trust†	43,700	1,085,945
Correctional Properties Trust	11,700	342,225
Corus Bankshares Inc	17,800	731,758
Cousins Properties Inc	37,500	1,235,625
Crawford & Co ‘B’†	14,700	72,471
Credit Acceptance Corp*†	5,601	84,407
CVB Financial Corp	38,285	833,847
CyberSource Corp*	39,200	327,712
Danielson Holdings Corp*	15,800	109,178
Delphi Financial Group ‘A’†	29,760	1,324,320
Digital Insight Corp*†	40,100	831,273
Dime Community Bancshares Inc†	42,375	740,715
Direct General Corp	14,600	470,996
Donegal Group Inc ‘A’	5,500	110,220
Downey Financial Corp	20,100	1,070,325
East West Bancorp Inc	61,200	1,878,840
EastGroup Properties Inc†	22,800	767,676
Education Lending Group Inc*	13,800	244,950
eFunds Corp*	60,000	1,050,000
Electro Rent Corp*	12,800	134,016
EMC INS Group Inc†	100	2,336
Encore Capital Group Inc*	9,500	125,495
Enstar Group Inc*†	1,200	63,936
Entertainment Properties Trust	30,100	1,075,774
Equity Inns Inc†	65,300	606,637
Equity One Inc†	32,200	582,176
eSpeed Inc ‘A’*	32,800	578,920
Essex Property Trust Inc†	27,900	1,906,965
Euronet Worldwide Inc*	29,500	682,335
F.N.B. Corp†	47,040	959,616
FactSet Research Systems Inc	21,100	997,397
Farmers Capital Bank Corp†	3,400	121,550
FBL Financial Group Inc ‘A’†	9,928	280,565
Federal Agricultural Mortgage Corp ‘C’*†	5,600	134,008
FelCor Lodging Trust Inc*†	56,100	678,810
Fidelity Bankshares Inc†	17,100	606,195
Financial Federal Corp*	19,700	694,622
Financial Institutions Inc†	4,800	118,560
First Bancorp NC†	5,600	187,208
First Bancorp Puerto Rico	36,365	1,481,874
First Busey Corp†	7,000	204,680
First Cash Financial Services Inc*	17,200	366,016
First Charter Corp	30,400	662,416
First Citizens BancShares Inc ‘A’†	6,900	841,800
First Commonwealth Financial Corp†	79,614	1,032,594
First Community Bancorp Inc CA	15,700	603,508
First Community Banshares Inc VA†	9,848	329,908
First Federal Capital Corp†	23,500	654,005
First Financial Bancorp†	33,442	592,592
First Financial Bankshares Inc†	13,687	573,896
First Financial Corp IN†	15,500	494,450
First Financial Holdings Inc†	14,400	414,864
First Indiana Corp†	8,750	166,688
First Industrial Realty Trust Inc†	50,300	1,855,064
First Merchants Corp†	17,106	443,901
First Midwest Bancorp Inc IL	49,858	1,755,500
First National Bankshares of Florida Inc	48,719	923,225
First Niagara Financial Group Inc	96,270	1,155,240
First Oak Brook Bancshares Inc	3,600	109,080
First Place Financial Corp OH†	7,300	135,561
First Republic Bank†	17,700	762,516
First Sentinel Bancorp Inc†	25,300	519,915
First State Bancorp†	12,500	384,000
FirstFed Financial Corp*†	18,600	773,760
Flagstar Bancorp Inc†	34,600	687,848
Flushing Financial Corp	16,625	293,431
FNB Corp VA	4,700	135,454
FPIC Insurance Group Inc*	12,400	306,156
Franklin Bank Corp TX*	19,400	306,908
Frontier Financial Corp	15,100	527,594
Gabelli Asset Management Inc ‘A’†	7,500	318,750
Gables Residential Trust†	33,500	1,138,330
GATX Corp†	53,900	1,466,080
GB&T Bancshares Inc†	3,375	80,662
German American Bancorp†	3,408	57,254
Getty Realty Corp	16,000	402,560
Glacier Bancorp Inc†	32,425	913,412
Gladstone Capital Corp†	12,200	245,830
Glenborough Realty Trust Inc	25,600	469,760
Glimcher Realty Trust Inc†	40,600	898,072
Gold Banc Corp Inc	53,400	827,700
Government Properties Trust Inc	32,800	342,760
Great American Financial Resources Inc	8,250	131,175
Great Southern Bancorp Inc†	9,500	277,875
Greater Bay Bancorp†	63,000	1,820,700
Greenhill & Co Inc*	11,100	232,101
Hancock Holding Co†	31,800	924,108
Hanmi Financial Corp†	14,169	417,986
Harbor Florida Bancshares Inc	27,600	759,276
Harleysville Group Inc†	21,200	399,620
Harleysville National Corp†	28,568	731,341
Harris & Harris Group Inc*	19,700	240,931
Healthcare Realty Trust Inc	46,100	1,727,828
HealthExtras Inc*†	23,700	392,709
Heartland Financial USA Inc†	7,850	144,048
Heritage Property Investment Trust	26,800	725,208
Highland Hospitality Corp	28,100	282,405
Highwoods Properties Inc	66,540	1,563,690
Hilb Rogal & Hobbs Co†	35,200	1,255,936
Home Properties Inc†	39,100	1,524,118
Homestore Inc*†	102,400	408,576
Horace Mann Educators Corp	52,600	919,448
Horizon Financial Corp†	10,900	216,910
Hudson River Bancorp	34,700	592,329
Humboldt Bancorp	23,700	495,567
Hypercom Corp*	49,900	421,655
IBERIABANK Corp†	9,300	550,374
IMPAC Mortgage Holdings Inc†	71,700	1,614,684
Independence Holding Co†	2,000	68,000
Independent Bank Corp MA†	14,400	416,880
Independent Bank Corp MI†	25,051	636,295
Infinity Property & Casualty Corp†	21,700	716,100
Innkeepers USA Trust†	49,000	505,190
Integra Bank Corp	20,900	460,427
Interactive Data Corp*	35,361	615,989
InterCept Inc*†	23,500	384,930
Interchange Financial Services Corp NJ†	8,650	215,212
International Bancshares Corp	14,624	593,003
Intersections Inc*	11,600	278,284
Investment Technology Group Inc*†	52,200	667,638
Investors Real Estate Trust†	47,100	488,898
iPayment Inc*	13,900	569,900
Irwin Financial Corp†	20,000	528,000
Itla Capital Corp*†	9,100	369,187
John H. Harland Co†	36,000	1,056,600
Jones Lang LaSalle Inc*†	36,500	989,150
Kansas City Life Insurance Co†	2,000	84,180
Keystone Property Trust	36,200	869,886
Kilroy Realty Corp	32,500	1,108,250
KNBT Bancorp Inc	27,900	465,930
Knight Trading Group Inc ‘A’*	123,900	1,241,478
Koger Equity Inc*†	34,700	802,264
Kramont Realty Trust	27,500	440,000
Kronos Inc MA*	36,512	1,504,294

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
La Quinta Corp*	203,100	$1,706,040
LaBranche & Co Inc	52,600	442,892
Lakeland Bancorp Inc†	10,098	162,983
Lakeland Financial Corp†	3,500	117,250
LandAmerica Financial Group Inc	24,600	957,678
LaSalle Hotel Properties†	31,700	773,480
Lexington Corporate Properties Trust	49,100	977,581
LTC Properties Inc†	16,900	280,540
Luminent Mortgage Capital Inc	32,400	388,800
Macatawa Bank Corp†	7,040	193,530
MAF Bancorp Inc†	34,661	1,479,331
Maguire Properties Inc	34,000	842,180
Main Street Banks Inc†	15,500	435,550
MainSource Financial Group Inc	7,434	150,910
Manufactured Home Communities Inc†	21,300	706,947
Marlin Business Services Inc*	1,100	16,533
MB Financial Inc†	19,050	701,230
MBT Financial Corp†	9,754	177,718
MCG Capital Corp†	36,400	559,832
McGrath RentCorp†	8,800	325,160
Mercantile Bank Corp†	11,525	420,086
Mercantile Bankshares Corp	1	47
MeriStar Hospitality Corp*	84,400	577,296
Metris Cos Inc*†	36,900	320,661
MFA Mortgage Investments Inc	96,900	862,410
Mid-America Apartment Communities Inc	20,400	772,956
Mid-State Bancshares†	30,000	705,300
Midwest Banc Holdings Inc†	11,800	263,140
Mission West Properties Inc†	10,600	128,366
Nara Bancorp Inc†	27,400	469,362
NASB Financial Inc†	500	21,105
National Financial Partners Corp	34,800	1,227,396
National Health Investors Inc	26,100	709,659
National Penn Bancshares Inc†	23,739	705,998
National Processing Inc*†	9,000	258,750
National Western Life Insurance Co ‘A’*†	2,000	307,100
Nationwide Health Properties Inc	79,300	1,498,770
Navigators Group Inc*	9,800	283,122
NBC Capital Corp†	4,641	125,261
NBT Bancorp Inc	33,895	757,214
NCO Group Inc*	26,800	715,292
NDCHealth Corp†	44,900	1,041,680
Nelnet Inc ‘A’*	4,100	72,775
NetBank Inc†	58,600	640,498
New Century Financial Corp†	32,450	1,519,309
Newcastle Investment Corp	38,900	1,165,055
Northwest Bancorp Inc	16,200	370,980
NovaStar Financial Inc†	30,800	1,169,168
NYMAGIC Inc†	3,100	81,840
OceanFirst Financial Corp†	6,155	147,412
Ocwen Financial Corp*†	40,900	492,436
Ohio Casualty Corp*	76,300	1,535,919
Old Second Bancorp Inc	7,633	402,641
Omega Financial Corp	12,700	437,261
Omega Healthcare Investors Inc†	41,400	415,656
Oriental Financial Group Inc†	23,830	645,078
Origen Financial Inc*	9,100	72,345
Pacific Capital Bancorp	51,888	1,459,609
Park National Corp	14,700	1,877,337
Parkway Properties Inc MD	15,300	680,085
Partners Trust Financial Group Inc†	7,500	147,000
Peapack-Gladstone Financial Corp†	5,420	174,090
Penn-America Group Inc†	10,300	144,200
PennFed Financial Services Inc	4,946	168,164
PennRock Financial Services Corp†	6,069	183,284
Pennsylvania REIT	35,942	1,231,014
Peoples Bancorp Inc OH†	16,795	446,579
PFF Bancorp Inc†	17,380	647,231
Philadelphia Consolidated Holding Corp*	20,400	1,225,428
PICO Holdings Inc*	6,100	116,626
Piper Jaffray Cos*	20,100	909,123
PMA Capital Corp ‘A’†	41,500	373,500
Portal Software Inc*†	53,920	195,730
Portfolio Recovery Associates Inc*†	17,900	493,503
Post Properties Inc	45,000	1,311,750
Prentiss Properties Trust	47,300	1,585,496
Presidential Life Corp†	22,500	405,450
PRG-Schultz International Inc*†	49,250	269,398
Price Legacy Corp†	21,049	388,565
PrivateBancorp Inc†	23,000	631,580
ProAssurance Corp*†	29,950	1,021,594
Prosperity Bancshares Inc†	17,800	433,430
Provident Bancorp Inc	36,234	413,068
Provident Bankshares Corp†	41,408	1,194,221
Provident Financial Holdings Inc	5,700	134,805
Provident Financial Services Inc	67,600	1,186,380
PS Business Parks Inc	15,000	603,600
Quaker City Bancorp Inc	7,975	438,146
R&G Financial Corp ‘B’	35,500	1,173,630
RAIT Investment Trust	31,200	769,080
Ramco-Gershenson Properties Trust	14,368	348,137
Realty Income Corp	42,500	1,773,525
Redwood Trust Inc†	19,400	1,080,192
Republic Bancorp Inc KY ‘A’†	7,750	156,472
Republic Bancorp Inc MI	73,210	1,017,619
Rewards Network Inc*†	18,300	164,700
Riggs National Corp†	23,300	492,096
RLI Corp†	22,300	813,950
Royal Bancshares of Pennsylvania ‘A’	3,086	76,533
S&T Bancorp Inc†	27,100	866,658
S1 Corp*	88,018	874,899
Safety Insurance Group Inc†	11,500	246,330
Sanders Morris Harris Group Inc†	13,900	205,025
Sandy Spring Bancorp Inc†	16,650	578,588
Santander BanCorp†	2,469	61,034
Saul Centers Inc	16,600	533,026
Saxon Capital Inc*†	36,400	831,012
SCBT Financial Corp†	6,300	189,945
Seacoast Banking Corp of Florida	13,210	276,485
Seacoast Financial Services Corp	38,100	1,318,260
Security Bank Corp†	1,800	62,550
Selective Insurance Group†	34,800	1,387,824
Senior Housing Properties Trust	61,400	1,030,906
Signature Bank NY*	1,700	40,392
Silicon Valley Bancshares*†	43,500	1,724,775
Simmons First National Corp ‘A’†	12,700	330,581
Smithtown Bancorp Inc	8,900	362,052
Sotheby’s Holdings Inc ‘A’*	52,300	834,708
Southern Community Financial Corp	7,000	73,080
Southside Bancshares Inc†	9,420	197,820
Southwest Bancorp Inc OK	18,800	343,100
Southwest Bancorp of Texas Inc	42,000	1,853,040
Sovran Self Storage Inc	17,000	649,060
State Auto Financial Corp	5,600	172,032
State Bancorp Inc	4,405	107,608
State Financial Services Corp ‘A’	6,600	195,756
Sterling Bancorp NY†	15,395	425,210
Sterling Bancshares Inc TX†	59,950	850,690
Sterling Financial Corp PA†	26,631	693,205
Sterling Financial Corp WA*†	29,600	943,352
Stewart Information Services Corp†	19,500	658,515
Stifel Financial Corp*	2,400	65,280
Suffolk Bancorp†	12,500	407,500
Summit Properties Inc	32,100	823,044
Sun Bancorp Inc NJ*†	12,543	266,664
Sun Communities Inc	18,400	692,760
Susquehanna Bancshares Inc	57,371	1,443,454
SWS Group Inc	17,230	263,619

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
SY Bancorp Inc†	8,500	$198,985
Tanger Factory Outlet Centers Inc	18,550	725,305
Taubman Centers Inc	56,500	1,293,285
Taylor Capital Group Inc	200	4,350
Texas Capital Bancshares Inc*	31,500	522,900
Texas Regional Bancshares Inc ‘A’	32,799	1,505,802
The Bancorp Bank*	13,800	244,398
The BISYS Group Inc*	131,700	1,851,702
The First of Long Island Corp†	1,600	73,888
The Midland Co	6,000	177,900
The Peoples Holdings Co†	7,046	243,510
The Phoenix Cos Inc†	108,200	1,325,450
The Town & Country Trust†	24,800	625,952
TierOne Corp†	28,100	604,431
TNS Inc*	900	19,620
Tompkins Trustco Inc†	8,290	393,775
TradeStation Group Inc*†	21,500	154,585
Triad Guaranty Inc*†	9,100	529,620
Trico Bancshares†	13,400	253,260
TrustCo Bank Corp NY†	85,108	1,114,915
Trustmark Corp	49,700	1,437,324
U.S. Restaurants Properties Inc†	33,500	508,865
UICI*†	48,200	1,147,642
UMB Financial Corp	17,241	889,980
Umpqua Holdings Corp†	38,638	811,012
Union Bankshares Corp†	13,000	410,800
United Bankshares Inc	39,000	1,267,500
United Community Banks Inc GA†	28,050	706,299
United Community Financial Corp OH†	30,924	402,012
United Fire & Casualty Co	10,300	594,825
United PanAm Financial Corp*†	5,200	88,660
United Rentals Inc*†	50,700	907,023
United Security Bancshares Inc CA†	5,000	104,750
Universal American Financial Corp*	30,200	331,596
Universal Health Realty Income Trust	13,400	384,580
Univest Corp of Pennsylvania	6,400	326,400
Unizan Financial Corp†	24,907	650,073
Urstadt Biddle Properties Inc‘A’†	32,300	478,363
USB Holding Co Inc†	9,842	225,579
USI Holdings Corp*†	32,800	518,240
Value Line Inc	300	10,653
Vesta Insurance Group Inc	30,500	197,335
Virginia Commerce Bancorp Inc*†	9,700	286,247
Virginia Financial Group Inc†	5,943	204,142
Washington REIT†	44,100	1,295,658
Washington Trust Bancorp Inc†	15,100	392,147
Waypoint Financial Corp	37,455	1,033,383
WesBanco Inc†	23,600	687,468
West Bancorp Inc†	25,400	444,246
West Coast Bancorp OR†	17,200	368,768
Westamerica Bancorp	34,000	1,783,300
Western Sierra Bancorp*†	7,367	228,156
Westfield Financial Inc†	2,200	44,748
Wilshire Financial Services Group Inc	6,600	61,314
Wilshire State Bank CA*	11,300	277,076
Winston Hotels Inc†	26,500	274,275
Wintrust Financial Corp	25,500	1,288,005
World Acceptance Corp*†	23,700	434,421
WSFS Financial Corp	9,400	457,498
Yardville National Bancorp†	14,500	362,500
Zenith National Insurance Corp†	12,200	592,920

		261,429,485

Health Care - 11.99%
Abaxis Inc*	16,100	305,578
Abgenix Inc*	98,500	1,154,420
Abiomed Inc*	12,400	155,992
Able Laboratories Inc*†	23,700	487,272
Accelrys Inc*†	30,400	299,744
Adolor Corp*†	48,900	620,052
Advanced Medical Optics Inc*†	33,300	1,417,581
Advanced Neuromodulation Systems Inc*	22,950	752,760
Advancis Pharmaceutical Corp*	2,600	17,654
Aksys Ltd*†	30,100	175,483
Albany Molecular Research Inc*†	33,700	435,741
Alexion Pharmaceuticals Inc*†	25,100	466,860
Align Technology Inc*	59,500	1,130,500
Alkermes Inc*†	96,400	1,311,040
Alliance Imaging Inc*†	4,100	18,737
Allscripts Healthcare Solutions Inc*†	31,300	245,392
Alpharma Inc ‘A’†	43,900	899,072
Amedisys Inc*	14,700	485,688
America Service Group Inc*	5,800	201,550
American Healthways Inc*†	36,200	963,644
American Medical Security Group Inc*†	13,600	370,600
American Medical Systems Holdings Inc*	28,900	973,930
AMERIGROUP Corp*	28,300	1,392,360
AmSurg Corp*	39,300	987,609
Analogic Corp†	13,100	555,833
Animas Corp*	9,400	175,310
Antigenics Inc*†	37,000	316,720
Applera Corp-Celera Genomics Group*†	83,499	961,073
Apria Healthcare Group Inc*	53,000	1,521,100
Ariad Pharmaceuticals Inc*†	59,800	447,902
Array BioPharma Inc*	20,100	159,795
Arrow International Inc	21,900	655,248
ArthroCare Corp*†	27,600	802,608
Aspect Medical Systems Inc*†	17,500	323,225
AtheroGenics Inc*†	46,100	877,283
Atrix Labs Inc*	27,300	935,844
Avant Immunotherapeutics Inc*†	85,000	226,100
Axonyx Inc*	70,100	367,324
Barrier Therapeutics Inc*	3,000	42,060
Bentley Pharmaceuticals Inc*†	11,700	160,758
Beverly Enterprises Inc*†	114,900	988,140
BioCryst Pharmaceuticals Inc*	26,700	184,230
Bioenvision Inc*	14,700	128,772
Biolase Technology Inc*†	28,800	387,648
BioMarin Pharmaceuticals Inc*†	85,000	510,000
Bio-Rad Laboratories Inc‘A’*	17,900	1,053,594
Bio-Reference Laboratories Inc*	13,400	177,684
Biosite Inc*†	16,600	745,672
Bone Care International Inc*†	20,892	489,291
Bradley Pharmaceuticals Inc*†	18,300	510,570
Bruker BioSciences Corp*	14,100	68,667
CancerVax Corp*	11,800	89,798
Candela Corp*	22,000	215,600
Caraco Pharmaceutical Laboratories Ltd*	4,400	42,416
Cardiac Science Inc*	62,800	153,860
CardioDynamics International Corp*†	41,200	208,060
Cell Genesys Inc*†	51,100	530,929
Cell Therapeutics Inc*†	57,600	424,512
Centene Corp*†	26,050	1,004,228
Cepheid Inc*†	40,900	471,986
Cerner Corp*†	32,500	1,448,850
Chattem Inc*†	22,200	640,914
Cima Labs Inc*†	18,500	624,005
Ciphergen Biosystems Inc*†	24,500	179,340
Closure Medical Corp*†	10,900	273,699
Computer Programs & Systems Inc†	7,100	144,698
Conceptus Inc*†	29,200	328,500
CONMED Corp*	37,950	1,039,830
Connetics Corp*†	40,200	812,040
Corgentech Inc*	2,300	37,076
Corixa Corp*†	63,710	297,526
CorVel Corp*†	10,500	297,675
CTI Molecular Imaging Inc*†	35,000	496,300
Cubist Pharmaceuticals Inc*†	51,700	573,870

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
CuraGen Corp*†	45,500	$273,455
Curis Inc*	33,900	149,838
CV Therapeutics Inc*†	40,200	673,752
Cyberonics Inc*†	21,700	723,912
Cypress Bioscience Inc*	28,700	394,051
CYTOGEN Corp*	23,100	367,290
Cytokinetics Inc*	4,400	65,340
Datascope Corp	13,300	527,877
Decode Genetics Inc*† (Iceland)	54,900	466,650
Dendreon Corp*†	60,300	738,675
DepoMed Inc*	13,000	64,350
Diagnostic Products Corp†	23,300	1,023,802
Digene Corp*†	16,100	588,133
Discovery Laboratories Inc*†	45,500	436,345
Diversa Corp*†	26,300	266,419
DJ Orthopedics Inc*	17,000	391,000
Dov Pharmaceutical Inc*†	18,800	262,448
Durect Corp*†	53,500	186,715
DUSA Pharmaceuticals Inc*	10,600	100,700
Dyax Corp*	35,200	413,600
Eclipsys Corp*†	40,300	614,978
Encore Medical Corp*	25,500	160,650
Encysive Pharmaceuticals Inc*	60,400	513,400
Endocardial Solutions Inc*	31,100	321,885
Enzo Biochem Inc*†	23,002	345,030
Enzon Pharmaceuticals Inc*†	56,700	723,492
Epix Medical Inc*†	23,700	500,070
eResearch Technology Inc*†	50,825	1,423,100
Exactech Inc*†	5,200	112,840
Exelixis Inc*†	67,300	679,057
E-Z-EM Inc	3,400	62,492
First Health Group Corp*	110,400	1,723,344
First Horizon Pharmaceutical Corp*†	26,500	500,850
Genaera Corp*	43,400	182,280
Genelabs Technologies Inc*	77,900	179,949
Genencor International Inc*†	3,800	62,206
Genesis HealthCare Corp*	19,600	569,184
Genta Inc*	94,000	235,000
Gentiva Health Services Inc*†	33,100	538,206
Geron Corp*†	51,600	417,444
GTx Inc*	1,000	10,410
Guilford Pharmaceuticals Inc*†	50,900	241,775
Haemonetics Corp MA*†	22,300	661,195
Hanger Orthopedic Group Inc*†	31,900	373,868
Healthcare Services Group Inc	16,965	259,564
Hollis-Eden Pharmaceuticals Inc*†	21,100	254,255
Hologic Inc*	23,300	541,725
Hooper Holmes Inc	56,300	323,162
Human Genome Sciences Inc*	141,200	1,642,156
ICU Medical Inc*†	15,400	516,362
IDX Systems Corp*	23,100	736,659
I-Flow Corp*	16,200	192,132
ILEX Oncology Inc*	48,400	1,209,516
Illumina Inc*	23,900	151,765
Immucor Inc*†	25,124	817,786
ImmunoGen Inc*†	50,900	310,999
Immunomedics Inc*†	47,600	231,812
Impax Laboratories Inc*†	59,100	1,145,358
Incyte Corp*†	79,300	605,852
Indevus Pharmaceuticals Inc*†	56,400	346,860
Inkine Pharmaceutical Co Inc*	38,900	150,543
Inspire Pharmaceuticals Inc*	39,900	667,128
Integra LifeSciences Holdings Corp*†	23,600	832,372
InterMune Inc*†	32,800	505,776
Intuitive Surgical Inc*	33,400	634,600
Invacare Corp	30,500	1,363,960
Inveresk Research Group Inc*	33,600	1,036,224
Inverness Medical Innovations Inc*†	11,300	247,470
Isis Pharmaceuticals Inc*†	59,300	340,382
Isolagen Inc*	32,300	332,044
Ista Pharmaceuticals Inc*	7,200	75,240
Kensey Nash Corp*†	13,600	469,200
Keryx Biopharmaceuticals Inc*	19,400	245,604
Kindred Healthcare Inc*†	27,200	716,720
KOS Pharmaceuticals Inc*	13,600	448,392
Kosan Biosciences Inc*	32,300	255,170
KV Pharmaceutical Co ‘A’*†	37,250	860,102
Kyphon Inc*†	25,000	704,500
LabOne Inc*	22,491	714,764
Landauer Inc	9,400	419,804
Lannett Co Inc*†	3,700	55,574
Laserscope Inc*†	21,600	595,080
LCA-Vision Inc*	14,000	407,820
Lexicon Genetics Inc*†	64,200	503,328
LifeCell Corp*	39,100	441,439
LifePoint Hospitals Inc*	43,700	1,626,514
Ligand Pharmaceuticals Inc ‘B’*†	84,500	1,468,610
Luminex Corp*†	24,300	244,458
Magellan Health Services Inc*	27,600	923,220
Marshall Edwards Inc* (Australia)	1,000	7,530
Matria Healthcare Inc*†	14,908	373,744
Maxim Pharmaceuticals Inc*	39,500	381,175
Maxygen Inc*†	21,100	223,027
Medarex Inc*†	90,500	659,745
MedCath Corp*	10,400	208,000
Medical Action Industries Inc*†	14,500	266,800
Medicines Co*	53,700	1,638,387
Mentor Corp†	50,800	1,741,932
Merit Medical Systems Inc*	32,165	512,388
Microtek Medical Holdings Inc*	36,600	187,392
Microvision Inc*	27,800	233,520
Molecular Devices Corp*†	19,100	339,598
Molina Healthcare Inc*	9,500	362,710
Myogen Inc*	8,000	62,080
Myriad Genetics Inc*†	31,100	464,012
Nabi Biopharmaceuticals*†	65,900	937,098
Nanogen Inc*	49,700	333,984
National Healthcare Corp†	5,200	145,652
NeighborCare Inc*	45,100	1,412,983
Neopharm Inc*†	26,527	274,024
Neurogen Corp*	19,300	144,364
NitroMed Inc*	500	3,005
Northfield Laboratories Inc*	27,400	390,724
Noven Pharmaceuticals Inc*	30,200	665,004
NPS Pharmaceuticals Inc*†	39,500	829,500
NuVasive Inc*	14,600	159,286
Nuvelo Inc*†	38,766	372,929
Ocular Sciences Inc*†	25,300	961,400
Odyssey HealthCare Inc*†	45,050	847,841
Omnicell Inc*†	21,900	319,959
Option Care Inc	21,450	327,327
OraSure Technologies Inc*†	45,400	441,742
Orthodontic Centers of America Inc*†	58,300	477,477
Orthologic Corp*†	48,200	417,894
Orthovita Inc*	61,200	314,568
Oscient Pharmaceutical Corp*	56,500	288,715
Owens & Minor Inc	44,900	1,162,910
Pain Therapeutics Inc*†	36,600	294,996
Palatin Technologies Inc*†	45,300	190,713
Palomar Medical Technologies Inc*	9,400	157,826
Par Pharmaceutical Cos Inc*	36,900	1,299,249
Parexel International Corp*†	35,000	693,000
Penwest Pharmaceuticals Co*†	24,700	316,407
Peregrine Pharmaceuticals Inc*†	140,700	206,829
Perrigo Co	77,400	1,468,278
Per-Se Technologies Inc*†	31,266	454,608
Pharmacyclics Inc*	17,600	178,992
Pharmion Corp*	15,400	753,368

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Pharmos Corp*	84,100	$345,651
PolyMedica Corp†	30,000	931,200
Possis Medical Inc*†	20,600	703,490
Pozen Inc*†	37,100	253,764
Praecis Pharmaceuticals Inc*	59,000	224,200
Priority Healthcare Corp ‘B’*†	35,500	814,725
Progenics Pharmaceuticals Inc*†	9,700	163,348
Province Healthcare Co*	52,350	897,802
ProxyMed Inc*	2,300	38,778
PSS World Medical Inc*	84,200	943,040
Psychiatric Solutions Inc*	13,800	344,034
Quality Systems Inc*	4,200	206,178
Quidel Corp*†	47,200	278,008
Regeneration Technologies Inc*†	33,200	356,236
Regeneron Pharmaceuticals Inc*†	38,600	406,458
RehabCare Group Inc*	18,500	492,655
Renovis Inc*	1,400	12,824
Res-Care Inc*	13,600	172,720
Rigel Pharmaceuticals Inc*	7,400	105,154
Salix Pharmaceuticals Ltd*	29,600	975,320
Santarus Inc*	3,500	51,625
SciClone Pharmaceuticals Inc*†	60,100	307,111
Seattle Genetics Inc WA*†	44,500	312,835
Select Medical Corp	100,200	1,344,684
Serologicals Corp*†	32,500	649,675
SFBC International Inc*†	11,800	369,694
Sierra Health Services Inc*†	28,200	1,260,540
Sola International Inc*	32,200	554,806
Sonic Innovations Inc*	29,200	165,856
SonoSite Inc*†	16,800	401,688
Specialty Laboratories Inc*†	3,400	30,464
Steris Corp*	74,700	1,685,232
Sunrise Senior Living Inc*†	20,900	818,026
SuperGen Inc*†	50,700	327,015
SurModics Inc*†	20,100	495,264
Sybron Dental Specialties Inc*	44,532	1,329,280
Symbion Inc*	4,500	78,570
Tanox Inc*†	32,000	610,240
Techne Corp*	48,900	2,124,705
Telik Inc*†	53,300	1,272,271
ThermoGenesis Corp*	37,300	176,429
Third Wave Technologies Inc*†	16,900	75,881
Thoratec Corp*†	57,787	620,055
Transkaryotic Therapies Inc*†	37,900	566,984
Trimeris Inc*†	19,400	279,942
TriPath Imaging Inc*†	23,600	222,076
U.S. Oncology Inc*	86,000	1,265,920
United Surgical Partners International Inc*	29,500	1,164,365
United Therapeutics Corp*†	23,600	605,340
Urologix Inc*	20,400	314,976
Valeant Pharmaceuticals International	92,100	1,842,000
VaxGen Inc*	22,300	315,768
Ventana Medical Systems Inc*	15,600	741,468
Vertex Pharmaceuticals Inc*†	94,200	1,021,128
Viasys Healthcare Inc*	33,100	692,121
Vicuron Pharmaceuticals Inc*	58,400	733,504
Vion Pharmaceuticals Inc*	46,500	193,440
VistaCare Inc ‘A’*†	13,400	248,570
Visx Inc*	52,300	1,397,456
Vital Signs Inc	6,200	180,048
West Pharmaceutical Services Inc	15,100	638,730
Wilson Greatbatch Technologies Inc*†	24,600	687,570
Wright Medical Group Inc*	27,600	982,560
Young Innovations Inc	1,900	48,260
Zila Inc*	66,100	324,551
ZOLL Medical Corp*	10,500	368,340
Zymogenetics Inc*†	17,100	324,900

		149,008,720

Integrated Oils - 0.13%
Delta Petroleum Corp*	23,700	318,765
Giant Industries Inc*	15,800	347,600
KCS Energy Inc*†	49,200	655,344
Mission Resources Corp*	57,200	326,040

		1,647,749

Materials & Processing - 8.84%
A. Schulman Inc†	40,300	866,047
Aaon Inc*†	4,700	94,893
Aceto Corp	23,400	411,840
Acuity Brands Inc†	47,800	1,290,600
Airgas Inc	63,800	1,525,458
AK Steel Holding Corp*†	119,100	627,657
Albany International Corp ‘A’†	30,028	1,007,740
Albemarle Corp†	38,000	1,202,700
Alico Inc†	4,100	164,615
Allegheny Technologies Inc	95,800	1,729,190
AMCOL International Corp	24,600	466,170
American Vanguard Corp	7,300	246,229
Ameron International Corp†	9,400	320,822
Anchor Glass Container Corp	5,600	75,768
Apogee Enterprises Inc†	38,700	402,480
AptarGroup Inc	39,100	1,708,279
Arch Chemicals Inc	22,300	642,686
Armor Holdings Inc*	32,700	1,111,800
Avatar Holdings Inc*†	5,300	220,480
Barnes Group Inc†	19,200	556,416
Bluegreen Corp*	13,200	182,160
Brady Corp ‘A’†	18,700	862,070
Brookfield Homes Corp†	13,300	348,327
Brush Engineered Materials Inc*	17,400	328,860
Buckeye Technologies Inc*†	25,400	292,100
Building Material Holding Corp	17,700	335,061
Cabot Microelectronics Corp*†	25,600	783,616
Calgon Carbon Corp†	38,800	259,960
Cambrex Corp†	25,400	640,842
Caraustar Industries Inc*†	36,600	516,426
Carpenter Technology Corp	25,400	864,870
Century Aluminum Co*†	20,300	503,237
Ceradyne Inc*†	20,250	724,342
Chesapeake Corp	21,100	562,948
CIRCOR International Inc	11,700	238,563
Clarcor Inc	31,700	1,451,860
Cleveland-Cliffs Inc*†	13,600	766,904
Coeur d’Alene Mines Corp*†	255,300	1,041,624
Comfort Systems USA Inc*	32,200	205,758
Commercial Metals Co†	33,200	1,077,340
Compass Minerals International Inc	12,100	234,498
Consolidated-Tomoka Land Co FL†	5,700	215,232
Corn Products International Inc	42,000	1,955,100
Crompton Corp	130,119	819,750
Crown Holdings Inc*	191,800	1,912,246
Cytec Industries Inc	41,700	1,895,265
Delta & Pine Land Co	43,800	961,410
Deltic Timber Corp†	11,300	433,920
DHB Industries Inc*†	28,000	425,040
Drew Industries Inc*†	10,800	439,560
Dycom Industries Inc*	55,600	1,556,800
Eagle Materials Inc†	23,200	1,647,664
ElkCorp	25,350	606,879
EMCOR Group Inc*†	17,300	760,854
Encore Wire Corp*†	12,100	333,597
Energy Conversion Devices Inc*†	21,900	246,594
Ennis Business Forms Inc†	18,800	366,600
Exide Technologies*	26,800	548,060
Ferro Corp	47,900	1,277,972
First Acceptance Corp*	12,700	88,900

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
FMC Corp*	41,600	$1,793,376
Georgia Gulf Corp	35,700	1,280,202
Gibraltar Steel Corp	16,800	551,376
Glatfelter†	32,800	461,824
GrafTech International Ltd*†	108,000	1,129,680
Granite Construction Inc†	38,050	693,652
Graphic Packaging Corp*	65,900	570,035
Great Lakes Chemical Corp†	53,500	1,447,710
Greif Inc ‘A’†	14,100	595,725
Griffon Corp*†	33,370	743,484
H.B. Fuller Co†	32,800	931,520
Hecla Mining Co*†	150,100	855,570
Hercules Inc*	125,800	1,533,502
Hexcel Corp*†	18,000	208,440
IMC Global Inc	135,500	1,815,700
IMCO Recycling Inc*	21,700	286,874
InfraSource Services Inc*	2,100	25,746
Insituform Technologies Inc ‘A’*†	30,600	497,862
Integrated Electrical Services Inc*†	33,200	267,260
Interface Inc ‘A’*†	50,600	441,738
Jacuzzi Brands Inc*	86,200	694,772
Kaydon Corp†	36,300	1,122,759
Kronos Worldwide Inc†	6,957	237,915
Layne Christensen Co*	16,700	276,385
Lennox International Inc	50,700	917,670
LNR Property Corp	19,600	1,063,300
Lone Star Technologies Inc*†	32,900	906,724
Longview Fibre Co*†	58,400	860,232
LSI Industries Inc†	16,500	189,750
MacDermid Inc	29,600	1,001,960
Maverick Tube Corp*†	49,300	1,294,618
Medis Technologies Ltd*†	14,993	243,186
Metal Management Inc*	23,700	469,497
Metals USA Inc*	18,700	334,356
MGP Ingredients Inc	6,300	243,747
Millennium Chemicals Inc*	79,800	1,382,136
Minerals Technologies Inc	23,500	1,363,000
Mobile Mini Inc*†	20,700	588,087
Mueller Industries Inc	43,300	1,550,140
Myers Industries Inc	26,981	380,432
NCI Building Systems Inc*	25,600	833,280
NewMarket Corp*†	13,400	287,698
NL Industries Inc†	9,000	130,500
NN Inc	19,100	242,761
NS Group Inc*†	17,400	286,056
NuCo2 Inc*	3,000	59,100
Octel Corp (United Kingdom)	14,200	373,886
Olin Corp†	79,448	1,399,874
OM Group Inc*	35,000	1,155,350
Omnova Solutions Inc*	32,200	196,420
Oregon Steel Mills Inc*	30,200	445,148
Penn Engineering & Manufacturing Corp	6,000	128,640
Perini Corp*	13,500	144,045
PolyOne Corp*	104,800	779,712
Pope & Talbot Inc	18,000	355,860
Potlatch Corp†	36,600	1,524,024
Quaker Chemical Corp†	9,400	259,628
Quanex Corp	21,200	1,032,440
Quanta Services Inc*†	82,400	512,528
Reading International Inc ‘A’*†	4,700	40,890
Reliance Steel & Aluminum Co†	30,450	1,227,744
Rock-Tenn Co ‘A’†	26,300	445,785
Royal Gold Inc†	25,700	364,169
RTI International Metals Inc*	22,900	365,255
Ryerson Tull Inc†	20,422	324,301
Schnitzer Steel Industries Inc ‘A’†	21,550	731,838
Silgan Holdings Inc	11,600	467,596
Simpson Manufacturing Co Inc†	18,800	1,055,056
Spartech Corp	25,500	661,470
Steel Dynamics Inc*†	46,800	1,339,884
Steel Technologies Inc	7,000	154,560
Stepan Co†	2,700	70,605
Stillwater Mining Co*†	13,510	202,785
Sunterra Corp*	27,500	346,500
Symyx Technologies Inc*†	32,200	776,664
Tarragon Realty Investors Inc*	500	7,375
Tejon Ranch Co*†	5,150	179,220
Terra Industries Inc*	33,600	189,168
Texas Industries Inc	27,200	1,119,824
The Rogers Corp*	19,400	1,356,060
The Shaw Group Inc*†	70,800	717,204
The Standard Register Co†	18,400	218,960
Titanium Metals Corp*	800	74,040
Trammell Crow Co*	37,400	527,340
Tredegar Corp†	29,400	474,222
Trex Co Inc*†	11,800	445,450
U.S. Concrete Inc*	11,100	78,255
Ultralife Batteries Inc*	12,300	238,128
Universal Forest Products Inc†	21,800	703,050
URS Corp*	32,100	879,540
USEC Inc	94,200	826,134
USG Corp*†	42,600	748,908
Valence Technology Inc*†	48,600	166,698
Valhi Inc†	22,259	253,085
Valmont Industries Inc†	16,500	377,850
W.R. Grace & Co*	87,300	541,260
Washington Group International Inc*	28,900	1,037,221
Watsco Inc	22,800	639,996
Wausau-Mosinee Paper Corp	52,200	903,060
WCI Communities Inc*†	34,200	763,002
WD-40 Co†	23,500	703,590
Wellman Inc†	48,400	393,492
Wheeling-Pittsburgh Corp*	3,700	77,182
York International Corp	47,300	1,942,611

		109,940,598

Multi-Industry - 0.37%
GenCorp Inc†	51,600	690,924
Kaman Corp ‘A’	24,500	342,755
Lancaster Colony Corp	28,200	1,174,248
Raven Industries Inc†	7,400	262,922
Sequa Corp ‘A’*†	5,200	304,044
Trinity Industries Inc†	45,300	1,440,087
Walter Industries Inc†	27,000	367,740

		4,582,720

Producer Durables - 7.60%
A.O. Smith Corp†	23,400	743,886
Actuant Corp ‘A’*	29,900	1,165,801
ADE Corp*	7,500	162,075
Advanced Energy Industries Inc*	24,300	381,996
American Superconductor Corp*	23,000	300,840
Applied Films Corp*†	16,900	490,438
Applied Industrial Technologies Inc†	23,500	707,820
Applied Signal Technology Inc	14,000	490,700
Arris Group Inc*†	87,800	521,532
Artesyn Technologies Inc*†	45,000	405,000
Astec Industries Inc*†	15,700	295,631
Asyst Technologies Inc*†	51,000	527,340
ATMI Inc*	34,500	942,195
Audiovox Corp ‘A’*	23,800	401,744
August Technology Corp*	14,300	179,322
Axcelis Technologies Inc*	116,600	1,450,504
Baldor Electric Co	32,400	756,540
BE Aerospace Inc*	35,400	268,332
Beazer Homes USA Inc†	14,886	1,493,215
Belden Inc†	29,500	632,185
BHA Group Holdings Inc	8,000	302,800

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Brooks Automation Inc*†	51,412	$1,035,952
C&D Technologies Inc†	23,700	422,571
Cable Design Technologies Corp*†	57,150	605,790
Cascade Corp†	12,200	381,250
C-COR.net Corp*†	43,800	450,702
Champion Enterprises Inc*†	80,600	739,908
Cognex Corp	45,700	1,758,536
Cohu Inc	30,200	575,008
Credence Systems Corp*†	104,340	1,439,892
CTS Corp†	40,900	493,254
CUNO Inc*	21,600	1,152,360
Curtiss-Wright Corp†	22,100	1,241,799
Cymer Inc*	42,100	1,576,224
Darling International Inc*	63,600	267,120
DDi Corp*	22,200	182,706
Dionex Corp*	21,200	1,169,604
Dominion Homes Inc*†	4,600	106,260
Ducommun Inc*†	8,300	177,454
Dupont Photomasks Inc*†	19,400	394,402
Duratek Inc*	17,200	259,892
Electro Scientific Industries Inc*†	37,111	1,050,612
Engineered Support Systems Inc	25,875	1,513,946
EnPro Industries Inc*†	23,700	544,626
Entegris Inc*	49,900	577,343
ESCO Technologies Inc*†	15,200	811,072
Esterline Technologies Corp*†	21,400	631,942
FARO Technologies Inc*	14,800	379,916
Federal Signal Corp†	61,600	1,146,376
FEI Co*†	27,300	652,743
Flanders Corp*	24,300	200,961
Flowserve Corp*	57,000	1,421,580
Franklin Electric Co Inc†	15,000	566,400
FSI International Inc*	43,600	340,516
Gardner Denver Inc*	22,600	630,540
General Binding Corp*†	2,500	38,725
General Cable Corp*†	45,000	384,750
Genlyte Group Inc*	13,900	874,032
Headwaters Inc*†	41,500	1,076,095
Heico Corp†	19,400	354,050
Helix Technology Corp	34,100	727,353
IDEX Corp	56,850	1,952,798
Imagistics International Inc*†	17,900	633,660
INTAC International Inc*	4,200	51,618
InterDigital Communications Corp*	59,900	1,126,719
Intevac Inc*	11,100	98,457
Ionics Inc*†	24,500	692,125
Itron Inc*†	27,900	640,026
JLG Industries Inc†	50,000	694,500
Joy Global Inc	58,135	1,740,562
Kadant Inc*	11,220	259,519
Keithley Instruments Inc†	12,200	270,230
Kennametal Inc†	43,900	2,010,620
Kimball International Inc ‘B’	24,800	365,800
Kulicke & Soffa Industries Inc*†	65,700	720,072
Levitt Corp ‘A’*	19,100	492,016
Lincoln Electric Holdings Inc	38,500	1,312,465
Lindsay Manufacturing Co†	18,500	444,370
Littelfuse Inc*	25,200	1,068,732
LTX Corp*	69,700	753,457
M/I Homes Inc†	13,900	564,340
Magnetek Inc*	35,700	297,738
Manitowoc Co Inc	34,050	1,152,592
MasTec Inc*†	26,600	144,438
Mattson Technology Inc*	38,300	460,366
Measurement Specialties Inc*	8,600	185,760
Meritage Corp*†	12,000	825,600
Metrologic Instruments Inc*†	11,900	237,286
Middleby Corp	6,600	360,492
Milacron Inc*†	59,100	236,400
Mine Safety Appliances Co	21,559	726,538
MKS Instruments Inc*†	37,100	846,622
Moog Inc ‘A’*	32,975	1,223,702
MTC Technologies Inc*	8,300	214,306
MTS Systems Corp†	28,400	665,980
Mykrolis Corp*	41,800	728,156
NACCO Industries Inc ‘A’†	5,400	513,000
Nordson Corp	30,400	1,318,448
Orbital Sciences Corp*†	58,100	802,361
Orleans Homebuilders Inc*†	2,800	53,956
Palm Harbor Homes Inc*†	15,400	273,042
Paxar Corp*†	39,600	772,992
Photon Dynamics Inc*	19,000	666,330
Photronics Inc*†	35,700	676,158
Powell Industries Inc*	7,400	126,392
Power-One Inc*	73,100	802,638
Powerwave Technologies Inc*†	72,600	559,020
Presstek Inc*†	36,800	386,768
RAE Systems Inc*	28,600	154,440
Rayovac Corp*	36,800	1,034,080
Regal-Beloit Corp†	30,100	670,026
Robbins & Myers Inc†	12,400	278,380
Rofin-Sinar Technologies Inc*†	20,400	517,956
Rudolph Technologies Inc*†	16,600	301,954
SBA Communications Corp ‘A’*†	61,900	275,455
Semitool Inc*	14,900	168,668
Skyline Corp	7,300	296,745
Sonic Solutions Inc*†	17,600	374,000
SpatiaLight Inc*	15,800	95,590
SpectraLink Corp†	21,800	324,820
Standex International Corp†	14,000	380,800
Stewart & Stevenson Services Inc	36,600	655,872
Symmetricom Inc*†	51,300	456,570
Taser International Inc*	30,000	1,299,900
Technical Olympic USA Inc†	5,199	115,834
Technitrol Inc*	46,200	1,011,780
Tecumseh Products Co ‘A’	21,700	893,823
Teledyne Technologies Inc*	42,700	854,854
Tennant Co†	8,700	360,615
Terayon Communication Systems Inc*†	76,400	178,776
Terex Corp*†	54,900	1,873,737
The Gorman-Rupp Co†	4,800	130,416
Thomas & Betts Corp*	62,700	1,707,321
Thomas Industries Inc	13,100	434,920
TransAct Technologies Inc*	11,900	376,278
TRC Cos Inc*†	8,350	139,278
Triumph Group Inc*	14,400	459,792
Ultratech Inc*†	24,200	393,976
United Industrial Corp†	17,200	401,620
Varian Semiconductor Equipment Associates Inc*	38,600	1,488,416
Veeco Instruments Inc*†	31,700	818,177
Vicor Corp*†	21,900	400,113
Viisage Technology Inc*	32,800	286,016
Watts Water Technologies Inc ‘A’	27,400	738,430
William Lyon Homes Inc*†	4,800	442,320
Woodhead Industries Inc	13,900	214,894
Woodward Governor Co	11,100	800,421
X-Rite Inc	23,700	344,598
Zygo Corp*	20,300	227,157

		94,502,143

Technology - 12.88%
Actel Corp*	35,600	658,600
ActivCard Corp*†	55,300	401,478
Actuate Corp*	41,300	163,135
Adaptec Inc*	137,300	1,161,558
Advanced Digital Information Corp*†	73,400	711,980
Aeroflex Inc*	77,898	1,116,278

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Agile Software Corp DE*†	59,900	$524,125
Agilysys Inc†	33,100	456,449
Airspan Networks Inc*	45,200	250,408
Alliance Semiconductor Corp*	23,300	138,635
Altiris Inc*†	21,200	585,332
AMIS Holdings Inc*	30,500	516,060
Anaren Inc*†	28,700	468,958
Anixter International Inc*	37,600	1,279,528
Ansoft Corp*†	2,100	32,046
Answerthink Inc*	41,200	236,076
Ansys Inc*	19,000	893,000
Anteon International Corp*	27,400	893,788
Ariba Inc*†	373,100	738,738
Artisan Components Inc*†	24,400	629,520
Ascential Software Corp*	72,800	1,164,072
AsiaInfo Holdings Inc*† (China)	40,400	213,312
Aspect Communications Corp*	46,500	660,300
Aspen Technology Inc*†	57,200	415,272
At Road Inc*†	35,900	274,635
Atheros Communications Inc*	4,900	51,646
Authentidate Holding Corp*	27,200	297,296
Avanex Corp*†	67,100	261,019
BEI Technologies Inc†	15,600	441,636
Bel Fuse Inc ‘B’†	11,900	496,230
Benchmark Electronics Inc*†	47,100	1,370,610
BioVeris Corp*	11,400	94,848
Black Box Corp	20,500	968,830
Blue Coat Systems Inc*	12,300	411,927
Borland Software Corp*†	92,400	784,476
Brocade Communications Systems Inc*	283,500	1,695,330
CACI International Inc ‘A’*†	33,300	1,346,652
California Micro Devices Corp*	18,400	212,152
Captaris Inc*	24,700	159,562
Carrier Access Corp*	17,700	210,984
Catapult Communications Corp*†	4,200	96,600
Checkpoint Systems Inc*	43,000	770,990
Cherokee International Corp*	2,400	27,384
ChipPAC Inc ‘A’*†	62,200	389,994
Chordiant Software Inc*	80,400	366,624
CIBER Inc*	58,300	479,226
Cirrus Logic Inc*†	84,600	508,446
Clarus Corp*	9,700	112,229
Coherent Inc*†	36,800	1,098,480
CommScope Inc*†	66,400	1,424,280
Compucom Systems Inc*	13,600	61,744
Comtech Telecommunications Corp*	19,400	437,664
Concord Communications Inc*†	26,700	304,647
Concur Technologies Inc*†	25,700	274,990
Corvis Corp*†	447,100	630,411
Covansys Corp*	16,800	173,544
Cray Inc*†	98,000	648,760
CSG Systems International Inc*	66,000	1,366,200
Cubic Corp†	17,092	357,736
CyberGuard Corp*	15,900	129,744
CyberOptics Corp*	11,200	290,976
Daktronics Inc*†	16,500	411,675
Dendrite International Inc*†	41,350	768,283
Digi International Inc*	17,100	183,312
Digimarc Corp*†	20,800	277,680
Digital River Inc*	34,800	1,135,524
DigitalNet Holdings Inc*	3,400	69,122
Digitas Inc*	53,971	595,300
Diodes Inc*†	8,200	194,258
Ditech Communications Corp*	30,900	721,206
Dot Hill Systems Corp*†	49,600	556,016
Drexler Technology Corp*†	17,100	227,943
DRS Technologies Inc*†	27,301	870,902
DSP Group Inc*	35,500	967,020
E.piphany Inc*	86,900	419,727
Eagle Broadband Inc*	153,300	151,767
Echelon Corp*†	32,000	358,080
eCollege.com Inc*†	22,800	364,800
EDO Corp†	20,300	489,636
Electronics for Imaging Inc*	58,300	1,647,558
Embarcadero Technologies Inc*†	19,200	237,312
EMS Technologies Inc*†	12,700	246,761
Emulex Corp*	89,600	1,282,176
Enterasys Networks Inc*	236,400	498,804
Entrust Inc*	58,600	263,700
Epicor Software Corp*	43,600	612,580
EPIQ Systems Inc*†	15,650	226,925
Equinix Inc*	9,100	308,854
ESS Technology Inc*†	39,200	419,832
Exar Corp*	53,300	781,378
Excel Technology Inc*	13,700	455,525
Extreme Networks Inc*	119,900	661,848
F5 Networks Inc*†	39,400	1,043,312
FalconStor Software Inc*†	33,700	260,164
FileNet Corp*†	47,700	1,505,889
Finisar Corp*†	161,700	320,166
FormFactor Inc*	27,700	621,865
Gartner Inc ‘A’*†	82,200	1,086,684
Gartner Inc ‘B’*	4,600	59,294
Gateway Inc*	254,800	1,146,600
Genesis Microchip Inc*†	36,700	505,359
Group 1 Software Inc*	12,600	289,170
Harmonic Inc*	83,900	714,828
Herley Industries Inc*	16,800	328,272
Hutchinson Technology Inc*†	29,800	732,782
Hyperion Solutions Corp*†	45,200	1,976,144
Identix Inc*†	100,925	753,910
iGate Corp*†	14,500	57,710
II-VI Inc*	12,700	389,382
Imation Corp	37,700	1,606,397
Inet Technologies Inc*	19,600	244,412
Infocrossing Inc*	13,200	178,200
InFocus Corp*†	53,600	455,600
Infonet Services Corp ‘B’*	42,900	75,075
Informatica Corp*†	88,100	672,203
Innovative Solutions & Support Inc*	11,700	228,384
Integrated Device Technology Inc*	113,800	1,574,992
Integrated Silicon Solutions Inc*†	40,600	495,726
Intergraph Corp*†	45,689	1,181,518
Intermagnetics General Corp*†	22,052	750,430
Internet Capital Group Inc*	52,200	404,028
Internet Security Systems Inc*†	43,800	671,892
Inter-Tel Inc	27,500	686,675
InterVideo Inc*	13,700	177,278
InterVoice Inc*†	41,100	471,417
Interwoven Inc*†	46,275	467,378
Invision Technologies Inc*†	21,600	1,077,840
Iomega Corp*	66,560	371,405
Ixia*†	30,100	296,184
IXYS Corp*†	20,900	164,692
j2 Global Communications Inc*†	18,700	519,860
JDA Software Group Inc*	35,400	466,218
Jupitermedia Corp*	23,100	327,096
Keane Inc*†	58,400	799,496
KEMET Corp*	99,600	1,217,112
Keynote Systems Inc*†	11,300	155,375
Kintera Inc*	1,100	11,473
Komag Inc*†	36,200	505,714
Kopin Corp*†	80,200	409,822
KVH Industries Inc*†	21,100	268,603
Lattice Semiconductor Corp*†	129,100	904,991
Lawson Software Inc*	50,700	358,956
LeCroy Corp*	4,900	88,249
Lexar Media Inc*†	81,000	541,080

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Lionbridge Technologies Inc*†	44,900	$343,485
Macrovision Corp*	53,500	1,339,105
Magma Design Automation Inc*†	28,200	542,286
Manhattan Associates Inc*	31,400	969,632
ManTech International Corp ‘A’*	17,800	334,106
Manugistics Group Inc*†	80,800	264,216
MAPICS Inc*†	33,700	355,872
MapInfo Corp*	28,300	299,980
Marimba Inc*	14,000	113,820
MatrixOne Inc*†	58,000	400,780
Maxwell Technologies Inc*	8,200	105,780
McDATA Corp ‘A’*	122,400	658,512
Mentor Graphics Corp*	83,100	1,285,557
Mercury Computer Systems Inc*†	28,100	696,880
Merge Technologies Inc*	8,100	118,503
Merix Corp*	26,600	301,644
Methode Electronics Inc	40,600	526,582
Micrel Inc*	72,500	880,875
Micromuse Inc*	89,600	599,424
Micros Systems Inc*†	21,100	1,012,167
Microsemi Corp*	68,300	970,543
MicroStrategy Inc ‘A’*†	15,435	659,074
Microtune Inc*	40,800	190,536
Mindspeed Technologies Inc*	113,800	564,448
MIPS Technologies Inc*	36,400	222,768
Mobility Electronics Inc*	20,900	175,978
Monolithic System Technology Inc*†	15,700	118,221
MRO Software Inc*†	22,400	304,864
MRV Communications Inc*	120,800	330,992
MSC Software Corp*†	23,000	205,850
Net2Phone Inc*†	54,700	247,791
Netegrity Inc*	28,900	244,494
NetGear Inc*	19,100	205,134
NetIQ Corp*	65,256	861,379
NetScout Systems Inc*†	17,900	117,961
Network Equipment Technologies Inc*†	35,100	286,416
Newport Corp*†	46,100	745,437
NMS Communications Corp*	43,200	318,816
Novatel Wireless Inc*	18,100	479,650
OmniVision Technologies Inc*†	67,900	1,083,005
ON Semiconductor Corp*†	150,900	757,518
Open Solutions Inc*	16,500	412,170
Openwave Systems Inc*†	73,599	934,707
Oplink Communications Inc*†	122,300	234,816
OPNET Technologies Inc*†	13,500	176,850
Opsware Inc*†	50,600	400,752
Optical Communication Products Inc*	5,300	12,932
OSI Systems Inc*†	15,100	300,943
Overland Storage Inc*†	15,600	207,324
Packeteer Inc*†	37,500	605,625
PalmOne Inc*†	48,877	1,699,453
PalmSource Inc*†	16,691	286,084
Paradyne Networks Corp*	32,400	178,200
Parametric Technology Corp*	290,800	1,454,000
Park Electrochemical Corp	19,750	498,688
PC-Tel Inc*†	31,300	369,340
PDF Solutions Inc*†	12,000	101,640
PEC Solutions Inc*†	11,900	141,967
Pegasystems Inc*†	4,500	39,375
Pericom Semiconductor Corp*	26,400	282,744
Perot Systems Corp ‘A’*	85,100	1,129,277
Pinnacle Systems Inc*	78,700	562,705
Pixelworks Inc*†	46,300	709,316
Planar Systems Inc*†	16,700	223,613
Plexus Corp*	49,300	665,550
PLX Technology Inc*	26,500	457,390
Power Integrations Inc*†	33,900	844,110
Progress Software Corp*	37,000	801,790
QAD Inc*	7,900	83,819
Quantum Corp*†	183,400	568,540
Quest Software Inc*†	53,000	683,700
RadiSys Corp*†	21,450	398,326
RealNetworks Inc*	114,600	783,864
Redback Networks Inc*†	33,700	216,017
REMEC Inc*†	72,450	457,884
Retek Inc*	63,800	391,732
RF Micro Devices Inc*†	212,600	1,594,500
RSA Security Inc*†	71,800	1,469,746
Safeguard Scientifics Inc*†	137,000	315,100
SafeNet Inc*†	26,492	733,299
Sapient Corp*†	96,600	580,566
SBS Technologies Inc*	23,500	377,645
ScanSoft Inc*†	92,356	457,162
ScanSource Inc*†	12,800	760,576
SeaChange International Inc*†	28,000	472,640
Secure Computing Corp*†	47,000	547,550
SeeBeyond Technology Corp*†	47,800	180,206
Serena Software Inc*†	32,600	622,334
SI International Inc*	2,100	42,819
Sigmatel Inc*	25,100	729,406
Silicon Graphics Inc*†	271,916	598,215
Silicon Image Inc*	86,600	1,137,058
Silicon Storage Technology Inc*†	92,900	956,870
Siliconix Inc*†	6,700	332,454
SimpleTech Inc*†	41,600	141,856
Sipex Corp*†	22,600	128,820
SiRF Technology Holdings Inc*	8,100	105,867
Skyworks Solutions Inc*†	178,300	1,556,559
SonicWALL Inc*	62,900	540,940
Sonus Networks Inc*†	259,800	1,241,844
SPSS Inc*†	12,100	217,437
SRA International Inc ‘A’*	12,100	512,072
SS&C Technologies Inc†	18,999	355,281
Staktek Holdings Inc*	2,800	14,700
Standard Microsystems Corp*	23,000	536,360
Stellent Inc*	30,900	263,886
Stratasys Inc*†	12,800	316,928
Stratex Networks Inc*	96,300	284,085
Supertex Inc*†	5,200	84,968
SupportSoft Inc*†	38,000	329,840
Sycamore Networks Inc*	194,600	823,158
Sykes Enterprises Inc*	28,600	216,216
Synaptics Inc*	28,800	551,520
SYNNEX Corp*	2,700	42,390
Syntel Inc†	3,700	61,235
Sypris Solutions Inc†	7,500	143,925
Talx Corp†	19,290	471,255
Tekelec*	61,800	1,122,906
Terremark Worldwide Inc*	277,600	235,960
Tessera Technologies Inc*	23,600	425,272
The TriZetto Group Inc*†	25,400	170,180
Tier Technologies Inc ‘B’*†	18,300	178,242
TippingPoint Technologies Inc*	1,300	33,006
Titan Corp*†	51,600	669,768
Transaction Systems Architects Inc ‘A’*	45,700	983,921
Transmeta Corp DE*†	163,400	357,846
Trident Microsystems Inc*	15,900	178,239
Trimble Navigation Ltd*	60,750	1,688,242
Tripath Technology Inc*	23,000	74,750
TriQuint Semiconductor Inc*†	155,704	850,144
TTM Technologies Inc*	41,100	487,035
Tumbleweed Communications Corp*	41,000	174,660
Tyler Technologies Inc*†	42,000	397,320
Ulticom Inc*†	5,900	69,030
Ultimate Software Group Inc*	23,300	235,330
Universal Display Corp*†	21,800	234,132
UNOVA Inc*†	57,800	1,170,450
Varian Inc*	39,700	1,673,355

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Verint Systems Inc*†	10,800	$369,576
Verity Inc*	34,100	460,691
Verso Technologies Inc*†	121,700	212,975
ViaSat Inc*	23,800	593,810
Vignette Corp*	330,400	548,464
Vitesse Semiconductor Corp*†	245,800	1,199,504
WatchGuard Technologies Inc*	43,700	315,514
WebEx Communications Inc*†	34,500	750,720
webMethods Inc*	59,800	512,486
Websense Inc*	26,200	975,426
Westell Technologies Inc ‘A’*	61,600	314,160
Wind River Systems inc*†	87,000	1,023,120
Witness Systems Inc*	28,500	346,275
WJ Communications Inc*	56,000	198,240
Xicor Inc*	33,700	509,881
Xybernaut Corp*	159,900	267,033
Zhone Technologies Inc*†	39,175	152,782
Zix Corp*	31,300	248,523
Zoran Corp*†	51,406	943,301

		160,116,837

Utilities - 3.73%
Airgate PCS Inc*	10,100	184,830
Alamosa Holdings Inc*	64,600	474,810
Alaska Communications Systems Group Inc*	21,200	129,320
American States Water Co†	17,450	405,538
Aquila Inc*	217,400	773,944
Arch Wireless Inc ‘A’*	18,000	512,820
Atmos Energy Corp†	59,900	1,533,440
Avista Corp†	57,500	1,059,150
Black Hills Corp†	38,400	1,209,600
Boston Communications Group Inc*†	21,000	215,250
California Water Service Group†	18,200	501,410
Cascade Natural Gas Corp†	18,500	408,295
Centennial Communications Corp*†	2,100	15,015
Central Vermont Public Service Corp†	13,800	282,762
CH Energy Group Inc†	18,300	849,852
Cincinnati Bell Inc*	262,900	1,167,276
Cleco Corp	59,000	1,060,820
CMS Energy Corp*†	178,700	1,631,531
Commonwealth Telephone Enterprises Inc*†	27,300	1,222,221
Connecticut Water Service Inc†	6,350	162,941
CT Communications Inc	21,600	325,080
D&E Communications Inc†	13,700	183,854
Dobson Communications Corp ‘A’*†	141,500	461,290
Duquesne Light Holdings Inc	81,100	1,566,041
El Paso Electric Co*†	60,600	935,664
EnergySouth Inc	8,400	336,168
General Communication Inc ‘A’*	57,300	454,962
Golden Telecom Inc† (Russia)	16,200	455,868
IDACORP Inc†	45,700	1,233,900
Intrado Inc*†	19,800	318,582
ITC DeltaCom Inc*	3,200	17,824
Mediacom Communications Corp‘A’*†	72,200	564,604
Metrocall Holdings Inc*	5,100	341,700
MGE Energy Inc	17,500	571,025
Middlesex Water Co†	18,166	352,057
New Jersey Resources Corp	34,500	1,434,510
Nicor Inc	47,000	1,596,590
North Pittsburgh Systems Inc†	12,500	250,625
Northwest Natural Gas Co†	33,000	1,006,500
NUI Corp†	26,400	385,440
Otter Tail Corp†	27,800	746,708
Peoples Energy Corp	40,100	1,690,215
Piedmont Natural Gas Co	40,800	1,742,160
PNM Resources Inc†	74,900	1,555,673
Price Communications Corp*	45,923	677,823
Primus Telecommunications Group Inc*†	96,400	489,712
PTEK Holdings Inc*	58,700	676,811
Shenandoah Telecom Co†	4,200	113,400
Sierra Pacific Resources Corp*†	134,066	1,033,649
SJW Corp	5,200	176,800
South Jersey Industries Inc†	18,500	814,000
Southern Union Co*†	62,922	1,326,396
Southwest Gas Corp	39,400	950,722
Southwest Water Co†	27,993	350,472
Southwestern Energy Co*	45,500	1,304,485
SureWest Communications†	15,800	499,280
Talk America Holdings Inc*†	39,666	304,238
The Empire District Electric Co†	34,900	701,839
The Laclede Group Inc†	24,900	682,509
Time Warner Telecom Inc ‘A’*†	60,500	253,495
Triton PCS Holdings Inc ‘A’*†	28,700	125,132
Ubiquitel Inc*	94,600	399,212
UIL Holdings Corp†	15,000	730,350
UniSource Energy Corp†	40,100	996,485
WGL Holdings Inc	51,600	1,481,952

		46,416,627

Total Common Stocks (Cost $1,092,118,912)		1,171,756,823

	Principal Amount
CORPORATE BONDS & NOTES - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc 8.000% due 01/02/07 +	$349	19

Materials & Processing - 0.00%
Brookfield Homes Corp 12.000% due 06/30/20	25,000	25,875

Total Corporate Bonds & Notes (Cost $25,000)		25,894

SHORT-TERM INVESTMENT - 5.28%
Repurchase Agreement - 5.28%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $65,614,094; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $17,967,628; and U.S. Treasury Bonds 8.500% due 02/15/20 and market value $48,963,238)	65,613,000	65,613,000

Total Short-Term Investment (Cost $65,613,000)		65,613,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.53% (Cost $1,157,756,912)		1,237,395,717

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.64%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	306,303,730	$306,303,730

Total Securities Lending Collateral (Cost $306,303,730)		306,303,730

TOTAL INVESTMENTS - 124.17% (Cost $1,464,060,642)		1,543,699,447

OTHER ASSETS & LIABILITIES, NET - (24.17%)		(300,512,319)

NET ASSETS - 100.00%		$1,243,187,128

Note to Schedule of Investments

(a) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

Russell 2000 (09/04)	242	$69,298,725	$2,373,780

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.67%
Integrated Oils - 0.38%
Petroleo Brasilerio SA (Brazil)	95,000	$2,355,093

Materials & Processing - 0.29%
Cia Vale do Rio Doce ‘A’ ADR† (Brazil)	44,800	1,751,680

Total Preferred Stocks (Cost $2,672,251)		4,106,773

COMMON STOCKS - 59.47%
Autos & Transportation - 0.69%
Empresa Brasileira de Aeronautica SA ADR† (Brazil)	114,200	3,264,978
TRW Automotive Holdings Corp*	50,800	957,580

		4,222,558

Consumer Discretionary - 10.60%
AMC Entertainment Inc*†	163,700	2,516,069
Cendant Corp	548,400	13,424,832
ChoicePoint Inc*	77,700	3,547,782
EchoStar Communications Corp ‘A’*	80,900	2,487,675
Liberty Media Corp ‘A’*	882,700	7,935,473
Liberty Media International Inc ‘A’*	44,135	1,637,408
McDonald’s Corp	217,300	5,649,800
Regal Entertainment Group ‘A’†	52,700	953,870
Sears Roebuck & Co†	161,100	6,083,136
Take-Two Interactive Software Inc*†	280,500	8,594,520
The Brink’s Co	83,700	2,866,725
The Gap Inc†	147,400	3,574,450
Viacom Inc ‘B’	161,200	5,758,064

		65,029,804

Consumer Staples - 3.78%
Altria Group Inc	191,100	9,564,555
Constellation Brands Inc ‘A’*	151,500	5,625,195
Tyson Foods Inc ‘A’	272,200	5,702,590
Unilever NV ‘NY’ (Netherlands)	33,900	2,322,489

		23,214,829

Energy - 0.23%
Halliburton Co	46,900	1,419,194

Financial Services - 12.20%
Bank of America Corp	96,046	8,127,413
CIT Group Inc	80,900	3,097,661
Citigroup Inc	111,900	5,203,350
Fannie Mae	29,500	2,105,120
Freddie Mac	23,700	1,500,210
Genworth Financial Inc ‘A’*†	419,900	9,636,705
Host Marriott Corp*	379,300	4,688,148
J.P. Morgan Chase & Co	173,200	6,714,964
Merrill Lynch & Co Inc	29,700	1,603,206
Morgan Stanley	66,700	3,519,759
Platinum Underwriters Holdings Ltd† (Bermuda)	30,300	922,029
Prudential Financial Inc	124,600	5,790,162
SLM Corp	90,400	3,656,680
SouthTrust Corp	91,900	3,566,639
U.S. Bancorp	120,800	3,329,248
UBS AG (Switzerland)	29,427	2,074,393
UnumProvident Corp†	134,700	2,141,730
Wells Fargo & Co	60,200	3,445,246
XL Capital Ltd ‘A’† (Bermuda)	50,100	3,780,546

		74,903,209

Health Care - 9.71%
Aetna Inc	43,400	3,689,000
Beckman Coulter Inc	69,100	4,215,100
GlaxoSmithKline PLC ADR† (United Kingdom)	70,700	2,931,222
Guidant Corp	61,100	3,414,268
MedImmune Inc*	219,200	5,129,280
Novartis AG (Switzerland)	104,312	4,603,593
PacifiCare Health Systems Inc*†	86,200	3,332,492
Pfizer Inc	160,160	5,490,285
Province Healthcare Co*†	232,100	3,980,515
Schering-Plough Corp	198,600	3,670,128
Tenet Healthcare Corp*	531,000	7,120,710
Teva Pharmaceutical Industries Ltd ADR† (Israel)	58,100	3,909,549
Watson Pharmaceuticals Inc*	93,800	2,523,220
Wyeth	153,900	5,565,024

		59,574,386

Integrated Oils - 2.54%
BP PLC ADR (United Kingdom)	56,000	2,999,920
LUKOIL ADR† (Russia)	36,100	3,797,720
Talisman Energy Inc (Canada)	204,900	4,447,703
Total SA ADR (France)	32,200	3,093,776
YUKOS ADR† (Russia)	40,334	1,282,621

		15,621,740

Materials & Processing - 1.59%
Bowater Inc	37,800	1,572,102
GrafTech International Ltd*†	190,300	1,990,538
Praxair Inc	65,300	2,606,123
The Dow Chemical Co	45,200	1,839,640
WCI Communities Inc*†	77,400	1,726,794

		9,735,197

Multi-Industry - 1.14%
General Electric Co	113,600	3,680,640
Tyco International Ltd (Bermuda)	101,100	3,350,454

		7,031,094

Producer Durables - 2.10%
Orbital Sciences Corp*†	490,300	6,771,043
The Boeing Co	44,000	2,247,960
Toll Brothers Inc*†	90,900	3,846,888

		12,865,891

Technology - 9.05%
Analog Devices Inc	47,000	2,212,760
Compuware Corp*	135,700	895,620
CSG Systems International Inc*†	128,700	2,664,090
Flextronics International Ltd* (Singapore)	393,600	6,277,920
Hewlett-Packard Co	378,300	7,982,130
Infosys Technologies Ltd ADR† (India)	11,800	1,094,686
Intel Corp	193,200	5,332,320
International Business Machines Corp	120,500	10,622,075
Microsoft Corp	321,200	9,173,472
Net2Phone Inc*†	558,500	2,530,005
Raytheon Co	137,500	4,918,375
Unisys Corp*†	130,600	1,812,728

		55,516,181

Utilities - 5.84%
AT&T Corp	63,500	929,005
IDT Corp ‘B’*†	392,700	7,241,388
Kinder Morgan Inc	48,000	2,845,920
PG&E Corp*	64,900	1,813,306

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Sempra Energy	58,800	$2,024,484
The AES Corp*	441,200	4,381,116
UnitedGlobalCom Inc ‘A’*†	2,285,030	16,589,318

		35,824,537

Total Common Stocks (Cost $293,022,171)		364,958,620

	Principal
	Amount
CORPORATE BONDS & NOTES - 11.43%
Autos & Transportation - 1.11%

Burlington Northern Santa Fe Corp 7.082% due 05/13/29	$280,000	304,863
CSX Corp 6.250% due 10/15/08	705,000	752,860
DaimlerChrysler NA Holding Corp 4.750% due 01/15/08	1,320,000	1,332,009
Delphi Corp 6.550% due 06/15/06	615,000	646,740
FedEx Corp 2.650% due 04/01/07~	1,365,000	1,326,405
General Motors Corp 8.375% due 07/15/33	1,145,000	1,215,391
Lear Corp 7.960% due 05/15/05†	1,210,000	1,261,956

		6,840,224

Consumer Discretionary - 1.81%
Allied Waste North America Inc 8.875% due 04/01/08	585,000	643,500
Caesars Entertainment Inc 7.000% due 07/15/04	505,000	505,000
Hilton Hotels Corp 7.950% due 04/15/07	469,000	508,865
J.C. Penney Co Inc 7.600% due 04/01/07	1,210,000	1,311,337
Liberty Media Corp 3.500% due 09/25/06	680,000	679,125
The Gap Inc 6.900% due 09/15/07	600,000	649,500
The Hertz Corp ‘A’ 6.350% due 06/15/10	2,110,000	2,131,706
The Walt Disney Co 4.875% due 07/02/04†	670,000	670,000
Time Warner Entertainment Co LP 10.150% due 05/01/12	289,000	368,517
Time Warner Inc 9.125% due 01/15/13	653,000	797,301
Viacom Inc 7.875% due 07/30/30	155,000	184,097
Waste Management Inc 7.375% due 08/01/10	1,115,000	1,254,288
Yum! Brands Inc 8.500% due 04/15/06	1,280,000	1,392,415

		11,095,651

Consumer Staples - 0.97%
Albertson’s Inc 7.500% due 02/15/11	200,000	225,677
Delhaize America Inc 7.550% due 04/15/07	825,000	880,631
Kraft Foods Inc 5.250% due 06/01/07	1,495,000	1,555,842
Safeway Inc 3.800% due 08/15/05	1,290,000	1,302,750
6.500% due 03/01/11	325,000	344,823
The Kroger Co 6.800% due 04/01/11	365,000	398,272
7.800% due 08/15/07	1,100,000	1,221,240

		5,929,235

Energy - 0.10%
Chesapeake Energy Corp 7.500% due 06/15/14~	600,000	621,000

Financial Services - 3.54%
ABN Amro NA Holding Capital Trust I 6.523% due 12/29/49~++	670,000	707,497
AIG SunAmerica Global Financing X 6.900% due 03/15/32~	210,000	231,547
American Honda Finance Corp 3.850% due 11/06/08~	345,000	339,216
AXA (France) 8.600% due 12/15/30	860,000	1,056,264
Bankers Trust Corp 7.375% due 05/01/08	125,000	139,578
Boeing Capital Corp 5.650% due 05/15/06	188,000	197,628
Cigna Corp 7.400% due 05/15/07	1,465,000	1,600,395
CIT Group Inc 7.750% due 04/02/12	555,000	633,890
Deutsche Telekom Int’l Finance BV (Germany) 8.500% due 06/15/10	870,000	1,017,856
EOP Operating LP 6.763% due 06/15/07	215,000	231,698
8.375% due 03/15/06	515,000	557,555
Ford Holdings Inc 9.300% due 03/01/30	760,000	839,608
Franklin Resources Inc 3.700% due 04/15/08	485,000	477,934
General Motors Acceptance Corp 8.000% due 11/01/31	80,000	82,197
Household Finance Corp 6.750% due 05/15/11	1,075,000	1,176,386
8.000% due 07/15/10	85,000	98,754
iStar Financial Inc 2.719% due 03/12/07~++	1,035,000	1,041,469
John Hancock Global Funding II 7.900% due 07/02/10~	1,100,000	1,275,874
Merrill Lynch & Co Inc 4.125% due 01/15/09	1,240,000	1,224,341
Morgan Stanley 6.600% due 04/01/12	180,000	194,077
6.750% due 04/15/11	560,000	614,527
NiSource Finance Corp 3.200% due 11/01/06	190,000	187,945
7.875% due 11/15/10	885,000	1,015,849
PF Export Receivables Master Trust (Cayman) 3.748% due 06/01/13~	525,000	500,769
Prudential Holdings LLC 8.695% due 12/18/23~	975,000	1,173,452
Prudential Insurance Co of America 8.300% due 07/01/25~	1,105,000	1,338,428
Sprint Capital Corp 7.125% due 01/30/06	615,000	651,066
8.750% due 03/15/32	550,000	642,742
The Hartford Financial Services Group Inc 2.375% due 06/01/06	405,000	398,615

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Toll Corp 8.250% due 12/01/11	$625,000	$681,250
Vornado Realty Trust 5.625% due 06/15/07	1,295,000	1,370,939

		21,699,346

Health Care - 0.22%
Aetna Inc 7.375% due 03/01/06	1,240,000	1,322,162

Integrated Oils - 0.08%
Petroleos Mexicanos (Mexico) 9.500% due 09/15/27	440,000	495,000

Materials & Processing - 0.05%
Weyerhaeuser Co 5.500% due 03/15/05	306,000	312,524

Multi-Industry - 0.33%
Hutchison Whampoa International Ltd (Cayman) 7.450% due 11/24/33~	565,000	542,628
Tyco International Group SA (Bermuda) 5.875% due 11/01/04	133,000	134,561
6.375% due 02/15/06	880,000	924,272
6.750% due 02/15/11	412,000	448,271

		2,049,732

Producer Durables - 0.42%
Beazer Homes USA Inc 8.625% due 05/15/11	625,000	662,500
D.R. Horton Inc 9.375% due 03/15/11	580,000	643,075
McDonnell Douglas Corp 6.875% due 11/01/06	167,000	178,809
Northrop Grumman Corp 7.125% due 02/15/11	755,000	849,577
Pulte Homes Inc 8.375% due 08/15/04	265,000	266,220

		2,600,181

Technology - 0.17%
Raytheon Co 6.500% due 07/15/05	985,000	1,019,874

Utilities - 2.63%
AT&T Corp 6.000% due 03/15/09†	52,000	49,578
AT&T Wireless Services Inc 7.500% due 05/01/07	990,000	1,086,178
7.875% due 03/01/11	360,000	410,026
British Telecom PLC (United Kingdom) 7.875% due 12/15/05	925,000	989,315
CenterPoint Energy Inc 5.875% due 06/01/08	820,000	832,514
CenterPoint Energy Resources Corp 8.125% due 07/15/05	220,000	231,146
Citizens Communications Co 9.250% due 05/15/11	320,000	334,884
Conectiv Inc 5.300% due 06/01/05	177,000	180,506
Cox Communications Inc 6.875% due 06/15/05	325,000	336,815
7.750% due 08/15/06	765,000	831,790
Dominion Resources Inc VA 8.125% due 06/15/10	630,000	727,893
DTE Energy Co 6.375% due 04/15/33	735,000	690,486
6.450% due 06/01/06	525,000	552,406
Edison International 6.875% due 09/15/04	319,000	321,791
FirstEnergy Corp 5.500% due 11/15/06	1,255,000	1,299,043
France Telecom SA (France) 8.750% due 03/01/11	280,000	324,891
9.500% due 03/01/31	480,000	604,126
Kinder Morgan Inc 6.500% due 09/01/12	710,000	753,448
MidAmerican Energy Co 6.750% due 12/30/31	285,000	306,387
Niagara Mohawk Power Corp 5.375% due 10/01/04	440,000	443,765
Progress Energy Inc 6.850% due 04/15/12†	20,000	21,645
PSEG Energy Holdings LLC 7.750% due 04/16/07	660,000	694,650
TCI Communications Inc 7.875% due 02/15/26	715,000	809,123
TECO Energy Inc 10.500% due 12/01/07	575,000	644,000
Tele-Communications Inc-TCI Group ‘A’ 9.800% due 02/01/12	1,200,000	1,506,552
Telefonos de Mexico SA de CV (Mexico) 8.250% due 01/26/06	575,000	617,591
TXU Corp 6.375% due 01/01/08	537,000	571,673

		16,172,222

Total Corporate Bonds & Notes (Cost $69,602,040)		70,157,151

MORTGAGE-BACKED SECURITIES - 30.83%
Collateralized Mortgage Obligations - 5.99%
Bank of America Mortgage Securities 3.712% due 06/25/34"++	1,292,398	1,297,017
Bear Stearns Commercial Mortgage Securities 4.000% due 03/13/40"	2,232,636	2,185,542
Fannie Mae 1.664% due 12/18/32"++	652,279	654,485
2.232% due 09/25/42"	912,128	912,090
4.500% due 08/25/09"	1,176,230	1,185,109
5.000% due 02/25/12 - 01/25/17"±	530,526	535,740
6.000% due 03/25/27 - 09/25/30"±	3,468,582	3,564,997
6.500% due 06/25/23"	1,572,336	1,653,335
Fannie Mae (IO) 6.000% due 11/25/30+"++	1,305,000	132,444
6.700% due 04/25/32 - 09/25/32"++±	4,526,877	458,369
6.800% due 03/25/32"++	933,914	93,773
7.000% due 06/01/23 - 07/01/26"±	5,588,673	1,243,641
7.500% due 11/01/23 - 01/01/24"±	2,343,617	541,137
Fannie Mae (PO) 0.000% due 09/25/23 - 04/01/29"±	2,124,779	1,743,271
First Union-Lehman Brothers-Bank of America 6.560% due 11/18/35"	710,000	766,586

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Freddie Mac 1.639% due 06/15/29 - 01/15/33" ++±	$859,765	$860,957
1.739% due 03/15/32"++	428,849	432,523
4.500% due 02/15/18"	1,081,361	1,084,623
5.500% due 10/15/14 - 02/25/42"±	270,150	275,663
6.000% due 10/15/09 - 04/15/30"±	1,871,777	1,895,976
6.500% due 02/15/23 - 04/15/30"±	2,928,268	3,019,619
Freddie Mac (IO) 6.411% due 07/15/26 - 03/15/29"++±	1,857,179	196,212
6.500% due 02/01/28 - 01/01/29"±	619,209	142,286
7.000% due 06/01/26 - 04/01/27"±	2,812,024	621,750
Freddie Mac (PO) 0.000% due 06/01/26 - 02/01/32"±	2,467,674	2,023,700
GE Capital Commercial Mortgage Corp 4.093% due 01/10/38"	1,899,000	1,868,355
GMAC Commercial Mortgage Securities Inc 6.869% due 07/15/29"	543,208	582,279
Government National Mortgage Association (IO) 6.248% due 02/16/32"++	1,363,377	121,940
6.348% due 01/16/27"++	1,107,897	105,773
6.371% due 01/17/30"++	1,132,704	107,939
6.448% due 12/16/26"++	2,765,331	264,501
J.P. Morgan Chase Commercial Mortgage Corp 3.972% due 03/12/39"	1,368,714	1,337,510
Nomura Asset Securities Corp 6.590% due 03/15/30"	790,000	857,985
Prudential Mortgage Capital Co II LLC 7.306% due 10/06/15~"	1,620,000	1,812,551
Washington Mutual Inc 2.450% due 02/25/34"++	2,170,000	2,174,562

		36,754,240

Fannie Mae - 17.01%
4.500% due 07/20/34#"	5,556,000	5,429,257
5.000% due 07/15/34#"	3,389,000	3,273,564
5.500% due 07/15/34 - 07/20/34#"±	32,247,000	32,411,251
5.500% due 07/01/33 - 03/01/34"±	7,829,362	7,815,458
6.500% due 07/15/34#"	23,316,000	24,277,785
6.500% due 03/01/28 - 10/01/30"±	2,958,261	3,092,935
7.000% due 08/01/28 - 11/01/33"±	3,088,339	3,275,006
7.000% due 07/15/34#"	23,430,000	24,711,340
8.500% due 07/01/32"	115,393	124,966

		104,411,562

Freddie Mac - 7.83%
5.000% due 07/15/24#"	12,715,000	12,273,942
5.500% due 01/01/34"	746,011	744,101
7.000% due 07/15/34#"	30,239,000	31,892,710
7.000% due 09/01/33 - 11/01/33"±	2,941,340	3,105,308

		48,016,061

Total Mortgage-Backed Securities (Cost $187,897,461)		189,181,863

ASSET-BACKED SECURITIES - 7.87%
Bank One Auto Securitization Trust 1.290% due 08/21/06"	1,173,163	1,170,920
BMW Vehicle Owner Trust 1.450% due 11/25/05"	497,960	498,297
1.880% due 10/25/06"	1,560,000	1,555,632
Capital Auto Receivables Asset Trust 1.200% due 05/16/05"	457,766	457,983
Caterpillar Financial Asset Trust 1.250% due 10/25/05"	384,385	384,487
Centex Home Equity Co LLC 1.640% due 02/25/18"	171,842	171,646
1.836% due 10/25/17"	23,905	23,895
2.030% due 06/25/19"	722,535	721,043
2.140% due 07/25/18"	1,016,360	1,015,747
Chase Funding Mortgage Loan Certificates 1.380% due 08/25/17"++	360,843	361,006
1.420% due 09/25/17"++	1,046,326	1,046,894
Chase Manhattan Auto Owner Trust 1.260% due 01/16/06"	323,251	323,265
1.280% due 03/15/06"	568,927	568,669
4.240% due 09/15/08"	310,000	315,069
CIT Equipment Collateral 1.490% due 12/20/05"	678,322	678,409
Citibank Credit Card Issuance Trust 4.400% due 02/15/07"	1,100,000	1,120,925
Citifinancial Mortgage Securities Inc 1.400% due 05/25/33"++	376,249	376,454
1.420% due 08/25/33"++	661,982	662,325
1.940% due 01/25/33"	83,176	83,146
Daimler Chrysler Auto Trust 1.520% due 12/08/05"	2,019,937	2,020,655
1.610% due 07/10/06"	2,700,000	2,696,787
Ford Credit Auto Owner Trust 1.620% due 08/15/05"	297,764	298,021
2.130% due 10/15/06"	1,400,000	1,397,428
Harley-Davidson Motorcycle Trust 1.500% due 01/15/08"	1,501,900	1,498,902
1.910% due 04/15/07"	307,288	307,681
Honda Auto Receivables Owner Trust 1.340% due 12/21/05"	956,197	956,308
1.460% due 09/19/05"	349,111	349,338
1.520% due 04/21/06"	2,420,200	2,418,992
1.580% due 07/17/06"	2,340,000	2,337,539
Household Automotive Trust 1.560% due 12/18/06"	1,190,000	1,188,219
M&I Auto Loan Trust 1.600% due 07/20/06"	1,990,000	1,989,682
2.490% due 10/22/07"	1,129,421	1,133,245
National City Auto Receivables Trust 1.500% due 02/15/07"	1,070,000	1,065,949
Nissan Auto Lease Trust 1.690% due 12/15/05"	1,448,521	1,449,917
Nissan Auto Receivables Owner Trust 1.200% due 11/15/05"	1,366,428	1,366,763
1.400% due 07/17/06"	1,530,000	1,523,121
1.450% due 05/16/05"	100,476	100,542
4.280% due 10/16/06"	320,000	324,482
Toyota Auto Receivables Owner Trust 1.280% due 08/15/05"	555,563	555,850
1.430% due 02/15/06"	1,444,338	1,443,373
3.760% due 06/15/06"	349,607	352,080
USAA Auto Owner Trust 1.220% due 04/17/06"	742,469	742,407
1.430% due 09/15/06"	2,950,000	2,937,113
2.410% due 10/16/06"	585,892	587,690

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Volkswagen Auto Loan Enhanced Trust 1.110% due 12/20/05"	$1,924,956	$1,923,769
1.550% due 06/20/06"	1,340,000	1,338,908
Whole Auto Loan Trust 1.400% due 04/15/06"	2,206,651	2,205,050
1.880% due 06/15/05"	238,417	238,626

Total Asset-Backed Securities (Cost $48,347,667)		48,284,249

U.S. GOVERNMENT AGENCY ISSUES - 4.43%
Fannie Mae 4.250% due 07/15/07†	2,200,000	2,242,167
7.250% due 01/15/10†	4,100,000	4,672,860
7.250% due 05/15/30	1,340,000	1,589,418
Federal Home Loan Bank 5.250% due 08/15/06†	2,350,000	2,454,159
Freddie Mac 2.750% due 08/15/06	815,000	809,793
2.875% due 12/15/06†	1,600,000	1,585,339
3.625% due 09/15/08†	3,000,000	2,960,220
4.500% due 01/15/13**†	850,000	820,092
4.875% due 11/15/13	630,000	618,575
5.500% due 07/15/06**†	3,195,000	3,345,117
5.750% due 01/15/12†	3,270,000	3,455,089
6.625% due 09/15/09†	610,000	674,819
Tennessee Valley Authority 4.750% due 08/01/13	265,000	259,037
5.375% due 11/13/08†	745,000	785,085
6.000% due 03/15/13	255,000	272,554
7.125% due 05/01/30	559,000	651,697

Total U.S. Government Agency Issues (Cost $27,915,002)		27,196,021

U.S. TREASURY OBLIGATIONS - 0.63%
U.S. Treasury Notes - 0.63%
3.875% due 05/15/09†	2,746,000	2,756,083
4.750% due 05/15/14†	448,000	452,813
5.750% due 08/15/10†	640,000	698,001

Total U.S. Treasury Obligations (Cost $3,901,632)		3,906,897

FOREIGN GOVERNMENT BONDS - 0.10%
United Mexican States (Mexico) 7.500% due 01/14/12†	575,000	621,000

Total Foreign Government Bonds (Cost $635,834)		621,000

SHORT-TERM INVESTMENT - 5.34%
Repurchase Agreement - 5.34%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $32,765,546; collateralized by U.S. Treasury Bonds 0.000% due 11/04/04 (PO) and market value $33,423,634)	32,765,000	32,765,000

Total Short-Term Investment (Cost $32,765,000)		32,765,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 120.77% (Cost $666,759,058)		741,177,574

	Shares
SECURITIES LENDING COLLATERAL - 13.95%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	85,652,667	85,652,667

Total Securities Lending Collateral (Cost $85,652,667)		85,652,667

TOTAL INVESTMENTS - 134.72% (Cost $752,411,725)		826,830,241

OTHER ASSETS & LIABILITIES, NET - (34.72%)		(213,106,902)

NET ASSETS - 100.00%		$613,723,339

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $985,889 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)
U.S. Treasury 2-Year Notes (09/04)	269	$53,800,000	($60,255)
U.S. Treasury 5-Year Notes (09/04)	98	9,800,000	(103,984)
U.S. Treasury 10-Year Notes (09/04)	142	14,200,000	172,628
U.S. Treasury 30-Year Bonds (09/04)	92	9,200,000	151,125

			$159,514

(b) IO - Interest Only       PO - Principal Only

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
MicroStrategy Inc* Exp. 06/24/07	17,632	$1,763

Total Warrants (Cost $0)		1,763

PREFERRED STOCK - 0.00%
Consumer Discretionary - 0.00%
The News Corp Ltd ADR (Australia)	1	15

Total Preferred Stock (Cost $14)		15

COMMON STOCKS - 98.07%
Autos & Transportation - 1.77%
Aftermarket Technology Corp*†	893	14,735
American Axle & Manufacturing Holdings Inc	12,800	465,408
Autoliv Inc (Sweden)	12,400	523,280
Burlington Northern Santa Fe Corp	37,800	1,325,646
CNF Inc	5,700	236,892
Dana Corp	65,800	1,289,680
Delphi Corp	8,600	91,848
EGL Inc*	6,800	180,880
Ford Motor Co	351,000	5,493,150
General Motors Corp	26,400	1,229,976
Harley-Davidson Inc	10,700	662,758
J.B. Hunt Transport Services Inc	34,200	1,319,436
Lear Corp	10,800	637,092
Norfolk Southern Corp	23,400	620,568
OMI Corp	22,200	264,180
Oshkosh Truck Corp	1,000	57,310
PACCAR Inc	38,500	2,232,615
Polaris Industries Inc†	6,100	292,800
Teekay Shipping Corp† (Bahamas)	15,400	575,652
United Parcel Service Inc ‘B’	69,900	5,254,383
Yellow Roadway Corp*	1	12

		22,768,301

Consumer Discretionary - 10.61%
Abercrombie & Fitch Co ‘A’	23,900	926,125
Action Performance Cos Inc†	30,200	455,114
Aeropostale Inc*†	33,750	908,212
Amazon.com Inc*	57,000	3,100,800
American Eagle Outfitters Inc*	19,800	572,418
AnnTaylor Stores Corp*	38,650	1,120,077
Apollo Group Inc ‘A’*	8,500	750,465
Applebee’s International Inc	33,450	770,019
AutoNation Inc*	32,500	555,750
Aztar Corp*	3,800	106,400
Barnes & Noble Inc*	3,900	132,522
Best Buy Co Inc	7,300	370,402
Borders Group Inc	29,900	700,856
Brinker International Inc*†	400	13,648
Caesars Entertainment Inc*	37,500	562,500
CBRL Group Inc	21,100	650,935
CEC Entertainment Inc*	28,400	838,084
Choice Hotels International Inc†	2,600	130,416
Claire’s Stores Inc	49,000	1,063,300
Clear Channel Communications Inc	29,300	1,082,635
Convergys Corp*	50,700	780,780
Cooper Industries Ltd ‘A’	5,900	350,519
Costco Wholesale Corp	34,400	1,412,808
EarthLink Inc*	12,800	132,480
Electronics Boutique Holdings Corp*†	700	18,438
Federated Department Stores Inc	27,500	1,350,250
Foot Locker Inc	10,700	260,438
Fox Entertainment Group Inc ‘A’*	23,000	614,100
Furniture Brands International Inc	2,500	62,625
Harman International Industries Inc	13,400	1,219,400
Harrah’s Entertainment Inc†	13,700	741,170
Hasbro Inc	35,000	665,000
Hollywood Entertainment Corp*	9,500	126,920
International Game Technology	72,700	2,806,220
ITT Educational Services Inc*	13,800	524,676
Jack in the Box Inc*†	3,100	92,070
Jones Apparel Group Inc	13,600	536,928
Kimberly-Clark Corp	20,300	1,337,364
Limited Brands Inc	18,300	342,210
Lowe’s Cos Inc	50,200	2,638,010
Mandalay Resort Group	17,000	1,166,880
Marriott International Inc ‘A’	18,400	917,792
Marvel Enterprises Inc*†	7,000	136,640
McDonald’s Corp	176,900	4,599,400
Michaels Stores Inc	3,000	165,000
Neiman-Marcus Group Inc ‘A’†	4,500	250,425
Nordstrom Inc	16,200	690,282
Office Depot Inc*	40,900	732,519
Pacific Sunwear of California Inc*	46,625	912,451
RadioShack Corp	31,600	904,708
Rare Hospitality International Inc*	15,000	373,500
Republic Services Inc	29,800	862,412
Robert Half International Inc	12,400	369,148
Ruby Tuesday Inc	18,600	510,570
Ryan’s Restaurant Group Inc*	5,000	79,000
Sears Roebuck & Co	31,400	1,185,664
Select Comfort Corp*†	1,500	42,600
Staples Inc	155,600	4,560,636
Take-Two Interactive Software Inc*†	18,900	579,096
Talbots Inc	21,000	822,150
Target Corp	74,500	3,164,015
Tech Data Corp*	8,100	316,953
The Advisory Board Co*†	7,200	256,320
The Estee Lauder Cos Inc ‘A’	14,400	702,432
The Gap Inc	244,900	5,938,825
The Gillette Co	131,500	5,575,600
The Home Depot Inc	438,600	15,438,720
The May Department Stores Co	29,500	810,955
The McGraw-Hill Cos Inc	10,100	773,357
The Stanley Works	8,500	387,430
The TJX Cos Inc	68,000	1,641,520
The Walt Disney Co	251,300	6,405,637
The Yankee Candle Co Inc*†	3,400	99,450
Timberland Co ‘A’*	22,900	1,479,111
Time Warner Inc*	483,500	8,499,930
Tommy Hilfiger Corp* (Hong Kong)	5,800	87,812
Tractor Supply Co*	1,800	75,276
United Online Inc*†	13,050	229,810
Viacom Inc ‘B’	218,000	7,786,960
Wal-Mart Stores Inc	439,900	23,209,124
Waste Management Inc	8,800	269,721
Whirlpool Corp	6,200	425,321
Yum! Brands Inc*	49,600	1,846,113
Zale Corp*	23,200	632,433

		136,736,782

Consumer Staples - 7.75%
Albertson’s Inc†	27,800	737,812
Altria Group Inc	399,500	19,994,975

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Anheuser-Busch Cos Inc	104,900	$5,664,600
Campbell Soup Co	48,500	1,303,680
Coca-Cola Enterprises Inc	19,900	576,901
Colgate-Palmolive Co	17,300	1,011,185
H.J. Heinz Co	72,900	2,857,680
Hershey Foods Corp	20,000	925,400
Kellogg Co	33,900	1,418,715
Kraft Foods Inc ‘A’	82,300	2,607,264
Pepsi Bottling Group Inc	22,200	677,988
PepsiAmericas Inc	1,300	27,612
PepsiCo Inc	329,900	17,775,012
Procter & Gamble Co	373,000	20,306,120
R.J. Reynolds Tobacco Holdings Inc†	19,400	1,311,246
Sysco Corp	82,600	2,962,862
The Coca-Cola Co	377,000	19,030,960
Tyson Foods Inc ‘A’	33,700	706,015

		99,896,027

Energy - 1.43%
Burlington Resources Inc	70,600	2,554,308
Chesapeake Energy Corp†	43,400	638,848
Cimarex Energy Co*	2,000	60,460
EOG Resources Inc	21,100	1,259,881
Frontier Oil Corp†	142,600	3,021,694
Halliburton Co	70,900	2,145,434
Kerr-McGee Corp	13,500	725,895
Newfield Exploration Co*	3,900	217,386
Noble Energy Inc	22,900	1,167,900
Oil States International Inc*†	28,100	429,930
Peabody Energy Corp	16,600	929,434
Pioneer Natural Resources Co	4,900	171,892
Pogo Producing Co	25,200	1,244,880
Sunoco Inc	19,300	1,227,866
Tesoro Petroleum Corp*†	8,300	229,080
The Houston Exploration Co*	10,300	533,952
Valero Energy Corp	16,100	1,187,536
Williams Cos Inc	63,600	756,840

		18,503,216

Financial Services - 23.88%
ACE Ltd (Bermuda)	36,100	1,526,308
Affiliated Managers Group Inc*†	3,650	183,850
AFLAC Inc	60,900	2,485,329
Allmerica Financial Corp*†	18,000	608,400
AMBAC Financial Group Inc	1,300	95,472
American Capital Strategies Ltd	3,100	86,862
American Express Co	122,000	6,268,360
American International Group Inc	408,000	29,082,240
Aon Corp	44,800	1,275,456
Assurant Inc	2,300	60,674
Astoria Financial Corp	6,400	234,112
Automatic Data Processing Inc	70,900	2,969,292
Bank of America Corp	375,524	31,776,841
Bank One Corp	344,100	17,549,100
Banknorth Group Inc†	35,400	1,149,792
BB&T Corp	55,300	2,044,441
Capital One Financial Corp	47,600	3,254,888
Charter One Financial Inc	55,400	2,448,126
CheckFree Corp*	18,500	555,000
Chicago Mercantile Exchange Inc†	6,100	880,657
Chubb Corp	5,200	354,536
CIGNA Corp	12,700	873,887
Cincinnati Financial Corp	1,360	59,187
CIT Group Inc	22,100	846,209
Citigroup Inc	897,200	41,719,800
City National Corp CA	2,500	164,250
Comerica Inc	9,900	543,312
Countrywide Financial Corp	41,449	2,911,792
Doral Financial Corp	9,400	324,300
E*TRADE Financial Corp*	47,400	528,510
Fannie Mae	184,000	13,130,240
Fidelity National Financial Inc	40,037	1,494,982
Fifth Third Bancorp	42,000	2,258,760
Flagstar Bancorp Inc†	9,200	182,896
Franklin Resources Inc	3,000	150,240
Freddie Mac	9,500	601,350
Fremont General Corp†	39,800	702,470
Genworth Financial Inc ‘A’*†	30,800	706,860
Golden West Financial Corp	13,100	1,393,185
GreenPoint Financial Corp	40,550	1,609,835
Huntington Bancshares Inc	25,000	572,500
Independence Community Bank Corp	12,700	462,280
IndyMac Bancorp Inc	11,300	357,080
Instinet Group Inc*	1,700	8,976
J.P. Morgan Chase & Co	202,900	7,866,433
KeyCorp	54,000	1,614,060
Knight Trading Group Inc ‘A’*†	33,300	333,666
LandAmerica Financial Group Inc	5,800	225,794
Lincoln National Corp	29,000	1,370,250
Loews Corp	24,000	1,439,040
Marsh & McLennan Cos Inc	5,300	240,514
MBIA Inc	14,400	822,528
MBNA Corp	193,300	4,985,207
Mellon Financial Corp	138,600	4,065,138
Merrill Lynch & Co Inc	159,800	8,626,004
MetLife Inc	32,900	1,179,465
MGIC Investment Corp	16,400	1,244,104
Morgan Stanley	194,500	10,263,765
National City Corp	130,800	4,579,308
Nationwide Financial Services Inc ‘A’	6,600	248,226
New Century Financial Corp†	12,300	575,886
Northern Trust Corp	23,900	1,010,492
Piper Jaffray Cos*†	1,623	73,408
PNC Financial Services Group Inc	55,100	2,924,708
Principal Financial Group Inc	74,800	2,601,544
R&G Financial Corp ‘B’†	800	26,448
Regions Financial Corp	15,000	548,250
Reinsurance Group of America Inc†	20,500	833,325
RenaissanceRe Holdings Ltd (Bermuda)	17,500	944,125
Ryder System Inc	29,500	1,182,065
Safeco Corp	7,900	347,600
Stancorp Financial Group Inc	2,300	154,100
SunTrust Banks Inc	42,200	2,742,578
The Allstate Corp	154,800	7,205,940
The Bank of New York Co Inc	60,400	1,780,592
The Bear Stearns Cos Inc	16,600	1,399,546
The BISYS Group Inc*†	8,800	123,728
The Charles Schwab Corp	38,500	369,985
The First American Corp	3,400	88,026
The Goldman Sachs Group Inc	38,000	3,578,080
The Hartford Financial Services Group Inc	18,000	1,237,320
The Progressive Corp OH	40,000	3,412,000
The St. Paul Travelers Cos Inc	30,900	1,252,686
U.S. Bancorp	453,200	12,490,192
Union Planters Corp	11,200	333,872
UnionBanCal Corp	23,900	1,347,961
UnumProvident Corp	600	9,541
Wachovia Corp	291,500	12,971,751
Webster Financial Corp	6,700	315,035
WellChoice Inc*	6,200	256,681
Wells Fargo & Co	335,300	19,189,220
WFS Financial Inc*	200	9,903
Willis Group Holdings Ltd (United Kingdom)	5,700	213,466
Zions Bancorp	12,000	737,401

		307,883,594

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Health Care - 13.61%
Abbott Laboratories	230,000	$9,374,800
Aetna Inc	31,000	2,635,000
American Pharmaceutical Partners Inc*†	3,200	97,216
Amgen Inc*	182,500	9,959,025
Andrx Corp*	34,300	957,999
Bausch & Lomb Inc	15,800	1,028,106
Beckman Coulter Inc	300	18,300
Becton Dickinson & Co	36,600	1,895,880
Bio-Rad Laboratories Inc ‘A’*†	3,500	206,010
Boston Scientific Corp*	37,100	1,587,880
Bradley Pharmaceuticals Inc*†	2,300	64,170
Bristol-Myers Squibb Co	55,000	1,347,500
Covance Inc*	20,000	771,600
Coventry Health Care Inc*	22,950	1,122,255
Cytyc Corp*	18,000	456,660
Dade Behring Holdings Inc*†	2,100	99,792
DaVita Inc*	16,800	517,944
Eli Lilly & Co	134,100	9,374,931
Endo Pharmaceuticals Holdings Inc*	24,500	574,525
Eon Labs Inc*†	9,700	397,021
Genentech Inc*	53,600	3,012,320
Gen-Probe Inc*	1,800	85,176
Guidant Corp	16,600	927,608
Hospira Inc*	45,030	1,242,828
IMS Health Inc	24,542	575,258
Johnson & Johnson	477,000	26,568,900
KOS Pharmaceuticals Inc*†	7,900	260,463
Laboratory Corp of America Holdings*	7,100	281,870
Medco Health Solutions Inc*	60,454	2,267,025
Medtronic Inc	205,000	9,987,600
Merck & Co Inc	410,700	19,508,250
Oxford Health Plans Inc	3,800	209,152
Pediatrix Medical Group Inc*	16,300	1,138,555
Pfizer Inc	1,201,160	41,175,765
Quest Diagnostics Inc	7,100	603,145
Renal Care Group Inc*	4,800	159,024
Schering-Plough Corp	144,100	2,662,968
Select Medical Corp	7,100	95,282
Stryker Corp	84,600	4,653,000
Sunrise Senior Living Inc*†	2,500	97,850
U.S. Oncology Inc*†	48,800	718,336
UnitedHealth Group Inc	63,260	3,937,935
Visx Inc*	8,600	229,792
WellPoint Health Networks Inc*	66,100	7,403,861
Wyeth	129,100	4,668,256
Zimmer Holdings Inc*	6,300	555,660

		175,512,493

Integrated Oils - 6.80%
Amerada Hess Corp	10,100	799,819
Canadian Natural Resources Ltd (Canada)	73,000	2,180,852
ChevronTexaco Corp	213,000	20,045,430
ConocoPhillips	65,200	4,974,108
Esprit Exploration Ltd* (Canada)	234,600	610,737
Exxon Mobil Corp	1,096,200	48,682,242
Marathon Oil Corp	23,400	885,456
Murphy Oil Corp	5,600	412,720
Nexen Inc (Canada)	16,200	628,375
Occidental Petroleum Corp	57,900	2,802,939
Paramount Resources Ltd* (Canada)	147,100	1,580,069
Talisman Energy Inc (Canada)	107,700	2,337,812
Unocal Corp	43,700	1,660,600

		87,601,159

Materials & Processing - 2.12%
Alcan Inc (Canada)	5,600	231,840
Alcoa Inc	166,100	5,486,283
Cabot Corp	2,000	81,400
E.I. du Pont de Nemours & Co	95,900	4,259,878
Eagle Materials Inc ‘B’†	5,334	369,380
Eastman Chemical Co	5,800	268,134
Energizer Holdings Inc*	16,600	747,000
Engelhard Corp	10,200	329,562
Florida Rock Industries Inc	1,650	69,580
FMC Corp*†	2,100	90,531
Georgia-Pacific Corp	61,100	2,259,478
Hughes Supply Inc	2,300	135,539
Inco Ltd* (Canada)	3,700	127,872
Louisiana-Pacific Corp	58,600	1,385,890
Masco Corp	14,000	436,520
Monsanto Co	55,300	2,129,050
Nucor Corp†	16,200	1,243,512
OM Group Inc*	9,400	310,294
Phelps Dodge Corp*	17,600	1,364,176
Precision Castparts Corp	10,900	596,121
Southern Peru Copper Corp†	1,300	53,729
The Dow Chemical Co	107,600	4,379,320
The Sherwin-Williams Co	18,500	768,675
The St. Joe Co	2,000	79,400
Vulcan Materials Co	2,500	118,875

		27,322,039

Multi-Industry - 5.42%
3M Co	168,700	15,184,687
Brunswick Corp	21,700	885,360
General Electric Co	1,506,500	48,810,600
Honeywell International Inc	80,100	2,934,063
Schlumberger Ltd	22,200	1,409,922
SPX Corp	4,300	199,692
Textron Inc	8,600	510,410

		69,934,734

Producer Durables - 3.54%
Agilent Technologies Inc*	21,300	623,664
Applied Materials Inc*	174,400	3,421,728
Beazer Homes USA Inc†	4,000	401,240
Briggs & Stratton Corp	8,000	706,800
Caterpillar Inc	31,900	2,534,136
Cavco Industries Inc*	1,190	47,243
Centex Corp	7,700	352,275
Cummins Inc†	9,900	618,750
D.R. Horton Inc	26,600	755,440
Deere & Co	22,300	1,564,122
Emerson Electric Co	57,900	3,679,545
EnPro Industries Inc*	1,600	36,768
FARO Technologies Inc*†	200	5,134
Hovnanian Enterprises Inc ‘A’*†	37,200	1,291,212
Hubbell Inc ‘B’	1,100	51,381
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	29,200	1,994,652
KB Home	17,000	1,166,710
Lam Research Corp*	6,400	171,520
Lennar Corp ‘A’	14,600	652,912
Lennar Corp ‘B’†	9,420	390,271
Lexmark International Inc ‘A’*	34,300	3,310,979
MDC Holdings Inc	19,727	1,254,834
Meritage Corp*†	4,700	323,360
Molex Inc†	14,900	477,992
Molex Inc ‘A’	37,800	1,031,184
NVR Inc*†	100	48,420
Pall Corp	17,300	453,087
Parker Hannifin Corp	11,000	654,060
Pulte Homes Inc†	13,700	712,811
Standard-Pacific Corp	17,800	877,540
Tektronix Inc	6,800	231,336
Teradyne Inc*	32,700	742,290
The Boeing Co	98,200	5,017,038

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
The Ryland Group Inc	12,700	$993,140
Thermo Electron Corp*	4,400	135,256
Thomas & Betts Corp*	100	2,723
Toll Brothers Inc*†	27,800	1,176,496
United Defense Industries Inc*	26,000	910,000
United Technologies Corp	70,300	6,431,044
W.W. Grainger Inc	5,900	339,250

		45,588,343

Technology - 16.37%
Acxiom Corp	4,600	114,218
Adobe Systems Inc	19,000	883,500
ADTRAN Inc	6,100	203,557
Altera Corp*	45,900	1,019,898
Amdocs Ltd* (United Kingdom)	36,100	845,823
Analog Devices Inc	84,700	3,987,676
Apple Computer Inc*	57,600	1,874,304
Arrow Electronics Inc*	22,800	611,496
Atmel Corp*†	109,900	650,608
Autodesk Inc	19,100	817,671
Avid Technology Inc*	1,600	87,312
BMC Software Inc*	19,700	364,450
Brocade Communications Systems Inc*†	22,200	132,756
Cisco Systems Inc*	1,082,000	25,643,400
Computer Associates International Inc	11,000	308,660
Compuware Corp*	51,100	337,260
Comverse Technology Inc*	14,100	281,154
Corning Inc*	59,100	771,846
Cree Inc*†	6,000	139,680
CSG Systems International Inc*	5,600	115,920
Dell Inc*	449,600	16,104,672
Digital River Inc*	5,100	166,413
General Dynamics Corp	29,000	2,879,700
Harris Corp	8,600	436,450
Hewlett-Packard Co	519,600	10,963,560
Integrated Device Technology Inc*†	15,500	214,520
Intel Corp	1,183,300	32,659,080
International Business Machines Corp	218,600	19,269,590
International Rectifier Corp*	5,600	231,952
Jabil Circuit Inc*	12,200	307,196
Lucent Technologies Inc*†	1,083,600	4,096,008
Maxim Integrated Products Inc	29,700	1,556,874
Microchip Technology Inc	20,700	652,878
Microsoft Corp	1,385,500	39,569,880
Motorola Inc	319,600	5,832,700
National Semiconductor Corp*	58,400	1,284,216
NCR Corp*	11,500	570,285
Network Associates Inc*	18,300	331,779
Oracle Corp*	823,500	9,824,355
PerkinElmer Inc	10,100	202,404
QUALCOMM Inc	117,300	8,560,554
Rockwell Automation Inc	7,000	262,570
SanDisk Corp*†	11,400	247,266
Scientific-Atlanta Inc	38,600	1,331,700
Siebel Systems Inc*	27,600	294,768
Storage Technology Corp*	38,600	1,119,400
Sybase Inc*	48,300	869,400
Tellabs Inc*†	106,800	933,432
Texas Instruments Inc	343,200	8,298,576
TIBCO Software Inc*	52,400	442,780
VERITAS Software Corp*	83,500	2,312,950
WebEx Communications Inc*†	1,800	39,168

		211,058,265

Utilities - 4.77%
Alliant Energy Corp	1,800	46,944
Alltel Corp	48,500	2,455,070
AT&T Wireless Services Inc*	468,800	6,713,216
BellSouth Corp	222,000	5,820,840
CenturyTel Inc	16,100	483,644
Citizens Communications Co*†	99,400	1,202,740
Comcast Corp ‘A’*	275,000	7,708,250
Constellation Energy Group Inc	26,200	992,980
Cox Communications Inc ‘A’*	4,400	122,276
Duke Energy Corp	16,200	328,698
Edison International	41,700	1,066,269
Exelon Corp	95,800	3,189,182
Nextel Communications Inc ‘A’*	89,800	2,394,068
NTL Inc*	12,200	702,964
ONEOK Inc	4,000	87,960
SBC Communications Inc	546,500	13,252,625
The Southern Co	6,200	180,730
UnitedGlobalCom Inc ‘A’*†	20	146
Verizon Communications Inc	405,300	14,667,807
Wisconsin Energy Corp	1,400	45,654

		61,462,063

Total Common Stocks (Cost $1,196,851,715)		1,264,267,016

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.79%
Repurchase Agreement - 1.79%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $23,059,384; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $23,521,167)	$23,059,000	23,059,000

Total Short-Term Investment (Cost $23,059,000)		23,059,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.86% (Cost $1,219,910,729)		1,287,327,794

	Shares
SECURITIES LENDING COLLATERAL - 2.41%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	31,119,288	31,119,288

Total Securities Lending Collateral (Cost $31,119,288)		31,119,288

TOTAL INVESTMENTS - 102.27% (Cost $1,251,030,017)		1,318,447,082

OTHER ASSETS & LIABILITIES, NET - (2.27%)		(29,250,150)

NET ASSETS - 100.00%		$1,289,196,932

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.07%
South Africa - 0.07%
Anglo American Platinum Corp Ltd 6.380%*	16,012	$293,406

Total Convertible Preferred Stocks (Cost $231,050)		293,406

PREFERRED STOCKS - 10.47%
Brazil - 10.47%
All American Latina Logistica SA*	101,600	1,706,435
Banco Bradesco SA*	164,881	7,563,672
Brazil Realty SA	113,000	130,777
Cia Energetica de Minas Gerais	510,559,000	7,612,300
Cia Vale do Rio Doce ‘A’ ADR	186,000	7,272,600
Empresa Brasileira de Aeronautica SA*	2,152,000	15,304,036
Lojas Americanas SA	557,300,000	4,741,182
Sadia SA	3,645,000	4,723,694

Total Preferred Stocks (Cost $35,506,773)		49,054,696

COMMON STOCKS - 85.84%
Brazil - 6.97%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR†	468,800	8,110,240
Cia de Bebidas das Americas ADR†	225,800	4,531,806
Cia Siderurgica Nacional SA ADR†	376,000	4,572,160
Natura Cosmeticos SA*	121,100	1,943,768
Tele Norte Leste Participacoes SA	697,838,618	7,558,793
Uniao de Bancos Brasileiros SA GDR	300,800	5,946,816

		32,663,583

China - 1.76%
Ping An Insurance Group Co of China Ltd*†	762,500	1,036,258
Sinotrans Ltd ‘H’†	20,100,000	7,215,662

		8,251,920

Croatia - 0.48%
Pliva D.D. GDR	152,500	2,264,625

Egypt - 1.39%
Commercial International Bank GDR	727,600	2,670,292
Eastern Tobacco Co	186,300	2,438,172
Medinet Nasr for Housing & Development	219,600	1,388,564

		6,497,028

Greece - 2.20%
Folli-Follie SA	83,000	2,650,900
Intralot SA – Intergrated Lottery Systems	349,000	5,560,524
OPAP SA	110,900	2,096,553

		10,307,977

Hong Kong - 3.52%
Dairy Farm International Holdings Ltd†	1,456,100	3,421,835
Guoco Group Ltd	552,000	4,600,177
Shaw Brothers Ltd	1,108,000	1,108,043
Television Broadcasts Ltd	1,072,900	4,594,389
The Hong Kong & Shanghai Hotels†	4,552,500	2,757,870

		16,482,314

Hungary - 0.27%
Danubius Hotel & Spa RT*	65,500	1,271,536

India - 14.03%
Asian Paints Ltd	681,154	4,638,338
Bajaj Auto Ltd	95,000	1,828,179
Bharat Petroleum Corp Ltd	436,300	3,372,035
Divi’s Laboratories Ltd	74,858	1,835,173
Dr. Reddy’s Laboratories Ltd	65,000	1,039,943
Dr. Reddy’s Laboratories Ltd ADR†	138,700	2,410,606
Gail India Ltd	1,160,190	4,293,448
HCL Technologies Ltd	1,007,346	6,535,202
HDFC Bank Ltd	64,396	517,942
Hero Honda Motors Ltd	85,000	938,486
Housing Development Finance Corp	590,600	6,644,812
Hughes Software Systems Ltd	304,873	3,293,477
ICICI Bank Ltd	236,600	1,258,023
ICICI Bank Ltd ADR	422,700	5,114,670
ITC Ltd	249,700	4,823,423
Larsen & Toubro Ltd	192,150	2,913,916
NIIT Ltd	351,700	1,230,740
Oil & Natural Gas Corp Ltd	133,040	1,821,286
Patni Computer Systems Ltd	42,650	232,898
Sun Pharmaceuticals Industries Ltd	606,000	4,827,960
Titan Industries Ltd	90,439	210,628
United Breweries Holdings Ltd*	577,000	424,920
United Breweries Ltd*	405,000	720,744
ZEE Telefilms Ltd	1,745,100	4,787,493

		65,714,342

Indonesia - 3.23%
P.T. Aneka Tambang Tbk	41,224,500	5,482,565
P.T. Astra International Tbk	6,250,000	3,657,304
P.T. Hero Supermarket Tbk*	207,500	23,732
P.T. Telekomunikasi Indonesia Tbk*	7,600,000	5,983,615

		15,147,216

Lebanon - 1.01%
Solidere GDR*	658,792	4,710,366

Mexico - 10.55%
Cemex SA de CV ADR	221,763	6,453,303
Coca-Cola Femsa SA ADR †	184,050	4,084,070
Corp Interamericana de Entretenimiento SA ‘B’*	1,338,200	2,842,421
Corporacion GEO SA de CV ‘B’*	7,349,000	9,652,551
Grupo Casa Saba SA de CV ADR†	120,100	1,462,818
Grupo Financiero Banorte SA de CV ‘O’	610,300	2,169,344
Grupo Financiero Inbursa SA de CV ‘O’	6,289,200	8,996,645
Grupo Modelo SA ‘C’	52,600	131,791
Grupo Televisa SA ADR	301,300	13,639,851

		49,432,794

Panama - 0.35%
Banco Latinoamericano de Exportaciones SA ‘E’	104,600	1,640,128

Philippines - 2.22%
Jollibee Foods Corp	7,200,000	3,080,214
SM Prime Holdings Inc	67,117,457	7,297,977

		10,378,191

Portugal - 3.32%
Electricidade de Portugal SA	1,549,300	4,340,562
Jeronimo Martins SGPS SA*	619,164	6,938,668

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Portugal Telecom SGPS SA	161,000	$1,739,531
Portugal Telecom SGPS SA ADR†	232,500	2,520,300

		15,539,061

Singapore - 1.16%
Courts Singapore Ltd	1,425,000	579,504
Singapore Press Holdings Ltd	2,010,250	4,858,328

		5,437,832

South Africa - 7.01%
Anglo American Platinum Corp Ltd	173,000	6,534,808
Impala Platinum Holdings Ltd	73,600	5,572,083
JD Group Ltd	949,000	6,528,732
Sanlam Ltd	4,343,300	6,143,578
Steinhoff International Holdings Ltd	3,580,000	4,804,944
Tiger Brands Ltd	231,000	3,267,484

		32,851,629

South Korea - 11.24%
AmorePacific Corp	26,996	4,976,329
Hyundai Autonet Co Ltd	2,660,000	6,192,471
Hyundai Heavy Industries Co Ltd	261,301	6,207,453
LG Home Shopping Inc	169,000	6,874,080
PKL Corp*	379,621	1,797,081
SK Corp	271,843	10,774,911
SK Telecom Co Ltd	43,993	7,233,812
SK Telecom Co Ltd ADR†	408,670	8,577,983

		52,634,120

Taiwan - 6.68%
AU Optronics Corp	667,800	1,013,022
AU Optronics Corp ADR†	86,815	1,418,557
Benq Corp	4,737,700	5,354,926
Fubon Financial Holding Co Ltd	2,938,000	2,560,482
Fubon Financial Holding Co Ltd GDR (LI)†	327,000	2,861,250
Fubon Financial Holding Co Ltd GDR (OTC)	72,470	631,206
Lite-On Technology Corp	4,706,000	4,941,160
President Chain Store Corp	3,500,246	6,611,113
Synnex Technology International Corp	3,644,200	5,907,463

		31,299,179

Thailand - 0.71%
Kiatnakin Finance PCL	1,280,000	1,134,752
Serm Suk Co Ltd	1,260,000	745,708
Tisco Finance PCL	2,175,000	1,449,468

		3,329,928

Turkey - 3.23%
Aksigorta AS	2,305,803,294	5,669,372
Haci Omer Sabanci Holding AS	941,569,320	2,790,775
Haci Omer Sabanci Holding AS ADR+†	3,675,000	2,787,488
Yapi ve Kredi Bankasi AS*	1,623,285,000	3,881,887

		15,129,522

United Kingdom - 4.51%
Antofagasta PLC*	143,770	2,451,327
HSBC Holdings PLC ADR†	48,500	3,633,135
HSBC Holdings PLC (HSI)†	489,200	7,369,642
Old Mutual PLC	4,038,570	7,669,300

		21,123,404

Total Common Stocks (Cost $344,484,071)		402,106,695

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.39%
Repurchase Agreement - 2.39%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $11,206,187; collateralized by U.S. Treasury Notes 1.625% due 03/31/05 and market value $11,432,579)	$11,206,000	11,206,000

Total Short-Term Investment (Cost $11,206,000)		11,206,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.77% (Cost $391,427,894)		462,660,797

	Shares
SECURITIES LENDING COLLATERAL - 8.67%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	40,611,762	40,611,762

Total Securities Lending Collateral (Cost $40,611,762)		40,611,762

TOTAL INVESTMENTS - 107.44% (Cost $432,039,656)		503,272,559

OTHER ASSETS & LIABILITIES, NET - (7.44%)		(34,849,520)

NET ASSETS - 100.00%		$468,423,039

Note to Schedule of Investments

(a) At June 30, 2004, the portfolio’s equity securities were diversified as a percentage of net assets as follows:

Financial Services	22.35%
Consumer Discretionary	19.86%
Utilities	9.73%
Materials & Processing	9.24%
Autos & Transportation	7.86%
Consumer Staples	7.37%
Technology	6.77%
Integrated Oils	3.41%
Producer Durables	3.39%
Multi-Industry	2.84%
Health Care	2.64%
Energy	0.92%

Total Equity Securities	96.38%

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 10.33%
Autos & Transportation - 0.01%
DaimlerChrysler NA Holding Corp
7.750% due 06/15/05	$300,000	$313,986

Consumer Discretionary - 0.74%
The Walt Disney Co
4.500% due 09/15/04	15,000,000	15,088,185

Energy - 1.09%
Halliburton Co
1.920% due 01/26/07~++	22,100,000	22,095,072

Financial Services - 7.51%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,206,302
Atlas Reinsurance PLC (Ireland)
7.890% due 01/07/05~+ ++	1,500,000	1,515,000
Atlas Reinsurance II PLC (Ireland)
3.515% due 01/07/05~++	1,000,000	1,006,320
Countrywide Home Loans Inc
1.360% due 02/23/05++	17,400,000	17,396,381
Ford Motor Credit Co
1.590% due 07/18/05++	9,000,000	8,993,376
3.045% due 10/25/04++	4,100,000	4,117,737
General Motors Acceptance Corp
1.499% due 07/21/04++	8,300,000	8,298,481
2.135% due 05/18/06++	2,200,000	2,205,326
Lehman Brothers Holdings Inc
1.510% due 07/06/04++	1,100,000	1,100,016
Morgan Stanley
6.750% due 07/06/05à # + ++	26,900,000	26,900,522
Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,050,000
8.625% due 02/01/22	1,300,000	1,358,500
Phoenix Quake Wind Ltd (Cayman)
3.560% due 07/03/08~++	17,000,000	17,477,360
Residential Reinsurance Ltd (Cayman)
6.210% due 06/01/05~+ ++	3,200,000	3,232,000
6.260% due 06/08/06~+ ++	4,000,000	4,060,000
Sprint Capital Corp
7.900% due 03/15/05	27,700,000	28,718,778
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,482,358
Verizon Wireless Capital LLC
1.350% due 05/23/05~++	16,500,000	16,488,698
Vita Capital Ltd (Cayman)
2.950% due 01/01/07~++	4,100,000	4,135,342

		152,742,497

Integrated Oils - 0.06%
Petroleos Mexicanos (Mexico)
9.500% due 09/15/27	1,000,000	1,150,000

Materials & Processing - 0.30%
Alcan Inc (Canada)
1.624% due 12/08/04~++	6,200,000	6,200,167

Utilities - 0.62%
Entergy Gulf States Inc
2.434% due 06/18/07~++	12,000,000	12,034,836
Indianapolis Power & Light Co
6.300% due 07/01/13~	500,000	514,070

		12,548,906

Total Corporate Bonds & Notes (Cost $209,152,281)		210,138,813

MORTGAGE-BACKED SECURITIES - 2.83%
Collateralized Mortgage Obligations - 2.53%
Bank of America Mortgage Securities
6.500% due 09/25/33"	4,839,910	4,943,300
Bear Stearns Adjustable Rate Mortgage Trust
4.357% due 01/25/34"++	23,098,569	23,170,057
Countrywide Alternative Loan Trust
6.500% due 07/25/32"	524,867	525,647
Countrywide Home Loans Mortgage Trust
1.570% due 05/25/34"++	3,965,852	3,940,410
FFCA Secured Lending Corp
7.270% due 09/18/27~"	304,596	314,770
First Nationwide Trust
6.750% due 07/25/29"	87,485	87,483
GSMPS Mortgage Loan Trust
7.000% due 07/25/43~+"	4,350,149	4,568,338
Impac CMB Trust
1.700% due 07/25/33"++	2,635,447	2,637,927
Imperial Savings Association
8.460% due 02/25/18"++	11,991	12,027
8.811% due 07/25/17"++	1,699	1,696
NationsLink Funding Corp
1.529% due 04/10/07"++	1,227,994	1,229,923
Ryland Mortgage Securities Corp
3.506% due 10/01/27"++	229,421	229,167
Sequoia Mortgage Trust
1.630% due 10/19/26"++	6,432,269	6,434,964
Washington Mutual Inc
3.052% due 02/27/3++	3,429,886	3,432,695

		51,528,404

Fannie Mae - 0.19%
3.091% due 06/01/18" ++	37,516	38,169
3.115% due 08/01/17" ++	1,079,985	1,111,407
3.252% due 12/01/22" ++	75,962	77,871
3.320% due 01/01/25" ++	163,136	167,317
3.583% due 07/01/26" ++	49,099	50,218
3.949% due 03/01/18"++	892,451	919,955
4.960% due 08/01/24" ++	134,818	138,368
5.000% due 03/01/24"++	95,853	98,381
6.900% due 09/01/09"	1,044,013	1,148,397

		3,750,083

Federal Housing Authority - 0.01%
7.400% due 07/25/19+"	104,879	104,395

Government National Mortgage Association - 0.10%
3.375% due 02/20/25 - 01/20/27"++ ±	325,867	326,383
4.375% due 05/20/23 - 05/20/26"++ ±	184,378	184,956
4.625% due 10/20/24 - 12/20/26"++ ±	293,532	297,009

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
4.750% due 09/20/22 - 07/20/25"++±	$531,246	$538,409
6.000% due 06/15/29"	736,355	757,001
9.000% due 01/15/17"	2,774	3,123

		2,106,881

Total Mortgage-Backed Securities (Cost $57,701,633)		57,489,763

ASSET-BACKED SECURITIES - 4.55%
Ameriquest Mortgage Securities Inc
1.710% due 02/25/33"++	2,754,731	2,765,409
Amortizing Residential Collateral Trust
1.590% due 07/25/32"++	2,543,050	2,545,797
Asset-Backed Securities Corp Home Equity
1.739% due 01/15/33"++	3,332,847	3,353,936
Bayview Financial Acquisition Trust
1.770% due 05/28/34"++	15,031,536	15,087,586
Countrywide Home Equity Loan Trust
1.479% due 08/15/25"++	240,570	240,352
Equity One Asset-Backed Securities Inc
1.600% due 04/25/34"++	12,509,378	12,482,458
GSAMP Trust
1.490% due 10/25/33"++	6,276,726	6,276,483
1.620% due 03/25/34+"++	4,400,000	4,400,121
Home Equity Asset Trust
1.710% due 03/25/33"++	3,901,100	3,913,813
Home Equity Mortgage Trust
1.550% due 04/25/34"++	4,019,666	4,023,799
Irwin Home Equity Trust
1.820% due 06/25/28"++	13,449,173	13,459,877
MASTR Asset-Backed Securities Trust
1.450% due 03/25/20"++	1,452,941	1,453,932
Redwood Capital III Ltd (Cayman)
4.960% due 01/09/06~"++	5,700,000	5,711,172
Redwood Capital IV Ltd (Cayman)
3.410% due 01/09/06~"++	5,700,000	5,709,690
Renaissance Home Equity Loan Trust
1.680% due 12/25/32"++	4,186,292	4,179,261
Residential Asset Securities Corp
1.600% due 01/25/34"++	530,810	531,560
Saxon Asset Securities Trust
1.570% due 01/25/32"++	3,001,979	3,005,298
Structured Asset Investment Loan Trust
1.400% due 04/25/33"++	492,705	492,923
1.420% due 06/25/33"++	1,054,499	1,055,099
Truman Capital Mortgage Loan Trust
1.640% due 01/25/34~+"++	1,882,127	1,861,992

Total Asset-Backed Securities (Cost $92,466,517)		92,550,558

U.S. GOVERNMENT AGENCY ISSUE - 0.50%
Small Business Administration Inc
4.504% due 02/01/14	10,826,199	10,262,009

Total U.S. Government Agency Issue (Cost $10,826,199)		10,262,009

U.S. TREASURY OBLIGATIONS - 108.46%
U.S. Treasury Inflation Index Bonds - 108.46%
1.875% due 07/15/13#+^	78,102,160	76,854,070
2.000% due 01/15/14#+^	97,041,550	96,084,172
3.000% due 07/15/12#+^	365,942,850	393,869,398
3.375% due 01/15/07#+^	359,706,160	383,593,631
3.375% due 04/15/32#+^	16,907,265	20,483,816
3.500% due 01/15/11#+^	123,736,886	136,747,515
3.625% due 01/15/08#+^	165,400,128	179,943,316
3.625% due 04/15/28#+^	136,360,444	165,600,355
3.875% due 01/15/09#+^	273,284,125	303,266,165
3.875% due 04/15/29#+^	263,208,802	334,084,987
4.250% due 01/15/10#+^	101,409,716	115,515,971

Total U.S. Treasury Obligations (Cost $2,195,048,042)		2,206,043,396

FOREIGN GOVERNMENT BONDS - 2.07%
Caisse d’Amortissement de la Dette Sociale (France)
3.800% due 07/25/06^	EUR 10,834,000	13,978,219
France Government Bond OAT (France)
3.000% due 07/25/12^	EUR 2,630,575	3,472,459
Republic of Austria (Austria)
5.500% due 01/15/10	EUR 1,000,000	1,322,284
Republic of Brazil (Brazil)
2.063% due 04/15/06++	$960,000	947,235
2.125% due 04/15/09++	764,738	695,180
8.000% due 04/15/14++	9,030,329	8,294,077
11.000% due 01/11/12	400,000	404,400
11.000% due 08/17/40	1,000,000	943,750
United Mexican States (Mexico)
6.375% due 01/16/13	12,050,000	12,056,025

Total Foreign Government Bonds (Cost $40,637,477)		42,113,629

MUNICIPAL BONDS - 0.24%
California County Tobacco Securitization Agency
5.625% due 06/01/23	700,000	628,334
Golden State Tobacco Securitization Corp CA
6.750% due 06/01/39	2,000,000	1,799,360
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	755,958
State of Connecticut ‘A’
5.000% due 03/01/13	1,500,000	1,621,260

Total Municipal Bonds (Cost $4,785,755)		4,804,912

	Notional
	Amount
PURCHASED PUT OPTIONS - 0.00%
Euro-Bund September Futures (EUX) Strike @ 104.00 Exp. 08/24/04 14 Contracts	EUR 14,100,000	—
U.S. Treasury Inflation Index Bond (OTC) Strike @ 86.00 Exp. 08/27/04 500 Contracts	$50,000,000	—

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Notional
	Amount	Value

U.S. Treasury Inflation Index Note (OTC) Strike @ 81.00 Exp. 08/27/04 1600 Contracts	$160,000,000	$—
U.S. Treasury Inflation Index Note (OTC) Strike @ 97.00 Exp. 08/27/04 3500 Contracts	350,000,000	—

Total Purchased Put Options (Cost $87,500)		—

	Principal
	Amount

SHORT-TERM INVESTMENTS - 83.79%
Certificates of Deposit - 6.19%
Chase Manhattan Bank USA
1.150% due 08/06/04	$28,800,000	28,800,000
Citibank NA
1.090% due 07/30/04	200,000	200,000
1.190% due 08/20/04	36,000,000	36,000,000
1.215% due 08/23/04	700,000	700,000
1.290% due 09/07/04	21,000,000	20,942,670
Wells Fargo & Co
1.090% due 07/07/04	300,000	300,000
1.240% due 07/19/04	39,100,000	39,100,000

		126,042,670

Commercial Paper - 10.78%
CDC Commercial Paper Corp
1.320% due 09/10/04	54,800,000	54,642,176
HBOS Treasury Services PLC (United Kingdom)
1.080% due 07/23/04	2,300,000	2,298,482
1.145% due 08/09/04	1,400,000	1,398,263
1.250% due 08/31/04	45,400,000	45,290,586
1.320% due 10/01/04	1,100,000	1,095,688
Rabobank USA Financial Corp
1.050% due 07/06/04	800,000	799,883
1.110% due 08/23/04	4,600,000	4,592,483
1.210% due 09/07/04	18,300,000	18,250,041
1.240% due 09/13/04	14,100,000	14,057,418
Stadshypotek Delaware Inc
1.100% due 08/06/04	50,600,000	50,544,340
Svenska Handelsbanken AB (Sweden)
1.295% due 09/24/04	2,800,000	2,790,004
UBS Finance (DE) LLC
1.245% due 09/13/04	2,100,000	2,093,658
1.265% due 09/20/04	300,000	298,989
Westpac Capital Corp
1.030% due 07/16/04	21,100,000	21,090,945

		219,242,956

U.S. Government Agency Issues - 60.51%
Fannie Mae 1.010% due 07/20/04	18,500,000	18,490,139
1.056% due 07/28/04†	55,200,000	55,156,297
1.060% due 07/21/04	23,800,000	23,785,984
1.063% due 08/04/04†	36,800,000	36,763,193
1.120% due 09/08/04†	99,600,000	99,325,850
1.125% due 08/11/04	53,300,000	53,231,709
1.180% due 08/25/04	23,300,000	23,257,995
1.210% due 08/05/04	2,300,000	2,297,294
1.215% due 09/01/04†	94,800,000	94,567,740
1.410% due 09/15/04	31,900,000	31,805,044
1.435% due 09/22/04	59,600,000	59,393,188
1.530% due 10/20/04	20,300,000	20,200,327
Federal Home Loan Bank
1.250% due 09/01/04	19,900,000	19,851,245
1.410% due 09/15/04	19,800,000	19,741,062
Freddie Mac
1.010% due 07/15/04	9,000,000	8,996,465
1.060% due 08/03/04†	36,700,000	36,664,424
1.079% due 08/23/04	20,100,000	20,062,123
1.125% due 08/10/04	37,600,000	37,553,102
1.195% due 08/17/04	3,500,000	3,494,540
1.200% due 09/08/04	18,300,000	18,249,126
1.215% due 08/31/04	40,000,000	39,903,600
1.220% due 08/12/04	54,600,000	54,522,286
1.298% due 09/30/04	40,300,000	40,144,039
1.300% due 07/01/04	121,300,000	121,300,000
1.320% due 09/07/04†	71,200,000	71,005,624
1.435% due 09/21/04	20,100,000	20,031,258
1.450% due 09/14/04	92,700,000	92,418,369
1.465% due 09/28/04	38,500,000	38,354,855
1.475% due 10/01/04	15,100,000	15,040,808
1.520% due 10/13/04	15,000,000	14,931,900
1.540% due 10/18/04	20,200,000	20,103,040
1.545% due 10/25/04	20,200,000	20,095,364

		1,230,737,990

U.S. Treasury Bills - 0.35%
1.188% due 09/02/04	1,200,000	1,197,461
1.310% due 09/16/04**	5,870,000	5,853,954

		7,051,415

Repurchase Agreement - 5.96%
Credit Suisse First Boston Corp 1.200% due 07/01/04 (Dated 06/30/04, repurchase price of $121,304,043; collateralized by U.S. Treasury Inflation Bonds 3.000% due 07/15/12 and market value $124,726,875)	121,300,000	121,300,000

Total Short-Term Investments (Cost $1,704,652,179)		1,704,375,031

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 212.77% (Cost $4,315,357,583)		4,327,778,111

	Shares

SECURITIES LENDING COLLATERAL - 16.67%
State Street Navigator Securities Lending
Prime Portfolio 1.150%^^	339,176,806	339,176,806
Total Securities Lending Collateral (Cost $339,176,806)		339,176,806

TOTAL INVESTMENTS - 229.44% (Cost $4,654,534,389)		4,666,954,917

OTHER ASSETS & LIABILITIES, NET - (129.44%)		(2,632,911,673)

NET ASSETS - 100.00%		$2,034,043,244

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $4,508,013 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

Euro-Bund 10-Year Notes (09/04)	135	EUR 13,500,000	$125,233
U.S. Treasury 10-Year Notes (09/04)	49	$4,900,000	58,973

			$184,206

(b) Restricted securities as of June 30, 2004:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$26,900,000	$26,900,522	1.32%

(c) Transactions in written options for the period ended June 30, 2004, were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2003	334,800,000	$3,204,586
Call Options Written	25,000,000	175,000
Call Options Expired	(25,000,000)	(175,000)
Put Options Expired	(19,800,000)	(150,480)
Call Options Repurchased	(44,800,000)	(681,410)

Outstanding, June 30, 2004	270,200,000	$2,372,696

(d) Premiums received and value of written options outstanding at June 30, 2004:

	Notional
Type	Amount	Premium	Value

Call - OTC Swaption (3 month LIBOR vs. 3.800%)
Strike @ 3.80 Exp. 10/07/04	$50,100,000	$435,870	$8,968
Call - OTC Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 10/07/04	42,700,000	469,700	24,168
Put - OTC Swaption (3 month LIBOR vs. 6.000%)
Strike @ 6.00 Exp. 10/07/04	50,100,000	490,980	34,619
Put - OTC Swaption (3 month LIBOR vs. 6.500%)
Strike @ 6.50 Exp. 10/07/04	42,700,000	256,200	4,953
Call - OTC Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 11/02/04	42,300,000	374,355	4,696
Put - OTC Swaption (3 month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 11/02/04	42,300,000	345,591	5,414

		$2,372,696	$82,818

(e) Investments sold short outstanding at June 30, 2004:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.625% due 05/15/13#+	$2,200,000	($2,060,267)
4.250% due 08/15/13#+	29,300,000	(28,611,010)
4.250% due 11/15/13#+	52,600,000	(51,213,096)
5.750% due 08/15/10#+	3,500,000	(3,817,191)

Total Investments sold short (Proceeds $84,655,503)		($85,701,564)

(f) Swap agreements outstanding at June 30, 2004:

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive fixed rate equal to 0.200% and pay to the counterparty at par in the event of default of the Fannie Mae 7.000% due 05/03/05.
Broker: Morgan Stanley
Exp. 05/03/05	$20,000,000	$12,186
Receive fixed rate equal to 5.250% and pay floating rate based on 6-month GBP-LIBOR.
Broker: The Goldman Sachs Group Inc
Exp. 03/19/06	GBP 22,000,000	78,504
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: Barclays Bank PLC
Exp. 03/15/07	EUR 2,000,000	(3,749)
Broker: J.P. Morgan Chase & Co
Exp. 03/15/07	2,400,000	(16,018)
Broker: Merrill Lynch & Co Inc
Exp. 03/15/07	1,800,000	1,110
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 4.000%.
Broker: J.P. Morgan Chase & Co
Exp. 12/15/09	$61,500,000	(569,066)
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: Barclays Bank PLC
Exp. 06/17/10	EUR 40,400,000	(211,252)
Broker: Citibank NA
Exp. 06/17/10	172,000,000	(1,574,374)
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 5.000%.
Broker: Bank of America Corp
Exp. 12/15/14	$74,400,000	(1,165,333)
Broker: J.P. Morgan Chase & Co
Exp. 12/15/14	23,300,000	(373,308)
Broker: UBS Securities Inc
Exp. 12/15/14	23,300,000	(348,640)
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 6.000%.
Broker: Bank of America Corp
Exp. 12/18/33	47,500,000	926,502
Broker: UBS Securities Inc
Exp. 12/18/33	20,100,000	217,707

		($3,025,731)

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

(g) Forward foreign currency contracts outstanding at June 30, 2004, were as follows:

		Principal
		Amount
Contract		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	EUR	14,918,000	07/04	$210,662

(h) Notional and principal amount denoted in the indicated currency:

EUR - Eurodollar
GBP - British Pound

See Notes to Financial Statements

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
DG Funding Trust~+	60	$645,000

Total Preferred Stocks (Cost $643,181)		645,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.76%
Autos & Transportation - 1.19%
DaimlerChrysler NA Holding Corp
6.500% due 11/15/13	$6,500,000	6,675,695
8.500% due 01/18/31	3,575,000	4,119,154
Delphi Corp
6.500% due 08/15/13	6,200,000	6,320,974
Ford Motor Co
6.500% due 08/01/18†	3,780,000	3,568,789
7.700% due 05/15/97†	2,000,000	1,829,824
General Motors Corp 7.400% due 09/01/25†	1,000,000	989,853
8.250% due 07/15/23†	6,200,000	6,508,791
Northwest Airlines Corp
10.530% due 01/15/09à+	2,902,354	1,270,918
United Air Lines Inc
9.210% due 01/21/17##	800,000	322,420
9.350% due 04/07/16##	150,000	82,300
9.560% due 10/19/18##	1,650,000	844,693
10.850% due 02/19/15##	1,000,000	395,000

		32,928,411

Consumer Discretionary - 0.13%
Allied Waste North America Inc
7.625% due 01/01/06	500,000	526,875
Chancellor Media Corp
8.000% due 11/01/08	250,000	284,086
USA Waste Services Inc
7.000% due 10/01/04	300,000	303,194
Viacom Inc
7.750% due 06/01/05	2,260,000	2,367,262

		3,481,417

Consumer Staples - 0.11%
Procter & Gamble Co
6.875% due 09/15/09	175,000	195,966
The Kroger Co
5.500% due 02/01/13†	2,900,000	2,896,932

		3,092,898

Financial Services - 4.89%
Associates Corp of North America
6.250% due 11/01/08	150,000	161,454
AT&T Capital Corp
6.600% due 05/15/05	2,200,000	2,258,359
Bank of America Corp
4.875% due 01/15/13	5,700,000	5,548,819
CCCA LLC
7.900% due 10/15/12~+	1,000,000	1,121,133
CIT Group Inc
7.750% due 04/02/12	7,800,000	8,908,723
Citigroup Inc
5.625% due 08/27/12†	6,300,000	6,486,367
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	42,805
Deutsche Telekom Int’l Finance BV (Germany)
8.250% due 06/15/05	9,040,000	9,507,070
Ford Motor Credit Co
6.700% due 07/16/04	200,000	200,287
7.875% due 06/15/10	400,000	435,744
General Motors Acceptance Corp
1.499% due 07/21/04++	900,000	899,835
6.875% due 08/28/12	5,150,000	5,246,985
8.000% due 11/01/31	10,475,000	10,762,696
Household Finance Corp
7.000% due 05/15/12	10,700,000	11,837,667
Morgan Stanley
5.300% due 03/01/13	7,100,000	6,998,669
6.750% due 07/06/05à#+ ++	17,200,000	17,200,334
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	601,010
NationsBank Corp
7.250% due 10/15/25	840,000	925,882
Postal Square LP
6.500% due 06/15/22	2,152,875	2,283,649
Premium Asset Trust
1.410% due 10/06/05~++	3,700,000	3,704,218
1.615% due 11/27/04~++	19,500,000	19,516,185
Qwest Capital Funding Inc
7.000% due 08/03/09	880,000	776,600
7.750% due 08/15/06	7,300,000	7,263,500
Sprint Capital Corp
6.000% due 01/15/07	8,350,000	8,749,447
8.750% due 03/15/32	3,250,000	3,798,018

		135,235,456

Integrated Oils - 0.22%
Amerada Hess Corp
5.300% due 08/15/04	1,200,000	1,204,020
Noble Affiliates Inc
8.950% due 12/15/04~	2,000,000	2,031,838
Norsk Hydro ASA (Norway)
7.150% due 01/15/29 †	1,000,000	1,119,060
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	838,360
8.450% due 02/15/29	595,000	759,657
Petroleos Mexicanos (Mexico)
9.500% due 09/15/27	220,000	253,000

		6,205,935

Materials& Processing - 0.05%
Packaging Corp of America
5.750% due 08/01/13†	1,400,000	1,390,670

Multi-Industry - 0.20%
Tyco International Group SA (Bermuda)
4.375% due 11/19/04	EUR4,500,000	5,519,350

Technology - 0.01%
PanAmSat Corp
6.125% due 01/15/05	$385,000	390,775

Utilities - 3.96%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	1,000,000	1,237,254
Calenergy Co Inc
7.230% due 09/15/05	600,000	630,650
CenterPoint Energy Resources Corp
8.125% due 07/15/05	2,000,000	2,101,326
Citizens Communications Co
8.500% due 05/15/06	420,000	447,666

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Cleveland Electric-Toledo Edison Co
7.670% due 07/01/04	$4,000,000	$4,000,000
Comcast Corp
7.050% due 03/15/33†	3,000,000	3,117,360
Cox Communications Inc
6.400% due 08/01/08	125,000	133,283
6.800% due 08/01/28	110,000	111,232
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,890,929
GTE California Inc
6.700% due 09/01/09	5,000,000	5,425,410
GTE Hawaiian Telephone Co
6.750% due 02/15/05	950,000	965,822
Lenfest Communications Inc
8.375% due 11/01/05	800,000	854,810
Nextel Communications Inc
3.813% due 12/15/10à+	11,969,925	12,055,928
Niagara Mohawk Power Corp
7.625% due 10/01/05	151,220	158,797
7.750% due 05/15/06	2,400,000	2,595,101
Oncor Electric Delivery Co
7.250% due 01/15/33†	4,050,000	4,504,916
Pacific Gas & Electric Co
2.300% due 04/03/06++	2,500,000	2,501,692
Progress Energy Inc
6.850% due 04/15/12†	13,300,000	14,394,058
PSEG Power LLC
6.875% due 04/15/06	350,000	371,482
7.750% due 04/15/11	1,000,000	1,134,046
Qwest Corp
6.875% due 09/15/33	1,386,000	1,160,775
7.200% due 11/01/04	350,000	354,375
9.125% due 03/15/12~	1,500,000	1,627,500
SBC Communications Inc
4.206% due 06/01/21~	20,300,000	20,619,055
Southern California Edison Co
1.440% due 01/13/06++	1,200,000	1,202,104
8.000% due 02/15/07	4,000,000	4,421,276
Toledo Edison Co
7.875% due 08/01/04	790,000	793,224
TXU Energy Co
7.000% due 03/15/13	12,500,000	13,634,262
Verizon Inc PA
5.650% due 11/15/11	2,899,000	2,945,477

		109,389,810

Total Corporate Bonds & Notes (Cost $291,795,888)		297,634,722

MORTGAGE-BACKED SECURITIES - 18.38%
Collateralized Mortgage Obligations - 5.57%
Bear Stearns Adjustable Rate Mortgage Trust
5.974% due 06/25/32''++	177,586	178,591
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30''	2,591,573	2,828,988
Cendant Mortgage Corp
6.856% due 11/18/28~+''++	3,443,478	3,709,424
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31"	2,500,000	2,694,368
CS First Boston Mortgage Securities Corp
1.700% due 02/25/32"++	214,876	215,077
1.727% due 03/25/32~+"++	12,282,439	12,330,173
5.750% due 09/22/17"	2,897,950	2,953,448
DLJ Commercial Mortgage Corp
7.300% due 06/10/32"	1,200,000	1,344,635
Fannie Mae
1.664% due 04/18/28"++	1,278,924	1,284,306
1.714% due 10/18/30"++	10,100	10,154
1.800% due 03/25/17"++	529,827	534,629
5.000% due 03/25/21"	936,848	932,988
6.250% due 03/25/13 - 11/25/22"±	7,440,236	7,559,341
6.500% due 11/25/07 - 10/25/42"±	17,583,311	18,033,782
Fannie Mae (IO)
0.950% due 03/25/09"++	365,855	5,411
FFCA Secured Lending Corp
7.270% due 09/18/27~"	1,340,221	1,384,986
First Nationwide Trust
8.500% due 09/25/31"	441,491	446,487
Freddie Mac
3.500% due 07/15/32"	1,585,740	1,556,968
5.000% due 09/15/16"	8,187,240	8,363,810
6.000% due 04/15/28 - 10/15/31"±	8,083,582	8,379,104
6.250% due 04/15/22"	4,049,965	4,118,635
6.650% due 06/15/23"	377,674	383,855
7.000% due 09/15/21"	313,844	314,250
7.500% due 01/15/23 - 10/25/43"±	15,243,712	16,286,735
Freddie Mac (IO)
7.000% due 04/15/23 - 06/15/23"±	91,199	3,867
GMAC Commercial Mortgage Securities Inc (IO)
0.782% due 05/15/35"++	13,134,093	341,543
Government National Mortgage Association
5.500% due 11/20/31"	6,919,694	6,975,164
7.500% due 09/20/26"	1,805,870	1,923,246
Imperial Savings Association
8.460% due 02/25/18"++	11,991	12,027
IndyMac ARM Trust
6.571% due 01/25/32"++	913,475	933,741
Lehman Large Loan (IO)
0.961% due 10/12/34"++	9,709,186	188,871
MASTR Asset Securitization Trust
5.500% due 09/25/33"	518,552	506,755
Mellon Residential Funding Corp
6.750% due 01/25/13"	7,856	7,853
MLCC Mortgage Investors Inc
1.619% due 03/15/25"++	12,580,593	12,623,710
Mortgage Capital Funding Inc (IO)
1.508% due 11/20/27"++	6,397,788	194,866
NationsBanc Montgomery Funding Corp
6.750% due 06/25/28"	271,211	271,061
Residential Accredit Loans Inc
5.500% due 06/25/17"	1,619,549	1,635,128
Residential Funding Mortgage Securities Inc
6.500% due 03/25/24"	522,745	522,032
Sequoia Mortgage Trust
1.630% due 07/20/33"++	7,222,789	7,244,558
Small Business Administration Inc
7.452% due 09/01/10"	369,528	401,954
7.640% due 03/10/10"	1,176,828	1,286,595
8.017% due 02/10/10"	756,227	836,041
Structured Asset Mortgage Investments Inc
6.489% due 06/25/29"++	94,425	96,888
6.686% due 02/25/30"++	370,994	378,569
Structured Asset Securities Corp
1.590% due 01/25/33"++	251,064	251,053
Union Planters Mortgage Finance Corp
6.800% due 01/25/28"	3,892,674	4,059,881
Washington Mutual Inc
3.052% due 02/27/34"++	6,653,978	6,659,429
5.160% due 10/25/32"++	1,721,252	1,736,859

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value

Washington Mutual MSC Mortgage Inc
5.120% due 02/25/33"++	$5,655,058	$5,740,363
5.750% due 12/25/32"	1,666,612	1,673,831
Wells Fargo Mortgage-Backed Securities Trust
4.636% due 09/25/32"++	943,005	942,688
4.960% due 09/25/32"++	792,209	802,192

		154,100,910

Fannie Mae - 7.91%
3.061% due 03/01/33"++	3,038,573	3,094,838
3.252% due 12/01/22"++	115,383	118,284
3.320% due 01/01/25"++	219,028	224,641
3.359% due 01/01/23"++	484,880	496,643
3.436% due 04/01/27"++	398,526	414,903
3.448% due 11/01/23"++	6,981	7,176
3.966% due 05/01/36"++	419,486	431,326
4.096% due 05/01/36"++	415,164	428,850
4.201% due 05/01/36"++	13,031,947	13,462,735
5.000% due 08/17/19#"	33,500,000	33,426,702
5.000% due 05/01/34"	499,411	483,155
5.090% due 09/01/34"++	7,363,144	7,498,733
5.500% due 07/15/34#"	36,000,000	35,831,232
5.500% due 12/01/14 - 06/01/23"±	24,881,891	25,222,039
6.000% due 04/01/16 - 07/01/23"±	71,797,127	74,168,334
6.500% due 09/01/05 - 01/01/30"±	19,406,819	20,490,117
6.825% due 08/01/09"	955,663	1,048,263
6.875% due 08/01/09"	956,160	1,050,759
6.900% due 09/01/09"	569,462	626,398
7.220% due 06/01/27"++	46,143	47,817
8.000% due 04/01/30 - 09/01/30"±	123,936	134,793

		218,707,738

Federal Housing Authority - 0.37%
7.422% due 09/01/19+"	2,002,006	1,962,107
7.430% due 10/01/20 - 10/01/24+"±	7,845,321	7,756,822
7.860% due 11/01/22+"	557,180	546,076

		10,265,005

Freddie Mac - 1.86%
3.387% due 01/01/28"++	210,194	215,637
3.464% due 05/01/23"++	42,390	43,489
4.000% due 07/01/18"	9,391	8,967
5.500% due 03/01/23 - 01/01/30"±	20,026,245	20,132,348
5.812% due 03/01/32"++	2,928,304	2,985,464
5.862% due 07/01/32"++	658,610	673,354
5.913% due 03/01/32"++	1,139,790	1,160,493
6.000% due 07/01/06 - 10/01/22"±	12,989,818	13,422,110
6.046% due 05/01/32"++	622,595	632,495
6.500% due 01/01/15 - 05/01/17"±	11,504,505	12,161,373
9.000% due 12/01/04"	500	507

		51,436,237

Government National Mortgage Association - 2.67%
2.750% due 03/20/32"++	815,497	790,981
3.000% due 09/20/31 - 06/20/34"++±	19,698,800	19,185,632
3.250% due 03/20/28 - 06/20/30"++±	861,751	854,309
3.375% due 01/20/23 - 02/20/27"++±	6,163,956	6,174,703
3.500% due 06/20/28 - 03/20/33"++±	9,192,101	9,146,259
3.750% due 03/20/29"++	312,214	315,451
4.000% due 09/20/30 - 03/20/33"++±	5,714,873	5,714,879
4.375% due 05/20/22 - 05/20/28"++±	8,580,201	8,591,362
4.500% due 09/20/32 - 11/20/32"++±	864,152	874,922
4.625% due 12/20/22 - 12/20/26"++±	5,485,243	5,538,986
4.750% due 07/20/23 - 09/20/27"++±	2,514,587	2,550,467
5.125% due 11/20/24"++	302,944	309,381
5.250% due 08/20/20 - 07/20/24"++±	427,727	435,138
6.000% due 08/15/31"	74,789	76,843
7.500% due 04/15/30 - 12/15/31"±	897,186	968,088
8.000% due 12/15/29 - 08/15/32"±	4,801,313	5,264,471
8.500% due 09/15/16 - 01/15/31"±	6,281,491	6,899,124
9.000% due 02/15/17 - 04/15/20"±	56,958	64,316
9.500% due 08/15/17 - 04/15/18"±	3,834	4,334
10.000% due 05/15/19 - 02/15/25"±	82,617	92,611

		73,852,257

Total Mortgage-Backed Securities (Cost $506,521,200)		508,362,147

ASSET-BACKED SECURITIES - 1.99%
American Business Financial Services Inc
6.455% due 09/25/29"	3,243,052	3,367,916
Ameriquest Mortgage Securities Inc
1.460% due 12/25/33"++	1,106,232	1,107,052
2.120% due 10/25/31"++	3,000,000	3,018,304
Asset-Backed Securities Corp Home Equity
1.539% due 08/15/32"++	913,930	914,907
Chase Funding Loan Acquisition Trust
1.540% due 04/25/31"++	115,343	115,547
Conseco Finance Securitizations Corp Inc
7.350% due 10/15/30"	5,082,319	5,110,218
7.470% due 05/01/32"	405,657	405,955
7.970% due 05/01/32"	5,700,000	4,730,890
ContiMortgage Home Equity Loan Trust
6.470% due 12/25/13"	1,739,740	1,783,750
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30"	351,943	369,601
Financial Asset Securities Corp
1.450% due 09/27/33~"++	906,239	906,777
First Franklin Mortgage Loan Asset-Backed Certs
2.800% due 02/25/33"++	3,061,563	3,078,297
IMC Home Equity Loan Trust
6.340% due 08/20/29"	1,245,171	1,272,592
MBNA Master Credit Card Trust
6.450% due 02/15/08"	2,500,000	2,598,597
Mid-State Trust
7.340% due 07/01/35"	3,388,458	3,557,409
7.791% due 03/15/38"	1,460,770	1,596,372
8.330% due 04/01/30"	9,430,643	10,138,596
Nextcard Credit Card Master Note Trust
2.000% due 04/16/07~+"++	1,959,014	1,820,811

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
NPF XII Inc
2.200% due 12/01/03~+"++##	$6,000,000	$361,188
Oakwood Mortgage Investors Inc
6.890% due 11/15/32"	1,000,000	270,625
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09+"	864,000	150,525
Renaissance Home Equity Loan Trust
1.740% due 08/25/33"++	5,036,590	5,049,045
Sallie Mae
1.370% due 04/25/11"++	2,346,642	2,351,089
Salomon Brothers Mortgage Securities VII Inc
1.819% due 12/15/29"++	965,967	964,838

Total Asset-Backed Securities (Cost $54,896,632)		55,040,901

U.S. GOVERNMENT AGENCY ISSUES - 0.41%
Small Business Administration Participation Certs
6.120% due 09/01/21	4,344,558	4,570,527
Tennessee Valley Authority
4.875% due 12/15/16†	6,500,000	6,790,797

Total U.S. Government Agency Issues (Cost $11,531,525)		11,361,324

U.S. TREASURY OBLIGATIONS - 18.88%
U.S. Treasury Bonds - 11.88%
6.875% due 08/15/25†	32,600,000	38,778,743
7.500% due 11/15/16†	136,270,000	168,032,629
8.500% due 02/15/20†	90,000,000	121,809,420

		328,620,792

U.S. Treasury Inflation Index Bonds - 1.50%
3.000% due 07/15/12^†	313,647	339,180
3.375% due 01/15/07^†	7,830,768	8,390,245
3.625% due 01/15/08^†	14,486,446	15,836,076
3.875% due 01/15/09^†	4,011,770	4,473,753
4.250% due 01/15/10^†	11,005,405	12,599,472

		41,638,726

U.S. Treasury Notes - 5.50%
1.250% due 05/31/05†	60,600,000	60,197,616
1.625% due 04/30/05†	86,500,000	86,283,836
3.375% due 12/15/08†	5,700,000	5,629,200

		152,110,652

Total U.S. Treasury Obligations (Cost $536,370,016)		522,370,170

FOREIGN GOVERNMENT BONDS - 4.31%
Bundesrepublik Deutschland (Germany)
5.000% due 07/04/11	EUR1,200,000	1,551,581
Hydro Quebec (Canada)
8.625% due 06/15/29†	$1,000,000	1,355,289
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,006,151
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	447,331
Republic of Brazil (Brazil)
2.063% due 04/15/06++	5,264,000	5,194,005
2.125% due 04/15/09++	1,485,356	1,350,253
11.500% due 03/12/08	12,620,000	13,547,570
12.250% due 03/06/30	1,250,000	1,306,250
Republic of Panama (Panama)
8.250% due 04/22/08	1,500,000	1,627,500
8.875% due 09/30/27	8,500,000	8,287,500
9.375% due 01/16/23	9,500,000	9,737,500
10.750% due 05/15/20	290,000	326,250
Republic of Peru (Peru)
4.500% due 03/07/17++	950,000	771,544
9.125% due 02/21/12†	11,600,000	11,948,000
9.875% due 02/06/15	2,000,000	2,100,000
Republic of South Africa (South Africa)
7.375% due 04/25/12	320,000	348,400
9.125% due 05/19/09	500,000	583,125
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	280,229
United Kingdom Gilt (United Kingdom)
5.000% due 09/07/14#	GBP14,800,000	26,383,046
United Mexican States (Mexico)
8.000% due 09/24/22	$6,500,000	6,766,500
8.300% due 08/15/31	15,900,000	16,695,000
8.375% due 01/14/11	3,750,000	4,246,875

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/05+ ++	21,250,000	478,125
0.000% due 06/30/06+ ++	21,250,000	478,125
0.000% due 06/30/07+ ++	21,250,000	382,500

Total Foreign Government Bonds (Cost $112,978,215)		119,198,649

	Principal
	Amount
MUNICIPAL BONDS - 2.93%
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,178,196
California State Economic Recovery ‘A’
5.250% due 07/01/13	5,500,000	6,035,250
Cook County IL ‘B’
5.250% due 11/15/14	5,000,000	5,446,950
Georgia State ‘B’
5.000% due 05/01/20	2,750,000	2,841,465
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,152,240
Golden State Tobacco Securitization Corp CA
6.250% due 06/01/33	400,000	360,704
Hamilton OH School District Gas Supply Revenue
7.740% due 02/01/12	5,500,000	6,323,845
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,063,350
Illinois State Taxable Pension
5.100% due 06/01/33	12,800,000	11,356,928
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,066,360
New Mexico Mortgage Finance Authority
7.070% due 03/01/28	400,000	416,356
New York City Transitional Finance Authority
4.750% due 11/01/23	1,000,000	974,020
5.000% due 02/01/31	3,000,000	2,922,420
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	506,995

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value

Salt River Project Agriculture & Power AZ ‘B’
5.000% due 01/01/31	$700,000	$693,903
State of Minnesota
5.000% due 08/01/10	4,000,000	4,361,960
5.000% due 08/01/11	6,345,000	6,932,166
5.000% due 08/01/12	7,420,000	8,087,429
Tobacco Settlement Authority IA ‘B’
5.600% due 06/01/35	1,200,000	908,808
Tobacco Settlement Financing Corp LA
5.875% due 05/15/39	3,890,000	3,135,457
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,232,543
6.750% due 06/01/39	3,535,000	3,172,486
Tobacco Settlement Financing Corp RI
6.250% due 06/01/42	900,000	740,106
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	5,567,584
Virginia Housing Development Authority
5.350% due 07/01/31	1,500,000	1,512,150

Total Municipal Bonds (Cost $82,811,128)		80,989,671

	Notional
	Amount

PURCHASED CALL OPTION - 0.04%
Swaption (3-month LIBOR vs 5.750%) (OTC) Strike @ 5.75 Exp. 04/27/09 28,200,000 Contracts	28,200,000	1,122,670

Total Purchased Call Option (Cost $1,459,770)		1,122,670

PURCHASED PUT OPTIONS - 0.07%
Euro-Bund September Futures (EUX) Strike @ 102.00 Exp. 08/23/04 274 Contracts	EUR274,000,000	—
Eurodollar March Futures (CME) Strike @ 93.25 Exp. 03/14/05 818 Contracts	$818,000,000	5,112
Eurodollar March Futures (CME) Strike @ 93.50 Exp. 03/14/05 500 Contracts	500,000,000	3,125
Eurodollar March Futures (CME) Strike @ 93.75 Exp. 03/14/05 759 Contracts	759,000,000	4,744
Eurodollar September Futures (CME) Strike @ 93.75 Exp. 09/13/04 804 Contracts	804,000,000	5,025
Eurodollar December Futures (CME) Strike @ 95.25 Exp. 12/13/04 728 Contracts	728,000,000	4,550
Swaption (3-month LIBOR vs 6.250%) (OTC) Strike @ 6.25 Exp. 04/27/09 28,200,000 Contracts	28,200,000	1,839,148

Total Purchased Put Options (Cost $2,051,710)		1,861,704

	Principal
	Amount

SHORT-TERM INVESTMENTS - 46.03%
Commercial Paper - 1.46%
Altria Group Inc
1.831% due 10/29/04	9,000,000	8,951,400
HBOS Treasury Services PLC (United Kingdom)
1.210% due 08/25/04	7,700,000	7,685,766
1.320% due 10/01/04	2,800,000	2,789,024
Rabobank USA Financial Corp
1.110% due 08/23/04	7,000,000	6,988,561
UBS Finance (DE) LLC
1.070% due 07/15/04	13,900,000	13,894,216

		40,308,967

Mortgage-Backed Securities - 0.44%
Fannie Mae
1.000% due 10/01/04	12,300,000	12,247,303

U.S. Government Agency Issues - 40.00%
Fannie Mae
1.010% due 07/01/04 †	65,100,000	65,100,000
1.030% due 07/07/04	78,100,000	78,086,658
1.040% due 07/14/04 †	10,600,000	10,596,019
1.056% due 07/28/04	83,600,000	83,533,810
1.063% due 08/04/04	52,000,000	51,948,005
1.150% due 08/18/04	9,000,000	8,986,200
1.180% due 08/25/04 †	11,600,000	11,579,088
1.240% due 09/01/04 †	72,074,000	71,905,932
1.415% due 09/15/04 †	74,400,000	74,167,872
1.435% due 09/22/04	91,200,000	90,883,536
1.530% due 10/20/04	54,800,000	54,530,932
Federal Home Loan Bank
1.250% due 07/01/04	46,000,000	46,000,000
1.410% due 09/15/04	27,100,000	27,015,448
Freddie Mac
1.010% due 07/15/04	6,700,000	6,697,368
1.060% due 08/03/04†	55,700,000	55,646,006
1.079% due 08/23/04	27,400,000	27,348,366
1.210% due 08/31/04†	54,200,000	54,069,378
1.275% due 09/07/04†	45,100,000	44,991,384
1.437% due 09/30/04	54,800,000	54,587,924
1.450% due 09/14/04†	22,700,000	22,630,311
1.465% due 09/28/04	48,000,000	47,819,040
1.475% due 10/01/04	20,500,000	20,419,640
1.520% due 10/13/04	20,500,000	20,406,930
1.540% due 10/18/04	27,400,000	27,268,480
1.545% due 10/25/04	27,400,000	27,258,068
1.560% due 10/20/04	23,400,000	23,285,106

		1,106,761,501

U.S. Treasury Bills - 3.64%
1.205% due 09/02/04**	26,080,000	26,024,814
1.246% due 09/09/04†	54,100,000	53,971,026
4.000% due 09/16/04**	20,745,000	20,689,985

		100,685,825

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.49%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $13,657,228; collateralized by U.S. Treasury Bonds 0.000% due 11/04/04 (PO) and market value $13,934,388)	$13,657,000	$13,657,000

Total Short-Term Investments (Cost $1,273,815,734)		1,273,660,596

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 103.82% (Cost $2,874,874,999)		2,872,247,554

	Shares
SECURITIES LENDING COLLATERAL - 21.32%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	589,947,416	589,947,416

Total Securities Lending Collateral (Cost $589,947,416)		589,947,416

TOTAL INVESTMENTS - 125.14% (Cost $3,464,822,415)		3,462,194,970

OTHER ASSETS & LIABILITIES, NET - (25.14%)		(695,452,347)

NET ASSETS - 100.00%		$2,766,742,623

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $42,450,413 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

			Unrealized
	Number of	Notional	Appreciation
Type	Contracts	Amount	(Depreciation)
Euro-Bobl 5-Year Notes (09/04)	453	EUR45,300,000	$102,397
Euro-Bund 10-Year Notes (09/04)	2,411	241,100,000	1,462,113
Eurodollar (12/04)	92	$92,000,000	(11,000)
Eurodollar (03/05)	1,587	1,587,000,000	(1,331,929)
Eurodollar (06/05)	1,349	1,349,000,000	(831,008)
Eurodollar (09/05)	6	6,000,000	17,711
Eurodollar (12/05)	335	335,000,000	(749,515)
Eurodollar (12/06)	252	252,000,000	182,700
Municipal Bond (09/04)	23	2,300,000	17,816
90-Day GBP LIBOR (12/04)	219	GBP109,500,000	(236,525)
90-Day GBP LIBOR (03/05)	1,250	625,000,000	(1,124,591)
U.S. Treasury 5-Year Notes (09/04)	5,129	$512,900,000	2,734,422
U.S. Treasury 10-Year Notes (09/04)	7,845	784,500,000	11,338,251
U.S. Treasury 30-Year Bonds (09/04)	86	8,600,000	218,864

			$11,789,706

(b) Restricted securities as of June 30, 2004:

Issuer and Acquisition Dates			Value as a % of Net Assets
	Cost	Value
Morgan Stanley
06/28/04	$17,200,000	$17,200,334	0.62%
Nextel Communications Inc
03/17/04 - 03/25/04	12,076,288	12,055,928	0.43%
Northwest Airlines Corp
10/29/97	2,902,354	1,270,918	0.05%

	$32,178,642	$30,527,180	1.10%

(c) Transactions in written options for the period ended June 30, 2004, were as follows:

Number of
	Contracts	Premium
Outstanding, December 31, 2003	840,600,000	$14,810,260
Options Writen	—	—
Options Exercised	—	—
Options Expired	—	—
Options Repurchased	—	—

Outstanding, June 30, 2004	840,600,000	$14,810,260

(d) Premiums received and value of written options outstanding at June 30, 2004:

	Notional
Type	Amount	Premium	Value
Call - OTC Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 10/07/04	$32,300,000	$810,730	$1,647
Put - OTC Swaption (3 month LIBOR vs. 6.000%)
Strike @ 6.00 Exp. 10/07/04	51,300,000	1,631,340	107,781
Call - OTC Swaption (3 month LIBOR vs. 5.000%)
Strike @ 5.00 Exp. 01/07/05	61,000,000	1,656,150	1,049,932
Put - OTC Swaption (3 month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 01/07/05	61,000,000	1,262,700	23,973
Call - OTC Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 09/23/05	67,500,000	1,145,690	170,505
Put - OTC Swaption (3 month LIBOR vs. 6.000%)
Strike @ 6.00 Exp. 09/23/05	10,900,000	369,510	160,481
Put - OTC Swaption (3 month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 09/23/05	56,600,000	871,640	265,171
Call - OTC Swaption (3 month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 10/31/05	250,000,000	3,912,500	666,250
Put - OTC Swaption (3 month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 10/31/05	250,000,000	3,150,000	1,381,750

		$14,810,260	$3,827,490

(e) Investments sold short outstanding at June 30, 2004:

	Principal
Type	Amount	Value
Fannie Mae
6.000% due 07/15/34#+	$317,000,000	($323,637,346)
U.S. Treasury Notes
3.250% due 08/15/07#+	259,300,000	(259,614,012)
3.625% due 05/15/13#+	145,000,000	(135,790,325)
4.000% due 11/15/12#+	56,100,000	(54,331,560)

Total Investments sold short (Proceeds $764,062,716)		($773,373,243)

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

(f) Swap agreements outstanding at June 30, 2004:

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive total return on Lehman Commercial Mortgage- Backed Securities Index and pay a floating rate based on the 1-month USD-LIBOR minus 65 basis points.
Broker: The Bear Stearns Cos Inc Exp. 07/30/04	$2,400,000	$—
Broker: The Bear Stearns Cos Inc Exp. 08/31/04	5,400,000	—
Receive total return on Lehman Commercial Mortgage- Backed Securities Index and pay a floating rate based on the 1-month USD-LIBOR minus 63 basis points.
Broker: Bank of America Corp Exp. 09/30/04	1,900,000	—
Receive total return on Lehman Commercial Mortgage- Backed Securities Index and pay a floating rate based on the 1-month USD-LIBOR minus 65 basis points.
Broker: Morgan Stanley Exp. 09/30/04	8,200,000	—
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month GBP-LIBOR.
Broker: The Goldman Sachs Group Inc Exp. 09/15/05	GBP 29,100,000	(188,647)
Receive fixed rate equal to 4.000% and pay floating rate based on 6-month EUR-LIBOR.
Broker: J.P. Morgan Chase & Co Exp. 03/15/07	EUR 49,700,000	(331,711)
Broker: Merrill Lynch & Co Inc Exp. 03/15/07	22,300,000	13,746
Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD-LIBOR.
Broker: The Goldman Sachs Group Inc Exp. 08/15/07	$221,900,000	(3,293,196)
Receive fixed rate equal to 4.500% and pay floating rate based on 3-month SEK-LIBOR.
Broker: J.P. Morgan Chase & Co Exp. 06/17/08	SEK 576,300,000	(699,679)
Broker: Merrill Lynch & Co Inc Exp. 06/17/08	544,800,000	(628,694)
Receive fixed rate equal to 0.110% and pay to the counterparty at par in the event of default of the Johnson & Johnson 3.800% due 05/15/13.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	$7,900,000	(11)
Receive fixed rate equal to 0.120% and pay to the counterparty at par in the event of default of The Home Depot Inc 5.375% due 04/01/06.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	7,900,000	6,548
Receive fixed rate equal to 0.130% and pay to the counterparty at par in the event of default of the E.I. du Pont de Nemours and Co 6.875% due 10/15/09.
Broker: Bank of America Corp Exp. 12/20/08	7,200,000	17,890
Receive fixed rate equal to 0.140% and pay to the counterparty at par in the event of default of the Wal-Mart Stores Inc 6.875% due 08/10/09.
Broker: Barclays Bank PLC Exp. 12/20/08	800,000	330
Broker: Citigroup Inc Exp. 12/20/08	12,600,000	5,205
Receive fixed rate equal to 0.140% and pay to the counterparty at par in the event of default of the Wal-Mart Stores Inc 3.375% due 10/01/08.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	400,000	165
Receive fixed rate equal to 0.150% and pay to the counterparty at par in the event of default of the Wal-Mart Stores Inc 4.550% due 05/01/13.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(3)
Receive fixed rate equal to 0.160% and pay to the counterparty at par in the event of default of the Eli Lilly & Co 6.000% due 03/15/12.
Broker: Barclays Bank PLC Exp. 12/20/08	8,700,000	(7,235)
Receive fixed rate equal to 0.210% and pay to the counterparty at par in the event of default of the Emerson Electric Co 4.625% due 10/15/12.
Broker: Morgan Stanley Exp. 12/20/08	6,000,000	7,441
Receive fixed rate equal to 0.220% and pay to the counterparty at par in the event of default of the Gannett Co Inc 6.375% due 04/01/12.
Broker: Merrill Lynch & Co Inc Exp. 12/20/08	2,200,000	—
Receive fixed rate equal to 0.240% and pay to the counterparty at par in the event of default of the Costco Wholesale Corp 5.500% due 03/15/07.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	1,700,000	(2,114)
Receive fixed rate equal to 0.260% and pay to the counterparty at par in the event of default of The Allstate Corp 6.125% due 02/15/12.
Broker: Morgan Stanley Exp. 12/20/08	10,000,000	(3,630)

See Notes to Financial Statements

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)
Receive fixed rate equal to 0.280% and pay to the counterparty at par in the event of default of the Eaton Corp 5.750% due 07/15/12.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	$8,000,000	($14,604)
Receive fixed rate equal to 0.290% and pay to the counterparty at par in the event of default of the Fedex Corp 7.250% due 02/15/11.
Broker: Barclays Bank PLC Exp. 12/20/08	2,400,000	8,556
Broker: Citigroup Inc Exp. 12/20/08	3,500,000	12,477
Receive fixed rate equal to 0.290% and pay to the counterparty at par in the event of default of the TRW Inc 7.125% due 06/01/09.
Broker: UBS Securities Inc Exp. 12/20/08	1,100,000	6,626
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	1,000,000	6,024
Receive fixed rate equal to 0.290% and pay to the counterparty at par in the event of default of the Whirlpool Corp 8.600% due 05/01/10.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,800,000	44,580
Receive fixed rate equal to 0.300% and pay to the counterparty at par in the event of default of the Mascotech Inc 5.875% due 07/15/12.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,300,000	19,066
Receive fixed rate equal to 0.320% and pay to the counterparty at par in the event of default of the Hewlett-Packard Co 6.500% due 07/01/12.
Broker: The Bear Stearns Cos Inc Exp. 12/20/08	9,600,000	(13,795)
Receive fixed rate equal to 0.320% and pay to the counterparty at par in the event of default of the Ingersoll-Rand Co Ltd 6.480% due 06/01/25.
Broker: Merrill Lynch & Co Inc Exp. 12/20/08	4,900,000	13,298
Receive fixed rate equal to 0.350% and pay to the counterparty at par in the event of default of the RadioShack Corp 7.375% due 05/15/11.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,300,000	4,961
Receive fixed rate equal to 0.410% and pay to the counterparty at par in the event of default of the Federated Department Stores Inc 6.625% due 04/01/11.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	9,390
Receive fixed rate equal to 0.440% and pay to the counterparty at par in the event of default of the Lockheed Martin Corp 8.200% due 12/01/09.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(722)
Receive fixed rate equal to 0.480% and pay to the counterparty at par in the event of default of the Carnival Corp 6.150% due 04/15/08.
Broker: ABN Amro Securities LLC Exp. 12/20/08	1,100,000	3,446
Receive fixed rate equal to 0.480% and pay to the counterparty at par in the event of default of the Northrop Grumman Corp 7.125% due 02/15/11.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,200,000	(5,718)
Receive fixed rate equal to 0.530% and pay to the counterparty at par in the event of default of The Walt Disney Co 6.375% due 03/01/12.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(2,046)
Receive fixed rate equal to 0.530% and pay to the counterparty at par in the event of default of the Lockheed Martin Corp 8.200% due 12/01/09.
Broker: Lehman Brothers Holdings Inc Exp. 12/20/08	3,200,000	(13,626)
Receive fixed rate equal to 0.610% and pay to the counterparty at par in the event of default of the Clear Channel Communications Inc 7.650% due 09/15/10.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	7,219
Receive fixed rate equal to 0.670% and pay to the counterparty at par in the event of default of the Clear Channel Communications Inc 7.650% due 09/15/10.
Broker: Barclays Bank PLC Exp. 12/20/08	3,900,000	12,136
Receive fixed rate equal to 0.670% and pay to the counterparty at par in the event of default of The Walt Disney Co 6.375% due 03/01/12.
Broker: Barclays Bank PLC Exp. 12/20/08	3,900,000	(28,592)
Receive fixed rate equal to 0.680% and pay to the counterparty at par in the event of default of the Albertson’s Inc 7.50% due 02/15/11.
Broker: Credit Suisse First Boston Corp Exp. 12/20/08	1,300,000	(1,249)

See Notes to Financial Statements

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

		Unrealized
	Notional	Appreciation
Type	Amount	(Depreciation)

Receive fixed rate equal to 0.900% and pay to the counterparty at par in the event of default of the Goodrich Corp 7.625% due 12/15/12.
Broker: Credit Suisse First Boston Corp
Exp. 12/20/08	$1,300,000	($10,000)
Receive fixed rate equal to 0.970% and pay to the counterparty at par in the event of default of the Goodrich Corp 7.625% due 12/15/12.
Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08	3,200,000	(33,741)
Receive fixed rate equal to 1.090% and pay to the counterparty at par in the event of default of the Capital One Financial Corp 4.875% due 05/15/08.
Broker: The Bear Stearns Cos Inc
Exp. 12/20/08	2,200,000	(17,532)
Receive fixed rate equal to 1.350% and pay to the counterparty at par in the event of default of the Capital One Financial Corp 8.750% due 02/01/07.
Broker: J.P. Morgan Chase & Co
Exp. 12/20/08	900,000	(16,672)
Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD-LIBOR.
Broker: Bank of America Corp
Exp. 12/15/09	28,400,000	261,979
Broker: Morgan Stanley
Exp. 12/15/09	75,000,000	536,482
Broker: UBS Securities Inc
Exp. 12/15/09	45,500,000	375,516
Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 5.000%.
Broker: Citibank NA
Exp. 06/17/12	EUR31,000,000	(2,208,561)
Broker: UBS Securities Inc
Exp. 12/15/14	220,700,000	(2,369,130)
Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 6.000%.
Broker: The Goldman Sachs Group Inc
Exp. 12/15/24	$171,000,000	(4,622,027)
Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 6.175%.
Broker: The Goldman Sachs Group Inc
Exp. 05/22/30	EUR3,580,000	(771,057)

		($13,910,911)

(g) Forward foreign currency contracts outstanding at June 30, 2004, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	1,663,200	07/04	($12,986)
Buy	BRL	1,664,880	08/04	21,553
Buy	BRL	2,229,000	09/04	11,484
Buy	CLP	105,952,500	08/04	(3,526)
Buy	CLP	510,425,800	08/04	3,200
Buy	CLP	450,272,860	09/04	11,536
Buy	CNY	178,150,500	09/04	(450,840)
Sell	CNY	178,150,500	09/04	338,752
Buy	CNY	90,821,250	09/05	(259,629)
Buy	EUR	2,500,000	07/04	(5,113)
Sell	EUR	11,140,000	07/04	157,312
Sell	EUR	3,452,000	07/04	(26,402)
Sell	GBP	4,821,000	07/04	22,379
Buy	HKD	4,355,120	08/04	(705)
Buy	HKD	5,775,785	09/04	(43)
Buy	INR	53,088,280	09/04	(19,395)
Buy	JPY	2,895,777,000	07/04	83,390
Buy	KRW	652,120,000	08/04	15,320
Buy	KRW	876,740,000	09/04	5,643
Buy	MXN	12,329,900	08/04	18,090
Buy	MXN	8,329,773	09/04	(10,233)
Buy	PEN	2,720,578	09/04	5,408
Buy	RUB	15,965,600	08/04	4,124
Buy	RUB	21,205,220	09/04	370
Buy	SGD	946,764	08/04	(1,618)
Buy	SGD	1,266,629	09/04	(113)
Buy	SKK	26,142,260	09/04	10,171
Buy	TWD	18,546,640	08/04	(1,399)
Buy	TWD	24,675,030	09/04	(765)
Buy	ZAR	7,412,237	08/04	132,342
Buy	ZAR	5,363,347	09/04	26,608
Sell	ZAR	3,133,000	09/04	542

				$75,457

(h) Notional and principal amount denoted in the indicated currency:

BRL - Brazilian Real	MXN - Mexican Peso
CLP - Chilean Peso	PEN - Peruvian Nuevo Sol
CNY - Chinese Yuan	RUB - Russian Ruble
EUR - Eurodollar	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	SKK - Slovakian Koruna
INR - Indian Rupee	TWD - Taiwan Dollar
JPY - Japanese Yen	ZAR - South African Rand
KRW - Korean Won

(i) IO - Interest Only            PO - Principal Only

See Notes to Financial Statements

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.46%
Autos & Transportation - 8.23%
Alexander & Baldwin Inc†	135,200	$4,522,440
Arctic Cat Inc	157,800	4,344,234
Arkansas Best Corp	177,700	5,849,884
ArvinMeritor Inc†	207,100	4,052,947
Frontline Ltd† (Bermuda)	120,400	4,155,004
Teekay Shipping Corp† (Bahamas)	120,200	4,493,076
Tidewater Inc†	152,300	4,538,540
USF Corp	117,500	4,127,775

		36,083,900

Consumer Discretionary - 12.59%
Banta Corp†	84,800	3,765,968
Bob Evans Farms Inc†	160,800	4,402,704
Brown Shoe Co Inc	126,300	5,169,459
Burlington Coat Factory Warehouse Corp†	209,700	4,047,210
Callaway Golf Co†	343,900	3,899,826
Intrawest Corp (Canada)	257,400	4,105,530
Kellwood Co	115,300	5,021,315
Landry’s Restaurants Inc†	144,000	4,304,160
Libbey Inc†	134,200	3,725,392
Russ Berrie & Co Inc†	99,700	1,937,171
Russell Corp	237,600	4,267,296
Sturm Ruger & Co Inc†	219,600	2,659,356
The Cato Corp ‘A’	168,000	3,771,600
World Fuel Services Corp	90,400	4,075,232

		55,152,219

Consumer Staples - 5.83%
Casey’s General Stores Inc†	237,600	4,348,080
Fresh Del Monte Produce Inc† (Cayman)	172,300	4,354,021
Ruddick Corp†	187,900	4,218,355
Sensient Technologies Corp†	223,900	4,809,372
Universal Corp VA†	87,900	4,477,626
Weis Markets Inc†	95,600	3,350,780

		25,558,234

Energy - 7.63%
Arch Coal Inc	121,400	4,442,026
Berry Petroleum Co ‘A’†	151,600	4,458,556
Cabot Oil & Gas Corp†	138,200	5,845,860
Massey Energy Co†	195,100	5,503,771
Penn Virginia Corp	125,400	4,528,194
Range Resources Corp	304,000	4,438,400
St. Mary Land & Exploration Co†	118,700	4,231,655

		33,448,462

Financial Services - 16.95%
AMCORE Financial Inc	124,400	3,751,904
AmerUs Group Co†	98,100	4,061,340
BancorpSouth Inc	166,800	3,758,004
CBL & Associates Properties Inc	40,400	2,222,000
Chittenden Corp	123,600	4,344,540
Commercial Federal Corp	125,200	3,392,920
Delphi Financial Group ‘A’	105,199	4,681,356
Equity One Inc	257,500	4,655,600
First Industrial Realty Trust Inc†	106,800	3,938,784
Healthcare Realty Trust Inc	120,900	4,531,332
HRPT Properties Trust	404,400	4,048,044
LandAmerica Financial Group Inc†	84,900	3,305,157
McGrath RentCorp†	91,500	3,380,925
Nationwide Health Properties Inc	232,500	4,394,250
New Plan Excel Realty Trust Inc†	77,900	1,819,744
Old National Bancorp IN†	182,815	4,539,296
Scottish Re Group Ltd† (Bermuda)	191,700	4,457,025
Shurgard Storage Centers Inc ‘A’	107,700	4,027,980
Susquehanna Bancshares Inc	163,500	4,113,660
Washington Federal Inc	36,080	865,920

		74,289,781

Health Care - 5.50%
Arrow International Inc	127,700	3,820,784
Cooper Cos Inc†	67,500	4,263,975
Invacare Corp†	112,600	5,035,472
Landauer Inc	84,000	3,751,440
Owens & Minor Inc†	183,400	4,750,060
West Pharmaceutical Services Inc†	58,800	2,487,240

		24,108,971

Materials & Processing - 16.64%
Acuity Brands Inc	176,000	4,752,000
Albany International Corp ‘A’†	137,900	4,627,924
Barnes Group Inc†	127,700	3,700,746
Commercial Metals Co	143,000	4,640,350
Corn Products International Inc†	95,200	4,431,560
Ennis Business Forms Inc†	112,900	2,201,550
Goldcorp Inc† (Canada)	133,500	1,557,945
Harsco Corp	82,900	3,896,300
IAMGOLD Corp† (Canada)	783,100	4,369,698
Lennox International Inc†	213,900	3,871,590
Lubrizol Corp	129,800	4,753,276
Methanex Corp (Canada)	352,300	4,657,758
Precision Castparts Corp	29,800	1,629,762
Rock-Tenn Co ‘A’†	222,200	3,766,290
RPM International Inc	251,300	3,819,760
Universal Forest Products Inc†	122,400	3,947,400
Valmont Industries Inc†	158,700	3,634,230
WD-40 Co†	139,500	4,176,630
York International Corp	109,300	4,488,951

		72,923,720

Multi-Industry - 2.57%
Kaman Corp ‘A’†	177,300	2,480,427
Lancaster Colony Corp†	107,600	4,480,464
Teleflex Inc†	85,400	4,282,810

		11,243,701

Producer Durables - 5.38%
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	150,300	4,185,855
Crane Co†	139,500	4,378,905
Curtiss-Wright Corp†	91,900	5,163,861
Lincoln Electric Holdings Inc†	155,900	5,314,631
Regal-Beloit Corp†	203,400	4,527,684

		23,570,936

Technology - 1.00%
Methode Electronics Inc†	336,500	4,364,405

Utilities - 11.14%
Atmos Energy Corp†	171,500	4,390,400
Cleco Corp	238,300	4,284,634
Energen Corp	100,300	4,813,397
National Fuel Gas Co	170,700	4,267,500
Nicor Inc†	123,400	4,191,898
Northwest Natural Gas Co†	140,400	4,282,200
Peoples Energy Corp†	93,800	3,953,670
PNM Resources Inc	213,300	4,430,241
UGI Corp	128,200	4,115,220
Vectren Corp†	172,000	4,315,480

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Western Gas Resources Inc†	55,800	$1,812,384
WGL Holdings Inc†	138,200	3,969,104

		48,826,128

Total Common Stocks (Cost $350,518,177)		409,570,457

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.13%
Repurchase Agreement - 6.13%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $26,855,448; collateralized by U.S. Treasury Notes 2.250% due 07/31/04 and market value $27,395,138)	$26,855,000	26,855,000

Total Short-Term Investment (Cost $26,855,000)		26,855,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.59% (Cost $377,373,177)		436,425,457

	Shares
SECURITIES LENDING COLLATERAL - 22.17%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	97,152,048	97,152,048

Total Securities Lending Collateral (Cost $97,152,048)		97,152,048

TOTAL INVESTMENTS - 121.76% (Cost $474,525,225)		533,577,505

OTHER ASSETS & LIABILITIES, NET - (21.76%)		(95,363,673)

NET ASSETS - 100.00%		$438,213,832

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.57%
Asset-Backed Securities - 6.52%

Caterpillar Financial Asset Trust
1.370% due 05/25/05"	$22,241,695	$22,235,449
Honda Auto Receivables Owner Trust
1.630% due 07/15/05"	24,750,000	24,750,000
John Deere Owner Trust
1.140% due 05/13/05"	17,717,819	17,717,819
USAA Auto Owner Trust
1.080% due 03/15/05"	15,223,922	15,223,922
Volkswagen Auto Loan Enhanced Trust
1.146% due 11/19/04"	751,583	751,583

		80,678,773

Certificates of Deposit - 3.22%
Washington Mutual Bank
1.200% due 07/16/04	39,840,000	39,840,000

Commercial Paper - 47.63%
BMW U.S. Capital LLC
1.210% due 07/19/04	5,200,000	5,196,854
1.250% due 07/22/04	17,600,000	17,587,167
1.420% due 07/01/04	30,000,000	30,000,000
Coca-Cola Enterprises Inc
1.050% due 07/07/04	20,000,000	19,996,500
1.140% due 07/19/04	20,200,000	20,188,486
E.I. du Pont de Nemours & Co
1.130% due 07/12/04	20,000,000	19,993,094
1.150% due 07/19/04	9,600,000	9,594,480
Equitable Resources Inc
1.170% due 07/15/04	23,855,000	23,844,146
1.250% due 07/28/04	27,500,000	27,474,219
Gannett Co Inc
1.080% due 07/16/04	24,200,000	24,189,110
General Electric Capital Corp
1.070% due 07/08/04	3,700,000	3,699,230
1.070% due 07/12/04	895,000	894,707
International Business Machines Corp
1.020% due 07/06/04	24,700,000	24,696,501
National Rural Utilities Cooperative Finance Corp
1.200% due 07/19/04	35,700,000	35,678,580
1.250% due 07/23/04	5,800,000	5,795,569
1.290% due 07/26/04	9,500,000	9,491,490
Pfizer Inc
1.030% due 07/08/04	10,000,000	9,997,997
1.050% due 07/07/04	14,100,000	14,097,532
1.050% due 07/08/04	9,500,000	9,498,060
1.060% due 07/19/04	11,000,000	10,994,170
Proctor & Gamble Co
1.060% due 07/09/04	13,400,000	13,396,844
1.150% due 07/14/04	15,000,000	14,993,771
1.170% due 07/19/04	25,600,000	25,585,024
Royal Bank of Scotland PLC (United Kingdom)
1.100% due 07/06/04	8,100,000	8,098,762
1.190% due 07/23/04	25,000,000	24,981,819
Siemens Capital Co LLC (Germany)
1.160% due 07/20/04	40,000,000	39,975,511
The Clorox Co
1.220% due 07/28/04	24,200,000	24,177,857
The Coca-Cola Co
1.030% due 07/06/04	20,000,000	19,997,139
Toyota Motor Credit Corp (Japan)
1.060% due 07/07/04	41,000,000	40,992,757
1.080% due 07/13/04	20,000,000	19,992,800
Wal-Mart Stores Inc
1.030% due 07/06/04	24,000,000	23,996,567
1.030% due 07/13/04	10,000,000	9,996,567

		589,093,310

Corporate Notes - 5.65%
American Express Credit Corp
1.301% due 06/24/05++	24,500,000	24,513,806
Caterpillar Financial Services Corp
1.480% due 08/26/04++	34,500,000	34,511,186
Royal Bank of Scotland PLC (United Kingdom)
1.255% due 09/27/04++	10,800,000	10,799,815

		69,824,807

U.S. Government Agency Issues - 37.55%
Fannie Mae
0.990% due 07/01/04	20,900,000	20,900,000
1.025% due 07/07/04	52,170,000	52,161,079
1.030% due 07/06/04	17,700,000	17,697,468
1.070% due 07/09/04	42,555,000	42,544,881
1.125% due 07/14/04	50,000,000	49,979,687
1.130% due 07/22/04	36,700,000	36,675,809
1.240% due 07/15/04	23,300,000	23,288,764
1.360% due 05/03/05	24,500,000	24,477,765
1.810% due 05/27/05	24,750,000	24,750,000
Federal Farm Credit Bank
1.000% due 07/02/04	24,750,000	24,750,000
Federal Home Loan Bank
1.040% due 07/14/04	10,000,000	9,996,244
1.050% due 07/23/04	11,407,000	11,399,681
1.140% due 07/21/04	51,780,000	51,747,206
1.470% due 05/04/05	24,500,000	24,500,000
1.660% due 05/16/05	24,750,000	24,750,000
2.160% due 07/05/05	24,750,000	24,750,000

		464,368,584

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $33,001; collateralized by U.S. Treasury Bonds 8.750% due 08/15/20 and market value $35,263)	33,000	33,000

Total Short-Term Investments (Amortized Cost $1,243,838,474)		1,243,838,474

TOTAL INVESTMENTS - 100.57% (Amortized Cost $1,243,838,474)		1,243,838,474

OTHER ASSETS & LIABILITIES, NET - (0.57%)		(7,080,876)

NET ASSETS - 100.00%		$1,236,757,598

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.41%
Financial Services - 0.41%
Sovereign REIT~	22,000	$3,217,500

Total Preferred Stocks (Cost $1,958,000)		3,217,500

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Loral Space & Communications Ltd* Exp. 12/26/06	9,250	92

Utilities - 0.00%
Metricom Inc* Exp. 02/15/10	3,000	30
NTELOS Inc* Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		162

COMMON STOCKS - 0.11%
Consumer Discretionary - 0.09%
Sleepmaster LLC~+*	2,638	675,064

Utilities - 0.02%
Call-Net Enterprises Inc ‘B’*† (Canada)	55,945	159,443

Total Common Stocks (Cost $566,243)		834,507

EXCHANGE TRADED FUND - 0.37%
Standard & Poor’s Depository Receipts Trust 1†	25,000	2,862,500

Total Exchange Traded Fund (Cost $2,624,300)		2,862,500

	Principal
	Amount
CORPORATE BONDS & NOTES - 94.99%
Autos & Transportation - 4.02%
Amsted Industries Inc
10.250% due 10/15/11~	$2,000,000	2,180,000
ATA Holdings Corp
12.125% due 06/15/10	1,050,000	677,250
13.000% due 02/01/09	1,050,000	740,250
Aviall Inc
7.625% due 07/01/11	2,000,000	2,090,000
Dana Corp
9.000% due 08/15/11	1,000,000	1,175,000
Delco Remy International Inc
5.169% due 04/15/09~++	250,000	256,250
9.375% due 04/15/12~†	2,000,000	1,955,000
Dura Operating Corp
8.625% due 04/15/12†	2,500,000	2,562,500
Keystone Automotive Operations Inc
9.750% due 11/01/13~	500,000	537,500
Metaldyne Corp
10.000% due 11/01/13~	1,000,000	985,000
Navistar International Corp
7.500% due 06/15/11	1,000,000	1,030,000
Northwest Airlines Corp
10.000% due 02/01/09†	2,500,000	1,887,500
Quality Distribution LLC
9.000% due 11/15/10~	1,000,000	955,000
Rexnord Corp
10.125% due 12/15/12	1,000,000	1,105,000
Tenneco Automotive Inc
10.250% due 07/15/13~	2,000,000	2,270,000
10.250% due 07/15/13†	3,500,000	3,972,500
TRW Automotive Inc
9.375% due 02/15/13†	2,677,000	3,031,702
11.000% due 02/15/13†	902,000	1,068,870
United Components Inc
9.375% due 06/15/13	1,000,000	1,025,000
Vought Aircraft Industries Inc
8.000% due 07/15/11~	2,000,000	1,910,000

		31,414,322

Consumer Discretionary - 27.18%
Allied Waste North America Inc
7.375% due 04/15/14~	3,000,000	2,932,500
7.875% due 04/15/13†	3,000,000	3,150,000
8.500% due 12/01/08	3,000,000	3,296,250
8.875% due 04/01/08	3,000,000	3,300,000
9.250% due 09/01/12†	1,000,000	1,125,000
AMC Entertainment Inc
8.000% due 03/01/14~	3,000,000	2,880,000
American Media Operation Inc
8.875% due 01/15/11†	2,000,000	1,945,000
Buhrmann U.S. Inc
8.250% due 07/01/14~	500,000	501,250
Caesars Entertainment Inc
7.000% due 04/15/13†	1,000,000	1,012,500
7.875% due 03/15/10†	1,500,000	1,590,000
CanWest Media Inc (Canada)
10.625% due 05/15/11†	2,000,000	2,252,500
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,057,500
CCO Holdings LLC
8.750% due 11/15/13~	1,000,000	962,500
Charter Communications Holdings LLC
10.750% due 10/01/09	2,000,000	1,690,000
Charter Communications Holdings II LLC
10.250% due 09/15/10~	4,000,000	4,050,000
Charter Communications Operating LLC
8.000% due 04/30/12~	4,000,000	3,890,000
8.375% due 04/30/14~	1,000,000	972,500
Corrections Corp of America
7.500% due 05/01/11	9,000,000	9,135,000
9.875% due 05/01/09	1,500,000	1,672,500
CSC Holdings Inc
6.750% due 04/15/12~	1,000,000	965,000
7.625% due 04/01/11†	2,000,000	2,015,000
7.875% due 12/15/07†	2,000,000	2,090,000
Dex Media East LLC
9.875% due 11/15/09	1,000,000	1,127,500
Dex Media Inc
8.000% due 11/15/13~	1,500,000	1,447,500

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Dex Media West LLC
8.500% due 08/15/10†	$1,000,000	$1,095,000
9.875% due 08/15/13†	3,500,000	3,858,750
DirecTV Holdings LLC
8.375% due 03/15/13	1,000,000	1,111,250
Entravision Communications Corp
8.125% due 03/15/09	3,000,000	3,108,750
Finlay Fine Jewelry Corp
8.375% due 06/01/12~	1,500,000	1,563,750
Fisher Scientific International Inc
8.000% due 09/01/13	5,000,000	5,375,000
Friendly Ice Cream Corp
8.375% due 06/15/12~	1,000,000	975,000
FTD Inc
7.750% due 02/15/14†	1,000,000	932,500
Granite Broadcasting Corp
9.750% due 12/01/10~	2,000,000	1,870,000
Gray Television Inc
9.250% due 12/15/11†	2,000,000	2,202,500
Herbst Gaming Inc
8.125% due 06/01/12~	1,500,000	1,528,125
Imax Corp (Canada)
9.625% due 12/01/10~	2,000,000	1,885,000
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10~	1,000,000	1,115,000
Intrawest Corp (Canada)
7.500% due 10/15/13	3,000,000	2,947,500
Iron Mountain Inc
6.625% due 01/01/16	1,000,000	915,000
7.750% due 01/15/15†	4,000,000	3,990,000
8.625% due 04/01/13	2,000,000	2,130,000
Isle of Capri Casinos Inc
7.000% due 03/01/14~	3,000,000	2,797,500
Jo-Ann Stores Inc
7.500% due 03/01/12~	2,000,000	1,970,000
John Q Hammons Hotels LP
8.875% due 05/15/12	1,000,000	1,090,000
Kerzner International Ltd (Bahamas)
8.875% due 08/15/11	4,000,000	4,290,000
Lamar Media Corp
7.250% due 01/01/13	1,500,000	1,533,750
Mandalay Resort Group
10.250% due 08/01/07†	4,750,000	5,296,250
Mediacom LLC
9.500% due 01/15/13	3,000,000	2,910,000
Medianews Group Inc
6.375% due 04/01/14†	1,000,000	915,000
6.875% due 10/01/13	3,500,000	3,325,000
MemberWorks Inc
9.250% due 04/01/14~	1,500,000	1,440,000
MGM MIRAGE Inc
5.875% due 02/27/14~	3,000,000	2,733,750
5.875% due 02/27/14†	1,000,000	911,250
8.375% due 02/01/11†	3,000,000	3,150,000
9.750% due 06/01/07	2,500,000	2,743,750
Mohegan Tribal Gaming Authority
8.375% due 07/01/11	3,500,000	3,797,500
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	2,865,000
Muzak LLC
10.000% due 02/15/09	1,000,000	885,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,970,000
Nexstar Finance Inc
7.000% due 01/15/14	2,750,000	2,612,500
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,556,250
Pinnacle Entertainment Inc
8.250% due 03/15/12~	2,000,000	1,925,000
Primedia Inc
8.000% due 05/15/13~	3,000,000	2,835,000
8.875% due 05/15/11†	2,500,000	2,487,500
Rent-A-Center Inc
7.500% due 05/01/10†	1,500,000	1,545,000
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,285,000
Royal Caribbean Cruises Ltd (Liberia)
8.000% due 05/15/10	2,000,000	2,165,000
Salem Communications Corp DE
7.750% due 12/15/10†	3,000,000	3,078,750
Sealy Mattress Co
8.250% due 06/15/14~	4,000,000	4,040,000
Service Corp International
6.750% due 04/01/16~	2,000,000	1,860,000
Simmons Co
7.875% due 01/15/14~	1,750,000	1,793,750
Sinclair Broadcast Group Inc
8.000% due 03/15/12†	5,500,000	5,651,250
8.750% due 12/15/11	2,000,000	2,150,000
Six Flags Inc
8.875% due 02/01/10†	2,000,000	1,990,000
9.625% due 06/01/14~	1,500,000	1,500,000
9.750% due 04/15/13†	3,000,000	3,030,000
Speedway Motorsports Inc
6.750% due 06/01/13†	1,000,000	1,015,000
Station Casinos Inc
6.500% due 02/01/14†	3,000,000	2,902,500
6.875% due 03/01/16	5,000,000	4,837,500
Susquehanna Media Co
7.375% due 04/15/13	1,000,000	1,026,250
The Geo Group Inc
8.250% due 07/15/13	3,500,000	3,482,500
United Rentals North America Inc
6.500% due 02/15/12	4,000,000	3,800,000
7.750% due 11/15/13†	4,000,000	3,800,000
Vail Resorts Inc
6.750% due 02/15/14†	2,000,000	1,905,000
Venetian Casino Resort LLC
11.000% due 06/15/10	3,000,000	3,480,000
Von Hoffmann Corp
10.250% due 03/15/09	2,500,000	2,584,375
Williams Scotsman Inc
9.875% due 06/01/07†	2,500,000	2,493,750
Worldspan LP
9.625% due 06/15/11†	1,500,000	1,537,500

		212,656,250

Consumer Staples - 2.19%

Dole Food Co Inc
7.250% due 06/15/10†	3,000,000	2,977,500
8.875% due 03/15/11	1,000,000	1,062,500
Pathmark Stores Inc
8.750% due 02/01/12†	1,000,000	1,005,000
Pinnacle Foods Holding Corp
8.250% due 12/01/13~	5,000,000	4,850,000
Roundy’s Inc
8.875% due 06/15/12	2,000,000	2,130,000
Stater Brothers Holdings Inc
5.060% due 06/15/10~++	5,000,000	5,106,250

		17,131,250

Energy - 9.49%
AmeriGas Partners LP
8.875% due 05/20/11	4,000,000	4,280,000
ANR Pipeline Co
8.875% due 03/15/10	1,000,000	1,097,500
Calpine Corp
8.500% due 07/15/10~	1,000,000	832,500

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Chesapeake Energy Corp
7.500% due 09/15/13†	$3,000,000	$3,135,000
8.375% due 11/01/08	2,000,000	2,170,000
Comstock Resources Inc
6.875% due 03/01/12	1,500,000	1,432,500
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,010,000
Dynegy Holdings Inc
9.875% due 07/15/10~	6,500,000	7,020,000
El Paso Corp
7.000% due 05/15/11†	4,500,000	3,960,000
El Paso Energy Partners LP
8.500% due 06/01/11	670,000	728,625
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,090,000
Gazprom OAO (Russia)
9.625% due 03/01/13~	3,000,000	3,101,250
GulfTerra Energy Partners LP
8.500% due 06/01/10	1,597,000	1,744,722
Hanover Compressor Co
0.000% due 03/31/07†	2,500,000	1,987,500
9.000% due 06/01/14	1,000,000	1,042,500
Hanover Equipment Trust ‘A’
8.500% due 09/01/08†	3,000,000	3,187,500
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	3,000,000	3,225,000
Mirant Americas Generation LLC
8.300% due 05/01/11##	2,000,000	1,510,000
MSW Energy Holdings II LLC
7.375% due 09/01/10~	2,000,000	2,000,000
NRG Energy Inc
8.000% due 12/15/13~	6,000,000	6,090,000
Parker Drilling Co
9.625% due 10/01/13†	1,000,000	1,042,500
Peabody Energy Corp
5.875% due 04/15/16	4,000,000	3,660,000
6.875% due 03/15/13	3,000,000	3,052,500
Plains Exploration & Production Co
8.750% due 07/01/12	2,000,000	2,190,000
Tesoro Petroleum Corp
9.000% due 07/01/08	1,000,000	1,035,000
The Williams Cos Credit Linked Certificate Trust
6.750% due 04/15/09~	2,000,000	1,975,000
Universal Compression Inc
7.250% due 05/15/10	1,000,000	1,037,500
Williams Cos Inc
8.125% due 03/15/12†	4,000,000	4,290,000
8.625% due 06/01/10	3,000,000	3,315,000

		74,242,097

Financial Services - 7.26%
Arch Western Finance LLC
6.750% due 07/01/13~	2,000,000	2,010,000
BCP Caylux Holdings SCA (Luxembourg)
9.625% due 06/15/14~	5,000,000	5,206,250
Calpine Canada Energy Finance ULC (Canada)
8.500% due 05/01/08	142,000	94,430
Couche-Tard US LP
7.500% due 12/15/13	2,000,000	2,010,000
DJ TRAC-X NA T1
7.375% due 03/25/09~+	5,000,000	4,900,000
Dollar Financial Group Inc
9.750% due 11/15/11	3,500,000	3,675,000
E*TRADE Financial Corp
8.000% due 06/15/11~	4,000,000	4,000,000
Eircom Funding (Ireland)
8.250% due 08/15/13	1,500,000	1,567,500
FelCor Lodging LP
9.000% due 06/01/11†	4,250,000	4,409,375
Gaz Capital SA (Russia)
8.625% due 04/28/34~	1,000,000	973,750
Global Cash Access LLC
8.750% due 03/15/12~	1,000,000	1,045,000
Host Marriott LP
7.125% due 11/01/13†	3,000,000	2,955,000
9.500% due 01/15/07†	2,500,000	2,743,750
La Quinta Properties Inc
8.875% due 03/15/11†	2,000,000	2,160,000
MeriStar Hospitality Corp
9.000% due 01/15/08†	2,000,000	2,030,000
Ono Finance PLC (United Kingdom)
0.000% due 03/16/11~+	5,000	80
R.H. Donnelley Finance Corp I
8.875% due 12/15/10†	1,500,000	1,653,750
10.875% due 12/15/12	1,500,000	1,747,500
Senior Housing Properties Trust
7.875% due 04/15/15	1,500,000	1,541,204
TD Funding Corp
8.375% due 07/15/11	2,000,000	2,040,000
The FINOVA Group Inc
7.500% due 11/15/09	2,759,935	1,524,864
Thornburg Mortgage Inc
8.000% due 05/15/13	3,500,000	3,570,000
Ventas Realty LP
8.750% due 05/01/09	1,000,000	1,085,000
9.000% due 05/01/12	2,000,000	2,200,000
Western Financial Bank
9.625% due 05/15/12	1,500,000	1,657,500

		56,799,953

Health Care - 5.77%
Ardent Health Services Inc
10.000% due 08/15/13	2,000,000	2,150,000
Beverly Enterprises Inc
7.875% due 06/15/14~	3,000,000	2,966,250
Extendicare Health Services Inc
6.875% due 05/01/14~	2,000,000	1,890,000
9.500% due 07/01/10	1,500,000	1,672,500
Genesis HealthCare Corp
8.000% due 10/15/13~	2,000,000	2,050,000
IASIS Healthcare LLC
8.750% due 06/15/14~	3,000,000	3,082,500
Mariner Health Care Inc
8.250% due 12/15/13~	1,000,000	1,055,000
Medical Device Manufacturing Inc
10.000% due 07/15/12~	1,500,000	1,537,500
PacifiCare Health Systems Inc
10.750% due 06/01/09	1,625,000	1,860,625
Psychiatric Solutions Inc
10.625% due 06/15/13	2,250,000	2,570,625
Select Medical Corp
7.500% due 08/01/13†	2,000,000	1,980,000
Team Health Inc
9.000% due 04/01/12~†	2,000,000	1,930,000
Tenet Healthcare Corp
6.500% due 06/01/12	1,000,000	875,000
9.875% due 07/01/14~	2,000,000	2,045,000
Triad Hospitals Inc
7.000% due 05/15/12	2,000,000	2,025,000
7.000% due 11/15/13†	2,000,000	1,910,000
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,260,000
Valeant Pharmaceuticals International
7.000% due 12/15/11~	4,500,000	4,410,000

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Vanguard Health Systems Inc
9.750% due 08/01/11†	$3,500,000	$3,806,250
VWR International Inc
8.000% due 04/15/14~†	3,000,000	3,090,000

		45,166,250

Integrated Oils - 2.10%
Citgo Petroleum Corp
11.375% due 02/01/11	2,000,000	2,330,000
EXCO Resources Inc
7.250% due 01/15/11	2,000,000	2,040,000
Northwest Pipeline Corp
8.125% due 03/01/10	1,000,000	1,082,500
SESI LLC
8.875% due 05/15/11	2,500,000	2,706,250
Swift Energy Co
7.625% due 07/15/11	1,000,000	1,015,000
The Premcor Refining Group Inc
6.125% due 05/01/11	1,000,000	1,000,000
7.500% due 06/15/15†	3,000,000	3,127,500
7.750% due 02/01/12†	3,000,000	3,127,500

		16,428,750

Materials & Processing - 14.00%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11~	2,000,000	2,006,994
Ainsworth Lumber Co Ltd (Canada)
6.750% due 03/15/14~	1,000,000	942,500
Airgas Inc
6.250% due 07/15/14~	1,000,000	962,500
Atrium Cos Inc
10.500% due 05/01/09†	4,000,000	4,210,000
Ball Corp
6.875% due 12/15/12	2,000,000	2,040,000
Bear Island Paper Co LLC
10.000% due 12/01/07	2,000,000	1,890,000
Berry Plastics Corp
10.750% due 07/15/12	2,500,000	2,787,500
Bowater Inc
6.500% due 06/15/13†	1,000,000	945,770
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,537,500
Cascades Inc (Canada)
7.250% due 02/15/13	3,000,000	3,000,000
Crown European Holdings SA (France)
9.500% due 03/01/11	3,000,000	3,285,000
10.875% due 03/01/13†	1,000,000	1,145,000
Equistar Chemicals LP
10.625% due 05/01/11†	4,000,000	4,460,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14†	3,000,000	2,760,000
10.125% due 02/01/10	2,000,000	2,220,000
Georgia-Pacific Corp
7.375% due 07/15/08	5,000,000	5,350,000
8.875% due 02/01/10	1,500,000	1,706,250
Gerdau Ameristeel Corp (Canada)
10.375% due 07/15/11†	2,000,000	2,240,000
Graham Packaging Co Inc
4.795% due 01/15/08++	3,500,000	3,377,500
8.750% due 01/15/08	3,500,000	3,535,000
Graphic Packaging International Corp
8.500% due 08/15/11	2,000,000	2,150,000
Great Lakes Dredge & Dock Corp
7.750% due 12/15/13	1,000,000	850,000
Hercules Inc
6.750% due 10/15/29~	2,000,000	1,930,000
Huntsman LLC
11.500% due 07/15/12~	1,000,000	1,017,500
11.625% due 10/15/10†	3,500,000	3,885,000
Jefferson Smurfit Corp
8.250% due 10/01/12	3,000,000	3,135,000
LNR Property Corp
7.250% due 10/15/13	2,000,000	1,960,000
Lyondell Chemical Co
9.500% due 12/15/08	2,000,000	2,100,000
9.625% due 05/01/07†	1,000,000	1,050,000
9.875% due 05/01/07†	1,000,000	1,050,000
10.500% due 06/01/13	1,000,000	1,087,500
11.125% due 07/15/12	1,000,000	1,112,500
Methanex Corp (Canada)
8.750% due 08/15/12	2,000,000	2,260,000
Millar Western Forest Products Ltd (Canada)
7.750% due 11/15/13~	1,000,000	1,010,000
Millennium America Inc
9.250% due 06/15/08†	2,000,000	2,160,000
Mueller Group Inc
5.919% due 11/01/11~++	1,000,000	1,045,000
Nalco Co
7.750% due 11/15/11~	1,000,000	1,052,500
8.875% due 11/15/13~	2,000,000	2,105,000
Newark Group Inc
9.750% due 03/15/14~	1,000,000	962,500
Nortek Inc
9.875% due 06/15/11	1,500,000	1,717,500
NOVA Chemicals Corp (Canada)
6.500% due 01/15/12	2,000,000	1,980,000
Owens-Brockway Glass Containers Inc
7.750% due 05/15/11	2,500,000	2,612,500
8.250% due 05/15/13†	2,000,000	2,075,000
8.750% due 11/15/12	2,000,000	2,180,000
8.875% due 02/15/09	3,000,000	3,255,000
Rhodia SA (France)
7.625% due 06/01/10~†	1,500,000	1,365,000
8.875% due 06/01/11~†	1,000,000	850,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,950,000
Stone Container Corp
8.375% due 07/01/12†	1,500,000	1,575,000
Tekni-Plex Inc
8.750% due 11/15/13~	1,500,000	1,440,000
Tembec Industries Inc (Canada)
8.500% due 02/01/11†	1,000,000	1,015,000
Trimas Corp
9.875% due 06/15/12	3,000,000	3,195,000
Valmont Industries Inc
6.875% due 05/01/14~	1,000,000	987,500

		109,521,514

Multi-Industry - 1.24%
J.B. Poindexter & Co Inc
8.750% due 03/15/14~	1,000,000	1,020,000
Sequa Corp
8.875% due 04/01/08	3,000,000	3,172,500
9.000% due 08/01/09†	500,000	533,750
SPX Corp
6.250% due 06/15/11	3,000,000	2,932,500
7.500% due 01/01/13†	2,000,000	2,060,000

		9,718,750

Producer Durables - 6.91%
Alliant Techsystems Inc
8.500% due 05/15/11†	2,500,000	2,712,500
American Tower Corp
7.500% due 05/01/12~†	2,000,000	1,945,000
Argo-Tech Corp
9.250% due 06/01/11~	1,000,000	1,035,000
Case New Holland Inc
9.250% due 08/01/11~	3,000,000	3,165,000

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Crown Castle International Corp
7.500% due 12/01/13†	$5,000,000	$5,000,000
9.375% due 08/01/11	3,500,000	3,867,500
Dresser Inc
9.375% due 04/15/11	4,000,000	4,300,000
FIMEP SA (France)
10.500% due 02/15/13	2,000,000	2,290,000
Flowserve Corp
12.250% due 08/15/10†	1,000,000	1,137,500
General Cable Corp
9.500% due 11/15/10†	1,000,000	1,080,000
K&F Industries Inc
9.625% due 12/15/10†	2,500,000	2,753,125
Rayovac Corp
8.500% due 10/01/13	1,000,000	1,055,000
SBA Communications Corp
10.250% due 02/01/09	2,000,000	2,060,000
Standard-Pacific Corp
6.250% due 04/01/14	1,000,000	907,500
9.500% due 09/15/10†	2,500,000	2,756,250
Terex Corp
7.375% due 01/15/14†	4,500,000	4,432,500
9.250% due 07/15/11	2,000,000	2,190,000
10.375% due 04/01/11†	2,500,000	2,800,000
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	1,005,000
10.500% due 08/01/12	1,250,000	1,437,500
Xerox Corp
7.125% due 06/15/10†	3,000,000	3,075,000
7.625% due 06/15/13†	3,000,000	3,082,500

		54,086,875

Technology - 2.34%
American Towers Inc
7.250% due 12/01/11	1,500,000	1,511,250
Amkor Technology Inc
7.125% due 03/15/11~	3,500,000	3,298,750
7.750% due 05/15/13†	1,000,000	952,500
9.250% due 02/15/08†	1,000,000	1,050,000
Celestica Inc (Canada)
7.875% due 07/01/11	1,500,000	1,537,500
Corning Inc
6.200% due 03/15/16	2,500,000	2,331,250
L-3 Communications Corp
6.125% due 07/15/13	1,500,000	1,455,000
6.125% due 01/15/14†	1,500,000	1,440,000
Solectron Corp
7.375% due 03/01/06	2,000,000	2,080,000
9.625% due 02/15/09†	1,000,000	1,102,500
Titan Corp
8.000% due 05/15/11~	1,500,000	1,522,500

		18,281,250

Utilities - 12.49%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12~†	142,000	141,113
Cablevision Systems Corp NY
5.670% due 04/01/09~++†	3,000,000	3,090,000
8.000% due 04/15/12~†	4,000,000	3,960,000
Centennial Communications Corp
8.125% due 02/01/14~	1,000,000	932,500
Cincinnati Bell Inc
7.250% due 07/15/13	3,000,000	2,820,000
8.375% due 01/15/14†	1,000,000	895,000
CMS Energy Corp
7.750% due 08/01/10~†	5,000,000	5,000,000
Dobson Communications Corp
8.875% due 10/01/13†	2,000,000	1,530,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,753,750
Illinois Power Co
11.500% due 12/15/10	1,000,000	1,187,500
Ipalco Enterprises Inc
8.625% due 11/14/11	1,500,000	1,635,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14~#	3,000,000	3,097,500
Midwest Generation LLC
8.750% due 05/01/34~	8,000,000	8,120,000
National Waterworks Inc
10.500% due 12/01/12	1,000,000	1,115,000
Nevada Power Co
6.500% due 04/15/12~	500,000	477,500
9.000% due 08/15/13	1,500,000	1,638,750
Nextel Communications Inc
5.950% due 03/15/14	2,000,000	1,850,000
6.875% due 10/31/13	2,500,000	2,490,625
7.375% due 08/01/15	6,000,000	6,090,000
9.500% due 02/01/11	2,000,000	2,250,000
Nextel Partners Inc
8.125% due 07/01/11	5,000,000	5,125,000
Philippine Long Distance Telephone Co (Philippines)
8.350% due 03/06/17	1,000,000	875,000
11.375% due 05/15/12	1,500,000	1,665,000
Qwest Communications International Inc
7.250% due 02/15/11~	5,000,000	4,687,500
7.500% due 02/15/14~†	2,000,000	1,815,000
Qwest Corp
9.125% due 03/15/12~	1,000,000	1,085,000
Rogers Cable Inc (Canada)
6.250% due 06/15/13	1,000,000	946,421
7.875% due 05/01/12	2,500,000	2,647,668
Rogers Wireless Communications Inc (Canada)
6.375% due 03/01/14~	1,000,000	925,000
Rural Cellular Corp
8.250% due 03/15/12~	1,000,000	1,027,500
9.875% due 02/01/10†	2,500,000	2,493,750
Sierra Pacific Resources
8.625% due 03/15/14~	3,000,000	2,940,000
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,045,000
The AES Corp
7.750% due 03/01/14†	5,000,000	4,831,250
8.750% due 06/15/08	1,000,000	1,046,250
8.750% due 05/15/13~	4,000,000	4,305,000
8.875% due 02/15/11	1,412,000	1,472,010
9.000% due 05/15/15~	1,000,000	1,076,250
Triton PCS Inc
8.500% due 06/01/13†	1,000,000	950,000
8.750% due 11/15/11†	2,000,000	1,660,000
Western Wireless Corp
9.250% due 07/15/13	1,000,000	1,035,000

		97,727,837

Total Corporate Bonds & Notes (Cost $731,478,720)		743,175,098

CONVERTIBLE CORPORATE BONDS & NOTES - 0.18%
Energy - 0.12%
El Paso Corp
0.000% due 02/28/21	2,000,000	967,500

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
Utilities - 0.06%
Nortel Networks Corp (Canada)
4.250% due 09/01/08	$500,000	$481,250

Total Convertible Corporate Bonds & Notes (Cost $1,367,791)		1,448,750

FOREIGN GOVERNMENT BONDS - 0.38%
Brazil ‘C’ Brady Bond (Brazil)
8.000% due 04/15/14+	1,172,770	1,077,153

Republic of Brazil (Brazil)
9.250% due 10/22/10	2,000,000	1,905,000

Total Foreign Government Bonds (Cost $2,923,513)		2,982,153

SHORT-TERM INVESTMENTS - 1.95%
Commercial Paper - 1.94%
BMW U.S. Capital LLC
1.420% due 07/01/04	2,300,000	2,300,000
Coca-Cola Enterprises Inc
1.140% due 07/19/04	4,000,000	3,997,720
Proctor & Gamble Co
1.150% due 07/08/04	8,900,000	8,898,010

		15,195,730

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $46,001; collateralized by U.S. Treasury Notes 4.375% due 08/15/12 and market value $50,375)	46,000	46,000

Total Short-Term Investments (Cost $15,241,730)		15,241,730

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.39% (Cost $756,258,737)		769,762,400

	Shares
SECURITIES LENDING COLLATERAL - 20.95%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	163,899,734	163,899,734

Total Securities Lending Collateral (Cost $163,899,734)		163,899,734

TOTAL INVESTMENTS - 119.34% (Cost $920,158,471)		933,662,134

OTHER ASSETS & LIABILITIES, NET - (19.34%)		(151,276,344)

NET ASSETS - 100.00%		$782,385,790

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.08%
Autos & Transportation - 0.05%
Ford Motor Co Capital Trust II 6.500%	2,000	$109,520

Consumer Discretionary - 0.03%
The Interpublic Group of Cos Inc 5.375%	1,305	66,594

Financial Services - 0.77%
Conseco Inc 5.500%	3,696	99,607
The Hartford Financial Services Group 6.000%	4,600	301,438
The Hartford Financial Services Group 7.000%	14,100	943,713
The PMI Group Inc 5.875%	6,400	176,640
The St. Paul Travelers Cos Inc 9.000%	1,800	133,236

		1,654,634

Health Care - 0.03%
Baxter International Inc 7.000%	950	54,112

Integrated Oils - 0.18%
Amerada Hess Corp 7.000%	5,300	383,985

Materials & Processing - 0.41%
Boise Cascade Corp 7.500%	11,300	596,075
Freeport-McMoRan Copper & Gold Inc 5.500%~	90	80,888
Hercules Trust II 6.500%+	290	220,400

		897,363

Producer Durables - 1.80%
Northrop Grumman Corp 7.250%	2,325	247,194
Xerox Corp 6.250%	27,500	3,641,000

		3,888,194

Technology - 0.08%
Solectron Corp 7.250%	10,100	174,225

Utilities - 0.73%
CenterPoint Energy Inc 1.425%+ ++	25,190	828,575
Dominion Resources Inc VA 9.500%	7,300	397,120
ONEOK Inc 8.500%	10,900	315,991
Sempra Energy 8.500%	1,275	38,632

		1,580,318

Total Convertible Preferred Stocks (Cost $7,876,499)		8,808,945

COMMON STOCKS - 92.76%
Autos & Transportation - 3.47%
BorgWarner Inc†	9,612	420,717
Canadian National Railway Co (Canada)	26,581	1,158,666
Lear Corp†	19,200	1,132,608
Southwest Airlines Co	26,100	437,697
Union Pacific Corp	73,015	4,340,742

		7,490,430

Consumer Discretionary - 10.32%
AutoZone Inc*	11,400	913,140
Darden Restaurants Inc	44,530	915,092
Fox Entertainment Group Inc ‘A’*	14,800	395,160
Harrah’s Entertainment Inc	26,019	1,407,628
Hilton Hotels Corp	45,900	856,494
Kimberly-Clark Corp	2,320	152,842
Liberty Media Corp ‘A’*	224,800	2,020,952
Liberty Media International Inc ‘A’*	10,810	401,051
Limited Brands Inc	57,713	1,079,233
Liz Claiborne Inc	10,400	374,192
Lowe’s Cos Inc	21,500	1,129,825
Mattel Inc	73,087	1,333,838
McDonald’s Corp	58,829	1,529,554
Office Depot Inc*	90,700	1,624,437
Republic Services Inc	32,000	926,080
Service Corp International*†	287,785	2,120,976
The Walt Disney Co	71,698	1,827,582
Viacom Inc ‘B’	39,800	1,421,656
Whirlpool Corp†	27,256	1,869,762

		22,299,494

Consumer Staples - 5.60%
Altria Group Inc	95,938	4,801,697
Coca-Cola Enterprises Inc	81,612	2,365,932
Colgate-Palmolive Co	27,000	1,578,150
ConAgra Foods Inc	17,817	482,484
General Mills Inc	29,200	1,387,876
H.J. Heinz Co	37,900	1,485,680

		12,101,819

Energy - 0.57%
Sunoco Inc†	850	54,077
Valero Energy Corp†	15,900	1,172,784

		1,226,861

Financial Services - 34.06%
ACE Ltd (Bermuda)	82,000	3,466,960
American International Group Inc	34,441	2,454,954
Aon Corp	21,556	613,699
AXIS Capital Holdings Ltd† (Bermuda)	23,309	652,652
Bank of America Corp	86,901	7,353,563
Berkshire Hathaway Inc ‘B’*	410	1,211,550
Capital One Financial Corp	8,300	567,554
CIGNA Corp	19,461	1,339,111
CIT Group Inc	7,700	294,833
Citigroup Inc	219,900	10,225,350
Compass Bancshares Inc	12,960	557,280
Countrywide Financial Corp	9,500	667,375
Equity Office Properties Trust	17,650	480,080
Fannie Mae	30,700	2,190,752
First Data Corp	14,800	658,896
Freddie Mac	57,550	3,642,915
J.P. Morgan Chase & Co	143,000	5,544,110
MBIA Inc	8,700	496,944
MBNA Corp	29,905	771,250
Merrill Lynch & Co Inc	30,910	1,668,522
Morgan Stanley	18,355	968,593
Old Republic International Corp	20,000	474,400
Providian Financial Corp*	25,000	366,750
Radian Group Inc	13,200	632,280
SouthTrust Corp	1,359	52,743
State Street Corp	61,800	3,030,672
The Bank of New York Co Inc	93,892	2,767,936
The PMI Group Inc	16,000	696,320
The St. Paul Travelers Cos Inc	48,600	1,970,250
Torchmark Corp	8,707	468,437
U.S. Bancorp	234,821	6,471,667
Wachovia Corp	84,558	3,762,831
Washington Mutual Inc	8,900	343,896
Wells Fargo & Co	72,230	4,133,723
Willis Group Holdings Ltd (United Kingdom)	10,681	400,003

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
XL Capital Ltd ‘A’ (Bermuda)	24,069	$1,816,247
Zions Bancorp	6,200	380,990

		73,596,088

Health Care - 3.41%
Abbott Laboratories	69,692	2,840,646
Baxter International Inc†	5,500	189,805
Johnson & Johnson	10,380	578,166
King Pharmaceuticals Inc*	65,900	754,555
Medco Health Solutions Inc*	21,700	813,750
Pfizer Inc	52,618	1,803,745
Wyeth	10,400	376,064

		7,356,731

Integrated Oils - 10.01%
Amerada Hess Corp	11,574	916,545
BP PLC ADR (United Kingdom)	53,472	2,864,495
ChevronTexaco Corp	35,270	3,319,260
ConocoPhillips	1,000	76,290
Exxon Mobil Corp	209,600	9,308,336
GlobalSantaFe Corp	45,300	1,200,450
Noble Corp*	23,100	875,259
Total SA ADR (France)	9,805	942,064
Unocal Corp	56,180	2,134,840

		21,637,539

Materials & Processing - 5.79%
Avery Dennison Corp	10,959	701,486
Boise Cascade Corp	37,200	1,400,208
Engelhard Corp	27,400	885,294
Masco Corp	115,697	3,607,432
PPG Industries Inc	19,996	1,249,550
Smurfit-Stone Container Corp*	81,300	1,621,935
Sonoco Products Co†	40,157	1,024,004
The Dow Chemical Co	49,557	2,016,970

		12,506,879

Multi-Industry - 2.96%
Eaton Corp	10,200	660,348
Honeywell International Inc	53,753	1,968,972
Tyco International Ltd (Bermuda)	113,420	3,758,739

		6,388,059

Producer Durables - 4.88%
Dover Corp	22,750	957,775
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	39,200	2,677,752
Lennar Corp ‘A’	21,100	943,592
Lockheed Martin Corp	29,114	1,516,257
Northrop Grumman Corp	29,200	1,568,040
Pitney Bowes Inc	19,697	871,592
The Boeing Co	27,586	1,409,369
Xerox Corp*†	41,300	598,850

		10,543,227

Technology - 4.83%
Celestica Inc*† (Canada)	24,200	482,790
Hewlett-Packard Co	274,600	5,794,060
Micron Technology Inc*	28,800	440,928
Microsoft Corp	71,700	2,047,752
Motorola Inc	25,600	467,200
Oracle Corp*	16,300	194,459
Sun Microsystems Inc*	87,500	379,750
Vishay Intertechnology Inc*	33,800	628,004

		10,434,943

Utilities - 6.86%
BellSouth Corp	40,700	1,067,154
Dominion Resources Inc VA	9,400	592,952
DPL Inc	17,410	338,102
Edison International	40,800	1,043,256
Entergy Corp	20,300	1,137,003
Exelon Corp	49,067	1,633,440
PG&E Corp*	50,700	1,416,558
Pinnacle West Capital Corp	2,423	97,865
Progress Energy Inc	20,273	893,026
SBC Communications Inc	96,278	2,334,742
SCANA Corp	1,995	72,558
Sempra Energy	7,429	255,780
Verizon Communications Inc	94,297	3,412,608
Wisconsin Energy Corp	16,100	525,021

		14,820,065

Total Common Stocks (Cost $178,083,413)		200,402,135

EXCHANGE TRADED FUND - 0.83%
iShares Russell 1000 Value Index Fund†	30,036	1,804,263

Total Exchange Traded Fund (Cost $1,788,586)		1,804,263

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS & NOTES - 0.29%
Autos & Transportation - 0.05%
The Goodyear Tire & Rubber Co
4.000% due 06/15/34~+	$106,000	106,000

Consumer Staples - 0.16%
Rite Aid Corp
4.750% due 12/01/06	320,000	346,800

Multi-Industry - 0.08%
Tyco International Group SA (Bermuda)
2.750% due 01/15/18~	55,000	82,912
2.750% due 01/15/18	59,000	88,942

		171,854

Total Convertible Corporate Bonds & Notes (Cost $511,763)		624,654

SHORT-TERM INVESTMENT - 2.38%
Repurchase Agreement - 2.38%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $5,136,086; collateralized by U.S. Treasury Notes 1.625% due 09/30/05 and market value $5,239,381)	5,136,000	5,136,000

Total Short-Term Investment (Cost $5,136,000)		5,136,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.34% (Cost $193,396,261)		216,775,997

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.72%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	10,200,027	$10,200,027

Total Securities Lending Collateral (Cost $10,200,027)		10,200,027

TOTAL INVESTMENTS - 105.06% (Cost $203,596,288)		226,976,024

OTHER ASSETS & LIABILITIES, NET - (5.06%)		(10,929,260)

NET ASSETS - 100.00%		$216,046,764

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.34%
Autos & Transportation - 0.29%
J.B. Hunt Transport Services Inc	9,800	$378,084
United Parcel Service Inc ‘B’	10,400	781,768

		1,159,852

Consumer Discretionary - 21.76%
Abercrombie & Fitch Co ‘A’	26,600	1,030,750
Advance Auto Parts Inc*	53,600	2,368,048
Apollo Group Inc ‘A’*	33,400	2,948,886
Avon Products Inc	59,200	2,731,488
Bed Bath & Beyond Inc*	37,800	1,453,410
Best Buy Co Inc	44,900	2,278,226
Borders Group Inc	22,810	534,666
Career Education Corp*	89,100	4,059,396
Chico’s FAS Inc*	42,400	1,914,784
Coach Inc*	13,800	623,622
Costco Wholesale Corp	17,200	706,404
Darden Restaurants Inc	40,100	824,055
eBay Inc*	53,900	4,956,105
Fisher Scientific International Inc*†	25,800	1,489,950
Getty Images Inc*	9,800	588,000
GTECH Holdings Corp†	18,100	838,211
Harrah’s Entertainment Inc	29,900	1,617,590
Kohl’s Corp*	51,700	2,185,876
Liberty Media International Inc ‘A’*	3,450	127,995
Liz Claiborne Inc	16,100	579,278
Lowe’s Cos Inc	107,500	5,649,125
Michaels Stores Inc	35,300	1,941,500
Nike Inc ‘B’	14,500	1,098,375
Nordstrom Inc	17,600	749,936
Omnicom Group Inc	12,600	956,214
PETsMART Inc	8,900	288,805
RadioShack Corp	7,000	200,410
Rent-A-Center Inc*	15,300	457,929
Royal Caribbean Cruises Ltd† (Liberia)	38,300	1,662,603
Staples Inc	119,100	3,490,821
Starbucks Corp*	39,000	1,695,720
Target Corp	40,311	1,712,008
The Gillette Co	11,400	483,360
The Home Depot Inc	207,600	7,307,520
The TJX Cos Inc	126,600	3,056,124
Timberland Co ‘A’*	18,600	1,201,374
University of Phoenix Online*	1,800	157,662
Wal-Mart Stores Inc	209,200	11,037,392
Whirlpool Corp	31,800	2,181,480
Williams-Sonoma Inc*	13,900	458,144
Yahoo! Inc*	167,800	6,096,174
Yum! Brands Inc*	23,200	863,504

		86,602,920

Consumer Staples - 7.06%
Altria Group Inc	66,600	3,333,330
Coca-Cola Enterprises Inc	86,300	2,501,837
Dean Foods Co*	14,100	526,071
Pepsi Bottling Group Inc	54,600	1,667,484
PepsiCo Inc	129,400	6,972,072
Procter & Gamble Co	132,400	7,207,856
Sysco Corp	30,000	1,076,100
The Coca-Cola Co	62,100	3,134,808
Whole Foods Market Inc†	17,700	1,689,465

		28,109,023

Energy - 0.15%
Anadarko Petroleum Corp	9,800	574,280

Financial Services - 9.21%
AMBAC Financial Group Inc	3,100	227,664
American Express Co	15,700	806,666
American International Group Inc	85,100	6,065,928
Capital One Financial Corp	57,700	3,945,526
Citigroup Inc	110,800	5,152,200
Commerce Bancorp Inc NJ†	15,200	836,152
Doral Financial Corp	26,550	915,975
Fannie Mae	69,900	4,988,064
Fidelity National Financial Inc	26,370	984,656
Fiserv Inc*	30,000	1,166,700
MBNA Corp	219,200	5,653,168
Merrill Lynch & Co Inc	11,300	609,974
SEI Investments Co†	11,400	331,056
State Street Corp	41,400	2,030,256
T. Rowe Price Group Inc	7,200	362,880
U.S. Bancorp	40,000	1,102,400
WellChoice Inc*	13,000	538,200
Wells Fargo & Co	16,300	932,849

		36,650,314

Health Care - 22.40%
Abbott Laboratories	108,900	4,438,764
Amgen Inc*	85,400	4,660,278
Amylin Pharmaceuticals Inc*†	17,000	387,600
Anthem Inc*†	3,600	322,416
Barr Pharmaceuticals Inc*	10,400	350,480
Beckman Coulter Inc	6,200	378,200
Becton Dickinson & Co	24,800	1,284,640
Biogen Idec Inc*	20,900	1,321,925
Boston Scientific Corp*	24,800	1,061,440
Cardinal Health Inc	43,900	3,075,195
Caremark Rx Inc*	43,100	1,419,714
Community Health Systems Inc*	7,700	206,129
Coventry Health Care Inc*	50,550	2,471,895
Eon Labs Inc*†	18,000	736,740
Express Scripts Inc*	15,400	1,220,142
Forest Laboratories Inc*	46,300	2,621,969
Genentech Inc*	16,400	921,680
Genzyme Corp*	24,200	1,145,386
Gilead Sciences Inc*	25,000	1,675,000
Guidant Corp	38,400	2,145,792
Health Management Associates Inc ‘A’	27,900	625,518
Henry Schein Inc*	22,200	1,401,708
Johnson & Johnson	224,400	12,499,080
Manor Care Inc	13,200	431,376
Medtronic Inc	85,300	4,155,816
Merck & Co Inc	14,300	679,250
Patterson Dental Co*†	15,300	1,170,297
Pfizer Inc	661,200	22,665,936
Respironics Inc*	7,300	428,875
St. Jude Medical Inc*	43,100	3,260,515
UnitedHealth Group Inc	51,360	3,197,160
Universal Health Services Inc ‘B’	14,500	665,405
Varian Medical Systems Inc*	18,100	1,436,235
WellPoint Health Networks Inc*	9,800	1,097,698
Wyeth	37,100	1,341,536
Zimmer Holdings Inc*	25,500	2,249,100

		89,150,890

Integrated Oils - 0.86%
Amerada Hess Corp	36,520	2,892,019
GlobalSantaFe Corp	20,000	530,000

		3,422,019

Materials & Processing - 0.45%
Ball Corp	1,800	129,690
Energizer Holdings Inc*	2,700	121,500

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Masco Corp	45,600	$1,421,808
Vulcan Materials Co	2,600	123,630

		1,796,628

Multi-Industry - 3.52%
3M Co	67,100	6,039,671
General Electric Co	238,800	7,737,120
ITT Industries Inc	2,500	207,500

		13,984,291

Producer Durables - 3.87%
Applied Materials Inc*	116,500	2,285,730
D.R. Horton Inc	28,450	807,980
Danaher Corp	12,000	622,200
Lexmark International Inc ‘A’*	54,800	5,289,844
NVR Inc*†	400	193,680
The Boeing Co	48,900	2,498,301
United Technologies Corp	23,200	2,122,336
Xerox Corp*†	110,100	1,596,450

		15,416,521

Technology - 26.80%
Adobe Systems Inc	114,500	5,324,250
Affiliated Computer Services Inc ‘A’*	18,300	968,802
Altera Corp*	58,800	1,306,536
Analog Devices Inc	27,600	1,299,408
Arrow Electronics Inc*	35,300	946,746
Autodesk Inc	41,100	1,759,491
Avaya Inc*	113,400	1,790,586
Cisco Systems Inc*	558,300	13,231,710
Cognizant Technology Solutions Corp ‘A’*	18,000	457,380
Dell Inc*	215,800	7,729,956
EMC Corp MA*	183,700	2,094,180
Foundry Networks Inc*	16,200	227,934
Harris Corp	9,700	492,275
Intel Corp	594,200	16,399,920
Jabil Circuit Inc*	26,700	672,306
Juniper Networks Inc*	48,300	1,186,731
L-3 Communications Holdings Inc†	12,800	855,040
Linear Technology Corp	21,800	860,446
Marvell Technology Group Ltd* (Bermuda)	11,298	301,657
Maxim Integrated Products Inc	21,600	1,132,272
Micron Technology Inc*	122,800	1,880,068
Microsoft Corp	628,400	17,947,104
Motorola Inc	51,400	938,050
Oracle Corp*	460,600	5,494,958
QUALCOMM Inc	124,400	9,078,712
Symantec Corp*	119,700	5,240,466
Texas Instruments Inc	190,700	4,611,126
VERITAS Software Corp*	59,000	1,634,300
Xilinx Inc	24,000	799,440

		106,661,850

Utilities - 0.97%
CenturyTel Inc†	31,500	946,260
Edison International	84,400	2,158,108
Entergy Corp	13,600	761,736

		3,866,104

Total Common Stocks (Cost $348,461,362)		387,394,692

EXCHANGE TRADED FUNDS - 1.65%
NASDAQ-100 Index Tracking Stock†	88,800	3,352,200
Standard & Poor’s Depository Receipts Trust 1†	28,277	3,237,716

Total Exchange Traded Funds (Cost $6,259,698)		6,589,916

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.98%
Repurchase Agreement - 0.98%
The Goldman Sachs Group Inc 1.500% due 07/01/04 (Dated 06/30/04, repurchase price of $3,887,162; collateralized by Federal Home Loan Bank (Discount Note) due 08/27/04 and market value $3,975,000)	$3,887,000	3,887,000

Total Short-Term Investment (Cost $3,887,000)		3,887,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.97% (Cost $358,608,060)		397,871,608

	Shares
SECURITIES LENDING COLLATERAL - 4.10%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	16,306,779	16,306,779

Total Securities Lending Collateral (Cost $16,306,779)		16,306,779

TOTAL INVESTMENTS - 104.07% (Cost $374,914,839)		414,178,387

OTHER ASSETS & LIABILITIES, NET - (4.07%)		(16,193,402)

NET ASSETS - 100.00%		$397,984,985

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.33%
Autos & Transportation - 4.22%
American Axle & Manufacturing Holdings Inc	48,460	$1,762,006
Autoliv Inc (Sweden)	104,360	4,403,992
Cooper Tire & Rubber Co	59,500	1,368,500
ExpressJet Holdings Inc*†	56,600	687,124
Mesa Air Group Inc*†	250,975	2,030,388
TRW Automotive Holdings Corp*	7,470	140,809

		10,392,819

Consumer Discretionary - 19.74%
Abercrombie & Fitch Co ‘A’	63,100	2,445,125
Administaff Inc*	37,000	614,200
AMN Healthcare Services Inc*†	64,875	991,939
Arbitron Inc*	13,765	502,698
Catalina Marketing Corp*†	66,875	1,223,144
Claire’s Stores Inc	31,200	677,040
Coinstar Inc*†	158,873	3,490,440
Handleman Co	30,942	716,617
Hasbro Inc	39,800	756,200
Hollywood Entertainment Corp*	56,500	754,840
Insight Enterprises Inc*	12,346	219,265
La-Z-Boy Inc†	25,100	451,298
Lone Star Steakhouse & Saloon Inc	40,900	1,112,071
MAXIMUS Inc*	32,936	1,167,911
Michaels Stores Inc	74,300	4,086,500
Movie Gallery Inc†	123,200	2,408,560
Orient-Express Hotels Ltd ‘A’ (Bermuda)	22,151	375,238
Prime Hospitality Corp*	67,000	711,540
Regal Entertainment Group ‘A’†	143,244	2,592,716
Rent-A-Center Inc*	137,949	4,128,813
ShopKo Stores Inc*†	32,700	462,378
The Yankee Candle Co Inc*†	120,695	3,530,329
United Online Inc*†	289,400	5,096,334
United Stationers Inc*	20,200	802,344
USANA Health Sciences Inc*†	51,300	1,594,404
VeriSign Inc*	206,700	4,113,330
West Corp*	48,500	1,268,275
Wolverine World Wide Inc	86,826	2,279,182

		48,572,731

Consumer Staples - 3.02%
Chiquita Brands International Inc*	25,700	537,644
SUPERVALU Inc**	225,641	6,906,871

		7,444,515

Energy - 4.20%
Cabot Oil & Gas Corp	76,100	3,219,030
Comstock Resources Inc*†	30,800	599,368
Denbury Resources Inc*	169,000	3,540,550
Meridian Resource Corp*†	101,580	704,965
Noble Energy Inc	44,432	2,266,032

		10,329,945

Financial Services - 19.02%
Affiliated Managers Group Inc*†	24,800	1,249,176
Apartment Investment & Management Co ‘A’	4,775	148,646
Commerce Bancorp Inc NJ†	29,800	1,639,298
Compass Bancshares Inc	55,602	2,390,886
CompuCredit Corp*	43,200	747,360
Delphi Financial Group ‘A’	15,200	676,400
Doral Financial Corp	24,600	848,700
Eaton Vance Corp	26,600	1,016,386
Federated Investors Inc ‘B’	45,128	1,369,183
FirstFed Financial Corp*	10,900	453,440
IPC Holdings Ltd (Bermuda)	57,351	2,117,972
Kilroy Realty Corp	23,196	790,984
National Health Investors Inc†	60,700	1,650,433
Nationwide Health Properties Inc	70,500	1,332,450
Odyssey Re Holdings Corp†	60,100	1,442,400
Providian Financial Corp*	245,687	3,604,228
R&G Financial Corp ‘B’	12,000	396,720
Radian Group Inc	55,500	2,658,450
Redwood Trust Inc†	28,100	1,564,608
RenaissanceRe Holdings Ltd (Bermuda)	80,698	4,353,657
Senior Housing Properties Trust	114,511	1,922,640
Stewart Information Services Corp	53,810	1,817,164
Student Loan Corp	5,600	764,400
TCF Financial Corp	61,100	3,546,855
The PMI Group Inc	40,600	1,766,912
Trizec Properties Inc	76,100	1,237,386
W.R. Berkley Corp	54,100	2,323,595
Waddell & Reed Financial Inc ‘A’	74,292	1,642,596
WellChoice Inc*	9,801	405,761
Westamerica Bancorp	17,944	941,163

		46,819,849

Health Care - 12.02%
American Medical Systems Holdings Inc*	59,500	2,005,150
Amylin Pharmaceuticals Inc*†	24,181	551,327
Andrx Corp*	49,900	1,393,707
Apria Healthcare Group Inc*	55,715	1,599,020
AtheroGenics Inc*†	24,000	456,720
Bradley Pharmaceuticals Inc*†	92,510	2,581,029
C.R. Bard Inc	92,398	5,234,347
Community Health Systems Inc*	61,900	1,657,063
Connetics Corp*†	33,800	682,760
Health Net Inc*	126,400	3,349,600
INAMED Corp*	17,344	1,090,070
King Pharmaceuticals Inc*	311,000	3,560,950
Manor Care Inc	45,000	1,470,600
Neurocrine Biosciences Inc*	16,675	864,599
Sybron Dental Specialties Inc*	42,960	1,282,356
Telik Inc*†	19,600	467,852
Ventana Medical Systems Inc*†	28,100	1,335,593

		29,582,743

Materials & Processing - 7.54%
Acuity Brands Inc	87,800	2,370,600
Albany International Corp ‘A’	46,200	1,550,472
Carpenter Technology Corp	42,247	1,438,510
Eagle Materials Inc†	37,000	2,627,740
Georgia Gulf Corp	99,400	3,564,484
Louisiana-Pacific Corp	40,000	946,000
MacDermid Inc	59,600	2,017,460
OM Group Inc*	27,700	914,377
RPM International Inc	86,200	1,310,240
Washington Group International Inc*	50,500	1,812,445

		18,552,328

Producer Durables - 8.57%
Belden Inc	43,052	922,604
Briggs & Stratton Corp†	11,133	983,601
Champion Enterprises Inc*	108,400	995,112
Flowserve Corp*	119,300	2,975,342
IDEX Corp	26,845	922,126
Imagistics International Inc*†	12,212	432,305
NVR Inc*†	6,055	2,931,831
Teledyne Technologies Inc*	80,914	1,619,898
Terex Corp*	117,400	4,006,862
The Ryland Group Inc	53,934	4,217,639
United Defense Industries Inc*	30,831	1,079,085

		21,086,405

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Technology - 14.05%
Acxiom Corp	58,800	$1,460,004
Agere Systems Inc ‘A’*	1,012,241	2,328,154
Amdocs Ltd* (United Kingdom)	32,400	759,132
Aspect Communications Corp*	95,220	1,352,124
Benchmark Electronics Inc*	80,706	2,348,545
BMC Software Inc*	255,173	4,720,700
Checkpoint Systems Inc*	100,500	1,801,965
Citrix Systems Inc*	151,500	3,084,540
Comtech Telecommunications Corp*†	39,345	887,623
FileNet Corp*	8,023	253,286
Hutchinson Technology Inc*†	19,400	477,046
Integrated Circuit Systems Inc*	4	109
Integrated Device Technology Inc*	155,300	2,149,352
Inter-Tel Inc†	73,998	1,847,730
Lattice Semiconductor Corp*†	67,601	473,883
Mercury Computer Systems Inc*†	34,600	858,080
Micrel Inc*†	40,224	488,722
OmniVision Technologies Inc*†	30,000	478,500
RSA Security Inc*†	18,823	385,307
SanDisk Corp*†	97,300	2,110,437
Satyam Computer Services Ltd ADR† (India)	49,800	921,300
SeaChange International Inc*†	35,100	592,488
Storage Technology Corp*	123,200	3,572,800
Transaction Systems Architects Inc ‘A’*	27,300	587,769
TTM Technologies Inc*†	55,100	652,935

		34,592,531

Utilities - 4.95%
Avista Corp	46,300	852,846
Cincinnati Bell Inc*	69,242	307,434
Commonwealth Telephone Enterprises Inc*†	9,267	414,884
Energen Corp	51,000	2,447,490
Great Plains Energy Inc†	42,668	1,267,240
MDU Resources Group Inc	27,300	656,019
OGE Energy Corp	103,302	2,631,102
Primus Telecommunications Group Inc*†	106,600	541,528
PTEK Holdings Inc*	170,400	1,964,712
Puget Energy Inc	50,576	1,108,120

		12,191,375

Total Common Stocks (Cost $216,047,077)		239,565,241

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.59%
Repurchase Agreement - 1.59%
The Goldman Sachs Group Inc 1.500% due 07/01/04 (Dated 06/30/04, repurchase price of $3,911,163; collateralized by Federal Home Loan Bank (Discount Note) due 07/28/04 and market value $3,995,000)	$3,911,000	3,911,000

Total Short-Term Investment (Cost $3,911,000)		3,911,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.92% (Cost $219,958,077)		243,476,241

SECURITIES LENDING COLLATERAL - 19.22%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	47,295,189	47,295,189

Total Securities Lending Collateral (Cost $47,295,189)		47,295,189

TOTAL INVESTMENTS - 118.14% (Cost $267,253,266)		290,771,430

OTHER ASSETS & LIABILITIES, NET - (18.14%)		(44,646,718)

NET ASSETS - 100.00%		$246,124,712

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $4,677,208 were segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

	Number of	Notional	Unrealized
Type	Contracts	Amount	Appreciation

Russell 2000 (09/04)	17	$4,895,786	$139,125
S&P 500 (09/04)	4	1,134,488	5,898

			$145,023

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.35%
Consumer Discretionary - 1.35%
The News Corp Ltd ADR (Australia)	961,500	$31,614,120

Total Preferred Stocks (Cost $27,020,109)		31,614,120

COMMON STOCKS - 92.28%
Consumer Discretionary - 10.85%
Kimberly-Clark Corp	575,300	37,900,764
Liberty Media Corp ‘A’*	2,825,100	25,397,649
Liberty Media International Inc ‘A’*	133,425	4,950,068
Mattel Inc	1,169,500	21,343,375
McDonald’s Corp	1,324,500	34,437,000
Newell Rubbermaid Inc	933,700	21,941,950
Target Corp	703,900	29,894,633
Time Warner Inc*	1,741,000	30,606,780
Viacom Inc ‘B’	820,900	29,322,548
Waste Management Inc	628,200	19,254,330

		255,049,097

Consumer Staples - 5.69%
Altria Group Inc	1,104,900	55,300,245
Safeway Inc*	1,328,500	33,664,190
The Kroger Co*	2,458,000	44,735,600

		133,700,035

Energy - 2.80%
El Paso Corp†	2,554,900	20,132,612
ENSCO International Inc†	979,300	28,497,630
Nabors Industries Ltd*† (Barbados)	378,600	17,120,292

		65,750,534

Financial Services - 22.45%
American Express Co	557,300	28,634,074
American International Group Inc	607,500	43,302,600
Bank of America Corp	718,700	60,816,394
Capital One Financial Corp	343,900	23,515,882
Equity Office Properties Trust	923,400	25,116,480
Equity Residential	774,300	23,019,939
J.P. Morgan Chase & Co	596,300	23,118,551
Loews Corp	388,900	23,318,444
MBNA Corp	1,038,200	26,775,178
Merrill Lynch & Co Inc	565,700	30,536,486
Morgan Stanley	440,300	23,234,631
The Bank of New York Co Inc	730,900	21,546,932
The Goldman Sachs Group Inc	258,300	24,321,528
The St. Paul Travelers Cos Inc	471,600	19,118,664
U.S. Bancorp	991,700	27,331,252
Wachovia Corp	647,800	28,827,100
Waddell & Reed Financial Inc ‘A’†	834,800	18,457,428
Washington Mutual Inc	494,500	19,107,480
Wells Fargo & Co	371,200	21,243,776
XL Capital Ltd ‘A’ (Bermuda)	219,200	16,540,832

		527,883,651

Health Care - 9.39%
GlaxoSmithKline PLC ADR† (United Kingdom)	673,600	27,927,456
HCA Inc	703,200	29,246,088
Johnson & Johnson	390,000	21,723,000
Merck & Co Inc	629,100	29,882,250
Pfizer Inc	1,641,800	56,280,904
Schering-Plough Corp	1,278,400	23,624,832
Wyeth	885,800	32,030,528

		220,715,058

Integrated Oils - 7.32%
BP PLC ADR (United Kingdom)	736,900	39,475,733
ChevronTexaco Corp	453,500	42,678,885
GlobalSantaFe Corp	567,100	15,028,150
Royal Dutch Petroleum Co ‘NY’† (Netherlands)	577,500	29,839,425
Total SA ADR (France)	468,700	45,032,696

		172,054,889

Materials & Processing - 4.38%
Alcoa Inc	1,038,500	34,301,655
Avery Dennison Corp	372,300	23,830,923
International Paper Co	709,100	31,696,770
The Dow Chemical Co	322,400	13,121,680

		102,951,028

Multi-Industry - 1.59%
Honeywell International Inc	1,023,500	37,490,805

Producer Durables - 3.82%
Lockheed Martin Corp	602,100	31,357,368
The Boeing Co	641,400	32,769,126
United Technologies Corp	280,300	25,641,844

		89,768,338

Technology - 12.50%
3Com Corp*	1,223,400	7,646,250
Celestica Inc*† (Canada)	976,900	19,489,155
Comverse Technology Inc*†	776,600	15,485,404
Hewlett-Packard Co	1,828,200	38,575,020
International Business Machines Corp	204,900	18,061,935
Lucent Technologies Inc*†	3,186,400	12,044,592
Microsoft Corp	1,467,900	41,923,224
Nokia OYJ ADR (Finland)	2,114,600	30,746,284
Nortel Networks Corp* (Canada)	9,508,000	47,444,920
Novell Inc*	1,046,200	8,777,618
Solectron Corp*	4,736,200	30,643,214
Sun Microsystems Inc*	5,323,000	23,101,820

		293,939,436

Utilities - 11.49%
Ameren Corp†	515,100	22,128,696
AT&T Corp†	999,600	14,624,148
AT&T Wireless Services Inc*	2,459,600	35,221,472
Comcast Corp ‘A’*	531,700	14,903,551
Comcast Corp Special ‘A’*	577,700	15,950,297
FirstEnergy Corp†	707,800	26,478,798
MCI Inc*†	1,064,600	15,362,178
Nextel Communications Inc‘A’ *	480,600	12,812,796
NiSource Inc	1,286,200	26,521,444
PG&E Corp*	627,500	17,532,350
SBC Communications Inc	1,306,500	31,682,625
Verizon Communications Inc	1,021,600	36,971,704

		270,190,059

Total Common Stocks (Cost $1,995,314,823)		2,169,492,930

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 6.66%
U.S. Government Agency Issue - 6.66%
Federal Home Loan Bank 1.250% due 07/01/04	$156,627,000	$156,627,000

Total Short-Term Investment (Cost $156,627,000)		156,627,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.29% (Cost $2,178,961,932)		2,357,734,050

	Shares
SECURITIES LENDING COLLATERAL - 4.44%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	104,295,448	104,295,448

Total Securities Lending Collateral (Cost $104,295,448)		104,295,448

TOTAL INVESTMENTS - 104.73% (Cost $2,283,257,380)		2,462,029,498

OTHER ASSETS & LIABILITIES, NET - (4.73%)		(111,144,800)

NET ASSETS - 100.00%		$2,350,884,698

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.93%
Autos & Transportation - 0.39%
Burlington Northern Santa Fe Corp	62,800	$2,202,396

Consumer Discretionary - 10.78%
Clear Channel Communications Inc	245,100	9,056,445
Darden Restaurants Inc	115,000	2,363,250
Eastman Kodak Co	166,800	4,500,264
Federated Department Stores Inc	75,900	3,726,690
Jones Apparel Group Inc	121,800	4,808,664
Kimberly-Clark Corp	178,900	11,785,932
Liberty Media Corp ‘A’*	648,100	5,826,419
Liberty Media International Inc ‘A’*	32,380	1,201,298
Mattel Inc	149,200	2,722,900
McDonald’s Corp	217,600	5,657,600
The May Department Stores Co	46,600	1,281,034
The Walt Disney Co	307,400	7,835,626

		60,766,122

Consumer Staples - 4.63%
Altria Group Inc	154,400	7,727,720
CVS Corp	83,000	3,487,660
Kraft Foods Inc ‘A’	165,100	5,230,368
The Kroger Co*	256,000	4,659,200
Unilever NV ‘NY’ (Netherlands)	72,800	4,987,528

		26,092,476

Energy - 4.13%
Halliburton Co	770,100	23,303,226

Financial Services - 18.66%
AMBAC Financial Group Inc	51,500	3,782,160
Assurant Inc	71,000	1,872,980
Bank of America Corp	147,500	12,481,450
Berkshire Hathaway Inc ‘B’*	158	466,890
Capital One Financial Corp	14,000	957,320
Chubb Corp	167,100	11,392,878
Citigroup Inc	189,100	8,793,150
Fannie Mae	32,600	2,326,336
Freddie Mac	302,200	19,129,260
Genworth Financial Inc ‘A’*†	77,700	1,783,215
J.P. Morgan Chase & Co	51,600	2,000,532
Lehman Brothers Holdings Inc	23,600	1,775,900
Merrill Lynch & Co Inc	31,800	1,716,564
MetLife Inc	86,200	3,090,270
PNC Financial Services Group Inc	119,200	6,327,136
Principal Financial Group Inc	19,600	681,688
RenaissanceRe Holdings Ltd (Bermuda)	10,700	577,265
SunGard Data Systems Inc*	66,400	1,726,400
SunTrust Banks Inc	15,800	1,026,842
The Allstate Corp	128,100	5,963,055
The Goldman Sachs Group Inc	3,700	348,392
The St. Paul Travelers Cos Inc	54,860	2,224,024
Torchmark Corp	75,400	4,056,520
Wells Fargo & Co	186,800	10,690,565

		105,190,792

Health Care - 11.98%
Aetna Inc	82,200	6,987,000
AmerisourceBergen Corp	56,800	3,395,504
Bristol-Myers Squibb Co	652,400	15,983,800
GlaxoSmithKline PLC ADR† (United Kingdom)	416,100	17,251,506
Merck & Co Inc	41,100	1,952,250
Pfizer Inc	227,000	7,781,560
Roche Holding AG ADR (Switzerland)	57,800	5,722,772
Schering-Plough Corp	269,100	4,972,968
Wyeth	96,200	3,478,592

		67,525,952

Integrated Oils - 6.83%
BP PLC ADR (United Kingdom)	78,000	4,178,460
ConocoPhillips	55,600	4,241,724
GlobalSantaFe Corp	299,500	7,936,750
Petroleo Brasileiro SA ADR† (Brazil)	177,600	4,985,232
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	53,700	2,774,679
Total SA ADR (France)	71,900	6,908,152
Transocean Inc*†	257,900	7,463,626

		38,488,623

Materials & Processing - 12.43%
Alcoa Inc	277,700	9,172,431
Boise Cascade Corp	87,800	3,304,792
E.I. du Pont de Nemours & Co	180,300	8,008,926
Georgia-Pacific Corp	375,400	13,882,292
International Paper Co	459,500	20,539,650
Rohm & Haas Co	64,000	2,661,120
The Dow Chemical Co	306,900	12,490,830

		70,060,041

Multi-Industry - 3.07%
Schlumberger Ltd	273,000	17,338,230

Producer Durables - 1.11%
Cognex Corp	56,600	2,177,968
Credence Systems Corp*†	122,900	1,696,020
Lexmark International Inc ‘A’*	20,100	1,940,253
Novellus Systems Inc*	14,800	465,312

		6,279,553

Technology - 3.29%
Affiliated Computer Services Inc ‘A’*	46,600	2,467,004
Check Point Software Technologies Ltd*† (Israel)	26,300	709,837
Cisco Systems Inc*	16,200	383,940
Comverse Technology Inc*†	13,500	269,190
Flextronics International Ltd* (Singapore)	143,400	2,287,230
Hewlett-Packard Co	144,300	3,044,730
Intel Corp	22,600	623,760
International Business Machines Corp	19,100	1,683,665
Jabil Circuit Inc*	28,400	715,112
JDS Uniphase Corp*	68,500	259,615
Microsoft Corp	106,500	3,041,640
Nokia OYJ ADR (Finland)	78,700	1,144,298
Telefonaktiebolaget LM Ericsson ADR* (Sweden)	63,500	1,899,920

		18,529,941

Utilities - 16.63%
American Electric Power Co Inc	94,900	3,036,800
CenterPoint Energy Inc†	118,800	1,366,200
Constellation Energy Group Inc	76,000	2,880,400
Dominion Resources Inc VA	72,100	4,548,068
Exelon Corp	18,400	612,536
FirstEnergy Corp	129,200	4,833,372
Public Service Enterprise Group Inc	87,400	3,498,622
SBC Communications Inc	644,400	15,626,700
Scottish Power PLC ADR† (United Kingdom)	63,400	1,870,934
Sprint Corp-FON Group	1,429,000	25,150,400

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
TXU Corp	325,600	$13,190,056
Verizon Communications Inc	474,000	17,154,060

		93,768,148

Total Common Stocks (Cost $462,022,663)		529,545,500

	Principal
	Amount
CORPORATE BONDS - 0.00%
Consumer Discretionary - 0.00%
Ames Department Stores Inc 10.000% due 04/15/06+##	$125,000	—

Total Corporate Bonds (Cost $60,245)		—

SHORT-TERM INVESTMENTS - 8.27%
U.S. Government Agency Issue - 8.27%
Federal Home Loan Bank 1.250% due 07/01/04	46,597,000	46,597,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $2,000; collateralized by U.S. Treasury Bonds 6.000% due 02/15/26 and market value $5,506)	2,000	2,000

Total Short-Term Investments (Cost $46,599,000)		46,599,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.20% (Cost $508,681,908)		576,144,500

	Shares
SECURITIES LENDING COLLATERAL - 5.11%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	28,834,135	28,834,135

Total Securities Lending Collateral (Cost $28,834,135)		28,834,135

TOTAL INVESTMENTS - 107.31% (Cost $537,516,043)		604,978,635

OTHER ASSETS & LIABILITIES, NET - (7.31%)		(41,204,591)

NET ASSETS - 100.00%		$563,774,044

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.13%
Consumer Discretionary - 8.04%
Hilton Hotels Corp	724,600	$13,521,036
Interstate Hotels & Resorts Inc*	1,251	6,743
Lodgian Inc*†	51,800	546,490
Starwood Hotels & Resorts Worldwide Inc†	676,433	30,338,020
Wyndham International Inc ‘A’*	233,700	233,700

		44,645,989

Financial Services - 88.58%
Acadia Realty Trust	16,700	229,458
Affordable Residential Communities Inc†	53,300	884,780
AMB Property Corp	509,600	17,647,448
AMLI Residential Properties Trust†	119,900	3,517,866
Apartment Investment & Management Co ‘A’	550,600	17,140,178
Archstone-Smith Trust	872,990	25,604,797
Arden Realty Inc†	567,755	16,697,675
AvalonBay Communities Inc†	517,600	29,254,752
Boston Properties Inc	459,000	22,986,720
Brookfield Properties Corp (Canada)	954,200	27,433,250
Catellus Development Corp	61,800	1,523,370
Chelsea Property Group Inc	44,450	2,899,029
Correctional Properties Trust†	51,200	1,497,600
Equity Office Properties Trust	749,335	20,381,912
Equity Residential	551,100	16,384,203
Essex Property Trust Inc	140,350	9,592,922
Federal Realty Investment Trust†	452,700	18,827,793
General Growth Properties Inc	684,100	20,228,837
Heritage Property Investment Trust†	24,900	673,794
Host Marriott Corp*	1,281,000	15,833,160
Innkeepers USA Trust†	1,800	18,558
Kimco Realty Corp	46,200	2,102,100
Mack-Cali Realty Corp†	112,700	4,663,526
Manufactured Home Communities Inc†	193,990	6,438,528
MeriStar Hospitality Corp*†	111,000	759,240
Nationwide Health Properties Inc†	163,357	3,087,447
Omega Healthcare Investors Inc†	369,000	3,704,760
Pan Pacific Retail Properties Inc	6,000	303,120
Post Properties Inc†	252,450	7,358,918
Price Legacy Corp†	5,525	101,992
ProLogis	604,863	19,912,090
PS Business Parks Inc	23,100	929,544
Public Storage Inc	431,224	19,840,616
Reckson Associates Realty Corp†	447,070	12,276,542
Regency Centers Corp†	343,700	14,744,730
Senior Housing Properties Trust	99,700	1,673,963
Shurgard Storage Centers Inc ‘A’†	321,250	12,014,750
Simon Property Group Inc	821,000	42,215,820
SL Green Realty Corp†	138,500	6,481,800
Summit Properties Inc†	181,750	4,660,070
Taubman Centers Inc†	276,045	6,318,670
The Macerich Co	128,400	6,146,508
The Rouse Co	487,000	23,132,500
Trizec Properties Inc†	144,950	2,356,887
Ventas Inc†	151,300	3,532,855
Vornado Realty Trust	313,250	17,889,708

		491,904,786

Materials & Processing - 1.51%
Brookfield Homes Corp†	32,780	858,508
Forest City Enterprises Inc ‘A’	61,400	3,254,200
The St. Joe Co†	107,300	4,259,810

		8,372,518

Total Common Stocks (Cost $425,955,594)		544,923,293

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.60%

Repurchase Agreement - 1.60%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $8,878,148; collateralized by U.S. Treasury Bonds 8.500% due 02/15/20 and market value $9,057,063)	$8,878,000	8,878,000

Total Short-Term Investment (Cost $8,878,000)		8,878,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.73% (Cost $434,833,594)		553,801,293

	Shares
SECURITIES LENDING COLLATERAL - 4.81%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	26,717,291	26,717,291

Total Securities Lending Collateral (Cost $26,717,291)		26,717,291

TOTAL INVESTMENTS - 104.54% (Cost $461,550,885)		580,518,584

OTHER ASSETS & LIABILITIES, NET - (4.54%)		(25,213,785)

NET ASSETS - 100.00%		$555,304,799

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.45%
Autos & Transportation - 1.50%
C.H. Robinson Worldwide Inc	39,300	$1,801,512
Gentex Corp	29,400	1,166,592

		2,968,104

Consumer Discretionary - 31.85%
Apollo Group Inc ‘A’*	6,630	585,363
Ask Jeeves Inc*†	39,300	1,533,879
CDW Corp	11,680	744,717
Chico’s FAS Inc*	42,610	1,924,268
ChoicePoint Inc*	37,700	1,721,382
Coach Inc*	42,000	1,897,980
Corporate Executive Board Co†	16,000	924,640
DeVry Inc*†	42,500	1,165,350
Dollar Tree Stores Inc*	71,400	1,958,502
Electronic Arts Inc*	33,980	1,853,609
Fisher Scientific International Inc*†	29,800	1,720,950
Four Seasons Hotels Inc† (Canada)	17,500	1,053,675
Getty Images Inc*	23,800	1,428,000
GTECH Holdings Corp†	43,220	2,001,518
Harman International Industries Inc	20,280	1,845,480
International Game Technology	79,280	3,060,208
Iron Mountain Inc*	36,800	1,775,968
ITT Educational Services Inc*	21,500	817,430
Krispy Kreme Doughnuts Inc*†	33,100	631,879
Lamar Advertising Co ‘A’*	87,800	3,806,130
Laureate Education Inc*†	23,400	894,816
Outback Steakhouse Inc	29,700	1,228,392
P.F. Chang’s China Bistro Inc*†	39,260	1,615,549
PETsMART Inc	63,540	2,061,873
Radio One Inc ‘D’*†	113,900	1,823,539
Royal Caribbean Cruises Ltd† (Liberia)	142,630	6,191,568
Sonic Corp*	42,300	962,325
Station Casinos Inc	121,100	5,861,240
The Washington Post Co ‘B’	900	837,009
Univision Communications Inc ‘A’*	104,200	3,327,106
Wynn Resorts Ltd*†	122,400	4,728,312
XM Satellite Radio Holdings Inc ‘A’*†	38,800	1,058,852

		63,041,509

Consumer Staples - 0.55%
Whole Foods Market Inc	11,300	1,078,585

Energy - 2.72%
BJ Services Co*	36,100	1,654,824
Evergreen Resources Inc*	21,000	848,400
Patina Oil & Gas Corp	36,200	1,081,294
Smith International Inc*	32,120	1,791,011

		5,375,529

Financial Services - 6.97%
Ameritrade Holding Corp*	179,500	2,037,325
Chicago Mercantile Exchange Inc†	9,000	1,299,330
Conseco Inc*†	31,900	634,810
Doral Financial Corp	23,585	813,682
Global Payments Inc†	40,100	1,805,302
Legg Mason Inc	15,150	1,378,802
Plum Creek Timber Co Inc	51,400	1,674,612
SunGard Data Systems Inc*	38,000	988,000
UCBH Holdings Inc†	37,600	1,485,952
White Mountains Insurance Group Ltd	3,275	1,670,250

		13,788,065

Health Care - 21.04%
Allergan Inc	10,060	900,571
Amylin Pharmaceuticals Inc*†	25,200	574,560
Apogent Technologies Inc*	59,400	1,900,800
Biogen Idec Inc*	29,800	1,884,850
C.R. Bard Inc	35,400	2,005,410
Caremark Rx Inc*	41,700	1,373,598
Celgene Corp*†	21,390	1,224,792
Charles River Laboratories International Inc*	58,245	2,846,433
Community Health Systems Inc*	27,300	730,821
Dade Behring Holdings Inc*	57,900	2,751,408
DaVita Inc*	25,500	786,165
Elan Corp PLC ADR*† (Ireland)	44,400	1,098,456
Gilead Sciences Inc*	30,825	2,065,275
Hospira Inc*	29,500	814,200
IDEXX Laboratories Inc*	20,200	1,271,388
ImClone Systems Inc*	21,000	1,801,590
INAMED Corp*	46,200	2,903,670
Kinetic Concepts Inc*	37,500	1,871,250
Lincare Holdings Inc*	23,850	783,711
Omnicare Inc	22,600	967,506
Patterson Dental Co*	28,600	2,187,614
Shire Pharmaceuticals Group PLC ADR*† (United Kingdom)	23,800	636,412
Stericycle Inc*	53,500	2,768,090
Varian Medical Systems Inc*	21,000	1,666,350
VCA Antech Inc*†	43,500	1,949,670
Zimmer Holdings Inc*	21,280	1,876,896

		41,641,486

Integrated Oils - 4.13%
Suncor Energy Inc (Canada)	37,300	955,253
Ultra Petroleum Corp*† (Canada)	193,500	7,223,355

		8,178,608

Materials & Processing - 4.64%
Ecolab Inc	29,100	922,470
Freeport-McMoRan Copper & Gold Inc ‘B’	56,800	1,882,920
Phelps Dodge Corp*	10,900	844,859
Placer Dome Inc (Canada)	96,800	1,610,752
Rinker Group Ltd ADR (Australia)	53,300	2,982,668
Sealed Air Corp*	17,550	934,888

		9,178,557

Multi-Industry - 1.10%
Brascan Corp ‘A’ (Canada)	77,250	2,181,540

Producer Durables - 4.57%
Crown Castle International Corp*	257,600	3,799,600
Graco Inc	28,700	891,135
KLA-Tencor Corp*	29,300	1,446,834
Lexmark International Inc ‘A’*	20,300	1,959,559
NVR Inc*†	1,975	956,295

		9,053,423

Technology - 11.91%
Adobe Systems Inc	59,810	2,781,165
Advanced Micro Devices Inc*	43,400	690,060
Altera Corp*	70,600	1,568,732
Avaya Inc*	36,400	574,756
Cognizant Technology Solutions Corp ‘A’*	26,000	660,660
Corning Inc*	117,970	1,540,688
Juniper Networks Inc*†	40,900	1,004,913
Linear Technology Corp	44,600	1,760,362
Marvell Technology Group Ltd* (Bermuda)	70,600	1,885,020
Mercury Interactive Corp*	31,480	1,568,648
National Semiconductor Corp*	32,100	705,879

See Notes to Financial Statements	See explanation of symbols on A-93

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

	Shares	Value
Network Appliance Inc*	74,500	$1,603,985
Red Hat Inc*†	117,000	2,687,490
Symantec Corp*	50,829	2,225,294
Synopsys Inc*	47,840	1,360,091
VERITAS Software Corp*	34,300	950,110

		23,567,853

Utilities - 3.47%
IDT Corp ‘B’*†	40,700	750,508
NII Holdings Inc*†	23,620	795,758
NTL Inc*	49,011	2,824,014
Questar Corp	21,300	823,032
Western Gas Resources Inc†	51,800	1,682,464

		6,875,776

Total Common Stocks (Cost $167,938,939)		186,929,035

	Principal
	Amount
SHORT-TERM INVESTMENTS - 6.31%
U.S. Government Agency Issue - 6.31%
Federal Home Loan Bank 1.250% due 07/01/04	$12,487,000	12,487,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 0.600% due 07/01/04 (Dated 06/30/04, repurchase price of $1,000; collateralized by U.S. Treasury Bonds 6.375% due 08/15/27 and market value $5,731)	1,000	1,000

Total Short-Term Investments (Cost $12,488,000)		12,488,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.76% (Cost $180,426,939)		199,417,035

	Shares
SECURITIES LENDING COLLATERAL - 17.85%
State Street Navigator Securities Lending Prime Portfolio 1.150%^^	35,328,097	35,328,097

Total Securities Lending Collateral (Cost $35,328,097)		35,328,097

TOTAL INVESTMENTS - 118.61% (Cost $215,755,036)		234,745,132

OTHER ASSETS & LIABILITIES, NET - (18.61%)		(36,827,728)

NET ASSETS - 100.00%		$197,917,404

Explanation of Symbols for Schedules of Investments

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
#	Securities purchased on a when-issued or delayed delivery basis.
+	Securities were fair valued under procedures established by the Board of Trustees.
*	Non-income producing securities.
**	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of June 30, 2004.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
++	Variable rate securities. The rate listed is as of June 30, 2004.
##	Securities were in default.
^^	Rate shown reflects 7-day yield as of June 30, 2004.
±	Securities are grouped by coupon rate and represent a range of maturities.
†	Securities (or a portion of securities) on loan as of June 30, 2004.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)
(In thousands, except per share amounts)

	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$1,560,065	$81,722	$545,936	$1,204,571	$68,255	$104,258	$144,619	$102,874
Repurchase Agreements, at value	50,612	2,407	24,447	38,853	690	2,410	8,261	3,078
Cash (1)	1,257	1	—	1,707	—	—	1	—
Foreign currency held, at value	—	—	—	—	—	—	14	—
Receivables:
Dividends and interest	1,074	22	344	4,523	13	120	141	34
Fund shares sold	1,962	387	984	2,859	7	13	2	163
Securities sold	4,286	564	103	30,460	100	721	—	310
Variation margin	35	—	—	—	—	—	—	—
Other	—	—	2	—	—	—	—	4

Total Assets	1,619,291	85,103	571,816	1,282,973	69,065	107,522	153,038	106,463

LIABILITIES
Payable upon return of securities loaned	27,270	8,693	34,707	82,883	4,861	5,142	6,507	6,200
Payables:
Fund shares redeemed	—	61	15	—	46	272	57	51
Securities purchased	9,717	153	13	36,466	54	703	399	631
Due to custodian	—	—	—	—	—	—	—	23
Variation margin	—	—	—	20	—	—	—	—
Accrued advisory fees	1,199	61	388	560	65	92	131	88
Accrued custodian and portfolio accounting fees	89	13	33	70	9	11	12	12
Accrued deferred trustee compensation and retirement benefits	51	3	19	37	3	5	6	5
Accrued other	91	6	30	69	5	5	7	11
Other Liabilities	—	—	—	32	—	—	—	—

Total Liabilities	38,417	8,990	35,205	120,137	5,043	6,230	7,119	7,021

NET ASSETS	$1,580,874	$76,113	$536,611	$1,162,836	$64,022	$101,292	$145,919	$99,442

NET ASSETS CONSIST OF:
Paid-in capital	$1,619,815	$80,364	$506,341	$1,180,313	$159,051	$94,522	$138,440	$111,692
Accumulated undistributed net investment income (loss)	1,390	(248)	647	(2,060)	(360)	476	(135)	(537)
Accumulated undistributed net realized loss	(147,957)	(11,973)	(35,767)	(6,446)	(96,605)	(5,191)	(3,385)	(20,841)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	107,626	7,970	65,390	(8,971)	1,936	11,485	10,999	9,128

NET ASSETS	$1,580,874	$76,113	$536,611	$1,162,836	$64,022	$101,292	$145,919	$99,442

Shares of beneficial interest outstanding of $.001 par value	208,327	9,130	48,343	118,303	16,104	9,874	15,509	22,084

Net Asset Value Per Share	$7.59	$8.34	$11.10	$9.83	$3.98	$10.26	$9.41	$4.50

Investments and repurchase agreements, at cost	$1,503,025	$76,159	$504,994	$1,249,104	$67,008	$95,183	$141,880	$96,824
Securities on loan, at value	26,711	8,561	34,163	81,604	4,720	5,065	6,381	6,074
Foreign currency held, at cost	—	—	—	—	—	—	14	—

(1) Includes margin deposits segregated for futures contracts in the Short Duration Bond Portfolio of $1,700.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands, except per share amounts)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$94,892	$1,806,779	$1,522,294	$1,860,914	$324,666	$1,705,517	$1,685,454	$1,478,086
Repurchase Agreements, at value	65	52	81,024	70,380	—	—	24,296	65,613
Cash (1)	—	2	1	1	1	425	3,878	32,566
Foreign currency held, at value	1	—	—	331	—	2,423	—	—
Receivables:
Dividends and interest	81	435	774	4,272	203	1,960	1,915	1,013
Fund shares sold	931	1,066	856	1,649	1,007	1,362	812	478
Securities sold	—	3,664	17,134	—	2,198	7,004	21	10,577
Variation margin	—	—	—	—	—	—	120	470
Other	—	—	—	87	—	4	—	—
Forward foreign currency contracts appreciation	—	420	—	—	—	—	—	—
Other assets	2	—	—	2	—	—	—	—

Total Assets	95,972	1,812,418	1,622,083	1,937,636	328,075	1,718,695	1,716,496	1,588,803

LIABILITIES
Payable upon return of securities loaned	8,743	76,574	165,780	209,289	19,586	306,791	36,069	306,304
Payables:
Fund shares redeemed	—	429	278	245	—	—	632	—
Securities purchased	5,841	3,823	42,269	3,141	9,364	9,862	4,558	38,649
Accrued advisory fees	61	1,044	951	1,198	189	1,179	340	489
Accrued custodian and portfolio accounting fees	15	171	89	324	32	288	99	65
Accrued deferred trustee compensation and retirement benefits	3	86	55	74	12	49	83	55
Accrued other	5	106	72	92	13	98	89	54
Forward foreign currency contracts depreciation	27	1,384	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	16	—	—

Total Liabilities	14,695	83,617	209,494	214,363	29,196	318,283	41,870	345,616

NET ASSETS	$81,277	$1,728,801	$1,412,589	$1,723,273	$298,879	$1,400,412	$1,674,626	$1,243,187

NET ASSETS CONSIST OF:
Paid-in capital	$91,153	$3,086,494	$1,144,478	$1,796,078	$316,317	$1,359,570	$1,720,989	$1,133,504
Accumulated undistributed net investment income (loss)	144	(916)	2,741	27,327	484	12,130	11,129	2,834
Accumulated undistributed net realized gain (loss)	(22,842)	(1,675,464)	99,413	(247,737)	(38,916)	(58,336)	(16,417)	24,836
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	12,822	318,687	165,957	147,605	20,994	87,048	(41,075)	82,013

NET ASSETS	$81,277	$1,728,801	$1,412,589	$1,723,273	$298,879	$1,400,412	$1,674,626	$1,243,187

Shares of beneficial interest outstanding of $.001 par value	10,589	95,859	86,780	131,193	36,924	199,561	61,266	99,290

Net Asset Value Per Share	$7.68	$18.03	$16.28	$13.14	$8.09	$7.02	$27.33	$12.52

Investments and repurchase agreements, at cost	$82,116	$1,492,079	$1,437,360	$1,783,728	$303,671	$1,620,686	$1,750,967	$1,464,061
Securities on loan, at value	8,618	74,534	163,102	198,558	18,878	293,319	35,291	299,631
Foreign currency held, at cost	1	—	—	331	—	2,423	—	—

(1) Includes margin deposits segregated for futures contracts in the Equity Index and Small-Cap Index Portfolios of $2,920 and $4,055, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands, except per share amounts)

	Multi-	Main Street	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Core	Markets	Managed	Bond	Value	Market	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$794,065	$1,295,388	$492,067	$4,545,655	$3,448,538	$506,723	$1,243,805	$933,616
Repurchase Agreements, at value	32,765	23,059	11,206	121,300	13,657	26,855	33	46
Cash	78	—	1	—	—	—	1	962
Foreign currency held, at value	19	10	4,015	685	18,208	—	—	—
Receivables:
Dividends and interest	2,436	1,442	1,053	8,272	18,017	618	525	15,054
Fund shares sold	121	609	636	806	1,622	1,344	8	27
Securities sold	9,764	4,076	1,852	82,199	180,862	1,015	—	9,915
Swap agreements	—	—	—	8,390	10,482	—	—	—
Securities sold short	—	—	—	84,656	764,063	—	—	—
Variation margin	5	—	—	126	11,916	—	—	—
Other	—	—	2	—	—	—	—	—
Forward foreign currency contracts appreciation	—	—	—	211	868	—	—	—
Other assets	—	—	—	—	371	—	—	—

Total Assets	839,253	1,324,584	510,832	4,852,300	4,468,604	536,555	1,244,372	959,620

LIABILITIES
Payable upon return of securities loaned	85,653	31,119	40,612	339,177	589,947	97,152	—	163,900
Payables:
Fund shares redeemed	1,334	294	4	—	231	—	7,072	154
Securities purchased	138,102	2,904	643	2,310,199	305,304	516	—	12,596
Swap agreements	—	—	—	1,002	12,628	—	—	—
Securities sold short, at value	—	—	—	85,702	773,373	—	—	—
Due to custodian	—	150	—	77,863	—	296	—	—
Accrued advisory fees	325	681	370	982	1,343	321	347	376
Accrued custodian and portfolio accounting fees	50	112	150	99	199	21	65	81
Accrued deferred trustee compensation and retirement benefits	32	56	14	82	137	13	68	39
Accrued foreign capital gains tax	—	—	588	—	—	—	—	—
Accrued other	34	71	14	42	168	22	62	86
Outstanding options written, at value	—	—	—	83	3,827	—	—	—
Forward foreign currency contracts depreciation	—	—	—	—	793	—	—	—
Swap depreciation	—	—	—	3,026	13,911	—	—	—
Other liabilities	—	—	14	—	—	—	—	2

Total Liabilities	225,530	35,387	42,409	2,818,257	1,701,861	98,341	7,614	177,234

NET ASSETS	$613,723	$1,289,197	$468,423	$2,034,043	$2,766,743	$438,214	$1,236,758	$782,386

NET ASSETS CONSIST OF:
Paid-in capital	$636,309	$1,549,262	$446,445	$1,850,089	$2,730,198	$353,321	$1,236,763	$928,566
Accumulated undistributed net investment income (loss)	4,660	5,253	5,531	(7,403)	(1,003)	4,746	(5)	537
Accumulated undistributed net realized gain (loss)	(101,828)	(332,734)	(54,115)	179,746	41,433	21,095	—	(160,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	74,582	67,416	70,562	11,611	(3,885)	59,052	—	13,504

NET ASSETS	$613,723	$1,289,197	$468,423	$2,034,043	$2,766,743	$438,214	$1,236,758	$782,386

Shares of beneficial interest outstanding of $.001 par value	39,932	67,031	47,562	163,152	249,731	31,537	122,607	115,403

Net Asset Value Per Share	$15.37	$19.23	$9.85	$12.47	$11.08	$13.90	$10.09	$6.78

Investments and repurchase agreements, at cost	$752,412	$1,251,030	$432,040	$4,654,534	$3,464,822	$474,525	$1,243,838	$920,158
Securities on loan, at value	85,810	30,422	39,154	332,518	704,153	95,748	—	160,613
Foreign currency held, at cost	19	10	4,070	680	18,163	—	—	—
Proceeds from securities sold short	—	—	—	84,656	764,063	—	—	—

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands, except per share amounts)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$221,840	$410,291	$286,860	$2,462,029	$604,977	$571,641	$234,744
Repurchase Agreements, at value	5,136	3,887	3,911	—	2	8,878	1
Cash	—	1	1	6	—	—	—
Receivables:
Dividends and interest	435	249	132	4,692	1,117	2,591	50
Fund shares sold	207	53	—	3,042	641	258	317
Securities sold	7,053	4,896	11,288	—	944	—	662
Variation margin	—	—	36	—	—	—	—

Total Assets	234,671	419,377	302,228	2,469,769	607,681	583,368	235,774

LIABILITIES
Payable upon return of securities loaned	10,200	16,307	47,295	104,295	28,834	26,717	35,328
Payables:
Fund shares redeemed	47	188	646	54	113	10	107
Securities purchased	8,149	4,609	7,945	12,575	14,454	633	2,247
Due to custodian	1	—	—	—	—	122	—
Accrued advisory fees	166	213	158	1,590	423	489	143
Accrued custodian and portfolio accounting fees	15	34	27	143	36	37	16
Accrued deferred trustee compensation and retirement benefits	8	22	15	85	18	23	8
Accrued other	38	19	17	142	29	32	8

Total Liabilities	18,624	21,392	56,103	118,884	43,907	28,063	37,857

NET ASSETS	$216,047	$397,985	$246,125	$2,350,885	$563,774	$555,305	$197,917

NET ASSETS CONSIST OF:
Paid-in capital	$193,031	$802,504	$354,532	$2,253,758	$506,433	$420,871	$223,382
Accumulated undistributed net investment income (loss)	1,513	488	944	12,768	3,336	18,097	(471)
Accumulated undistributed net realized loss	(1,876)	(444,272)	(133,013)	(94,413)	(13,458)	(2,971)	(43,983)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	23,379	39,265	23,662	178,772	67,463	119,308	18,989

NET ASSETS	$216,047	$397,985	$246,125	$2,350,885	$563,774	$555,305	$197,917

Shares of beneficial interest outstanding of $.001 par value	19,686	22,489	25,478	195,680	60,450	32,556	32,624

Net Asset Value Per Share	$10.97	$17.70	$9.66	$12.01	$9.33	$17.06	$6.07

Investments and repurchase agreements, at cost	$203,596	$374,915	$267,253	$2,283,257	$537,516	$461,551	$215,755
Securities on loan, at value	10,012	15,809	46,096	102,071	28,177	26,368	34,240

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,589	$143	$2,742	$—	$70	$949	$622	$124
Interest	255	15	44	14,102	4	10	24	12
Securities lending	16	6	25	89	3	4	10	11

Total Investment Income	7,860	164	2,811	14,191	77	963	656	147

EXPENSES
Advisory fees	6,199	367	2,052	3,156	421	566	743	619
Custodian fees and expenses	18	14	9	16	5	9	7	12
Portfolio accounting fees	105	7	38	95	7	10	12	12
Printing expenses	57	3	20	40	3	4	6	4
Postage and mailing expenses	34	2	12	25	2	3	4	3
Distribution expenses	124	18	33	—	15	8	21	27
Legal fees	18	1	6	15	1	1	2	2
Trustees’ fees and expenses	48	3	17	39	3	4	5	4
Interest expense	2	—	1	11	1	1	—	2
Offering expenses	—	—	—	12	—	—	—	—
Recoupment of adviser’s reimbursement	—	4	—	—	—	—	—	12
Other	37	3	14	30	2	3	4	6

Total Expenses	6,642	422	2,202	3,439	460	609	804	703
Custodian Credits	—	—	—	(5)	—	—	—	—
Recaptured Distribution Expenses	(124)	(18)	(33)	—	(15)	(8)	(21)	(27)

Net Expenses	6,518	404	2,169	3,434	445	601	783	676

NET INVESTMENT INCOME (LOSS)	1,342	(240)	642	10,757	(368)	362	(127)	(529)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	15,647	7,975	(239)	(2,877)	2,452	3,405	10,962	10,819
Futures contracts and written option transactions	1,752	—	—	1,071	—	—	—	65
Foreign currency transactions	—	—	(1)	—	—	8	(64)	11

Net Realized Gain (Loss)	17,399	7,975	(240)	(1,806)	2,452	3,413	10,898	10,895

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(5,379)	(3,961)	19,041	(4,310)	(1,909)	(2,296)	(6,148)	(11,614)
Futures contracts and written options	(256)	—	—	(3,919)	—	—	—	(4)
Foreign currencies	—	—	—	—	—	—	(1)	—

Change in Net Unrealized Appreciation (Depreciation)	(5,635)	(3,961)	19,041	(8,229)	(1,909)	(2,296)	(6,149)	(11,618)

NET GAIN (LOSS)	11,764	4,014	18,801	(10,035)	543	1,117	4,749	(723)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,106	$3,774	$19,443	$722	$175	$1,479	$4,622	$(1,252)

Foreign taxes withheld on dividends	$3	$—	$6	$—	$—	$7	$34	$3

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$491	$5,575	$8,190	$30,422	$1,558	$17,537	$13,392	$4,307
Interest	30	371	123	259	55	208	73	128
Securities lending	8	153	139	952	13	563	23	228

Total Investment Income	529	6,099	8,452	31,633	1,626	18,308	13,488	4,663

EXPENSES
Advisory fees	353	6,517	5,475	7,243	1,138	6,602	2,059	2,084
Custodian fees and expenses	18	93	17	364	31	330	10	15
Portfolio accounting fees	8	142	107	146	25	114	130	61
Printing expenses	3	72	55	72	12	91	67	40
Postage and mailing expenses	2	45	33	44	7	32	43	23
Distribution expenses	—	131	535	52	53	10	—	—
Legal fees	1	24	18	23	4	18	22	12
Trustees’ fees and expenses	3	72	50	67	11	46	69	27
Interest expense	1	3	4	2	1	3	4	2
Other	3	47	33	52	8	38	41	24

Total Expenses	392	7,146	6,327	8,065	1,290	7,284	2,445	2,288
Custodian Credits	—	—	(16)	—	—	(1)	(1)	—
Recaptured Distribution Expenses	—	(131)	(535)	(52)	(53)	(10)	—	—

Net Expenses	392	7,015	5,776	8,013	1,237	7,273	2,444	2,288

NET INVESTMENT INCOME (LOSS)	137	(916)	2,676	23,620	389	11,035	11,044	2,375

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions (1)	5,630	61,480	125,090	2,416	17,883	21,534	4,605	35,121
Futures contracts and written option transactions	—	—	—	—	—	—	2,023	3,219
Foreign currency transactions	10	(1,292)	—	(421)	—	(425)	—	—

Net Realized Gain	5,640	60,188	125,090	1,995	17,883	21,109	6,628	38,340

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	(379)	(12,067)	5,268	(3,017)	(9,598)	24,490	36,975	4,825
Futures contracts and written options	—	—	—	—	—	—	(1,138)	(396)
Foreign currencies	(35)	1,283	—	(12)	—	(158)	—	—

Change in Net Unrealized Appreciation (Depreciation)	(414)	(10,784)	5,268	(3,029)	(9,598)	24,332	35,837	4,429

NET GAIN (LOSS)	5,226	49,404	130,358	(1,034)	8,285	45,441	42,465	42,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,363	$48,488	$133,034	$22,586	$8,674	$56,476	$53,509	$45,144

Foreign taxes withheld on dividends	$29	$307	$—	$3,827	$—	$2,009	$—	$1

(1) Realized gain on security transactions for the Growth LT Portfolio are net of foreign capital gains tax withheld of $30.

(2) Change in net unrealized appreciation (depreciation) on securities for the Growth LT Portfolio are net of decrease in deferred foreign capital gains tax of $226.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Multi-	Main Street	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Core	Markets	Managed	Bond	Value	Market	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,595	$9,193	$6,719	$—	$9	$6,370	$—	$160
Interest	3,779	76	23	13,139	41,205	82	6,404	33,256
Securities lending	53	97	119	32	209	38	—	149
Other	—	—	—	149	952	—	—	306

Total Investment Income	6,427	9,366	6,861	13,320	42,375	6,490	6,404	33,871

EXPENSES
Advisory fees	2,016	3,963	1,834	5,471	8,153	1,825	1,990	2,572
Custodian fees and expenses	12	60	286	32	47	8	16	15
Portfolio accounting fees	61	103	37	145	250	33	75	96
Printing expenses	25	52	14	78	114	15	51	33
Postage and mailing expenses	16	32	10	48	71	9	32	22
Distribution expenses	11	3	56	—	—	67	—	—
Legal fees	9	17	6	25	37	5	19	12
Trustees’ fees and expenses	26	49	13	74	116	14	54	36
Interest expense	4	3	17	23	75	1	2	44
Offering expenses .	—	—	—	—	—	13	—	—
Other	18	34	1	32	73	10	23	27

Total Expenses	2,198	4,316	2,274	5,928	8,936	2,000	2,262	2,857
Custodian Credits	(1)	—	(1)	(58)	(31)	—	(2)	(2)
Recaptured Distribution Expenses	(11)	(3)	(56)	—	—	(67)	—	—

Net Expenses	2,186	4,313	2,217	5,870	8,905	1,933	2,260	2,855

NET INVESTMENT INCOME	4,241	5,053	4,644	7,450	33,470	4,557	4,144	31,016

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions (1)	18,477	77,978	22,737	45,310	22,681	11,015	—	7,193
Closed short positions	—	—	—	2,167	(2,090)	—	—	—
Futures contracts and written option transactions	124	—	—	2,351	11,733	—	—	—
Foreign currency transactions	(28)	(2)	143	2,823	(136)	—	—	—

Net Realized Gain	18,573	77,976	22,880	52,651	32,188	11,015	—	7,193

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (2)	(14,136)	(50,349)	(27,307)	(26,850)	(50,533)	20,889	—	(39,127)
Short positions	—	—	—	(100)	(1,092)	—	—	—
Futures contracts and written options	(237)	—	—	672	(2,247)	—	—	—
Foreign currencies	(1)	(1)	(94)	1,478	(842)	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	(14,374)	(50,350)	(27,401)	(24,800)	(54,714)	20,889	—	(39,127)

NET GAIN (LOSS)	4,199	27,626	(4,521)	27,851	(22,526)	31,904	—	(31,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,440	$32,679	$123	$35,301	$10,944	$36,461	$4,144	($918)

Foreign taxes withheld on dividends	$82	$7	$514	$—	$—	$—	$—	$—

(1) Realized gain on security transactions for the Emerging Markets Portfolio are net of foreign capital gains tax withheld of $83.

(2) Change in net unrealized appreciation (depreciation) on securities for the Emerging Markets Portfolio are net of decrease in deferred foreign capital gains tax of $2,213.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,388	$1,863	$2,008	$21,294	$5,350	$12,808	$378
Interest	58	12	24	684	218	56	25
Securities lending	6	13	57	158	28	19	22

Total Investment Income	2,452	1,888	2,089	22,136	5,596	12,883	425

EXPENSES
Advisory fees	939	1,318	1,145	8,907	2,341	2,858	818
Custodian fees and expenses	7	17	17	24	13	7	18
Portfolio accounting fees	18	35	26	172	44	45	17
Printing expenses	8	15	11	89	21	22	8
Postage and mailing expenses	5	11	7	54	13	13	5
Distribution expenses	24	64	156	135	30	—	—
Legal fees	3	6	5	29	7	7	3
Trustees’ fees and expenses	8	17	12	80	18	21	7
Interest expense	2	5	7	3	1	1	1
Recoupment of adviser’s reimbursement	42	—	—	—	—	—	5
Other	8	11	8	58	15	13	6

Total Expenses	1,064	1,499	1,394	9,551	2,503	2,987	888
Custodian Credits	—	—	—	(1)	—	—	—
Recaptured Distribution Expenses	(24)	(64)	(156)	(135)	(30)	—	—

Net Expenses	1,040	1,435	1,238	9,415	2,473	2,987	888

NET INVESTMENT INCOME (LOSS)	1,412	453	851	12,721	3,123	9,896	(463)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap and forward transactions	7,048	2,643	22,828	46,014	7,175	2,227	7,927
Futures contracts and written option transactions	—	—	(1,568)	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—

Net Realized Gain	7,048	2,643	21,260	46,014	7,175	2,227	7,927

Change in net unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards	(3,280)	3,978	(9,709)	5,532	11,147	24,413	6,496
Futures contracts and written options	—	—	145	—	—	—	—
Foreign currencies	—	—	—	—	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	(3,280)	3,978	(9,564)	5,532	11,147	24,413	6,496

NET GAIN	3,768	6,621	11,696	51,546	18,322	26,640	14,423

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,180	$7,074	$12,547	$64,267	$21,445	$36,536	$13,960

Foreign taxes withheld on dividends	$3	$1	$1	$111	$85	$21	$1

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

								Period/
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003
	Blue Chip Portfolio		Aggressive Growth Portfolio		Diversified Research Portfolio		Short Duration Bond Portfolio(2)
OPERATIONS
Net investment income (loss)	$1,342	$2,156	($240)	($421)	$642	$1,069	$10,757	$12,540
Net realized gain (loss)	17,399	(32,902)	7,975	1,343	(240)	(16,177)	(1,806)	(4,640)
Change in net unrealized appreciation (depreciation)	(5,635)	211,731	(3,961)	12,994	19,041	96,180	(8,229)	(742)

Net Increase in Net Assets Resulting from Operations	13,106	180,985	3,774	13,916	19,443	81,072	722	7,158

Net Equalization Credits	1,719	1,619	—	—	529	620	1,002	1,665

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	(2,242)	—	—	—	(1,185)	(13,050)	(12,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	474,812	439,260	12,665	25,243	150,037	121,565	350,667	888,948
Proceeds from portfolio acquired (3)	—	—	—	—	—	12,329	—	—
Dividend reinvestments	—	2,234	—	—	—	1,180	13,015	11,504
Cost of shares repurchased	(15,644)	(97,848)	(9,632)	(15,179)	(34,028)	(28,148)	(81,419)	(5,069)

Net Increase in Net Assets from Capital Share Transactions	459,168	343,646	3,033	10,064	116,009	106,926	282,263	895,383

NET INCREASE IN NET ASSETS	473,993	524,008	6,807	23,980	135,981	187,433	270,937	891,899

NET ASSETS
Beginning of Period/Year	1,106,881	582,873	69,306	45,326	400,630	213,197	891,899	—

End of Period/Year	$1,580,874	$1,106,881	$76,113	$69,306	$536,611	$400,630	$1,162,836	$891,899

Undistributed Net Investment Income (Loss) at End of Period/Year	$1,390	$48	($248)	($8)	$647	$5	($2,060)	$233

	I-Net Tollkeeper Portfolio		Financial Services Portfolio		Health Sciences Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	($368)	($581)	$362	$607	($127)	($275)	($529)	($658)
Net realized gain (loss)	2,452	(6,572)	3,413	1,828	10,898	6,256	10,895	(2,347)
Change in net unrealized appreciation (depreciation)	(1,909)	26,083	(2,296)	18,261	(6,149)	17,483	(11,618)	29,746

Net Increase (Decrease) in Net Assets Resulting from Operations	175	18,930	1,479	20,696	4,622	23,464	(1,252)	26,741

Net Equalization Credits (Debits)	—	—	(6)	118	—	1	—	—

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	—	—	(634)	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,135	44,564	14,435	33,496	34,443	46,579	29,903	93,916
Proceeds from portfolio acquired (3)	—	—	—	—	—	—	—	23,498
Dividend reinvestments	—	—	—	631	—	—	—	—
Cost of shares repurchased	(22,335)	(35,016)	(14,761)	(20,459)	(15,887)	(24,255)	(53,253)	(61,360)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,200)	9,548	(326)	13,668	18,556	22,324	(23,350)	56,054

NET INCREASE (DECREASE) IN NET ASSETS	(7,025)	28,478	1,147	33,848	23,178	45,789	(24,602)	82,795

NET ASSETS
Beginning of Period/Year	71,047	42,569	100,145	66,297	122,741	76,952	124,044	41,249

End of Period/Year	$64,022	$71,047	$101,292	$100,145	$145,919	$122,741	$99,442	$124,044

Undistributed Net Investment Income (Loss) at End of Period/Year	($360)	$8	$476	$114	($135)	($8)	($537)	($8)

(1) Unaudited; (2) Operations commenced on May 1, 2003; (3) See Note 11 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003
	Focused 30 Portfolio		Growth LT Portfolio		Mid-Cap Value Portfolio		International Value Portfolio
OPERATIONS
Net investment income (loss)	$137	($232)	($916)	($1,979)	$2,676	$4,807	$23,620	$21,121
Net realized gain (loss)	5,640	3,722	60,188	(47,013)	125,090	38,668	1,995	(35,255)
Change in net unrealized appreciation (depreciation)	(414)	14,829	(10,784)	496,100	5,268	185,516	(3,029)	343,976

Net Increase in Net Assets Resulting from Operations	5,363	18,319	48,488	447,108	133,034	228,991	22,586	329,842

Net Equalization Credits (Debits)	1	2	—	(53)	694	1,550	2,592	12,147

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	—	—	—	—	(5,249)	—	(22,494)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	19,464	34,398	145,224	281,461	253,084	288,925	423,651	1,421,290
Dividend reinvestments	—	—	—	—	—	5,223	—	21,796
Cost of shares repurchased	(17,605)	(16,757)	(213,765)	(419,562)	(116,128)	(96,467)	(318,903)	(1,165,207)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,859	17,641	(68,541)	(138,101)	136,956	197,681	104,748	277,879

NET INCREASE (DECREASE) IN NET ASSETS	7,223	35,962	(20,053)	308,954	270,684	422,973	129,926	597,374

NET ASSETS
Beginning of Period/Year	74,054	38,092	1,748,854	1,439,900	1,141,905	718,932	1,593,347	995,973

End of Period/Year	$81,277	$74,054	$1,728,801	$1,748,854	$1,412,589	$1,141,905	$1,723,273	$1,593,347

Undistributed Net Investment (Loss) Income at End of Period/Year	$144	$7	($916)	$—	$2,741	$65	$27,327	$3,707

	Capital Opportunities Portfolio		International Large-Cap Portfolio		Equity Index Portfolio		Small-Cap Index Portfolio
OPERATIONS
Net investment income	$389	$874	$11,035	$5,244	$11,044	$22,056	$2,375	$3,357
Net realized gain	17,883	3,972	21,109	31,375	6,628	11,674	38,340	8,213
Change in net unrealized appreciation (depreciation)	(9,598)	39,794	24,332	182,849	35,837	336,392	4,429	152,764

Net Increase in Net Assets Resulting from Operations	8,674	44,640	56,476	219,468	53,509	370,122	45,144	164,334

Net Equalization Credits (Debits)	171	472	2,125	4,130	(98)	(1,663)	5,479	2,278

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	(870)	—	(9,447)	—	(22,219)	—	(3,158)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	65,984	85,582	310,010	738,732	136,421	283,541	179,746	263,643
Proceeds from portfolios acquired (2)	—	—	—	49,067	—	—	539,910	—
Dividend reinvestments	—	865	—	9,353	—	22,161	—	3,130
Cost of shares repurchased	(32,792)	(19,830)	(67,149)	(404,046)	(156,298)	(470,924)	(172,660)	(86,026)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	33,192	66,617	242,861	393,106	(19,877)	(165,222)	546,996	180,747

NET INCREASE IN NET ASSETS	42,037	110,859	301,462	607,257	33,534	181,018	597,619	344,201

NET ASSETS
Beginning of Period/Year	256,842	145,983	1,098,950	491,693	1,641,092	1,460,074	645,568	301,367

End of Period/Year	$298,879	$256,842	$1,400,412	$1,098,950	$1,674,626	$1,641,092	$1,243,187	$645,568

Undistributed Net Investment Income at End of Period/Year	$484	$95	$12,130	$1,095	$11,129	$85	$2,834	$459

(1) Unaudited; (2) See Note 11 to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

				Year/
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003
	Multi-Strategy Portfolio		Main Street Core Portfolio (2)		Emerging Markets Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income (3)	$4,241	$8,481	$5,053	$9,724	$4,644	$3,312	$7,450	$12,933
Net realized gain (loss) (3)	18,573	4,530	77,976	(20,891)	22,880	9,644	52,651	114,187
Change in net unrealized appreciation (depreciation)	(14,374)	107,551	(50,350)	243,715	(27,401)	102,240	(24,800)	(10,614)

Net Increase in Net Assets Resulting from Operations	8,440	120,562	32,679	232,548	123	115,196	35,301	116,506

Net Equalization Credits (Debits)	(186)	(604)	482	1,741	2,734	1,204	2,948	5,161

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	(8,991)	—	(10,351)	—	(2,527)	—	(98,521)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	28,025	53,066	126,615	310,887	180,601	162,785	393,860	519,964
Dividend reinvestments	—	8,926	—	10,310	—	2,495	—	97,139
Cost of shares repurchased	(45,244)	(104,320)	(42,879)	(117,464)	(35,148)	(107,730)	(42,405)	(296,567)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,219)	(42,328)	83,736	203,733	145,453	57,550	351,455	320,536

NET INCREASE (DECREASE) IN NET ASSETS	(8,965)	68,639	116,897	427,671	148,310	171,423	389,704	343,682

NET ASSETS
Beginning of Period/Year	622,688	554,049	1,172,300	744,629	320,113	148,690	1,644,339	1,300,657

End of Period/Year	$613,723	$622,688	$1,289,197	$1,172,300	$468,423	$320,113	$2,034,043	$1,644,339

Undistributed Net Investment (Loss) Income at End of Period/Year	$4,660	$419	$5,253	$200	$5,531	$887	($7,403)	$406

	Managed Bond Portfolio		Small-Cap Value Portfolio (4)		Money Market Portfolio		High Yield Bond Portfolio
OPERATIONS
Net investment income	$33,470	$104,141	$4,557	$2,570	$4,144	$12,072	$31,016	$52,719
Net realized gain	32,188	18,602	11,015	10,080	—	—	7,193	2,027
Change in net unrealized appreciation (depreciation)	(54,714)	38,687	20,889	38,163	—	—	(39,127)	73,533

Net Increase (Decrease) in Net Assets Resulting from Operations	10,944	161,430	36,461	50,813	4,144	12,072	(918)	128,279

Net Equalization Credits (Debits)	5,124	2,556	481	846	872	(6,794)	(3,340)	8,788

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	(34,854)	(243,140)	—	(2,381)	(4,130)	(12,116)	(30,660)	(52,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	280,221	463,017	130,989	268,758	1,052,799	2,329,511	189,061	707,981
Dividend reinvestments	33,813	236,298	—	2,373	4,084	11,981	29,900	51,445
Cost of shares repurchased	(148,152)	(629,814)	(48,435)	(1,691)	(982,032)	(2,923,178)	(327,151)	(442,414)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	165,882	69,501	82,554	269,440	74,851	(581,686)	(108,190)	317,012

NET INCREASE (DECREASE) IN NET ASSETS	147,096	(9,653)	119,496	318,718	75,737	(588,524)	(143,108)	401,292
NET ASSETS

Beginning of Period/Year	2,619,647	2,629,300	318,718	—	1,161,021	1,749,545	925,494	524,202

End of Period/Year	$2,766,743	$2,619,647	$438,214	$318,718	$1,236,758	$1,161,021	$782,386	$925,494

Undistributed Net Investment Income (Loss) at End of Period/Year	($1,003)	$381	$4,746	$189	($5)	($19)	$537	$181

(1)	Unaudited; (2) Formerly named Large-Cap Core Portfolio; (3) Prior year net investment income and net realized gain on investments for the Inflation Managed Portfolio have been reclassified to conform with current year classification, see Note 2.B to Financial Statements; (4) Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003
	Equity Income Portfolio		Equity Portfolio		Aggressive Equity Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income	$1,412	$2,175	$453	$1,329	$851	$1,192	$12,721	$17,649
Net realized gain (loss)	7,048	(4,715)	2,643	(36,143)	21,260	(8,458)	46,014	(25,433)
Change in net unrealized appreciation (depreciation)	(3,280)	37,972	3,978	121,966	(9,564)	81,345	5,532	381,567

Net Increase in Net Assets Resulting from Operations	5,180	35,432	7,074	87,152	12,547	74,079	64,267	373,783

Net Equalization Credits (Debits)	263	491	(17)	(78)	(48)	2	5,584	8,263

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	(2,074)	—	(1,451)	—	(1,336)	—	(18,633)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	35,890	67,671	28,522	70,948	35,704	100,452	468,094	546,249
Dividend reinvestments	—	2,060	—	1,450	—	1,325	—	18,434
Cost of shares repurchased	(10,989)	(30,069)	(62,302)	(125,803)	(105,578)	(106,495)	(26,343)	(92,141)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	24,901	39,662	(33,780)	(53,405)	(69,874)	(4,718)	441,751	472,542

NET INCREASE (DECREASE) IN NET ASSETS	30,344	73,511	(26,723)	32,218	(57,375)	68,027	511,602	835,955

NET ASSETS
Beginning of Period/Year	185,703	112,192	424,708	392,490	303,500	235,473	1,839,283	1,003,328

End of Period/Year	$216,047	$185,703	$397,985	$424,708	$246,125	$303,500	$2,350,885	$1,839,283

Undistributed Net Investment Income at End of Period/Year	$1,513	$101	$488	$35	$944	$93	$12,768	$47

	Comstock Portfolio (2)		Real Estate Portfolio		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$3,123	$2,693	$9,896	$14,746	($463)	($673)
Net realized gain	7,175	3,664	2,227	1,787	7,927	18,269
Change in net unrealized appreciation	11,147	66,071	24,413	102,732	6,496	15,065

Net Increase in Net Assets Resulting from Operations	21,445	72,428	36,536	119,265	13,960	32,661

Net Equalization Credits	899	1,664	1,594	4,751	1	53

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Distributions to Shareholders	—	(2,502)	—	(19,831)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	126,234	285,997	66,978	105,550	33,335	86,159
Dividend reinvestments	—	2,489	—	18,863	—	—
Cost of shares repurchased	(7,343)	(12,640)	(34,118)	(44,018)	(17,009)	(43,561)

Net Increase in Net Assets from Capital Share Transactions	118,891	275,846	32,860	80,395	16,326	42,598

NET INCREASE IN NET ASSETS	141,235	347,436	70,990	184,580	30,287	75,312

NET ASSETS
Beginning of Period/Year	422,539	75,103	484,315	299,735	167,630	92,318

End of Period/Year	$563,774	$422,539	$555,305	$484,315	$197,917	$167,630

Undistributed Net Investment Income (Loss) at End of Period/Year	$3,336	$213	$18,097	$8,201	($471)	($8)

(1) Unaudited; (2) Formerly named Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,	Net	and	Total	from	Distributions	Tax
	Beginning	Investment	Unrealized	from	Net	from	Basis
For the Period	of Period/	Income	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	(Loss)	on Investments	Operations	Income	Gains	of Capital	Distributions

Blue Chip
01/01/2004 - 06/30/2004 (Unaudited)	$7.53	$0.01	$0.05	$0.06	$—	$—	$—	$—
2003	6.02	0.02	1.51	1.53	(0.02)	—	—	(0.02)
2002	8.14	0.01	(2.12)	(2.11)	(0.01)	—	—	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.86)	(1.85)	(0.01)	—	—	(0.01)

Aggressive Growth
01/01/2004 - 06/30/2004 (Unaudited)	$7.89	($0.02)	$0.47	$0.45	$—	$—	$—	$—
2003	6.23	(0.05)	1.71	1.66	—	—	—	—
2002	8.02	(0.04)	(1.75)	(1.79)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.03)	(1.95)	(1.98)	—	—	—	—

Diversified Research
01/01/2004 - 06/30/2004 (Unaudited)	$10.65	$0.01	$0.44	$0.45	$—	$—	$—	$—
2003	8.06	0.03	2.59	2.62	(0.03)	—	—	(0.03)
2002	10.66	0.03	(2.61)	(2.58)	(0.02)	—	—	(0.02)
2001	10.99	0.02	(0.33)	(0.31)	(0.02)	—	—	(0.02)
01/03/2000 - 12/31/2000	10.00	0.03	0.99	1.02	(0.03)	—	—	(0.03)

Short Duration Bond
01/01/2004 - 06/30/2004 (Unaudited)	$9.93	$0.10	($0.08)	$0.02	($0.12)	$—	$—	($0.12)
05/01/2003 - 12/31/2003	10.00	0.17	(0.07)	0.10	(0.17)	—	—	(0.17)

I-Net Tollkeeper
01/01/2004 - 06/30/2004 (Unaudited)	$3.94	($0.03)	$0.07	$0.04	$—	$—	$—	$—
2003	2.75	(0.03)	1.22	1.19	—	—	—	—
2002	4.48	0.08	(1.81)	(1.73)	—	—	—	—
2001	6.78	(0.08)	(2.22)	(2.30)	—	—	—	—
05/01/2000 - 12/31/2000	10.00	(0.04)	(3.18)	(3.22)	—	—	—	—

Financial Services
01/01/2004 - 06/30/2004 (Unaudited)	$10.10	$0.04	$0.12	$0.16	$—	$—	$—	$—
2003	7.88	0.06	2.23	2.29	(0.07)	—	—	(0.07)
2002	9.25	0.04	(1.39)	(1.35)	(0.02)	—	—	(0.02)
01/02/2001 - 12/31/2001	10.00	0.02	(0.75)	(0.73)	(0.02)	—	—	(0.02)

Health Sciences
01/01/2004 - 06/30/2004 (Unaudited)	$9.05	($0.01)	$0.37	$0.36	$—	$—	$—	$—
2003	7.08	(0.02)	1.99	1.97	—	—	—	—
2002	9.23	(0.02)	(2.13)	(2.15)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(0.75)	(0.77)	—	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income (Loss)	Income (Loss)
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Blue Chip
01/01/2004 - 06/30/2004 (Unaudited)	$7.59	0.78%	$1,580,874	1.00%	1.02%	0.21%	0.19%	18.76%
2003	7.53	25.36%	1,106,881	0.99%	1.01%	0.28%	0.26%	29.95%
2002	6.02	(25.94%)	582,873	1.00%	1.01%	0.16%	0.14%	36.04%
01/02/2001 - 12/31/2001	8.14	(18.57%)	531,021	1.00%	1.04%	0.11%	0.07%	23.71%

Aggressive Growth
01/01/2004 - 06/30/2004 (Unaudited)	$8.34	5.62%	$76,113	1.10%	1.15%	(0.65%)	(0.70%)	74.66%
2003	7.89	26.66%	69,306	1.10%	1.16%	(0.76%)	(0.82%)	91.15%
2002	6.23	(22.32%)	45,326	1.10%	1.13%	(0.77%)	(0.80%)	121.51%
01/02/2001 - 12/31/2001	8.02	(19.78%)	89,520	1.10%	1.24%	(0.65%)	(0.79%)	83.91%

Diversified Research
01/01/2004 - 06/30/2004 (Unaudited)	$11.10	4.19%	$536,611	0.95%	0.96%	0.28%	0.27%	10.73%
2003	10.65	32.63%	400,630	0.96%	0.99%	0.38%	0.38%	23.56%
2002	8.06	(24.19%)	213,197	0.95%	0.97%	0.32%	0.30%	35.32%
2001	10.66	(2.74%)	242,648	0.94%	0.96%	0.28%	0.26%	34.80%
01/03/2000 - 12/31/2000	10.99	10.21%	144,898	0.98%	0.99%	0.51%	0.50%	23.71%

Short Duration Bond
01/01/2004 - 06/30/2004 (Unaudited)	$9.83	0.23%	$1,162,836	0.65%	0.65%	2.04%	2.04%	125.65%
05/01/2003 - 12/31/2003	9.93	0.96%	891,899	0.66%	0.66%	2.74%	2.74%	227.50%

I-Net Tollkeeper
01/01/2004 - 06/30/2004 (Unaudited)	$3.98	0.84%	$64,022	1.32%	1.37%	(1.09%)	(1.14%)	31.10%
2003	3.94	43.22%	71,047	1.31%	1.31%	(1.09%)	(1.09%)	47.46%
2002	2.75	(38.62%)	42,569	1.43%	1.44%	(1.32%)	(1.32%)	53.36%
2001	4.48	(33.89%)	74,294	1.57%	1.57%	(1.35%)	(1.35%)	46.78%
05/01/2000 - 12/31/2000	6.78	(32.17%)	115,554	1.60%	1.63%	(1.03%)	(1.06%)	47.56%

Financial Services
01/01/2004 - 06/30/2004 (Unaudited)	$10.26	1.62%	$101,292	1.17%	1.19%	0.70%	0.69%	28.75%
2003	10.10	29.00%	100,145	1.18%	1.21%	0.78%	0.74%	68.28%
2002	7.88	(14.59%)	66,297	1.20%	1.25%	0.48%	0.44%	86.15%
01/02/2001 - 12/31/2001	9.25	(7.28%)	61,968	1.20%	1.34%	0.43%	0.29%	82.16%

Health Sciences
01/01/2004 - 06/30/2004 (Unaudited)	$9.41	3.97%	$145,919	1.16%	1.19%	(0.19%)	(0.22%)	70.70%
2003	9.05	27.82%	122,741	1.16%	1.19%	(0.29%)	(0.32%)	114.39%
2002	7.08	(23.30%)	76,952	1.16%	1.21%	(0.51%)	(0.55%)	139.61%
01/02/2001 - 12/31/2001	9.23	(7.69%)	86,911	1.20%	1.24%	(0.42%)	(0.46%)	94.37%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,	Net	and	Total	from	Distributions	Tax
	Beginning	Investment	Unrealized	from	Net	from	Basis
For the Period	of Period/	Income	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	(Loss)	on Investments	Operations	Income	Gains	of Capital	Distributions

Technology
01/01/2004 - 06/30/2004 (Unaudited)	$4.52	($0.03)	$0.01	($0.02)	$—	$—	$—	$—
2003	3.17	(0.02)	1.37	1.35	—	—	—	—
2002	5.91	(0.01)	(2.73)	(2.74)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.02)	(4.07)	(4.09)	—	—	—	—

Focused 30
01/01/2004 - 06/30/2004 (Unaudited)	$7.14	$0.01	$0.53	$0.54	$—	$—	$—	$—
2003	5.02	(0.02)	2.14	2.12	—	—	—	—
2002	7.12	(0.01)	(2.08)	(2.09)	(0.01)	—	—	(0.01)
2001	8.22	0.01	(1.11)	(1.10)	—	—	—	—
10/02/2000 - 12/31/2000	10.00	0.04	(1.78)	(1.74)	(0.04)	—	—	(0.04)

Growth LT
01/01/2004 - 06/30/2004 (Unaudited)	$17.52	($0.04)	$0.55	$0.51	$—	$—	$—	$—
2003	13.08	(0.09)	4.53	4.44	—	—	—	—
2002	18.59	(0.04)	(5.32)	(5.36)	(0.15)	—	—	(0.15)
2001	31.30	0.19	(8.71)	(8.52)	(0.26)	(3.93)	—	(4.19)
2000	47.67	0.33	(9.43)	(9.10)	(0.22)	(7.05)	—	(7.27)
1999	26.20	0.15	23.95	24.10	—	(2.63)	—	(2.63)

Mid-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$14.63	$0.03	$1.62	$1.65	$—	$—	$—	$—
2003	11.39	0.06	3.25	3.31	(0.07)	—	—	(0.07)
2002	14.16	0.06	(1.98)	(1.92)	(0.05)	(0.80)	—	(0.85)
2001	12.90	0.10	1.60	1.70	(0.10)	(0.34)	—	(0.44)
2000	10.50	0.05	2.54	2.59	(0.05)	(0.14)	—	(0.19)
01/04/1999 - 12/31/1999	10.00	0.02	0.50	0.52	(0.02)	—	—	(0.02)

International Value
01/01/2004 - 06/30/2004 (Unaudited)	$12.92	$0.18	$0.04	$0.22	$—	$—	$—	$—
2003	10.27	0.16	2.68	2.84	(0.19)	—	—	(0.19)
2002	12.06	0.19	(1.87)	(1.68)	(0.11)	—	—	(0.11)
2001	15.85	0.08	(3.50)	(3.42)	(0.14)	(0.22)	(0.01)	(0.37)
2000	18.49	0.09	(2.19)	(2.10)	(0.02)	(0.52)	—	(0.54)
1999	15.80	0.06	3.37	3.43	(0.12)	(0.62)	—	(0.74)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income (Loss)	Income (Loss)
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Technology
01/01/2004 - 06/30/2004 (Unaudited)	$4.50	(0.34%)	$99,442	1.20%	1.25%	(0.94%)	(0.99%)	80.30%
2003	4.52	42.58%	124,044	1.26%	1.29%	(1.01%)	(1.04%)	144.41%
2002	3.17	(46.34%)	41,249	1.20%	1.20%	(0.95%)	(0.95%)	106.38%
01/02/2001 - 12/31/2001	5.91	(40.94%)	52,160	1.20%	1.31%	(0.71%)	(0.82%)	69.22%

Focused 30
01/01/2004 - 06/30/2004 (Unaudited)	$7.68	7.53%	$81,277	1.05%	1.05%	0.37%	0.37%	43.39%
2003	7.14	42.26%	74,054	1.06%	1.06%	(0.45%)	(0.45%)	65.97%
2002	5.02	(29.41%)	38,092	1.05%	1.05%	(0.26%)	(0.26%)	164.99%
2001	7.12	(13.35%)	58,095	1.05%	1.06%	0.17%	0.17%	213.23%
10/02/2000 - 12/31/2000	8.22	(17.39%)	48,949	1.05%	1.37%	2.15%	1.83%	23.51%

Growth LT
01/01/2004 - 06/30/2004 (Unaudited)	$18.03	2.92%	$1,728,801	0.81%	0.82%	(0.11%)	(0.12%)	30.43%
2003	17.52	33.98%	1,748,854	0.80%	0.82%	(0.13%)	(0.15%)	48.90%
2002	13.08	(28.97%)	1,439,900	0.79%	0.87%	0.09%	0.01%	113.39%
2001	18.59	(29.55%)	2,280,990	0.79%	0.82%	0.31%	0.27%	90.93%
2000	31.30	(21.70%)	3,575,195	0.79%	0.80%	0.30%	0.30%	68.37%
1999	47.67	98.08%	3,655,851	0.79%	0.79%	(0.33%)	(0.33%)	111.56%

Mid-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$16.28	11.23%	$1,412,589	0.90%	0.98%	0.41%	0.33%	44.65%
2003	14.63	29.10%	1,141,905	0.89%	0.96%	0.56%	0.50%	87.60%
2002	11.39	(14.46%)	718,932	0.90%	0.97%	0.48%	0.41%	115.94%
2001	14.16	13.30%	826,958	0.89%	1.00%	0.83%	0.72%	148.32%
2000	12.90	24.91%	406,528	0.88%	0.98%	0.57%	0.47%	136.97%
01/04/1999 - 12/31/1999	10.50	5.22%	107,434	0.97%	0.97%	0.44%	0.44%	84.14%

International Value
01/01/2004 - 06/30/2004 (Unaudited)	$13.14	1.69%	$1,723,273	0.94%	0.95%	2.77%	2.76%	8.07%
2003	12.92	27.71%	1,593,347	0.93%	0.95%	1.79%	1.77%	12.76%
2002	10.27	(13.91%)	995,973	0.93%	0.93%	1.50%	1.50%	14.67%
2001	12.06	(21.87%)	1,131,999	0.93%	0.93%	1.06%	1.06%	91.89%
2000	15.85	(11.40%)	1,635,737	0.96%	0.96%	1.09%	1.09%	63.27%
1999	18.49	22.82%	1,683,446	1.01%	1.01%	1.12%	1.12%	55.56%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,		and	Total	from	Distributions	Tax
	Beginning	Net	Unrealized	from	Net	from	Basis
For the Period	of Period/	Investment	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	Income	on Investments	Operations	Income	Gains	of Capital	Distributions

Capital Opportunities
01/01/2004 - 06/30/2004 (Unaudited)	$7.81	$0.01	$0.27	$0.28	$—	$—	$—	$—
2003	6.17	0.03	1.64	1.67	(0.03)	—	—	(0.03)
2002	8.44	0.02	(2.28)	(2.26)	(0.01)	—	—	(0.01)
01/02/2001 - 12/31/2001	10.00	0.01	(1.56)	(1.55)	(0.01)	—	—	(0.01)

International Large-Cap
01/01/2004 - 06/30/2004 (Unaudited)	$6.69	$0.05	$0.28	$0.33	$—	$—	$—	$—
2003	5.19	0.03	1.54	1.57	(0.07)	—	—	(0.07)
2002	6.36	0.07	(1.18)	(1.11)	(0.06)	—	—	(0.06)
2001	7.84	0.05	(1.48)	(1.43)	(0.05)	—	—	(0.05)
01/03/2000 - 12/31/2000	10.00	0.06	(2.21)	(2.15)	(0.01)	—	—	(0.01)

Equity Index
01/01/2004 - 06/30/2004 (Unaudited)	$26.46	$0.18	$0.69	$0.87	$—	$—	$—	$—
2003	20.91	0.36	5.55	5.91	(0.36)	—	—	(0.36)
2002	29.54	0.32	(6.56)	(6.24)	(0.32)	(2.07)	—	(2.39)
2001	34.12	0.33	(4.46)	(4.13)	(0.33)	(0.12)	—	(0.45)
2000	38.41	0.35	(3.88)	(3.53)	(0.35)	(0.41)	—	(0.76)
1999	32.33	0.39	6.24	6.63	(0.39)	(0.16)	—	(0.55)

Small-Cap Index
01/01/2004 - 06/30/2004 (Unaudited)	$11.75	$0.02	$0.75	$0.77	$—	$—	$—	$—
2003	8.06	0.06	3.69	3.75	(0.06)	—	—	(0.06)
2002	10.30	0.07	(2.24)	(2.17)	(0.07)	—	—	(0.07)
2001	11.13	0.10	0.08	0.18	(0.09)	(0.92)	—	(1.01)
2000	11.74	0.13	(0.55)	(0.42)	(0.13)	(0.06)	—	(0.19)
01/04/1999 - 12/31/1999	10.00	0.06	1.87	1.93	(0.06)	(0.13)	—	(0.19)

Multi-Strategy
01/01/2004 - 06/30/2004 (Unaudited)	$15.16	$0.11	$0.10	$0.21	$—	$—	$—	$—
2003	12.48	0.21	2.69	2.90	(0.22)	—	—	(0.22)
2002	14.82	0.28	(2.20)	(1.92)	(0.28)	(0.14)	—	(0.42)
2001	15.40	0.38	(0.56)	(0.18)	(0.37)	(0.03)	—	(0.40)
2000	16.98	0.44	(0.33)	0.11	(0.43)	(1.26)	—	(1.69)
1999	17.32	0.44	0.74	1.18	(0.43)	(1.09)	—	(1.52)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income	Income
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Capital Opportunities
01/01/2004 - 06/30/2004 (Unaudited)	$8.09	3.64%	$298,879	0.87%	0.91%	0.27%	0.24%	44.35%
2003	7.81	27.13%	256,842	0.87%	0.93%	0.49%	0.43%	66.44%
2002	6.17	(26.78%)	145,983	0.87%	0.93%	0.27%	0.21%	103.67%
01/02/2001 - 12/31/2001	8.44	(15.54%)	154,091	0.91%	0.94%	0.19%	0.16%	98.40%

International Large-Cap
01/01/2004 - 06/30/2004 (Unaudited)	$7.02	4.81%	$1,400,412	1.16%	1.16%	1.75%	1.75%	26.83%
2003	6.69	30.52%	1,098,950	1.15%	1.16%	0.73%	0.71%	131.03%
2002	5.19	(17.63%)	491,693	1.15%	1.15%	0.59%	0.59%	28.96%
2001	6.36	(18.29%)	504,787	1.14%	1.14%	0.44%	0.44%	25.64%
01/03/2000 - 12/31/2000	7.84	(21.51%)	362,768	1.17%	1.17%	0.41%	0.41%	21.25%

Equity Index
01/01/2004 - 06/30/2004 (Unaudited)	$27.33	3.31%	$1,674,626	0.30%	0.30%	1.34%	1.34%	2.69%
2003	26.46	28.29%	1,641,092	0.30%	0.30%	1.49%	1.49%	1.00%
2002	20.91	(22.34%)	1,460,074	0.29%	0.29%	1.31%	1.31%	10.07%
2001	29.54	(12.15%)	2,009,221	0.29%	0.29%	1.06%	1.06%	4.58%
2000	34.12	(9.29%)	2,585,065	0.29%	0.29%	0.96%	0.96%	4.13%
1999	38.41	20.59%	2,423,611	0.20%	0.21%	1.14%	1.13%	4.16%

Small-Cap Index
01/01/2004 - 06/30/2004 (Unaudited)	$12.52	6.57%	$1,243,187	0.55%	0.55%	0.57%	0.57%	28.19%
2003	11.75	46.53%	645,568	0.55%	0.56%	0.80%	0.80%	19.09%
2002	8.06	(21.19%)	301,367	0.56%	0.56%	0.91%	0.91%	49.51%
2001	10.30	1.74%	219,725	0.57%	0.57%	1.05%	1.05%	51.78%
2000	11.13	(3.61%)	182,355	0.60%	0.62%	1.18%	1.16%	67.45%
01/04/1999 - 12/31/1999	11.74	19.36%	115,052	0.75%	0.94%	0.99%	0.80%	52.06%

Multi-Strategy
01/01/2004 - 06/30/2004 (Unaudited)	$15.37	1.39%	$613,723	0.70%	0.71%	1.37%	1.36%	136.28%
2003	15.16	23.28%	622,688	0.71%	0.71%	1.50%	1.49%	261.98%
2002	12.48	(13.06%)	554,049	0.70%	0.70%	2.00%	1.99%	336.62%
2001	14.82	(1.15%)	760,507	0.69%	0.70%	2.55%	2.54%	220.34%
2000	15.40	0.75%	762,502	0.69%	0.70%	2.68%	2.67%	237.43%
1999	16.98	7.04%	739,506	0.70%	0.70%	2.57%	2.56%	196.97%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,	Net	and	Total	from	Distributions	Tax
	Beginning	Investment	Unrealized	from	Net	from	Basis
For the Period	of Period/	Income	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	(Loss)	on Investments	Operations	Income	Gains	of Capital	Distributions

Main Street Core (4)
01/01/2004 - 06/30/2004 (Unaudited)	$18.74	$0.08	$0.41	$0.49	$—	$—	$—	$—
2003	14.89	0.16	3.86	4.02	(0.17)	—	—	(0.17)
2002	20.98	0.14	(6.10)	(5.96)	(0.13)	—	—	(0.13)
2001	23.46	0.16	(2.23)	(2.07)	(0.15)	(0.26)	—	(0.41)
2000	27.75	0.22	(1.98)	(1.76)	(0.22)	(2.31)	—	(2.53)
1999	26.89	0.24	3.20	3.44	(0.24)	(2.34)	—	(2.58)

Emerging Markets
01/01/2004 - 06/30/2004 (Unaudited)	$9.91	$0.09	($0.15)	($0.06)	$—	$—	$—	$—
2003	5.93	0.10	3.96	4.06	(0.08)	—	—	(0.08)
2002	6.14	0.03	(0.21)	(0.18)	(0.03)	—	—	(0.03)
2001	6.73	0.04	(0.62)	(0.58)	(0.01)	—	—	(0.01)
2000	10.48	(0.03)	(3.71)	(3.74)	(0.01)	—	—	(0.01)
1999	6.85	0.03	3.63	3.66	(0.03)	—	—	(0.03)

Inflation Managed (5)
01/01/2004 - 06/30/2004 (Unaudited)	$12.22	$0.04	$0.21	$0.25	$—	$—	$—	$—
2003 (6)	12.06	0.06	0.89	0.95	(0.01)	(0.78)	—	(0.79)
2002 (6)	10.73	0.15	1.48	1.63	(0.12)	(0.18)	—	(0.30)
2001 (6)	10.68	0.44	0.01	0.45	(0.40)	—	—	(0.40)
2000	10.10	0.59	0.57	1.16	(0.58)	—	—	(0.58)
1999	10.98	0.52	(0.74)	(0.22)	(0.52)	(0.14)	—	(0.66)

Managed Bond
01/01/2004 - 06/30/2004 (Unaudited)	$11.16	$0.13	($0.07)	$0.06	($0.14)	$—	$—	($0.14)
2003	11.59	0.49	0.20	0.69	(0.50)	(0.62)	—	(1.12)
2002	11.03	0.54	0.63	1.17	(0.52)	(0.09)	—	(0.61)
2001	10.82	0.55	0.23	0.78	(0.57)	—	—	(0.57)
2000	10.33	0.68	0.47	1.15	(0.66)	—	—	(0.66)
1999	11.38	0.59	(0.79)	(0.20)	(0.59)	(0.26)	—	(0.85)

Small-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$12.60	$0.14	$1.16	$1.30	$—	$—	$—	$—
05/01/2003 - 12/31/2003	10.00	0.11	2.59	2.70	(0.10)	—	—	(0.10)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income	Income
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Main Street Core (4)
01/01/2004 - 06/30/2004 (Unaudited)	$19.23	2.64%	$1,289,197	0.71%	0.71%	0.83%	0.83%	44.09%
2003	18.74	26.96%	1,172,300	0.71%	0.71%	1.05%	1.05%	85.27%
2002	14.89	(28.40%)	744,629	0.69%	0.71%	0.73%	0.72%	71.88%
2001	20.98	(8.87%)	1,300,440	0.69%	0.71%	0.68%	0.66%	40.87%
2000	23.46	(6.71%)	1,940,766	0.69%	0.69%	0.85%	0.84%	45.41%
1999	27.75	13.26%	1,813,224	0.70%	0.70%	0.91%	0.91%	69.34%

Emerging Markets
01/01/2004 - 06/30/2004 (Unaudited)	$9.85	(0.53%)	$468,423	1.21%	1.24%	2.53%	2.50%	15.80%
2003	9.91	68.50%	320,113	1.24%	1.25%	1.71%	1.70%	20.26%
2002	5.93	(3.07%)	148,690	1.33%	1.33%	0.42%	0.42%	136.43%
2001	6.14	(8.68%)	163,150	1.31%	1.32%	0.92%	0.91%	84.53%
2000	6.73	(35.69%)	178,903	1.30%	1.30%	0.01%	0.00%	120.01%
1999	10.48	53.56%	217,030	1.41%	1.42%	0.74%	0.74%	48.52%

Inflation Managed (5)
01/01/2004 - 06/30/2004 (Unaudited)	$12.47	2.04%	$2,034,043	0.64%	0.65%	0.82%	0.81%	553.62%
2003 (6)	12.22	8.24%	1,644,339	0.66%	0.66%	0.85%	0.85%	1,024.08%
2002 (6)	12.06	15.45%	1,300,657	0.64%	0.64%	1.97%	1.97%	621.35%
2001 (6)	10.73	4.27%	620,494	0.66%	0.67%	4.04%	4.03%	873.05%
2000	10.68	11.85%	572,827	0.62%	0.65%	5.79%	5.76%	589.38%
1999	10.10	(1.95%)	428,174	0.66%	0.66%	5.14%	5.13%	370.28%

Managed Bond
01/01/2004 - 06/30/2004 (Unaudited)	$11.08	0.52%	$2,766,743	0.66%	0.66%	2.46%	2.46%	437.83%
2003	11.16	6.24%	2,619,647	0.66%	0.66%	4.02%	4.02%	568.34%
2002	11.59	10.93%	2,629,300	0.65%	0.65%	4.55%	4.55%	379.20%
2001	11.03	7.33%	2,353,055	0.64%	0.65%	5.11%	5.10%	412.87%
2000	10.82	11.53%	1,613,748	0.64%	0.65%	6.44%	6.43%	406.54%
1999	10.33	(1.91%)	1,090,978	0.65%	0.66%	5.64%	5.63%	374.74%

Small-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$13.90	10.29%	$438,214	1.00%	1.04%	2.37%	2.33%	13.89%
05/01/2003 - 12/31/2003	12.60	26.93%	318,718	1.02%	1.06%	1.79%	1.75%	44.21%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,	Net	and	Total	from	Distributions	Tax
	Beginning	Investment	Unrealized	from	Net	from	Basis
For the Period	of Period/	Income	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	(Loss)	on Investments	Operations	Income	Gains	of Capital	Distributions

Money Market
01/01/2004 - 06/30/2004 (Unaudited)	$10.09	$0.03	$—	$0.03	($0.03)	$—	$—	($0.03)
2003	10.09	0.08	—	0.08	(0.08)	—	—	(0.08)
2002	10.09	0.14	—	0.14	(0.14)	—	—	(0.14)
2001	10.09	0.38	—	0.38	(0.38)	—	—	(0.38)
2000	10.08	0.60	0.01	0.61	(0.60)	—	—	(0.60)
1999	10.05	0.46	0.03	0.49	(0.46)	—	—	(0.46)

High Yield Bond
01/01/2004 - 06/30/2004 (Unaudited)	$7.02	$0.26	($0.25)	$0.01	($0.25)	$—	$—	($0.25)
2003	6.28	0.49	0.74	1.23	(0.49)	—	—	(0.49)
2002	7.07	0.57	(0.78)	(0.21)	(0.58)	—	—	(0.58)
2001	7.70	0.73	(0.62)	0.11	(0.74)	—	—	(0.74)
2000	8.81	0.82	(1.13)	(0.31)	(0.80)	—	—	(0.80)
1999	9.34	0.78	(0.53)	0.25	(0.78)	—	—	(0.78)

Equity Income
01/01/2004 - 06/30/2004 (Unaudited)	$10.70	$0.07	$0.20	$0.27	$—	$—	$—	$—
2003	8.57	0.13	2.12	2.25	(0.12)	—	—	(0.12)
01/02/2002 - 12/31/2002	10.00	0.08	(1.43)	(1.35)	(0.08)	—	—	(0.08)

Equity
01/01/2004 - 06/30/2004 (Unaudited)	$17.42	$0.02	$0.26	$0.28	$—	$—	$—	$—
2003	14.06	0.05	3.37	3.42	(0.06)	—	—	(0.06)
2002	19.21	0.07	(5.16)	(5.09)	(0.06)	—	—	(0.06)
2001	26.12	0.01	(5.56)	(5.55)	(0.01)	(1.34)	(0.01)	(1.36)
2000	37.50	(0.01)	(8.94)	(8.95)	—	(2.43)	—	(2.43)
1999	29.27	0.03	10.56	10.59	(0.03)	(2.33)	—	(2.36)

Aggressive Equity
01/01/2004 - 06/30/2004 (Unaudited)	$9.11	$0.03	$0.52	$0.55	$—	$—	$—	$—
2003	6.87	0.04	2.24	2.28	(0.04)	—	—	(0.04)
2002	9.17	0.09	(2.39)	(2.30)	—	—	—	—
2001	11.08	(0.05)	(1.86)	(1.91)	—	—	—	—
2000	14.55	(0.02)	(2.98)	(3.00)	—	(0.47)	—	(0.47)
1999	12.66	(0.01)	3.27	3.26	—	(1.37)	—	(1.37)

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income (Loss)	Income (Loss)
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Money Market
01/01/2004 - 06/30/2004 (Unaudited)	$10.09	0.34%	$1,236,758	0.38%	0.38%	0.69%	0.69%	N/A
2003	10.09	0.79%	1,161,021	0.37%	0.37%	0.80%	0.80%	N/A
2002	10.09	1.41%	1,749,545	0.36%	0.36%	1.40%	1.40%	N/A
2001	10.09	3.86%	1,604,902	0.36%	0.36%	3.70%	3.70%	N/A
2000	10.09	6.18%	1,256,358	0.38%	0.38%	6.01%	6.01%	N/A
1999	10.08	4.94%	1,057,072	0.39%	0.40%	4.87%	4.87%	N/A

High Yield Bond
01/01/2004 - 06/30/2004 (Unaudited)	$6.78	0.14%	$782,386	0.67%	0.67%	7.24%	7.24%	44.80%
2003	7.02	20.29%	925,494	0.65%	0.65%	7.40%	7.40%	92.04%
2002	6.28	(3.00%)	524,202	0.65%	0.65%	8.70%	8.70%	94.99%
2001	7.07	1.35%	484,683	0.63%	0.64%	9.50%	9.74%	114.19%
2000	7.70	(3.72%)	424,967	0.64%	0.65%	10.02%	10.02%	70.45%
1999	8.81	2.90%	448,747	0.65%	0.66%	8.65%	8.65%	52.38%

Equity Income
01/01/2004 - 06/30/2004 (Unaudited)	$10.97	2.59%	$216,047	1.05%	1.08%	1.43%	1.40%	31.30%
2003	10.70	26.24%	185,703	1.05%	1.08%	1.54%	1.51%	66.38%
01/02/2002 - 12/31/2002	8.57	(13.54%)	112,192	1.05%	1.14%	1.45%	1.36%	42.76%

Equity
01/01/2004 - 06/30/2004 (Unaudited)	$17.70	1.62%	$397,985	0.71%	0.74%	0.22%	0.19%	34.60%
2003	17.42	24.33%	424,708	0.71%	0.75%	0.33%	0.29%	61.86%
2002	14.06	(26.51%)	392,490	0.72%	0.75%	0.38%	0.35%	96.16%
2001	19.21	(21.76%)	695,151	0.70%	0.70%	0.06%	0.06%	132.39%
2000	26.12	(25.17%)	1,044,011	0.69%	0.69%	(0.05%)	(0.05%)	62.74%
1999	37.50	38.54%	1,042,678	0.69%	0.69%	0.11%	0.11%	58.72%

Aggressive Equity
01/01/2004 - 06/30/2004 (Unaudited)	$9.66	6.08%	$246,125	0.87%	0.98%	0.59%	0.49%	41.35%
2003	9.11	33.14%	303,500	0.86%	0.98%	0.47%	0.36%	183.00%
2002	6.87	(25.09%)	235,473	0.86%	0.97%	0.09%	(0.03%)	122.32%
2001	9.17	(17.24%)	303,852	0.87%	0.91%	(0.40%)	(0.45%)	209.96%
2000	11.08	(21.06%)	447,461	0.84%	0.86%	(0.28%)	(0.30%)	171.29%
1999	14.55	27.35%	466,360	0.85%	0.85%	(0.12%)	(0.13%)	100.85%

See Notes to Financial Statements	See explanation of references on C-6

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

		Investment Activities			Distributions

	Net		Net
	Asset		Realized		Dividends
	Value,	Net	and	Total	from	Distributions	Tax
	Beginning	Investment	Unrealized	from	Net	from	Basis
For the Period	of Period/	Income	Gain (Loss)	Investment	Investment	Capital	Return	Total
or Year Ended	Year	(Loss)	on Investments	Operations	Income	Gains	of Capital	Distributions

Large-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$11.62	$0.06	$0.33	$0.39	$—	$—	$—	$—
2003	8.95	0.11	2.68	2.79	(0.12)	—	—	(0.12)
2002	11.73	0.10	(2.79)	(2.69)	(0.09)	—	—	(0.09)
2001	12.60	0.09	(0.54)	(0.45)	(0.09)	(0.33)	—	(0.42)
2000	11.09	0.11	1.58	1.69	(0.10)	(0.08)	—	(0.18)
01/04/1999 - 12/31/1999	10.00	0.05	1.09	1.14	(0.05)	—	—	(0.05)

Comstock (7)
01/01/2004 - 06/30/2004 (Unaudited)	$8.91	$0.05	$0.37	$0.42	$—	$—	$—	$—
2003	6.82	0.05	2.09	2.14	(0.05)	—	—	(0.05)
2002	8.77	—	(1.94)	(1.94)	(0.01)	—	—	(0.01)
2001	9.76	0.03	(0.99)	(0.96)	(0.03)	—	—	(0.03)
10/02/2000 - 12/31/2000	10.00	0.03	(0.25)	(0.22)	(0.02)	—	—	(0.02)

Real Estate (8)
01/01/2004 - 06/30/2004 (Unaudited)	$15.85	$0.29	$0.92	$1.21	$—	$—	$—	$—
2003	12.08	0.46	4.02	4.48	(0.43)	(0.28)	—	(0.71)
2002	12.80	0.46	(0.47)	(0.01)	(0.35)	(0.36)	—	(0.71)
2001	12.23	0.53	0.49	1.02	(0.40)	(0.05)	—	(0.45)
2000	9.59	0.46	2.65	3.11	(0.46)	(0.01)	—	(0.47)
01/04/1999 - 12/31/1999	10.00	0.39	(0.39)	—	(0.39)	(0.02)	—	(0.41)

Mid-Cap Growth
01/01/2004 - 06/30/2004 (Unaudited)	$5.61	($0.01)	$0.47	$0.46	$—	$—	$—	$—
2003	4.30	(0.02)	1.33	1.31	—	—	—	—
2002	8.12	(0.01)	(3.81)	(3.82)	—	—	—	—
01/02/2001 - 12/31/2001	10.00	(0.01)	(1.87)	(1.88)	—	—	—	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratios / Supplemental Data

						Ratios	Ratios
						of Net	of Net
					Ratios of	Investment	Investment
				Ratios of	Expenses	Income (Loss)	Income (Loss)
				Expenses	Before	After	Before
	Net		Net	After Expense	Expense	Expense	Expense
	Asset		Assets,	Reductions	Reductions	Reductions	Reductions
	Value,		End of	to Average	to Average	to Average	to Average	Portfolio
For the Period	End of	Total	Period/Year	Net	Net	Net	Net	Turnover
or Year Ended	Period/Year	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Assets (2), (3)	Rates

Large-Cap Value
01/01/2004 - 06/30/2004 (Unaudited)	$12.01	3.40%	$2,350,885	0.90%	0.91%	1.21%	1.20%	12.82%
2003	11.62	31.24%	1,839,283	0.89%	0.91%	1.36%	1.35%	32.61%
2002	8.95	(22.96%)	1,003,328	0.89%	0.90%	1.13%	1.13%	41.03%
2001	11.73	(3.65%)	1,048,332	0.88%	0.90%	0.91%	0.89%	40.69%
2000	12.60	15.26%	371,754	0.90%	0.95%	1.06%	1.00%	80.70%
01/04/1999 - 12/31/1999	11.09	11.46%	169,531	0.97%	0.97%	0.86%	0.86%	55.23%

Comstock (7)
01/01/2004 - 06/30/2004 (Unaudited)	$9.33	4.68%	$563,774	1.00%	1.01%	1.27%	1.25%	9.78%
2003	8.91	31.38%	422,539	1.00%	1.02%	1.18%	1.16%	72.23%
2002	6.82	(22.15%)	75,103	1.05%	1.05%	0.02%	0.02%	51.01%
2001	8.77	(9.87%)	86,740	1.05%	1.05%	0.44%	0.43%	91.97%
10/02/2000 - 12/31/2000	9.76	(2.19%)	42,876	1.05%	1.44%	1.30%	0.91%	9.88%

Real Estate (8)
01/01/2004 - 06/30/2004 (Unaudited)	$17.06	7.59%	$555,305	1.15%	1.15%	3.81%	3.81%	2.24%
2003	15.85	37.52%	484,315	1.14%	1.14%	4.01%	4.01%	10.94%
2002	12.08	(0.32%)	299,735	1.15%	1.15%	4.48%	4.48%	27.12%
2001	12.80	8.55%	236,302	1.15%	1.15%	4.78%	4.78%	30.13%
2000	12.23	32.77%	168,942	1.14%	1.14%	5.16%	5.16%	18.22%
01/04/1999 - 12/31/1999	9.59	(0.01%)	50,101	1.28%	1.28%	6.09%	6.09%	20.24%

Mid-Cap Growth
01/01/2004 - 06/30/2004 (Unaudited)	$6.07	8.18%	$197,917	0.98%	0.98%	(0.51%)	(0.51%)	80.37%
2003	5.61	30.39%	167,630	1.00%	1.06%	(0.55%)	(0.60%)	300.49%
2002	4.30	(47.03%)	92,318	1.00%	1.09%	(0.51%)	(0.60%)	157.58%
01/02/2001 - 12/31/2001	8.12	(18.81%)	99,383	1.00%	1.03%	(0.20%)	(0.23%)	95.48%

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured distribution expenses, and adviser expense reimbursements, if any, as discussed in Note 6 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets were grossed up by these custodian credits, recaptured distribution expenses, and adviser expense reimbursements, if any.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Prior to 01/01/2003, Main Street Core Portfolio was named Large-Cap Core Portfolio. Prior to 01/01/2002, the portfolio was named Equity Income Portfolio.

(5)	Prior to 05/01/2001, Inflation Managed Portfolio was named Government Securities Portfolio.

(6)	Net investment income (loss) and net realized and unrealized gain (loss) on investments were reclassified to conform with current year classification as discussed in Note 2.B to the Financial Statements. In addition, ratios of net investment income (loss) to average daily net assets were restated as a result of the reclassification. The reclassification had no impact on total net assets or net asset value per share.

(7)	Prior to 05/01/2003, Comstock Portfolio was named Strategic Value Portfolio.

(8)	Prior to 05/01/2002, Real Estate Portfolio was named REIT Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified management investment company, organized as a Massachusetts business trust and as of June 30, 2004 is comprised of thirty-one separate portfolios: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds.

     Shares of the Fund are offered only to Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, and Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company (“Pacific Life”), and Pacific Select Exec Separate Account, PL&A Separate Account I, Separate Account A, and Pacific COLI Separate Account II of Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life.

     The portfolios commenced operations as follows: January 4, 1988—International Value, Multi-Strategy, Main Street Core, Inflation Managed, Managed Bond, Money Market, High Yield Bond; January 30, 1991—Equity Index; January 4, 1994—Growth LT; April 1, 1996—Emerging Markets, Aggressive Equity; January 4, 1999—Mid-Cap Value, Small-Cap Index, Large-Cap Value, Real Estate; January 3, 2000—Diversified Research, International Large-Cap; May 1, 2000—I-Net Tollkeeper; October 2, 2000—Focused 30, Comstock; January 2, 2001—Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Capital Opportunities, Mid-Cap Growth; January 2, 2002—Equity Income; May 1, 2003—Short Duration Bond, Small-Cap Value; August 31, 1983—Equity as a series of the Pacific Corinthian Variable Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

     A. Portfolio Valuation

     Each portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and the official closing price on the NASDAQ National Market as reported by a pricing source approved by the Fund’s Board of Trustees (the “Board”). Securities traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.

     Fixed income securities are generally valued at prices obtained from pricing services, market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

     Effective September 15, 2003, the Fund retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not accurately reflect the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

     B. Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed securities are reported as interest income in the Statements of Operations.

     Amortization of discounts and premiums on forward inflation-index bonds between the trade date of a buy and the disposition date of the corresponding sale are reported as realized gains and losses on investment security, swap, and forward transactions in the Statements of Operations. Amortization previously recorded as net investment income and loss has been reclassified as realized gains and losses in the Statements of Changes in Net Assets to conform with current year classification. The amortization was also reclassified in prior years’ per share data between net investment income and loss and net realized and unrealized gain and loss on investments in the Financial Highlights to conform with current year classification. In addition, prior year ratios of net investment income and loss to average daily net assets in the Financial Highlights were restated as a result of the reclassification. This reclassification only affected the Inflation Managed Portfolio and the reclassification had no impact on total net assets or net asset value per share of that portfolio.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     C. Foreign Currency Translation

     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report on the Statement of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of a portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

     D. Expense Allocation

     General expenses of the Fund (including custodial asset-based fees, portfolio accounting fees, legal and audit fees, printing and mailing expenses, and fees and expenses of the Independent Trustees) are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio (including advisory fees, custodial transaction-based fees, 12b-1 distribution expenses, legal fees, interest expenses, registration fees, and certain taxes) are charged directly to that portfolio.

     E. Offering Costs

     The Fund bears all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

     F. Equalization

     The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

     G. Futures Contracts

     Certain portfolios may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the portfolio’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

     H. Options and Options on Futures Contracts

     Certain portfolios may write (sell) options on interest rate futures and purchase put and call options and write secured put and covered call options. When a portfolio writes an option, an amount equal to the premium received is recorded as an asset with an equal liability that is “marked-to-market” based on the option’s quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation or depreciation until terminated, at which time realized gains and losses are recognized. The purposes of using options or options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility or to earn additional income. These options may relate to particular securities, stock indexes, options on swaps, or foreign currencies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by a portfolio and the prices of options or options on futures contracts, an illiquid secondary market for the instruments, or that the counterparty will fail to perform its obligations.

     I. Forward Foreign Currency Contracts

     Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a portfolio’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in a portfolio’s financial statements. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

     J. Swaps

     Certain portfolios may enter into interest rate, total return, credit default, currency exchange, and other swap agreements in order to obtain a desired return at a lower cost than if a portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are “marked-to-market” daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     K. Inflation-Indexed Bonds

     Inflation-Indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

     L. Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities (“SMBS”) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

     M. When-Issued Securities and Delayed-Delivery Transactions

     Certain portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable portfolio’s Schedule of Investments. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

     N. Short Sales

     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     O. Repurchase Agreements

     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, and such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

     P. Reverse Repurchase Agreements

     Certain portfolios may enter into reverse repurchase agreements. Under the agreement, a portfolio sells securities for cash to another party, usually a bank or a broker-dealer, and agrees to repurchase them within a specified time at an agreed-upon price. A reverse repurchase agreement involves the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.

     Q. Investment Risk

     The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

     3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fee rates based on an annual percentage of the average daily net assets of each portfolio and the fees are accrued daily by the Fund:

Blue Chip	0.95%	Multi-Strategy	0.65%
Aggressive Growth	1.00%	Main Street Core	0.65%
Diversified Research	0.90%	Emerging Markets	1.00%
Short Duration Bond	0.60%	Inflation Managed	0.60%
I-Net Tollkeeper	1.25%	Managed Bond	0.60%
Financial Services	1.10%	Small-Cap Value	0.95%
Health Sciences	1.10%	Money Market	See (1)
Technology	1.10%	High Yield Bond	0.60%
Focused 30	0.95%	Equity Income	0.95%
Growth LT	0.75%	Equity	0.65%
Mid-Cap Value	0.85%	Aggressive Equity	0.80%
International Value	0.85%	Large-Cap Value	0.85%
Capital Opportunities	0.80%	Comstock	0.95%
International Large-Cap	1.05%	Real Estate	1.10%
Equity Index	0.25%	Mid-Cap Growth	0.90%
Small-Cap Index	0.50%

(1)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% of the excess of over $500 million.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage other fund managers under Pacific Life’s supervision for twenty-nine of the thirty-one portfolios. The following firms serve as sub-advisers for the respective portfolios: AIM Capital Management, Inc. for the Blue Chip and Aggressive Growth Portfolios; Capital Guardian Trust Company for the Diversified Research Portfolio; Goldman Sachs Asset Management, L.P. for the Short Duration Bond and I-Net Tollkeeper Portfolios; INVESCO Institutional (N.A.), Inc. for the Financial Services, Health Sciences, and Technology Portfolios; Janus Capital Management LLC for the Focused 30 and Growth LT Portfolios; Lazard Asset Management LLC for the Mid-Cap Value and International Value Portfolios; MFS Investment Management for the Capital Opportunities and International Large-Cap Portfolios; Mercury Advisors for the Equity Index and Small-Cap Index Portfolios; OppenheimerFunds, Inc. for the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P. for the Small-Cap Value Portfolio; Putnam Investment Management, LLC for the Equity Income, Equity, and Aggressive Equity Portfolios; Salomon Brothers Asset Management Inc. for the Large-Cap Value Portfolio; and Van Kampen for the Comstock, Real Estate, and Mid-Cap Growth Portfolios. Pacific Life, as Investment Adviser to the Fund, pays the related management fees as compensation for advisory services provided to the Fund.

     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Fund that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Life for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on state and Federal levels, providing legal and accounting services, maintaining the Fund’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimburses Pacific Life for these support services on a cost reimbursement basis.

     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares without direct remuneration from the Fund, except for the amount of recaptured commissions received from the Fund under the brokerage enhancement 12b-1 plan (Note 6) for promoting and marketing fund shares.

4. TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS

     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the agreement. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. In addition, the Fund maintains a retirement plan for certain eligible Independent Trustees. As of June 30, 2004, total deferred trustee compensation liability and the present value projected retirement benefit obligations were $430,194 and $736,000, respectively.

5. DISTRIBUTIONS TO SHAREHOLDERS

     The portfolios currently declare and pay dividends on net investment income at least annually, except for the Short Duration Bond, Managed Bond, Money Market, and High Yield Bond Portfolios, for which dividends are declared and paid monthly. Dividends may be declared less frequently if it is advantageous to the Fund. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the related portfolios.

     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies (“PFICs”), post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     The tax character of distributions paid during the period ended June 30, 2004, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital
Portfolio	Income	Gain

Short Duration Bond	$13,049,621	$—
Managed Bond	34,853,760	—
Money Market	4,129,640	—
High Yield Bond	30,660,327	—

     The tax character of distributions paid during the year ended December 31, 2003, was as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital
Portfolio	Income	Gain

Blue Chip	$2,241,901	$—
Diversified Research	1,184,552	—
Short Duration Bond	12,307,035	—
Financial Services	633,776	—
Mid-Cap Value	5,248,872	—
International Value	22,494,381	—
Capital Opportunities	869,948	—
International Large-Cap	9,446,826	—
Equity Index	22,219,269	—
Small-Cap Index	3,157,783	—
Multi-Strategy	8,990,875	—
Main Street Core	10,351,108	—
Emerging Markets	2,527,401	—
Inflation Managed	97,382,305	1,138,327
Managed Bond	187,943,074	55,196,886
Small-Cap Value	2,381,251	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From
		Long-term
	Ordinary	Capital
Portfolio	Income	Gain

Money Market	$12,116,286	$—
High Yield Bond	52,786,841	—
Equity Income	2,074,388	—
Equity	1,450,964	—
Aggressive Equity	1,336,292	—
Large-Cap Value	18,632,690	—
Comstock	2,502,258	—
Real Estate	14,850,902	4,980,119

     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

Blue Chip	($131,676,475)	$72,632	$—	$79,580,706
Aggressive Growth	(19,498,404)	—	—	11,481,750
Diversified Research	(33,161,323)	53,077	—	43,832,176
Short Duration Bond	(3,993,728)	265,764	—	(1,388,578)
I-Net Tollkeeper	(89,877,152)	—	—	(5,334,321)
Financial Services	(7,073,651)	113,731	—	12,257,499
Health Sciences	(12,872,801)	—	—	15,745,044
Technology	(43.806,120)	—	—	15,541,868
Focused 30	(28,274,916)	—	—	13,020,306
Growth LT	(1,670,396,816)	—	—	269,400,371
Mid-Cap Value	(23,366,598)	88,884	—	158,379,054
International Value	(247,944,277)	3,119,137	—	149,432,178
Capital Opportunities	(49,260,380)	99,628	—	23,057,454
International Large-Cap	(84,854,253)	3,922,647	—	59,958,322
Equity Index	(16,724,692)	137,231	—	(83,232,754)
Small-Cap Index	(5,819,528)	442,668	—	69,899,040
Multi-Strategy	(114,836,127)	590,796	—	83,250,982
Main Street Core	(395,663,184)	248,413	—	102,704,449
Emerging Markets	(74,674,223)	951,644	—	98,373,854
Inflation Managed	—	124,387,160	3,183,920	14,381,347
Managed Bond	—	7,423,474	30,608,399	38,605,820
Small-Cap Value	—	9,115,740	1,178,507	38,162,725
Money Market	—	42,495	—	—
High Yield Bond	(167,286,735)	203,000	—	52,505,403
Equity Income	(5,012,382)	101,727	—	22,748,220
Equity	(424,526,603)	98,849	—	12,896,404
Aggressive Equity	(152,277,687)	99,656	—	31,231,560
Large-Cap Value	(136,805,309)	81,676	—	169,618,327
Comstock	(20,308,650)	184,974	—	56,001,304
Real Estate	—	—	3,238,758	93,653,583
Mid-Cap Growth	(51,035,155)	—	—	11,617,994

     The components of the accumulated capital and other losses as of December 31, 2003, are summarized in Note 10.

6. EXPENSE REDUCTIONS

     Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for its operating expenses (including organizational expenses, but not including advisory fees; 12b-1 distribution expenses; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2005. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2005. For the period ended June 30, 2004, such operating expenses were below the 0.10% expense cap for all portfolios except the Aggressive Growth Portfolio.

     The cumulative reimbursement amount as of June 30, 2004 that is subject to repayment for the Aggressive Growth Portfolio was $16,350 and the full recoupable amount will be expired December 31, 2004.

     The Fund has entered into an arrangement with its custodian, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian fees and expenses.

     The Fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions” or “recaptured distribution expenses”). While a portfolio pays the cost of brokerage transactions when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The Fund discloses the amount of recaptured commissions as a distribution expense.

     The adviser expense reimbursement, recoupment of adviser’s reimbursement, custodian credits, and recaptured distribution expenses, if any, are presented in the accompanying Statements of Operations.

7. TRANSACTIONS WITH AFFILIATES

     The Fund has incurred $93,053,558 (including $1,309,219 incurred by the Small-Cap Equity Portfolio — Note 11) of investment advisory fees and $329,270 (including $4,283 incurred by the Small-Cap Equity Portfolio) of support services expenses to Pacific Life for the period ended June 30, 2004 (Note 3). As of June 30, 2004, $15,962,029 and $219,384 respectively, remained payable.

     For the period ended June 30, 2004, the Fund also incurred $1,669,976 (including $96,746 incurred by the Small-Cap Equity Portfolio) of distribution expenses paid to Pacific Select Distributors, Inc. under the brokerage enhancement 12b-1 plan. There were no outstanding payables as of June 30, 2004.

     Certain officers and directors of Pacific Life are also officers and trustees of the Fund.

8. SECURITIES LENDING

     The Fund may loan securities to certain brokers, dealers and other financial institutions who pay the Fund’s negotiated lenders’ fees. The Fund receives cash, letters of credit, or U.S. Government securities in an amount

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Fund and the collateral held for securities on loan as of June 30, 2004, were as follows:

	Market	Cash
	Value	Collateral	Non-Cash
	of	Received for	Collateral
	Securities	Loans	Received for
Portfolio	on loan	Outstanding	Loans Outstanding

Blue Chip	$26,711,147	$27,269,907	$—
Aggressive Growth	8,560,791	8,693,317	—
Diversified Research	34,162,822	34,707,434	—
Short Duration Bond	81,603,948	82,882,713	—
I-Net Tollkeeper	4,719,650	4,861,003	—
Financial Services	5,064,884	5,142,010	—
Health Sciences	6,380,585	6,507,360	—
Technology	6,074,083	6,200,498	—
Focused 30	8,617,833	8,743,028	—
Growth LT	74,534,013	76,573,644	—
Mid-Cap Value	163,102,063	165,780,348	—
International Value	198,558,285	209,289,033	—
Capital Opportunities	18,878,404	19,585,667	—
International Large-Cap	293,318,692	306,791,235	—
Equity Index	35,291,488	36,068,759	—
Small-Cap Index	299,630,927	306,303,730	90,486
Multi-Strategy	85,809,977	85,652,667	1,863,750
Main Street Core	30,421,899	31,119,288	—
Emerging Markets	39,154,068	40,611,762	—
Inflation Managed	332,517,638	339,176,806	—
Managed Bond	704,153,015	589,947,416	125,958,600
Small-Cap Value	95,747,555	97,152,048	—
High Yield Bond	160,612,601	163,899,734	—
Equity Income	10,012,082	10,200,027	—
Equity	15,809,326	16,306,779	—
Aggressive Equity	46,095,714	47,295,189	—
Large-Cap Value	102,070,515	104,295,448	—
Comstock	28,176,684	28,834,135	—
Real Estate	26,368,273	26,717,291	—
Mid-Cap Growth	34,239,843	35,328,097	—

     Cash collateral received for security lending transactions is shown on the respective Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is shown on the respective Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.

9. COMMITTED LINE OF CREDIT

     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement. The interest rate on the borrowing is the bank’s overnight Federal funding rate plus 0.50%. The Fund agrees to pay to the bank a commitment fee equal to 0.10% per annum on the daily-unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are combined and presented in the accompanying Statements of Operations. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2004 for each portfolio were as follows:

	Weighted	Average
	Average	Dollar
	Interest	Amount of
Portfolio	Rate	Borrowing

Diversified Research	1.56%	$426,026
Short Duration Bond	1.56%	10,943,151
I-Net Tollkeeper	1.53%	941,282
Financial Services	1.50%	251,674
Technology	1.52%	8,013,233
Growth LT	1.52%	2,893,996
Mid-Cap Value	1.50%	7,765,670
Capital Opportunities	1.50%	1,591,630
Equity Index	1.50%	3,682,697
Small-Cap Index	1.50%	2,715,311
Emerging Markets	1.53%	4,729,035
Inflation Managed	1.75%	40,512,422
Small-Cap Value	1.56%	3,740,872
High Yield Bond	1.53%	25,194,068
Equity Income	1.50%	476,338
Equity	1.54%	1,545,281
Aggressive Equity	1.52%	5,828,321
Mid-Cap Growth	1.55%	1,412,344

10. FEDERAL INCOME TAX

     Each portfolio declared and paid sufficient dividends on net investment income and capital gains distributions during 2003 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Each portfolio intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2003 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2003, were presented in the first table below, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2004, were presented in the second table below:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

								Post-	Post-	Accumulated
	Net Capital							October	October	Capital and
	Loss	Net Capital Loss Carryover Expiring in						Capital	Foreign	Other
Portfolio	Carryover	2006	2007	2008	2009	2010	2011	Loss	Currency	Losses

Blue Chip	($131,676,475)	$—	$—	$—	($21,079,363)	($83,489,547)	($27,107,565)	$—	$—	($131,676,475)
Aggressive Growth	(19,498,404)	—	—	—	(6,988,868)	(12,509,536)	—	—	—	(19,498,404)
Diversified Research	(30,941,777)	—	—	(461,987)	(3,112,530)	(10,706,383)	(16,660,877)	(2,116,440)	(103,106)	(33,161,323)
Short Duration Bond	(3,181,305)	—	—	—	—	—	(3,181,305)	(812,423)	—	(3,993,728)
I-Net Tollkeeper	(89,877,152)	—	—	(246,639)	(47,372,951)	(36,587,463)	(5,670,099)	—	—	(89,877,152)
Financial Services	(7,056,464)	—	—	—	(975,003)	(6,081,461)	—	—	(17,187)	(7,073,651)
Health Sciences	(12,872,801)	—	—	—	—	(12,872,801)	—	—	—	(12,872,801)
Technology	(43,325,893)	—	—	—	(10,265,312)	(29,597,045)	(3,463,536)	(475,811)	(4,416)	(43,806,120)
Focused 30	(28,263,220)	—	—	—	(20,648,139)	(7,615,081)	—	—	(11,696)	(28,274,916)
Growth LT	(1,670,122,863)	—	—	—	(879,116,914)	(718,788,350)	(72,217,599)	—	(273,953)	(1,670,396,816)
Mid-Cap Value	(23,366,598)	—	—	—	—	(23,366,598)	—	—	—	(23,366,598)
International Value	(247,865,502)	—	—	—	(55,223,749)	(147,433,780)	(45,207,973)	—	(78,775)	(247,944,277)
Capital Opportunities	(49,260,380)	—	—	—	(10,479,201)	(38,781,179)	—	—	—	(49,260,380)
International Large-Cap	(79,451,686)	—	—	—	(10,588,405)	(68,863,281)	—	(2,980,197)	(2,422,370)	(84,854,253)
Equity Index	(16,724,692)	—	—	—	—	(16,724,692)	—	—	—	(16,724,692)
Small-Cap Index	(5,819,528)	—	—	—	—	(5,819,528)	—	—	—	(5,819,528)
Multi-Strategy	(114,836,127)	—	—	—	—	(30,654,081)	(84,182,046)	—	—	(114,836,127)
Main Street Core	(392,874,161)	—	—	—	(19,356,206)	(151,082,659)	(222,435,296)	(2,786,305)	(2,718)	(395,663,184)
Emerging Markets	(74,614,745)	—	—	—	(43,918,325)	(30,696,420)	—	—	(59,478)	(74,674,223)
Inflation Managed	—	—	—	—	—	—	—	—	—	—
Managed Bond	—	—	—	—	—	—	—	—	—	—
Small-Cap Value	—	—	—	—	—	—	—	—	—	—
Money Market	—	—	—	—	—	—	—	—	—	—
High Yield Bond	(167,286,735)	(6,830,665)	(13,363,955)	(14,144,174)	(53,840,090)	(64,602,916)	(14,504,935)	—	—	(167,286,735)
Equity Income	(5,012,382)	—	—	—	—	(2,302,562)	(2,709,820)	—	—	(5,012,382)
Equity	(424,438,357)	—	—	—	(231,836,471)	(136,589,870)	(56,012,016)	(88,246)	—	(424,526,603)
Aggressive Equity	(151,439,615)	—	—	(1,209,974)	(81,160,789)	(52,037,967)	(17,030,885)	(838,072)	—	(152,277,687)
Large-Cap Value	(136,805,309)	—	—	—	(15,975,059)	(56,281,968)	(64,548,282)	—	—	(136,805,309)
Comstock	(20,308,650)	—	—	—	(9,298,557)	(11,010,093)	—	—	—	(20,308,650)
Real Estate	—	—	—	—	—	—	—	—	—	—
Mid-Cap Growth	(50,809,282)	—	—	—	—	(50,809,282)	—	(225,873)	—	(51,035,155)

	Total			Net		Total			Net
	Cost on	Gross	Gross	Unrealized		Cost on	Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/		Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Basis	Appreciation	Depreciation	(Depreciation)	Portfolio	Basis	Appreciation	Depreciation	(Depreciation)

Blue Chip	$1,511,041,577	$123,897,574	($51,531,601)	$72,365,973	Multi-Strategy	$672,056,889	$83,127,363	($14,006,678)	$69,120,685
Aggressive Growth	67,768,894	9,718,170	(2,051,463)	7,666,707	Main Street Core	1,237,526,256	106,774,252	(56,972,714)	49,801,538
Diversified Research	473,524,506	70,402,388	(8,251,620)	62,150,768	Emerging Markets	393,972,827	80,290,776	(11,602,806)	68,687,970
Short Duration Bond	1,166,780,593	2,357,448	(8,596,999)	(6,239,551)	Inflation Managed	4,388,630,412	14,374,590	(75,226,891)	(60,852,301)
I-Net Tollkeeper	69,995,457	7,419,063	(13,330,963)	(5,911,900)	Managed Bond	2,877,805,322	26,290,520	(31,848,288)	(5,557,768)
Financial Services	91,673,437	12,339,735	(2,486,981)	9,852,754	Small-Cap Value	377,373,703	64,347,822	(5,296,068)	59,051,754
Health Sciences	136,828,957	12,637,445	(3,094,022)	9,543,423	Money Market	1,243,838,474	—	—	—
Technology	92,154,881	11,569,462	(3,972,840)	7,596,622	High Yield Bond	756,412,636	28,274,566	(14,924,802)	13,349,764
Focused 30	73,566,611	13,969,883	(1,322,928)	12,646,955	Equity Income	196,725,358	24,707,597	(4,656,958)	20,050,639
Growth LT	1,471,739,186	330,953,276	(72,435,265)	258,518,011	Equity	378,377,854	47,257,641	(27,763,887)	19,493,754
Mid-Cap Value	1,275,164,713	184,346,456	(21,973,356)	162,373,100	Aggressive Equity	221,574,794	32,309,891	(10,408,444)	21,901,447
International Value	1,575,477,517	202,223,801	(55,696,446)	146,527,355	Large-Cap Value	2,182,590,005	240,662,055	(65,518,010)	175,144,045
Capital Opportunities	290,194,376	26,737,365	(11,851,548)	14,885,817	Comstock	509,154,663	71,171,982	(4,182,145)	66,989,837
International Large-Cap	1,319,066,259	106,324,939	(26,665,562)	79,659,377	Real Estate	435,948,763	126,516,452	(8,663,922)	117,852,530
Equity Index	1,719,986,286	255,862,291	(302,167,428)	(46,305,137)	Mid-Cap Growth	181,295,311	22,192,110	(4,070,386)	18,121,724
Small-Cap Index	1,163,493,208	121,755,723	(47,853,214)	73,902,509

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

11. REORGANIZATION

     On December 31, 2003 and April 30, 2004, certain portfolios, as listed below (each a “Surviving Portfolio”), acquired all of the assets and liabilities of other portfolios, also listed below (each an “Acquired Portfolio”), in a tax-free exchange for shares of the Surviving Portfolios, pursuant to plans of reorganization (each a “Reorganization”) approved by the Fund’s Board and shareholders of record, as of the applicable record date, of the Acquired Portfolios. Pacific Life paid or will pay half of the Reorganization costs for the December 31, 2003 Reorganizations and paid or will pay all Reorganization costs for the April 30, 2004 Reorganization (Reorganization costs do not include settlement and custodial expenses associated with Reorganization transactions). For the December 31, 2003 Reorganizations, the Surviving and Acquired Portfolios paid the other half of the expenses relating to the Reorganizations, which were allocated ratably on the basis of their relative net asset values of the portfolios as of a certain date for each Reorganization. Total Reorganization costs for the three December 31, 2003 Reorganizations are estimated at $390,000, of which $195,000 was paid or will be paid by Pacific Life. Reorganization costs for the April 30, 2004 Reorganization are estimated at $150,000, which will be paid by Pacific Life subject to partial contribution by the Small-Cap Index sub-adviser via waiver of portfolio management fees associated with assets acquired in the Reorganization. The value of shares issued by each of the Surviving Portfolios is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by each of the Surviving Portfolios, the net assets and unrealized appreciation or depreciation as of the Reorganization date immediately prior to and after the Reorganization, and the amounts of Reorganization costs paid by each of the Surviving and Acquired Portfolios were as follows:

								Acquired Portfolio
				Shares	Surviving	Acquired	Net Assets	Unrealized
Date of	Surviving	Acquired	Shares	Issued In	Portfolio	Portfolio	After	Appreciation/
Reorganization	Portfolio	Portfolio	Acquired	Acquisition	Net Assets	Net Assets	Reorganization	(Depreciation)

December 31, 2003	Diversified Research	Research	1,271,921	1,157,210	$388,301,218	$12,329,267	$400,630,485	$605,858
December 31, 2003	International Large-Cap	Global Growth	5,418,166	7,328,937	1,049,882,342	49,067,160	1,098,949,502	4,502,892
December 31, 2003	Technology	Telecommunications	6,095,777	5,200,236	100,546,225	23,498,113	124,044,338	3,849,451
April 30, 2004	Small-Cap Index	Small-Cap Equity	30,518,481	45,602,630	649,681,038	539,910,420	1,189,591,458	(23,569,409)

	Estimated		Estimated
Surviving	Reorganization	Acquired	Reorganization
Portfolios	Costs	Portfolios	Costs

Diversified Research	$50,687	Research	$4,313
International Large-Cap	95,361	Global Growth	4,639
Technology	32,380	Telecommunications	7,620
Small-Cap Index	—	Small-Cap Equity	—

12. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding short-term investments, and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2004, are summarized in the following tables:

	U.S. Government Securities		Other Securities			U.S. Government Securities		Other Securities
Portfolio	Purchases	Sales	Purchases	Sales	Portfolio	Purchases	Sales	Purchases	Sales

Blue Chip	$—	$—	$680,105,298	$209,177,462	Small-Cap Index	$—	$—	$812,076,352	$237,550,546
Aggressive Growth	—	—	55,150,883	52,646,514	Multi-Strategy	851,305,235	813,574,623	166,617,907	115,320,974
Diversified Research	—	—	157,860,906	47,556,501	Main Street Core	—	—	623,568,501	530,476,972
Short Duration Bond	1,107,961,552	1,061,150,852	539,034,334	171,588,044	Emerging Markets	—	—	209,998,796	57,059,329
I-Net Tollkeeper	—	—	20,645,046	27,211,326	Inflation Managed	13,733,163,449	13,180,048,016	259,684,230	184,370,215
Financial Services	—	—	31,752,641	28,792,647	Managed Bond	7,689,445,890	7,678,181,934	979,050,232	148,012,232
Health Sciences	—	—	105,070,210	90,761,661	Small-Cap Value	—	—	130,673,769	50,170,386
Technology	—	—	86,213,926	105,603,799	High Yield Bond	—	—	373,741,244	430,266,718
Focused 30	—	—	38,080,354	30,118,024	Equity Income	—	—	86,857,443	60,328,869
Growth LT	—	—	506,825,498	529,474,934	Equity	—	—	140,619,341	179,062,195
Mid-Cap Value	—	—	673,001,906	561,335,571	Aggressive Equity	—	—	115,121,348	187,322,703
International Value	—	—	255,722,653	130,182,495	Large-Cap Value	—	—	659,067,374	252,809,325
Capital Opportunities	—	—	153,340,696	121,955,804	Comstock	—	—	176,198,418	44,313,106
International Large-Cap	—	—	574,850,242	325,788,008	Real Estate	—	—	69,511,723	11,403,291
Equity Index	—	—	47,310,281	43,801,814	Mid-Cap Growth	—	—	150,064,139	142,224,836

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

     Transactions in Fund shares of each portfolio for the period ended June 30, 2004 and the year ended December 31, 2003, were as follows:

	Blue Chip		Aggressive Growth		Diversified Research
	2004	2003	2004	2003	2004	2003
Beginning balances	146,996,449	96,837,252	8,780,981	7,273,674	37,602,802	26,455,334
Shares sold	63,426,971	65,214,134	1,554,400	3,699,280	13,910,328	13,192,165
Shares issued in connection with acquisition (1)	—	—	—	—	—	1,157,210
Distributions reinvested	—	300,155	—	—	—	112,469
Shares redeemed	(2,096,487)	(15,355,092)	(1,205,126)	(2,191,973)	(3,170,482)	(3,314,376)

Ending balances	208,326,933	146,996,449	9,130,255	8,780,981	48,342,648	37,602,802

	Short Duration Bond(2)		I-Net Tollkeeper		Financial Services
	2004	2003	2004	2003	2004	2003
Beginning balances	89,854,529	—	18,021,358	15,464,059	9,919,842	8,415,650
Shares sold	35,422,746	89,125,631	3,775,365	13,292,973	1,376,691	3,832,603
Distributions reinvested	1,318,127	1,238,804	—	—	—	64,412
Shares redeemed	(8,292,462)	(509,906)	(5,692,233)	(10,735,674)	(1,422,823)	(2,392,823)

Ending balances	118,302,940	89,854,529	16,104,490	18,021,358	9,873,710	9,919,842

	Health Sciences		Technology		Focused 30
	2004	2003	2004	2003	2004	2003
Beginning balances	13,563,748	10,869,629	27,451,560	13,015,777	10,374,817	7,591,687
Shares sold	3,639,290	5,829,539	6,406,718	26,378,207	2,607,483	5,617,374
Shares issued in connection with acquisition(1)	—	—	—	5,200,236	—	—
Distributions reinvested	—	—	—	—	—	—
Shares redeemed	(1,693,821)	(3,135,420)	(11,774,481)	(17,142,660)	(2,393,274)	(2,834,244)

Ending balances	15,509,217	13,563,748	22,083,797	27,451,560	10,589,026	10,374,817

	Growth LT		Mid-Cap Value		International Value
	2004	2003	2004	2003	2004	2003
Beginning balances	99,793,902	110,084,322	78,028,774	63,124,465	123,355,502	96,960,825
Shares sold	8,058,469	18,230,187	16,366,265	22,681,323	33,085,439	139,103,676
Distributions reinvested	—	—	—	362,275	—	1,830,410
Shares redeemed	(11,993,444)	(28,520,607)	(7,614,914)	(8,139,289)	(25,247,827)	(114,539,409)

Ending balances	95,858,927	99,793,902	86,780,125	78,028,774	131,193,114	123,355,502

	Capital Opportunities		International Large-Cap		Equity Index
	2004	2003	2004	2003	2004	2003
Beginning balances	32,885,801	23,678,075	164,201,600	94,730,989	62,028,371	69,839,700
Shares sold	8,287,283	12,219,408	45,197,855	135,587,882	5,100,890	12,562,446
Shares issued in connection with acquisition(1)	—	—	—	7,328,937	—	—
Distributions reinvested	—	112,900	—	1,586,616	—	842,794
Shares redeemed	(4,249,033)	(3,124,582)	(9,838,474)	(75,032,824)	(5,862,999)	(21,216,569)

Ending balances	36,924,051	32,885,801	199,560,981	164,201,600	61,266,262	62,028,371

	Small-Cap Index		Multi-Strategy		Main Street Core
	2004	2003	2004	2003	2004	2003
Beginning balances	54,944,317	37,396,036	41,080,789	44,404,551	62,559,567	49,996,944
Shares sold	13,324,599	26,732,728	1,844,436	3,997,555	6,728,248	19,537,373
Shares issued in connection with acquisition(1)	45,602,630	—	—	—	—	—
Distributions reinvested	—	268,616	—	600,741	—	558,196
Shares redeemed	(14,581,464)	(9,453,063)	(2,993,248)	(7,922,058)	(2,256,568)	(7,532,946)

Ending balances	99,290,082	54,944,317	39,931,977	41,080,789	67,031,247	62,559,567

	Emerging Markets		Inflation Managed		Managed Bond
	2004	2003	2004	2003	2004	2003
Beginning balances	32,289,564	25,091,386	134,587,125	107,814,755	234,737,812	226,847,536
Shares sold	18,939,729	24,104,100	32,001,197	42,898,644	25,612,301	41,293,107
Distributions reinvested	—	266,374	—	8,519,206	3,110,977	21,790,371
Shares redeemed	(3,667,290)	(17,172,296)	(3,436,697)	(24,645,480)	(13,730,364)	(55,193,202)

Ending balances	47,562,003	32,289,564	163,151,625	134,587,125	249,730,726	234,737,812

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Small-Cap Value(2)		Money Market		High Yield Bond
	2004	2003	2004	2003	2004	2003
Beginning balances	25,297,097	—	115,103,557	173,417,193	131,802,982	83,424,370
Shares sold	10,089,048	25,261,498	105,542,337	233,531,737	28,069,650	109,055,928
Distributions reinvested	—	186,337	409,407	1,201,062	4,433,273	7,872,440
Shares redeemed	(3,848,896)	(150,738)	(98,448,075)	(293,046,435)	(48,903,369)	(68,549,756)

Ending balances	31,537,249	25,297,097	122,607,226	115,103,557	115,402,536	131,802,982

	Equity Income		Equity		Aggressive Equity
	2004	2003	2004	2003	2004	2003
Beginning balances	17,359,594	13,091,376	24,387,005	27,924,746	33,325,036	34,269,831
Shares sold	3,356,940	7,456,043	1,630,196	4,718,535	3,780,294	13,046,396
Distributions reinvested	—	194,363	—	84,506	—	149,787
Shares redeemed	(1,030,210)	(3,382,188)	(3,528,635)	(8,340,782)	(11,627,437)	(14,140,978)

Ending balances	19,686,324	17,359,594	22,488,566	24,387,005	25,477,893	33,325,036

	Large-Cap Value		Comstock		Real Estate
	2004	2003	2004	2003	2004	2003
Beginning balances	158,309,149	112,157,915	47,428,211	11,009,498	30,548,276	24,805,801
Shares sold	39,630,108	54,404,016	13,838,400	37,942,065	4,262,430	7,991,175
Distributions reinvested	—	1,619,832	—	281,290	—	1,316,944
Shares redeemed	(2,259,533)	(9,872,614)	(816,585)	(1,804,642)	(2,254,627)	(3,565,644)

Ending balances	195,679,724	158,309,149	60,450,026	47,428,211	32,556,079	30,548,276

	Mid-Cap Growth
	2004	2003
Beginning balances	29,891,285	21,464,947
Shares sold	5,648,070	17,675,512
Distributions reinvested	—	—
Shares redeemed	(2,915,284)	(9,249,174)

Ending balances	32,624,071	29,891,285

(1)	See Note 11 to Financial Statements regarding shares issued in connection with acquisition.

(2)	Operations commenced on May 1, 2003 for Short Duration Bond and Small-Cap Value Portfolios.

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

     The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund’s Declaration of Trust. Information pertaining to the trustees and officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund as defined in the 1940 Act are referred to as “Independent Trustees”. Certain trustees and officers are deemed to be “interested persons” of the Fund and thus are referred to as “Interested Persons”, because of their positions with Pacific Life. The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the following toll-free numbers:

•	Pacific Life’s Annuity Contract Owners: 1-800-722-2333

•	Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

•	PL&A’s Annuity Contract Owners: 1-800-748-6907

•	PL&A’s Life Insurance Policy Owners: 1-888-595-6997

     The address of each trustee and officer is c/o Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660.

	Position(s)		Number of
	with the	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	Fund and Length	(and certain additional occupation information)	Fund Complex
Name and Age	Time Served*	During Past 5 years	Overseen**

INDEPENDENT TRUSTEES

Lucie H. Moore Age 47	Trustee since 10/1/98	Trustee of Pacific Funds; Former partner (1994) with Gibson, Dunn & Crutcher (Law).	51

Richard L. Nelson Age 74	Trustee since 7/21/87	Trustee of Pacific Funds; Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (2000) of Wynn’s International, Inc. (Industrial); Retired Partner (1983) with Ernst & Young LLP (Accounting and Auditing).	51

Lyman W. Porter Age 74	Trustee since 7/21/87	Trustee of Pacific Funds; Professor Emeritus of Management in the Graduate School of Management at the University of California, Irvine; Member of the Board of Trustees of the American University of Armenia; Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Member (1995) of the Academic Advisory Board of the Czechoslovak Management Center; Former Dean (1983) of the Graduate School of Management, University of California, Irvine.	51

Alan Richards Age 74	Trustee since 7/21/87	Trustee of Pacific Funds; Chairman of the Board and Director, NETirement.com, Inc. (Retirement Planning Software); Chairman of IBIS Capital, LLC (Financial); Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (1998) of Western National Corporation (Insurance Holding Company); Retired Chairman (1986) of E.F. Hutton Insurance Group; Former Director (1986) of E.F. Hutton and Company, Inc. (Financial).	51

G. Thomas Willis Age 62	Trustee since 11/17/03	Trustee of Pacific Funds; Retired Partner (2002) of PricewaterhouseCoopers LLP, (Accounting and Auditing).	51

Cecilia H. Herbert Age 55	Trustee since 3/18/04	Former Trustee of the Montgomery Funds (2003); Former Managing Director (1990) of J.P. Morgan and Co. (Financial).	31

PACIFIC SELECT FUND
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

			Number of
	Position(s) with	Current Directorship(s) Held and Principal Occupation(s)	Portfolios in
	the Fund and	(and certain additional occupation information)	Fund Complex
Name and Age	Length of Time Served*	During Past 5 years	Overseen**

INTERESTED PERSONS

Thomas C. Sutton Age 62	Chairman of the Board and Trustee since 7/21/87	Chairman of the Board, Director and Chief Executive Officer of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries and affiliates of Pacific Life; Chairman of the Board and Trustee of Pacific Funds; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Former Director of Newhall Land & Farming (2004); Former Management Board Member of PIMCO Advisors L.P. (1997); Former Equity Board Member of PIMCO Advisors L.P. (1997).	51

Glenn S. Schafer Age 54	President since 2/25/99	President and Director of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; President and Trustee of Pacific Funds; Director of Beckman Coulter, Inc. (manufacturer of Bio-Medical diagnostic systems); Former Management Board Member of PIMCO Advisors L.P. (2000); Former Equity Board Member of PIMCO Advisors L.P. (1997).	51

Brian D. Klemens Age 48	Vice President and Treasurer since 4/29/96	Vice President (1/98 to present) and Treasurer (12/98 to present); Assistant Vice President (12/92 to 1/98) and Assistant Controller (4/94 to 12/98) of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; Vice President and Treasurer of Pacific Funds.	51

Diane N. Ledger Age 64	Vice President and Assistant Secretary since 7/21/87	Vice President, Variable Regulatory Compliance, Pacific Life and Pacific Life & Annuity Company; and Vice President and Assistant Secretary of Pacific Funds.	51

Audrey L. Milfs Age 58	Secretary since 7/21/87	Vice President, Director and Secretary of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries of Pacific Life; Secretary of Pacific Funds.	51

Sharon A. Cheever Age 49	Vice President and General Counsel since 5/20/92	Vice President and Investment Counsel of Pacific Life and Pacific Life & Annuity Company; and Assistant Secretary of Pacific Mutual Holding Company and Pacific LifeCorp.	31

*	Each trustee serves until he or she resigns, retires, or his or her successor is elected and qualified.

**	As of June 30, 2004, the “Fund Complex” consisted of Pacific Select Fund (31 portfolios) and Pacific Funds (20 funds).

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)

     In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Fund”) is required to furnish certain information regarding any matters submitted to a vote of the Fund’s shareholders.

     Shareholders of record on February 24, 2004 representing 32,609,847.32 shares of the Small-Cap Equity Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Fund on April 22, 2004 for the Small-Cap Equity Portfolio. 100% of the outstanding shares of the Portfolio were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal:

     To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Small-Cap Equity Portfolio by the Small-Cap Index Portfolio in exchange for shares of the Small-Cap Index Portfolio.

	Votes For		Votes Against		Abstentions		Outstanding Shares
	Number	Percent*	Number	Percent*	Number	Percent*	Number

Small-Cap Equity Portfolio	29,675,155.04	91.00%	1,009,682.09	3.10%	1,925,010.19	5.90%	32,609,847.32

*	Based on total shares outstanding.

Semi-Annual Report
as of June 30, 2004

•	Pacific Select Fund

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Select Fund
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-20803-07
357-4A
85-23503-03

Item 2.	Code of Ethics—not applicable to semi-annual reports

Item 3.	Audit Committee Financial Expert—not applicable to semi-annual reports

Item 4.	Principal Accountant Fees and Services—not applicable to semi-annual reports

Item 5.	Audit Committee of Listed Registrants—not applicable

Item 6.	Schedule of Investments—not applicable for periods ending before July 9, 2004

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable

Item 9.	There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 10.	Controls and Procedures

(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits

(a)	Code of ethics that is subject to the disclosure of Item 2 hereof—not applicable to semi-annual reports

(b)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ GLENN S. SCHAFER
GLENN S. SCHAFER
President
Date:	August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
THOMAS C. SUTTON
Chairman of the Board of Trustees
Date:	August 30, 2004

By:	/s/ GLENN S. SCHAFER
GLENN S. SCHAFER
President
Date:	August 30, 2004

By:	/s/ BRIAN D. KLEMENS
BRIAN D. KLEMENS
Treasurer (Principal Financial and Accounting Officer)
Date:	August 30, 2004